UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               KRISTEN MILLAN
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2017


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2017



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF  USAA CORNERSTONE AGGRESSIVE FUND]

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       SEMIANNUAL REPORT
       USAA CORNERSTONE AGGRESSIVE FUND (UCAGX)
       NOVEMBER 30, 2017

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         29

    Financial Statements                                                      34

    Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                               52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE AGGRESSIVE FUND (THE FUND) SEEKS CAPITAL APPRECIATION OVER THE LONG TERM. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 80% equity securities and 20% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund's asset allocation is actively managed by adjusting the Fund's investments among asset classes that the Fund's manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs. The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities.

The Fund's investments also include real estate investment trusts (REITs), investments that provide exposure to commodities (such as ETFs or natural resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

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                         o TOP 10 HOLDINGS* - 11/30/17 o
                                (% of Net Assets)

Schwab Fundamental International Large Co.
  Index ETF** ............................................................  6.6%
iShares Core MSCI EAFE ETF** .............................................  6.6%
Vanguard Short-Term Corporate Bond ETF** .................................  4.4%
Vanguard FTSE Developed Markets ETF** ....................................  4.0%
Vanguard S&P 500 ETF** ...................................................  3.2%
iShares Core MSCI Emerging Markets ETF** .................................  3.0%
Schwab Fundamental Emerging Markets
  Large Co. Index ETF** ..................................................  2.6%
Vanguard Short-Term Bond ETF** ...........................................  2.5%
U.S. Treasury Note, 1.13%, 2/28/2021 .....................................  2.3%
iShares Edge MSCI Minimum
  Volatility EAFE ETF** ..................................................  2.0%

 *Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-28.

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2  | USAA CORNERSTONE AGGRESSIVE FUND

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                   o ASSET ALLOCATION* - 11/30/17 o

                   [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES**                                                   35.2%
INTERNATIONAL EQUITY SECURITIES**                                          33.6%
FIXED INCOME EXCHANGE-TRADED FUNDS**                                        9.7%
U.S. TREASURY SECURITIES                                                    8.3%
U.S. GOVERNMENT AGENCY ISSUES                                               4.1%
MONEY MARKET INSTRUMENTS                                                    3.1%
GLOBAL REAL ESTATE EQUITY SECURITIES**                                      2.0%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES**                          1.7%
CORPORATE OBLIGATIONS                                                       1.2%
COMMERCIAL MORTGAGE SECURITIES                                              0.4%
ASSET-BACKED SECURITIES                                                     0.2%
CONVERTIBLE SECURITIES                                                      0.1%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                             [END CHART]

 * Does not include futures and short-term investments purchased with cash collateral from securities loaned.
** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-28.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (35.2%)

              COMMON STOCKS (30.4%)

              CONSUMER DISCRETIONARY (4.1%)
              -----------------------------
              APPAREL RETAIL (0.5%)
      4,790   American Eagle Outfitters, Inc.                                                   $     77
      5,920   Buckle, Inc.                                                                           132
      2,530   Caleres, Inc.                                                                           82
     10,780   Foot Locker, Inc.(a)                                                                   462
     17,060   Gap, Inc.(a)                                                                           551
      3,760   TJX Companies, Inc.                                                                    284
                                                                                                --------
                                                                                                   1,588
                                                                                                --------
              AUTO PARTS & EQUIPMENT (0.3%)
      4,640   American Axle & Manufacturing Holdings, Inc.*                                           83
        860   Cooper-Standard Holdings, Inc.*                                                        109
      6,010   Gentex Corp.                                                                           123
        910   LCI Industries                                                                         119
      2,740   Lear Corp.(a)                                                                          496
                                                                                                --------
                                                                                                     930
                                                                                                --------
              AUTOMOBILE MANUFACTURERS (0.1%)
        710   Tesla, Inc.*                                                                           219
      1,010   Thor Industries, Inc.                                                                  155
                                                                                                --------
                                                                                                     374
                                                                                                --------
              AUTOMOTIVE RETAIL (0.1%)
      1,180   Asbury Automotive Group, Inc.*                                                          78
        980   Group 1 Automotive, Inc.                                                                79
        780   Lithia Motors, Inc. "A"                                                                 92
                                                                                                --------
                                                                                                     249
                                                                                                --------
              BROADCASTING (0.3%)
      4,105   CBS Corp. "B"(a)                                                                       230
     23,130   Discovery Communications, Inc. "A"*(a)                                                 440
      2,698   Entercom Communications Corp. "A"                                                       31
      7,590   Gray Television, Inc.*                                                                 110
      3,470   Sinclair Broadcast Group, Inc. "A"                                                     118
                                                                                                --------
                                                                                                     929
                                                                                                --------

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4  | USAA CORNERSTONE AGGRESSIVE FUND

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CABLE & SATELLITE (0.3%)
     21,090   Comcast Corp. "A"(a)                                                              $    792
                                                                                                --------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
      2,950   GameStop Corp. "A"                                                                      55
                                                                                                --------
              DEPARTMENT STORES (0.3%)
      8,230   Kohl's Corp.(a)                                                                        395
     18,520   Macy's, Inc.(a)                                                                        441
                                                                                                --------
                                                                                                     836
                                                                                                --------
              EDUCATION SERVICES (0.1%)
      1,860   Adtalem Global Education, Inc.                                                          77
      1,110   Capella Education Co.                                                                   95
        200   Graham Holdings Co. "B"                                                                116
                                                                                                --------
                                                                                                     288
                                                                                                --------
              GENERAL MERCHANDISE STORES (0.2%)
      1,480   Big Lots, Inc.                                                                          88
      6,600   Target Corp.(a)                                                                        395
                                                                                                --------
                                                                                                     483
                                                                                                --------
              HOME IMPROVEMENT RETAIL (0.3%)
      3,900   Home Depot, Inc.(a)                                                                    701
      3,040   Lowe's Companies, Inc.(a)                                                              254
                                                                                                --------
                                                                                                     955
                                                                                                --------
              HOMEBUILDING (0.4%)
        320   NVR, Inc.*                                                                           1,112
      3,440   Toll Brothers, Inc.                                                                    173
      7,370   TRI Pointe Group, Inc.*                                                                134
                                                                                                --------
                                                                                                   1,419
                                                                                                --------
              HOMEFURNISHING RETAIL (0.1%)
     17,560   Bed Bath & Beyond, Inc.                                                                393
                                                                                                --------
              HOTELS, RESORTS & CRUISE LINES (0.6%)
      9,500   Carnival Corp.(a)                                                                      624
      4,610   ILG, Inc.                                                                              130
      3,670   Marriott International, Inc. "A"                                                       466
        910   Marriott Vacations Worldwide Corp.                                                     122
      4,080   Royal Caribbean Cruises Ltd.                                                           505
                                                                                                --------
                                                                                                   1,847
                                                                                                --------
              MOVIES & ENTERTAINMENT (0.1%)
     11,520   Viacom, Inc. "B"                                                                       326
                                                                                                --------
              PUBLISHING (0.0%)
      1,520   Meredith Corp.                                                                         104
                                                                                                --------

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                                                   PORTFOLIO OF INVESTMENTS |  5

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.2%)
      2,010   Cheesecake Factory, Inc.                                                          $     98
      2,240   DineEquity, Inc.                                                                       103
      3,260   McDonald's Corp.(a)                                                                    561
                                                                                                --------
                                                                                                     762
                                                                                                --------
              SPECIALTY STORES (0.2%)
     13,210   Dick's Sporting Goods, Inc.                                                            389
      8,640   Hibbett Sports, Inc.*                                                                  172
     12,840   Office Depot, Inc.                                                                      42
                                                                                                --------
                                                                                                     603
                                                                                                --------
              TIRES & RUBBER (0.0%)
      2,190   Cooper Tire & Rubber Co.                                                                80
                                                                                                --------
              Total Consumer Discretionary                                                        13,013
                                                                                                --------
              CONSUMER STAPLES (2.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      8,830   Archer-Daniels-Midland Co.(a)                                                          352
      3,060   Ingredion, Inc.                                                                        424
                                                                                                --------
                                                                                                     776
                                                                                                --------
              BREWERS (0.1%)
      4,540   Molson Coors Brewing Co. "B"                                                           354
                                                                                                --------
              DISTILLERS & VINTNERS (0.1%)
      5,480   Brown-Forman Corp. "B"                                                                 328
                                                                                                --------
              DRUG RETAIL (0.1%)
      5,010   CVS Health Corp.(a)                                                                    384
                                                                                                --------
              FOOD DISTRIBUTORS (0.0%)
      1,810   Spartannash Co.                                                                         46
                                                                                                --------
              FOOD RETAIL (0.1%)
     13,370   Kroger Co.(a)                                                                          346
                                                                                                --------
              HOUSEHOLD PRODUCTS (0.4%)
     13,240   Procter & Gamble Co.(a)                                                              1,191
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
      1,810   Costco Wholesale Corp.                                                                 334
      4,340   Wal-Mart Stores, Inc.(a)                                                               422
                                                                                                --------
                                                                                                     756
                                                                                                --------
              PACKAGED FOODS & MEAT (0.4%)
      3,850   J.M. Smucker Co.(a)                                                                    449
        910   Lancaster Colony Corp.                                                                 121
      1,090   Sanderson Farms, Inc.                                                                  185

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6  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,720   Tyson Foods, Inc. "A"                                                             $    471
                                                                                                --------
                                                                                                   1,226
                                                                                                --------
              PERSONAL PRODUCTS (0.1%)
      2,770   USANA Health Sciences, Inc.*                                                           199
                                                                                                --------
              SOFT DRINKS (0.5%)
     11,180   Coca-Cola Co.(a)                                                                       512
      2,690   Dr. Pepper Snapple Group, Inc.                                                         242
      5,670   PepsiCo, Inc.                                                                          661
                                                                                                --------
                                                                                                   1,415
                                                                                                --------
              TOBACCO (0.1%)
      3,780   Philip Morris International, Inc.(a)                                                   388
                                                                                                --------
              Total Consumer Staples                                                               7,409
                                                                                                --------
              ENERGY (1.7%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      3,660   Chevron Corp.                                                                          436
                                                                                                --------
              OIL & GAS DRILLING (0.1%)
      9,400   Rowan Companies plc "A"*                                                               136
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
      1,290   Dril-Quip, Inc.*                                                                        62
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     11,270   California Resources Corp.*                                                            177
     37,130   Denbury Resources, Inc.*                                                                65
     11,360   Devon Energy Corp.(a)                                                                  438
     10,180   Murphy Oil Corp.(a)                                                                    284
     11,120   Newfield Exploration Co.*                                                              344
      3,070   WPX Energy, Inc.*                                                                       39
                                                                                                --------
                                                                                                   1,347
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.7%)
      2,166   Andeavor                                                                               228
     11,160   HollyFrontier Corp.                                                                    496
      8,410   Marathon Petroleum Corp.                                                               527
      4,760   PBF Energy, Inc. "A"                                                                   154
      3,800   Phillips 66                                                                            371
        920   REX American Resources Corp.*                                                           84
      5,710   Valero Energy Corp.(a)                                                                 489
                                                                                                --------
                                                                                                   2,349
                                                                                                --------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      6,030   Cheniere Energy, Inc.*                                                                 291
     16,570   Kinder Morgan, Inc.                                                                    286

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                                                   PORTFOLIO OF INVESTMENTS |  7

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
--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,740   ONEOK, Inc.                                                                       $    246
     16,950   Plains Group Holdings, LP "A"                                                          349
                                                                                                --------
                                                                                                   1,172
                                                                                                --------
              Total Energy                                                                         5,502
                                                                                                --------
              FINANCIALS (4.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      1,610   Ameriprise Financial, Inc.                                                             263
      9,850   Franklin Resources, Inc.                                                               427
      4,980   SEI Investments Co.                                                                    350
      3,500   T. Rowe Price Group, Inc.                                                              360
      6,980   Waddell & Reed Financial, Inc. "A"                                                     142
                                                                                                --------
                                                                                                   1,542
                                                                                                --------
              CONSUMER FINANCE (0.7%)
      4,510   American Express Co.(a)                                                                441
      4,030   Capital One Financial Corp.                                                            371
      8,200   Discover Financial Services(a)                                                         579
      1,480   Encore Capital Group, Inc.*                                                             68
      8,370   Enova International, Inc.*                                                             124
      6,210   SLM Corp.*                                                                              72
      9,684   Synchrony Financial                                                                    347
        700   World Acceptance Corp.*                                                                 58
                                                                                                --------
                                                                                                   2,060
                                                                                                --------
              DIVERSIFIED BANKS (0.4%)
     12,850   Citigroup, Inc.                                                                        970
      4,450   U.S. Bancorp(a)                                                                        246
                                                                                                --------
                                                                                                   1,216
                                                                                                --------
              FINANCIAL EXCHANGES & DATA (0.2%)
      2,650   Moody's Corp.                                                                          402
      2,610   MSCI, Inc.                                                                             336
                                                                                                --------
                                                                                                     738
                                                                                                --------
              INSURANCE BROKERS (0.2%)
      2,750   Aon plc                                                                                385
      3,320   Marsh & McLennan Companies, Inc.                                                       279
                                                                                                --------
                                                                                                     664
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
      5,800   E*Trade Financial Corp.*                                                               279
      8,500   Greenhill & Co., Inc.                                                                  173
      1,270   Raymond James Financial, Inc.                                                          112
                                                                                                --------
                                                                                                     564
                                                                                                --------

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8  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.4%)
      4,870   AFLAC, Inc.                                                                       $    427
      4,840   Athene Holding Ltd. "A"*                                                               233
        980   Primerica, Inc.                                                                        102
      4,120   Principal Financial Group, Inc.(a)                                                     291
      2,860   Prudential Financial, Inc.(a)                                                          331
                                                                                                --------
                                                                                                   1,384
                                                                                                --------
              MULTI-LINE INSURANCE (0.1%)
      2,980   American Financial Group, Inc.                                                         313
                                                                                                --------
              MULTI-SECTOR HOLDINGS (0.1%)
        830   Berkshire Hathaway, Inc. "B"*                                                          160
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      2,560   Allstate Corp.(a)                                                                      263
      2,500   Employers Holdings, Inc.                                                               123
      3,280   First American Financial Corp.                                                         182
      7,510   Old Republic International Corp.                                                       158
      7,320   Progressive Corp.(a)                                                                   389
      2,480   W.R. Berkley Corp.                                                                     171
                                                                                                --------
                                                                                                   1,286
                                                                                                --------
              REGIONAL BANKS (1.0%)
      1,560   Bank of Hawaii Corp.                                                                   132
      7,570   BB&T Corp.                                                                             374
      2,630   Comerica, Inc.(a)                                                                      219
      7,540   East West Bancorp, Inc.                                                                464
     20,060   Fifth Third Bancorp(a)                                                                 612
      4,080   First Financial Bancorp                                                                116
     20,430   KeyCorp(a)                                                                             388
      1,210   M&T Bank Corp.(a)                                                                      205
      1,580   PNC Financial Services Group, Inc.(a)                                                  222
     24,640   Regions Financial Corp.                                                                409
      6,070   TCF Financial Corp.                                                                    123
                                                                                                --------
                                                                                                   3,264
                                                                                                --------
              REINSURANCE (0.3%)
        970   Everest Re Group Ltd.                                                                  213
      7,290   Maiden Holdings Ltd.                                                                    47
      3,510   Reinsurance Group of America, Inc.                                                     569
                                                                                                --------
                                                                                                     829
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.4%)
      5,340   BofI Holding, Inc.*                                                                    148
      1,880   Farmer Mac "C"                                                                         140
      3,710   Homestreet, Inc.*                                                                      113

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      1,280   Meta Financial Group, Inc.                                                        $    120
      6,820   Nationstar Mortgage Holdings, Inc.*                                                    123
     12,280   NMI Holdings, Inc. "A"*                                                                209
      4,850   Provident Financial Services, Inc.                                                     133
      9,260   Radian Group, Inc.                                                                     190
      1,850   Walker & Dunlop, Inc.*                                                                  91
      3,940   Washington Federal, Inc.                                                               137
                                                                                                --------
                                                                                                   1,404
                                                                                                --------
              Total Financials                                                                    15,424
                                                                                                --------
              HEALTH CARE (4.2%)
              ------------------
              BIOTECHNOLOGY (1.1%)
      3,940   AbbVie, Inc.                                                                           382
      4,940   Amgen, Inc.(a)                                                                         868
      2,020   Biogen, Inc.*                                                                          651
      1,530   Eagle Pharmaceuticals, Inc.*                                                            90
      7,210   Gilead Sciences, Inc.(a)                                                               539
      4,040   Myriad Genetics, Inc.*                                                                 140
      3,200   United Therapeutics Corp.*(a)                                                          416
      2,920   Vertex Pharmaceuticals, Inc.*                                                          421
                                                                                                --------
                                                                                                   3,507
                                                                                                --------
              HEALTH CARE DISTRIBUTORS (0.3%)
      4,550   AmerisourceBergen Corp.                                                                386
      4,280   Cardinal Health, Inc.(a)                                                               253
      1,820   McKesson Corp.                                                                         269
                                                                                                --------
                                                                                                     908
                                                                                                --------
              HEALTH CARE EQUIPMENT (0.5%)
      5,120   Baxter International, Inc.                                                             336
      1,150   C.R. Bard, Inc.                                                                        386
      3,180   Globus Medical, Inc. "A"*                                                              121
      1,430   IDEXX Laboratories, Inc.*                                                              224
      1,350   Intuitive Surgical, Inc.*(a)                                                           540
      1,390   Masimo Corp.*                                                                          123
                                                                                                --------
                                                                                                   1,730
                                                                                                --------
              HEALTH CARE FACILITIES (0.2%)
      2,660   HealthSouth Corp.                                                                      133
      5,470   Select Medical Holdings Corp.*                                                          97
      2,690   Universal Health Services, Inc. "B"(a)                                                 291
                                                                                                --------
                                                                                                     521
                                                                                                --------
              HEALTH CARE SERVICES (0.5%)
      1,650   AMN Healthcare Services, Inc.*                                                          83
        700   Chemed Corp.                                                                           172
      3,910   DaVita, Inc.*                                                                          239

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10  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      6,490   Express Scripts Holding Co.*                                                      $    423
      7,170   MEDNAX, Inc.*                                                                          357
      3,050   Quest Diagnostics, Inc.(a)                                                             300
                                                                                                --------
                                                                                                   1,574
                                                                                                --------
              HEALTH CARE SUPPLIES (0.2%)
      1,170   Align Technology, Inc.*                                                                305
      1,180   Cooper Companies, Inc.                                                                 285
                                                                                                --------
                                                                                                     590
                                                                                                --------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
      1,990   Cambrex Corp.*                                                                          97
      1,850   INC Research Holdings, Inc. "A"*                                                        71
        840   Mettler-Toledo International, Inc.*                                                    529
      1,630   Thermo Fisher Scientific, Inc.                                                         314
      2,220   Waters Corp.*                                                                          438
                                                                                                --------
                                                                                                   1,449
                                                                                                --------
              MANAGED HEALTH CARE (0.3%)
      1,690   Anthem, Inc.(a)                                                                        397
      2,560   Centene Corp.*(a)                                                                      261
      1,450   Cigna Corp.(a)                                                                         307
                                                                                                --------
                                                                                                     965
                                                                                                --------
              PHARMACEUTICALS (0.6%)
      4,370   Bristol-Myers Squibb Co.                                                               276
      7,710   Corcept Therapeutics, Inc.*                                                            138
     10,610   Mallinckrodt plc*                                                                      231
      9,730   Mylan N.V.*                                                                            355
     19,130   Pfizer, Inc.(a)                                                                        694
      2,790   Phibro Animal Health Corp. "A"                                                          97
      9,570   Sucampo Pharmaceuticals, Inc. "A"*                                                     122
      1,850   Supernus Pharmaceuticals, Inc.*                                                         70
                                                                                                --------
                                                                                                   1,983
                                                                                                --------
              Total Health Care                                                                   13,227
                                                                                                --------
              INDUSTRIALS (3.4%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
      2,050   Boeing Co.                                                                             567
        840   General Dynamics Corp.(a)                                                              174
      1,660   Huntington Ingalls Industries, Inc.                                                    401
      2,210   L3 Technologies, Inc.                                                                  439
      1,200   Moog, Inc. "A"*                                                                        101
      1,840   Rockwell Collins, Inc.                                                                 244
        920   Teledyne Technologies, Inc.*                                                           171
                                                                                                --------
                                                                                                   2,097
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AIRLINES (0.3%)
      5,580   American Airlines Group, Inc.                                                     $    282
      6,430   Delta Air Lines, Inc.                                                                  340
      4,120   JetBlue Airways Corp.*                                                                  88
      1,930   SkyWest, Inc.                                                                          101
      4,030   United Continental Holdings, Inc.*                                                     255
                                                                                                --------
                                                                                                   1,066
                                                                                                --------
              BUILDING PRODUCTS (0.0%)
      7,740   NCI Building Systems, Inc.*                                                            129
                                                                                                --------
              COMMERCIAL PRINTING (0.1%)
      1,550   Deluxe Corp.                                                                           110
      2,908   LSC Communications, Inc.                                                                48
                                                                                                --------
                                                                                                     158
                                                                                                --------
              CONSTRUCTION & ENGINEERING (0.2%)
      1,770   EMCOR Group, Inc.                                                                      143
      5,210   Jacobs Engineering Group, Inc.(a)                                                      342
      4,350   KBR, Inc.                                                                               81
                                                                                                --------
                                                                                                     566
                                                                                                --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
      1,970   Cummins, Inc.(a)                                                                       330
      1,280   Greenbrier Companies, Inc.                                                              64
      5,040   PACCAR, Inc.(a)                                                                        354
      3,420   Wabash National Corp.                                                                   69
                                                                                                --------
                                                                                                     817
                                                                                                --------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      4,640   Copart, Inc.*                                                                          200
      2,270   Viad Corp.                                                                             131
                                                                                                --------
                                                                                                     331
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      5,500   Atkore International Group, Inc.*                                                      117
      4,260   Eaton Corp. plc                                                                        331
      1,080   EnerSys                                                                                 75
      1,260   Regal-Beloit Corp.                                                                      97
      2,130   Rockwell Automation, Inc.                                                              411
                                                                                                --------
                                                                                                   1,031
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      8,150   Republic Services, Inc.(a)                                                             529
                                                                                                --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      3,180   ManpowerGroup, Inc.                                                                    410
                                                                                                --------

================================================================================

12  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
        900   3M Co.(a)                                                                         $    219
        900   Roper Technologies, Inc.                                                               240
                                                                                                --------
                                                                                                     459
                                                                                                --------
              INDUSTRIAL MACHINERY (0.6%)
      2,110   Barnes Group, Inc.                                                                     140
      1,420   Crane Co.                                                                              121
      3,110   Illinois Tool Works, Inc.(a)                                                           526
      3,700   Ingersoll-Rand plc(a)                                                                  324
        770   Nordson Corp.                                                                           99
      1,910   Snap-On, Inc.                                                                          324
      1,960   Stanley Black & Decker, Inc.(a)                                                        333
                                                                                                --------
                                                                                                   1,867
                                                                                                --------
              OFFICE SERVICES & SUPPLIES (0.0%)
      2,950   Herman Miller, Inc.                                                                    106
                                                                                                --------
              RESEARCH & CONSULTING SERVICES (0.0%)
      4,690   Navigant Consulting, Inc.*                                                              90
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,460   GATX Corp.                                                                              92
      2,630   United Rentals, Inc.*                                                                  420
      1,840   W.W. Grainger, Inc.                                                                    407
                                                                                                --------
                                                                                                     919
                                                                                                --------
              TRUCKING (0.1%)
      1,180   Old Dominion Freight Line, Inc.                                                        153
                                                                                                --------
              Total Industrials                                                                   10,728
                                                                                                --------
              INFORMATION TECHNOLOGY (7.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.4%)
     11,170   Cadence Design Systems, Inc.*                                                          491
      6,440   Citrix Systems, Inc.*(a)                                                               564
      2,320   Intuit, Inc.(a)                                                                        365
                                                                                                --------
                                                                                                   1,420
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (0.7%)
      1,220   Arista Networks, Inc.*                                                                 285
     18,210   Cisco Systems, Inc.(a)                                                                 679
      2,110   F5 Networks, Inc.*(a)                                                                  283
      2,170   Harris Corp.                                                                           314
        970   InterDigital, Inc.                                                                      74
     16,610   Juniper Networks, Inc.                                                                 461
      1,650   Plantronics, Inc.                                                                       86
                                                                                                --------
                                                                                                   2,182
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
      2,660   Alliance Data Systems Corp.                                                       $    636
      6,210   Automatic Data Processing, Inc.(a)                                                     711
      5,010   Convergys Corp.                                                                        124
      2,520   CSG Systems International, Inc.                                                        116
      4,370   Fiserv, Inc.*(a)                                                                       574
      5,900   MasterCard, Inc. "A"                                                                   888
      1,480   MAXIMUS, Inc.                                                                          102
      4,870   PayPal Holdings, Inc.*                                                                 369
     22,170   Sabre Corp.                                                                            441
      3,510   Vantiv, Inc. "A"*                                                                      263
      4,180   Visa, Inc. "A"                                                                         471
                                                                                                --------
                                                                                                   4,695
                                                                                                --------
              ELECTRONIC COMPONENTS (0.2%)
      6,520   Amphenol Corp. "A"                                                                     591
                                                                                                --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      2,650   Keysight Technologies, Inc.*                                                           115
                                                                                                --------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      3,570   Benchmark Electronics, Inc.*                                                           109
      3,470   Jabill, Inc.                                                                           100
      1,940   Sanmina Corp.*                                                                          66
                                                                                                --------
                                                                                                     275
                                                                                                --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
      5,200   Activision Blizzard, Inc.                                                              325
      2,700   Electronic Arts, Inc.*                                                                 287
                                                                                                --------
                                                                                                     612
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (0.7%)
      8,090   Akamai Technologies, Inc.*(a)                                                          451
     11,480   eBay, Inc.*(a)                                                                         398
      3,870   Facebook, Inc. "A"*                                                                    686
      6,840   VeriSign, Inc.*(a)                                                                     787
                                                                                                --------
                                                                                                   2,322
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (1.0%)
      6,160   Accenture plc "A"                                                                      912
        730   CACI International, Inc. "A"*                                                           96
      9,930   Cognizant Technology Solutions Corp. "A"(a)                                            718
      3,190   DXC Technology Co.                                                                     307
      6,870   Hackett Group, Inc.                                                                    112
      5,870   International Business Machines Corp.(a)                                               904
      1,130   Science Applications International Corp.                                                84

================================================================================

14  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      4,300   Teradata Corp.*                                                                   $    163
                                                                                                --------
                                                                                                   3,296
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.5%)
      1,860   Advanced Energy Industries, Inc.*                                                      140
      5,460   Applied Materials, Inc.(a)                                                             288
      1,600   Cabot Microelectronics Corp.                                                           154
      2,170   KLA-Tencor Corp.(a)                                                                    222
      2,550   Lam Research Corp.(a)                                                                  490
      3,660   Teradyne, Inc.                                                                         148
      2,630   Xperi Corp.                                                                             51
                                                                                                --------
                                                                                                   1,493
                                                                                                --------
              SEMICONDUCTORS (0.7%)
      1,670   Cirrus Logic, Inc.*                                                                     92
     10,790   Intel Corp.                                                                            484
      3,220   Microchip Technology, Inc.(a)                                                          280
     13,190   Micron Technology, Inc.*(a)                                                            559
      1,060   NVIDIA Corp.                                                                           213
      5,210   QUALCOMM, Inc.                                                                         345
      2,680   Texas Instruments, Inc.(a)                                                             261
                                                                                                --------
                                                                                                   2,234
                                                                                                --------
              SYSTEMS SOFTWARE (0.4%)
     13,540   CA, Inc.(a)                                                                            448
      2,030   Microsoft Corp.(a)                                                                     171
     12,040   Oracle Corp.(a)                                                                        590
                                                                                                --------
                                                                                                   1,209
                                                                                                --------
              TECHNOLOGY DISTRIBUTORS (0.3%)
      1,520   Arrow Electronics, Inc.*                                                               123
      2,820   Avnet, Inc.                                                                            117
      4,480   CDW Corp.                                                                              313
      1,380   ePlus, Inc.*                                                                           112
      1,670   Insight Enterprises, Inc.*                                                              65
        900   Tech Data Corp.*                                                                        87
                                                                                                --------
                                                                                                     817
                                                                                                --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
     32,220   Hewlett Packard Enterprise Co.                                                         449
      6,820   Seagate Technology plc                                                                 263
      4,890   Western Digital Corp.(a)                                                               386
     14,660   Xerox Corp.                                                                            435
                                                                                                --------
                                                                                                   1,533
                                                                                                --------
              Total Information Technology                                                        22,794
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (1.1%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
      3,530   LyondellBasell Industries N.V. "A"                                                $    369
      1,880   Trinseo S.A.                                                                           139
                                                                                                --------
                                                                                                     508
                                                                                                --------
              DIVERSIFIED CHEMICALS (0.1%)
      2,998   DowDuPont, Inc.                                                                        216
                                                                                                --------
              DIVERSIFIED METALS & MINING (0.1%)
     19,030   Freeport-McMoRan, Inc.*                                                                265
                                                                                                --------
              METAL & GLASS CONTAINERS (0.1%)
      6,440   Crown Holdings, Inc.*(a)                                                               385
                                                                                                --------
              PAPER PACKAGING (0.1%)
      2,640   Avery Dennison Corp.                                                                   301
      2,890   Sonoco Products Co.                                                                    155
                                                                                                --------
                                                                                                     456
                                                                                                --------
              PAPER PRODUCTS (0.1%)
      1,700   Neenah Paper, Inc.                                                                     152
      2,460   Schweitzer-Mauduit International, Inc.                                                 111
                                                                                                --------
                                                                                                     263
                                                                                                --------
              SPECIALTY CHEMICALS (0.3%)
      2,930   Celanese Corp. "A"                                                                     314
      1,400   Innospec, Inc.                                                                         100
      2,340   Kraton Corp.*                                                                          110
        940   Minerals Technologies, Inc.                                                             68
      2,920   Rayonier Advanced Materials, Inc.                                                       55
        750   Sherwin-Williams Co.                                                                   299
      1,140   Stepan Co.                                                                              95
                                                                                                --------
                                                                                                   1,041
                                                                                                --------
              STEEL (0.1%)
      9,990   SunCoke Energy, Inc.*                                                                  114
      1,520   Worthington Industries, Inc.                                                            63
                                                                                                --------
                                                                                                     177
                                                                                                --------
              Total Materials                                                                      3,311
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
     17,147   CenturyLink, Inc.                                                                      250
      8,270   Zayo Group Holdings, Inc.*                                                             292
                                                                                                --------
                                                                                                     542
                                                                                                --------

================================================================================

16  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     15,410   AT&T, Inc.(a)                                                                     $    561
      8,040   Verizon Communications, Inc.(a)                                                        409
                                                                                                --------
                                                                                                     970
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      8,370   T-Mobile US, Inc.*(a)                                                                  511
                                                                                                --------
              Total Telecommunication Services                                                     2,023
                                                                                                --------
              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
      4,880   Hawaiian Electric Industries, Inc.                                                     187
     11,170   Spark Energy, Inc. "A"                                                                 140
                                                                                                --------
                                                                                                     327
                                                                                                --------
              GAS UTILITIES (0.1%)
      7,030   UGI Corp.                                                                              345
                                                                                                --------
              MULTI-UTILITIES (0.7%)
     21,970   Ameren Corp.(a)                                                                      1,405
     26,160   CenterPoint Energy, Inc.(a)                                                            785
                                                                                                --------
                                                                                                   2,190
                                                                                                --------
              Total Utilities                                                                      2,862
                                                                                                --------
              Total Common Stocks (cost: $87,311)                                                 96,293
                                                                                                --------

              PREFERRED STOCKS (0.4%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      8,000   CHS, Inc., Series B, 7.88%,
                cumulative redeemable, perpetual                                                     232
      2,000   Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(b)                                                  208
                                                                                                --------
                                                                                                     440
                                                                                                --------
              Total Consumer Staples                                                                 440
                                                                                                --------
              ENERGY (0.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        300   Chesapeake Energy Corp., 5.75%, perpetual(b)                                           173
                                                                                                --------
                                                                                                     173
                                                                                                --------
              FINANCIALS (0.1%)
              -----------------
              LIFE & HEALTH INSURANCE (0.1%)
     12,000   Delphi Financial Group, Inc., 4.61%, cumulative redeemable, 3 mo.
                USD LIBOR + 3.19%(c)                                                                 244
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.0%)
         235  M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                           $    243
                                                                                                --------
              Total Financials                                                                       487
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       8,000  Qwest Corp., 6.50%                                                                     188
                                                                                                --------
              Total Preferred Stocks (cost: $1,416)                                                1,288
                                                                                                --------

              EXCHANGE-TRADED FUNDS (4.4%)
      10,000  Consumer Discretionary Select Sector SPDR Fund                                         966
      16,400  Consumer Staples Select Sector SPDR                                                    919
      11,100  Health Care Select Sector SPDR Fund                                                    926
      13,200  Industrial Select Sector SPDR Fund                                                     984
      41,080  Vanguard S&P 500 ETF                                                                 9,997
                                                                                                --------
              Total Exchange-Traded Funds (cost: $12,247)                                         13,792
                                                                                                --------
              Total U.S. Equity Securities (cost: $100,974)                                      111,373
                                                                                                --------

              INTERNATIONAL EQUITY SECURITIES (33.6%)

              COMMON STOCKS (0.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
       3,620  Delphi Automotive plc                                                                  379
                                                                                                --------
              ENERGY (0.1%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
       9,410  TechnipFMC plc                                                                         269
                                                                                                --------
              Total Common Stocks (cost: $626)                                                       648
                                                                                                --------

              EXCHANGE-TRADED FUNDS (33.4%)
     318,700  iShares Core MSCI EAFE ETF                                                          20,980
     168,300  iShares Core MSCI Emerging Markets ETF                                               9,400
      84,900  iShares Edge MSCI Minimum Volatility EAFE ETF                                        6,177
      87,300  iShares Edge MSCI Minimum Volatility Emerging Markets ETF                            5,168
      51,700  PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                            2,327
     220,200  PowerShares FTSE RAFI Emerging Markets Portfolio                                     4,721
     276,400  Schwab Fundamental Emerging Markets Large Co. Index ETF                              8,076
     687,300  Schwab Fundamental International Large Co. Index ETF                                21,004
      72,800  Schwab Fundamental International Small Co. Index ETF                                 2,606
      14,790  SPDR S&P Emerging Markets Small Cap ETF                                                756
     286,600  Vanguard FTSE Developed Markets ETF                                                 12,771
      70,660  Vanguard FTSE Emerging Markets ETF                                                   3,143

================================================================================

18  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     74,080   Vanguard FTSE Europe ETF                                                          $  4,339
     16,645   WisdomTree Emerging Markets SmallCap Dividend Fund                                     823
     55,907   WisdomTree India Earnings Fund                                                       1,495
     34,580   WisdomTree Japan Hedged Equity Fund                                                  2,027
                                                                                                --------
              Total Exchange-Traded Funds (cost: $90,920)                                        105,813
                                                                                                --------
              Total International Equity Securities (cost: $91,546)                              106,461
                                                                                                --------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)
      8,197   Hycroft Mining Corp.*(d),(e),(f) (cost: $258)                                            2
                                                                                                --------
              EXCHANGE-TRADED FUNDS (1.7%)
     24,300   First Trust Global Tactical Commodity Strategy Fund*                                   499
     28,600   PowerShares DB Commodity Index Tracking Fund*                                          462
     60,800   United States Commodity Index Fund*                                                  2,492
     63,900   VanEck Vectors Gold Miners ETF                                                       1,436
     12,000   VanEck Vectors Junior Gold Miners ETF                                                  380
                                                                                                --------
              Total Exchange-Traded Funds (cost: $5,704)                                           5,269
                                                                                                --------
              Total Precious Metals and Commodity-Related Securities (cost: $5,962)                5,271
                                                                                                --------

              GLOBAL REAL ESTATE EQUITY SECURITIES (2.0%)

              COMMON STOCKS (0.8%)

              REAL ESTATE SERVICES (0.2%)
     11,350   CBRE Group, Inc. "A"*                                                                  492
      5,950   HFF, Inc. "A"                                                                          269
                                                                                                --------
                                                                                                     761
                                                                                                --------
              REITs - HEALTH CARE (0.0%)
      6,910   Sabra Health Care REIT, Inc.                                                           133
                                                                                                --------
              REITs - HOTEL & RESORT (0.1%)
      8,480   RLJ Lodging Trust                                                                      184
                                                                                                --------
              REITs - RETAIL (0.2%)
     27,790   Brixmor Property Group, Inc.                                                           502
                                                                                                --------
              REITs - SPECIALIZED (0.3%)
      2,280   SBA Communications Corp.*                                                              387
      4,360   American Tower Corp.(a)                                                                627
                                                                                                --------
                                                                                                   1,014
                                                                                                --------
              Total Common Stocks (cost: $2,462)                                                   2,594
                                                                                                --------

================================================================================
                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
NUMBER                                                                                                                    VALUE
OF SHARES     SECURITY                                                                                                    (000)
-------------------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
      8,000   Arbor Realty Trust, Inc., 7.38%* (cost: $200)                                                            $    205
                                                                                                                       --------

              EXCHANGE-TRADED FUNDS (1.1%)
     42,890   Vanguard REIT ETF (cost: $3,469)                                                                            3,619
                                                                                                                       --------
              Total Global Real Estate Equity Securities (cost: $6,131)                                                   6,418
                                                                                                                       --------

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                   COUPON
(000)                                                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------------------------------------
              BONDS (24.2%)

              CORPORATE OBLIGATIONS (1.2%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              DEPARTMENT STORES (0.1%)
$        99   Neiman Marcus Group Ltd., LLC, LIBOR + 3.25%(g)                             4.49%        10/25/2020            81
                                                                                                                       --------
              SPECIALTY STORES (0.1%)
        299   Academy Ltd., LIBOR + 4%(g)                                                 5.31          7/01/2022           241
        150   Guitar Center, Inc.(b)                                                      6.50          4/15/2019           142
                                                                                                                       --------
                                                                                                                            383
                                                                                                                       --------
              Total Consumer Discretionary                                                                                  464
                                                                                                                       --------
              CONSUMER STAPLES (0.0%)
              -----------------------
              FOOD RETAIL (0.0%)
        100   BI-LO, LLC & BI-LO Finance Corp.(b)                                         9.25          2/15/2019            96
                                                                                                                       --------
              ENERGY (0.2%)
              -------------
              OIL & GAS DRILLING (0.0%)
        261   Schahin II Finance Co. SPV Ltd.(b),(h)                                      5.88          9/25/2023            39
                                                                                                                       --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
        100   Enbridge Energy Partners, LP                                                7.38         10/15/2045           131
        190   Southern Union Co., 3 mo. USD LIBOR + 3.0175%                               4.39(c)      11/01/2066           164
        150   Tallgrass Energy Partners, LP & Tallgrass Energy Finance Corp.(b)           5.50          9/15/2024           156
                                                                                                                       --------
                                                                                                                            451
                                                                                                                       --------
              Total Energy                                                                                                  490
                                                                                                                       --------

================================================================================

20  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                   COUPON                           VALUE
(000)         SECURITY                                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------------
              FINANCIALS (0.7%)
              ----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
$       100   Ares Capital Corp.                                                          3.63%         1/19/2022      $    101
        200   Prospect Capital Corp.                                                      5.00          7/15/2019           205
                                                                                                                       --------
                                                                                                                            306
                                                                                                                       --------
              LIFE & HEALTH INSURANCE (0.1%)
        200   Prudential Financial, Inc., 3 mo. USD
                LIBOR + 3.92%                                                             5.63(c)       6/15/2043           217
        100   StanCorp Financial Group, Inc., 3 mo. USD
                LIBOR + 2.51%                                                             3.83(c)       6/01/2067           100
                                                                                                                       --------
                                                                                                                            317
                                                                                                                       --------
              MULTI-LINE INSURANCE (0.1%)
        300   Nationwide Mutual Insurance Co., 3 mo. USD
                LIBOR + 2.29%(b)                                                          3.61(c)      12/15/2024           300
                                                                                                                       --------
              PROPERTY & CASUALTY INSURANCE (0.2%)
        200   Allstate Corp., 3 mo. USD LIBOR + 2.938%                                    5.75(c)       8/15/2053           219
        200   AmTrust Financial Services, Inc.                                            2.75         12/15/2044           145
        200   HSB Group, Inc., 3 mo. USD LIBOR + 0.91%                                    2.27(c)       7/15/2027           178
                                                                                                                       --------
                                                                                                                            542
                                                                                                                       --------
              REGIONAL BANKS (0.2%)
        200   Compass Bank                                                                3.88          4/10/2025           200
        175   Cullen/Frost Capital Trust II, 3 mo. USD
                LIBOR + 1.55%                                                             2.87(c)       3/01/2034           156
         50   First Maryland Capital Trust I, 3 mo. USD
                LIBOR + 1%                                                                2.36(c)       1/15/2027            47
        200   SunTrust Capital I, 3 mo. USD LIBOR + 0.67%                                 2.09(c)       5/15/2027           185
                                                                                                                       --------
                                                                                                                            588
                                                                                                                       --------
              Total Financials                                                                                            2,053
                                                                                                                       --------
              HEALTH CARE (0.1%)
              -----------------
              HEALTH CARE FACILITIES (0.1%)
        300   Community Health Systems, Inc.                                              6.88          2/01/2022           182
                                                                                                                       --------
              INDUSTRIALS (0.0%)
              -----------------
              AIRLINES (0.0%)
         38   Continental Airlines, Inc. Pass-Through Trust "B"                           6.25         10/11/2021            40
                                                                                                                       --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        100   Artesyn Embedded Technologies, Inc.(b)                                      9.75         10/15/2020            99
                                                                                                                       --------
              Total Industrials                                                                                             139
                                                                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                   COUPON                           VALUE
(000)         SECURITY                                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------------
              REAL ESTATE (0.0%)
              -----------------
              REAL ESTATE DEVELOPMENT (0.0%)
$        95   Crescent Communities, LLC & Crescent Ventures, Inc.(b)                      8.88%        10/15/2021      $    101
                                                                                                                       --------
              UTILITIES (0.0%)
              ---------------
              ELECTRIC UTILITIES (0.0%)
         50   NextEra Energy Capital Holdings, Inc., 3 mo. USD
                LIBOR + 3.348%                                                            4.66(c)       9/01/2067            50
                                                                                                                       --------
              MULTI-UTILITIES (0.0%)
        100   WEC Energy Group, Inc., 3 mo. USD
                LIBOR + 2.1125%                                                           3.53(c)       5/15/2067            97
                                                                                                                       --------
              Total Utilities                                                                                               147
                                                                                                                       --------
              Total Corporate Obligations (cost: $3,704)                                                                  3,672
                                                                                                                       --------

              CONVERTIBLE SECURITIES (0.1%)

              MATERIALS (0.1%)
        200   Pretium Resources, Inc.(b)                                                  2.25          3/15/2022           205
                                                                                                                       --------
              Total Convertible Securities (cost: $192)                                                                     205
                                                                                                                       --------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.1%)

              ENERGY (0.0%)
              ------------
              INTEGRATED OIL & GAS (0.0%)
        150   Petroleos Mexicanos Co.(b)                                                  5.38          3/13/2022           161
                                                                                                                       --------
              FINANCIALS (0.1%)
              ----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
        200   QBE Capital Funding III Ltd., USD Swap
                Semi-Annual 30/360 10 YR + 4.05%(b)                                       7.25(c)       5/24/2041           223
                                                                                                                       --------
              MATERIALS (0.0%)
              ---------------
              GOLD (0.0%)
        100   Newcrest Finance Property Ltd.(b)                                           4.45         11/15/2021           105
                                                                                                                       --------
              Total Eurodollar and Yankee Obligations (cost: $434)                                                          489
                                                                                                                       --------

              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              ----------------
              ASSET-BACKED FINANCING (0.2%)
        125   Avis Budget Rental Car Funding AESOP, LLC(b)                                2.96          7/20/2020           125
         89   Avis Budget Rental Car Funding AESOP, LLC(b)                                3.75          7/20/2020            89
         45   Napier Park Rail Lease, LLC                                                 3.37         10/21/2047            45
         50   Navient Student Loan Trust, 1 mo. USD
                LIBOR + 1.5%                                                              2.83(c)       8/25/2050            50

================================================================================

22  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                   COUPON                           VALUE
(000)         SECURITY                                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------------
$       136   SCF Equipment Trust, LLC(b)                                                 3.41%        12/20/2023      $    136
        137   Synchrony Credit Card Master Note Trust                                     2.95          5/15/2024           138
                                                                                                                       --------
                                                                                                                            583
                                                                                                                       --------
              Total Financials                                                                                              583
                                                                                                                       --------
              Total Asset-Backed Securities (cost: $577)                                                                    583
                                                                                                                       --------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              ----------------
         53   Sequoia Mortgage Trust, 1 mo. USD LIBOR + 0.9%                              2.18(c)       9/20/2033            52
        229   Structured Asset Mortgage Investments, Inc.,
                1 mo. USD LIBOR + 0.5%                                                    1.78(c)       7/19/2035           213
         48   Wells Fargo Mortgage Backed Securities Trust                                3.00(i)       4/25/2035            45
                                                                                                                       --------
              Total Financials                                                                                              310
                                                                                                                       --------
              Total Collateralized Mortgage Obligations (cost: $322)                                                        310
                                                                                                                       --------

              COMMERCIAL MORTGAGE SECURITIES (0.4%)

              FINANCIALS (0.4%)
              ----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
         52   Banc of America Commercial Mortgage, Inc.                                   5.00          7/10/2044            37
        200   Banc of America Commercial Mortgage, Inc.                                   6.47(i)       2/10/2051           200
        178   Bear Stearns Commercial Mortgage Securities, Inc.(b)                        5.66(i)       9/11/2041           180
         50   Citigroup Commercial Mortgage Trust                                         6.42(i)      12/10/2049            32
         42   Commercial Mortgage Trust                                                   5.38         12/10/2046            43
        226   Credit Suisse Commercial Mortgage
                Pass-Through Trust, 1 mo. USD LIBOR + 0.19%                               1.46(c)       2/15/2040           212
        250   FREMF Mortgage Trust(b)                                                     3.68(i)       8/25/2045           254
         50   GE Capital Commercial Mortgage Corp.                                        5.61(i)      12/10/2049            51
         10   GMAC Commercial Mortgage Securities, Inc.                                   4.97         12/10/2041            10
        148   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                                          5.37          5/15/2047           149
         26   Morgan Stanley Capital I Trust                                              5.57(i)       3/12/2044            25
                                                                                                                       --------
                                                                                                                          1,193
                                                                                                                       --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        813   CSAIL Commercial Mortgage Trust(d)                                          1.97(i)       1/15/2049            86
        884   UBS Commercial Mortgage Trust(b),(d)                                        2.27(i)       5/10/2045            65
                                                                                                                       --------
                                                                                                                            151
                                                                                                                       --------
              Total Financials                                                                                            1,344
                                                                                                                       --------
              Total Commercial Mortgage Securities (cost: $1,373)                                                         1,344
                                                                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                   COUPON                           VALUE
(000)         SECURITY                                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (4.1%)(j)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.1%)
$       250   Fannie Mae(+)                                                               2.15%         1/25/2023      $    246
        700   Freddie Mac(+)                                                              3.00         12/25/2025           712
        510   Freddie Mac(+)                                                              3.00          4/01/2046           510
      1,519   Freddie Mac(+)                                                              3.00          6/01/2046         1,518
        551   Freddie Mac(+)                                                              3.00          9/01/2046           551
        278   Freddie Mac(+)                                                              3.00         10/01/2046           277
        934   Freddie Mac(+)                                                              3.00         11/01/2046           933
        955   Freddie Mac(+)                                                              3.00          1/01/2047           954
        912   Freddie Mac(+)                                                              3.00          3/01/2047           911
        976   Freddie Mac(+)                                                              3.00          4/01/2047           975
        290   Freddie Mac(+)                                                              3.00          4/01/2047           290
        743   Freddie Mac(+)                                                              3.00          9/01/2047           742
        497   Freddie Mac(+)                                                              3.00         10/01/2047           496
        300   Freddie Mac(+)                                                              3.33          5/25/2025           313
      2,951   Freddie Mac(+)                                                              3.50          4/01/2046         3,028
        500   Freddie Mac(+)                                                              3.51          4/25/2030           518
                                                                                                                       --------
                                                                                                                         12,974
                                                                                                                       --------
              Total U.S. Government Agency Issues (cost: $13,142)                                                        12,974
                                                                                                                       --------

              U.S. TREASURY SECURITIES (8.3%)

              BONDS (1.5%)(q)
         30   3.09%, 8/15/2044 (STRIPS Principal)(k)                                                                         14
      2,250   3.13%, 8/15/2044                                                                                            2,380
        200   3.00%, 11/15/2044                                                                                             207
        100   2.50%, 2/15/2045                                                                                               94
      3,100   3.02%, 5/15/2045 (STRIPS Principal)(k)                                                                      1,410
        700   3.00%, 5/15/2047                                                                                              723
                                                                                                                       --------
                                                                                                                          4,828
                                                                                                                       --------
              INFLATION-INDEXED NOTES (1.0%)
      2,082   0.13%, 4/15/2021                                                                                            2,069
      1,030   0.13%, 7/15/2026                                                                                              996
                                                                                                                       --------
                                                                                                                          3,065
                                                                                                                       --------
              NOTES (5.8%)(q)
      7,500   1.13%, 2/28/2021(l)                                                                                         7,303
        800   1.63%, 4/30/2023                                                                                              777
        250   2.38%, 8/15/2024                                                                                              251
        100   2.00%, 2/15/2025                                                                                               98
      1,000   2.25%, 11/15/2025                                                                                             991
      3,200   1.63%, 2/15/2026                                                                                            3,020
        600   1.63%, 5/15/2026                                                                                              565
      2,600   2.25%, 2/15/2027                                                                                            2,564

================================================================================

24  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                                                    VALUE
(000)         SECURITY                                                                                                    (000)
-------------------------------------------------------------------------------------------------------------------------------
$     1,500   2.38%, 5/15/2027                                                                                         $  1,494
      1,250   2.25%, 8/15/2027                                                                                            1,230
                                                                                                                       --------
                                                                                                                         18,293
                                                                                                                       --------
              Total U.S. Treasury Securities (cost: $26,335)                                                             26,186
                                                                                                                       --------

-------------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (9.7%)
     25,100   iShares 1-3 Year Credit Bond ETF                                                                            2,631
     96,587   PowerShares Fundamental High Yield Corporate Bond Portfolio(m)                                              1,833
    101,500   Vanguard Short-Term Bond ETF                                                                                8,055
    173,900   Vanguard Short-Term Corporate Bond ETF                                                                     13,848
     53,000   Vanguard Total Bond Market ETF                                                                              4,320
                                                                                                                       --------
              Total Exchange-Traded Funds (cost: $30,761)                                                                30,687
                                                                                                                       --------
              Total Bonds (cost: $76,840)                                                                                76,450
                                                                                                                       --------

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                   COUPON
(000)                                                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.1%)

              COMMERCIAL PAPER (2.1%)

              CONSUMER DISCRETIONARY (0.5%)
              ----------------------------
              HOME FURNISHINGS (0.5%)
$     1,500   Leggett & Platt, Inc.(b),(n)                                                1.36%        12/06/2017         1,500
                                                                                                                       --------
              ENERGY (0.1%)
              ------------
              OIL & GAS DRILLING (0.1%)
        400   Nabors Industries, Inc.(b),(n)                                              2.00          1/08/2018           399
                                                                                                                       --------
              MATERIALS (1.2%)
              ---------------
              COMMODITY CHEMICALS (0.2%)
        800   Cabot Corp.(b),(n)                                                          1.36         12/05/2017           800
                                                                                                                       --------
              DIVERSIFIED CHEMICALS (0.5%)
      1,548   EI du Pont de Nemours & Co.(b),(n)                                          1.37         12/05/2017         1,548
                                                                                                                       --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      1,500   FMC Corp.(b),(n)                                                            1.42         12/01/2017         1,500
                                                                                                                       --------
              Total Materials                                                                                             3,848
                                                                                                                       --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                MARKET
AMOUNT                                                                                   COUPON                           VALUE
(000)         SECURITY                                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------------------
              UTILITIES (0.3%)
              ----------------
              GAS UTILITIES (0.3%)
$       800   Spire, Inc.(b),(n)                                                          1.37%        12/04/2017      $    800
                                                                                                                       --------
              Total Commercial Paper (cost: $6,547)                                                                       6,547
                                                                                                                       --------

-------------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)
  3,300,070   State Street Institutional Treasury Money Market
                Fund Premier Class, 1.02%(o)                                                                              3,300
                                                                                                                       --------
              Total Money Market Instruments (cost: $9,847)                                                               9,847
                                                                                                                       --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
  1,057,972   Invesco Government & Agency Portfolio Institutional
                Class, 0.98%(o) (cost: $1,058)                                                                            1,058
                                                                                                                       --------

              TOTAL INVESTMENTS (COST: $292,358)                                                                       $316,878
                                                                                                                       ========
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
NUMBER OF                                    EXPIRATION                   NOTIONAL             CONTRACT           (DEPRECIATION)
CONTRACTS                                      DATE                      AMOUNT(000)          VALUE (000)                 (000)
-------------------------------------------------------------------------------------------------------------------------------
              FUTURES(P)

              LONG FUTURES

              EQUITY CONTRACTS
     215      Euro Stoxx 50                  12/15/2017                    8,112 EURO         $ 9,866                       196
     146      E-mini S&P 500                 12/15/2017                   17,966 USD           19,330                     1,364
      44      TOPIX Index                    12/07/2017                  723,837 JPY            7,025                       594
                                                                                              -------                  --------
              TOTAL LONG FUTURES                                                              $36,221                  $  2,154
                                                                                              -------                  --------
              SHORT FUTURES

              EQUITY CONTRACTS
     (53)     E-mini S&P
                Midcap 400                   12/15/2017                   (9,364) USD         (10,070)                     (706)
                                                                                              -------                  --------
              TOTAL SHORT FUTURES                                                             (10,070)                     (706)
                                                                                              -------                  --------

              TOTAL FUTURES                                                                   $26,151                  $  1,448
                                                                                              =======                  ========

================================================================================

26  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

-------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------
ASSETS                                              LEVEL 1             LEVEL 2         LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                    $ 96,293             $     -              $-            $ 96,293
  Preferred Stocks                                        -               1,288               -               1,288
  Exchange-Traded Funds                              13,792                   -               -              13,792
International Equity Securities:
  Common Stocks                                         648                   -               -                 648
  Exchange-Traded Funds                             105,813                   -               -             105,813
Precious Metals and
  Commodity-Related Securities:
  Common Stocks                                           -                   -               2                   2
  Exchange-Traded Funds                               5,269                   -               -               5,269
Global Real Estate Equity Securities:
  Common Stocks                                       2,594                   -               -               2,594
  Preferred Stocks                                        -                 205               -                 205
  Exchange-Traded Funds                               3,619                   -               -               3,619
Bonds:
  Corporate Obligations                                   -               3,672               -               3,672
  Convertible Securities                                  -                 205               -                 205
  Eurodollar and Yankee Obligations                       -                 489               -                 489
  Asset-Backed Securities                                 -                 583               -                 583
  Collateralized Mortgage Obligations                     -                 310               -                 310
  Commercial Mortgage Securities                          -               1,344               -               1,344
  U.S. Government Agency Issues                           -              12,974               -              12,974
  U.S. Treasury Securities                           24,762               1,424               -              26,186
  Exchange-Traded Funds                              30,687                   -               -              30,687
Money Market Instruments:
  Commercial Paper                                        -               6,547               -               6,547
  Government & U.S. Treasury Money
    Market Funds                                      3,300                   -               -               3,300
Short-Term Investments Purchased with Cash
  Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                      1,058                   -               -               1,058
Futures(1)                                            2,154                   -               -               2,154
-------------------------------------------------------------------------------------------------------------------
Total                                              $289,989             $29,041              $2            $319,032
-------------------------------------------------------------------------------------------------------------------

LIABILITIES                                         LEVEL 1             LEVEL 2         LEVEL 3               TOTAL
-------------------------------------------------------------------------------------------------------------------
Futures(1)                                         $   (706)            $     -              $-            $   (706)
-------------------------------------------------------------------------------------------------------------------
Total                                              $   (706)            $     -              $-            $   (706)
-------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-----------------------------------------------------------------------------------------------------------
                                   RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                                                     COMMON
($ IN 000s)                                                                                          STOCKS
-----------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                                                              $11
Purchases                                                                                                 -
Sales                                                                                                     -
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                                  -
Net realized gain (loss) on investments                                                                   -
Change in net unrealized appreciation/(depreciation) of investments                                      (9)
-----------------------------------------------------------------------------------------------------------
Balance as of November 30, 2017                                                                         $ 2
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================
28  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.7% of net assets at November 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

    stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The

================================================================================

30  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    LIBOR   London Interbank Offered Rate

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   STRIPS   Separate trading of registered interest and principal of securities

   USD      U.S. Dollar

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2017.

    (b) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Variable-rate security - interest rate is adjusted periodically.
        The interest rate disclosed represents the rate at November 30, 2017.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $153,000, which represented 0.0% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    (e) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,000, which represented 0.0% of the Fund's net assets.

    (f) Security was fair valued at Level 3.

    (g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (h) At November 30, 2017, the issuer was in default with respect to interest and/or principal payments.

    (i) Stated interest rates may change slightly over time as underlying mortgages pay down.

    (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the

================================================================================

32  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

        U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (l) Securities with a value of $974,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (m) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (o) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (p) The contract value of futures purchased and/or sold as a percentage of net assets is 8.3%.

    (q) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $1,030) (cost of $292,358)                           $316,878
   Cash denominated in foreign currencies (identified cost of $758)                    817
   Receivables:
       Capital shares sold                                                             354
       USAA Asset Management Company (Note 6C)                                          76
       Dividends and interest                                                          364
       Other                                                                             2
   Variation margin on futures contracts                                             1,451
                                                                                  --------
          Total assets                                                             319,942
                                                                                  --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                              1,058
       Capital shares redeemed                                                         165
       Bank overdraft                                                                1,796
   Accrued management fees                                                             154
   Accrued transfer agent's fees                                                        54
   Other accrued expenses and payables                                                 143
                                                                                  --------
          Total liabilities                                                          3,370
                                                                                  --------
              Net assets applicable to capital shares outstanding                 $316,572
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $269,062
   Accumulated undistributed net investment income                                   1,905
   Accumulated net realized gain on investments and futures transactions            19,578
   Net unrealized appreciation of investments and futures contracts                 25,968
   Net unrealized appreciation of foreign currency translations                         59
                                                                                  --------
              Net assets applicable to capital shares outstanding                 $316,572
                                                                                  ========
   Capital shares outstanding, no par value                                         23,400
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  13.53
                                                                                  ========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                      $ 2,576
   Interest                                                                           678
   Securities lending (net)                                                            22
                                                                                  -------
       Total income                                                                 3,276
                                                                                  -------
EXPENSES
   Management fees                                                                    952
   Administration and servicing fees                                                  226
   Transfer agent's fees                                                              532
   Custody and accounting fees                                                        102
   Postage                                                                             23
   Shareholder reporting fees                                                          15
   Trustees' fees                                                                      18
   Registration fees                                                                   18
   Professional fees                                                                   42
   Other                                                                                9
                                                                                  -------
            Total expenses                                                          1,937
   Expenses reimbursed                                                               (282)
                                                                                  -------
            Net expenses                                                            1,655
                                                                                  -------
NET INVESTMENT INCOME                                                               1,621
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
       Unaffiliated transactions                                                   15,269
       Affiliated transactions (Note 8)                                                35
       Foreign currency transactions                                                    6
       Futures transactions                                                         1,667
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                  3,260
       Foreign currency translations                                                   45
       Futures contracts                                                              320
                                                                                  -------
            Net realized and unrealized gain                                       20,602
                                                                                  -------
   Increase in net assets resulting from operations                               $22,223
                                                                                  =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                                11/30/2017     5/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                          $  1,621      $  3,251
   Net realized gain on investments                                                 15,304         4,178
   Net realized gain on long-term capital gain distributions
       from other investment companies                                                   -            19
   Net realized gain (loss) on foreign currency transactions                             6            (1)
   Net realized loss on options                                                          -           (68)
   Net realized gain on futures transactions                                         1,667         2,654
   Change in net unrealized appreciation/(depreciation) of:
     Investments                                                                     3,260        18,807
     Foreign currency translations                                                      45            14
     Futures contracts                                                                 320           993
                                                                                  ----------------------
     Increase in net assets resulting from operations                               22,223        29,847
                                                                                  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                 -        (3,551)
                                                                                  ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                        43,567        83,580
   Reinvested dividends                                                                  -         3,221
   Cost of shares redeemed                                                         (33,085)      (51,454)
                                                                                  ----------------------
     Increase in net assets from capital share transactions                         10,482        35,347
                                                                                  ----------------------
   Net increase in net assets                                                       32,705        61,643

NET ASSETS
   Beginning of period                                                             283,867       222,224
                                                                                  ----------------------
   End of period                                                                  $316,572      $283,867
                                                                                  ======================
Accumulated undistributed net investment income:
   End of period                                                                  $  1,905      $    284
                                                                                  ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                       3,355         7,020
   Shares issued for dividends reinvested                                                -           277
   Shares redeemed                                                                  (2,536)       (4,335)
                                                                                  ----------------------
     Increase in shares outstanding                                                    819         2,962
                                                                                  ======================

See accompanying notes to financial statements.

================================================================================

36  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information

================================================================================

38  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

       that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6. Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

       date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

   10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments

================================================================================

40  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2017*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    --------------------------------------------------------------------------------------------------
                                 STATEMENT OF                           STATEMENT OF
    DERIVATIVES NOT              ASSETS AND                             ASSETS AND
    ACCOUNTED FOR AS             LIABILITIES                            LIABILITIES
    HEDGING INSTRUMENTS          LOCATION           FAIR VALUE          LOCATION            FAIR VALUE
    --------------------------------------------------------------------------------------------------
    Equity contracts             Net unrealized      $2,154**           Net unrealized        $706**
                                 appreciation of                        depreciation of
                                 investments and                        investments and
                                 futures contracts                      futures contracts
    --------------------------------------------------------------------------------------------------

     * For open derivative instruments as of November 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended November 30, 2017.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

================================================================================

42  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2017 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
    DERIVATIVES NOT                                       REALIZED         APPRECIATION/
    ACCOUNTED FOR AS      STATEMENT OF                    GAIN (LOSS)      (DEPRECIATION)
    HEDGING INSTRUMENTS   OPERATIONS LOCATION             ON DERIVATIVES   ON DERIVATIVES
    -------------------------------------------------------------------------------------
    Equity contracts      Net realized gain on               $1,667            $320
                          Futures transactions /
                          Change in net unrealized
                          appreciation/(depreciation)
                          of Futures contracts
    -------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

44  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

H.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $126,258,000 and $113,082,000, respectively.

================================================================================

46  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as their cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $28,605,000 and $4,085,000, respectively, resulting in net unrealized appreciation of $24,520,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL                CASH COLLATERAL
-----------------------------------------------------------------------------------
     $1,030,000                          $-                            $1,058,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets. Prior to October 1, 2017, the base investment management fee was 0.65% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $952,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $226,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Fund to 1.10% of its

================================================================================

48  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

    average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses of $282,000, of which $76,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $532,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 1,111,000 shares, which represents 4.7% of the Fund's outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                        NET REALIZED
                                                         COST TO       GAIN (LOSS) TO
SELLER                          PURCHASER               PURCHASER         SELLER
-------------------------------------------------------------------------------------
Cornerstone Aggressive      Cornerstone Moderately       $581,000         $30,000
                              Aggressive
Cornerstone Aggressive      Cornerstone Moderate          219,000           4,000
Cornerstone Aggressive      Cornerstone Moderately         29,000           1,000
                              Conservative

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

50  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH                                                                       PERIOD
                              PERIOD ENDED                              YEAR ENDED                              ENDED
                              NOVEMBER 30,                                MAY 31,                              MAY 31,
                              ----------------------------------------------------------------------------------------
                                  2017            2017           2016           2015           2014            2013***
                              ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  12.57        $  11.33       $  12.35       $  12.40       $  11.30         $ 10.00
                              -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .07             .15            .17            .15            .16             .16(a)
  Net realized and
    unrealized gain (loss)         .89            1.26           (.95)           .29           1.13            1.43(a)
                              -------------------------------------------------------------------------------------
Total from investment
  operations                       .96            1.41           (.78)           .44           1.29            1.59(a)
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -            (.17)          (.16)          (.17)          (.14)           (.12)
  Realized capital gains             -               -           (.08)          (.32)          (.05)           (.17)
                              -------------------------------------------------------------------------------------
Total distributions                  -            (.17)          (.24)          (.49)          (.19)           (.29)
                              -------------------------------------------------------------------------------------
Net asset value at
  end of period               $  13.53        $  12.57       $  11.33       $  12.35       $  12.40         $ 11.30
                              =====================================================================================
Total return (%)*                 7.64           12.59          (6.26)          3.65          11.48           16.05
Net assets at end
  of period (000)             $316,572        $283,867       $222,224       $202,327       $150,358         $83,585
Ratios to average
  net assets:**
  Expenses (%)(b)                 1.10(c)         1.10           1.10           1.10           1.10            1.10(c)
  Expenses, excluding
    reimbursements (%)(b)         1.29(c)         1.36           1.46           1.45           1.47            1.65(c)
 Net investment
   income (%)                     1.08(c)         1.32           1.57           1.32           1.48            1.46(c)
Portfolio turnover (%)              39              70             81(d)          46             46              74

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended November 30, 2017, average net assets were $300,370,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                     -               -              -              -           (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

52  | USAA CORNERSTONE AGGRESSIVE FUND

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2017 -
                                         JUNE 1, 2017        NOVEMBER 30, 2017       NOVEMBER 30, 2017
                                         -------------------------------------------------------------
Actual                                    $1,000.00               $1,076.40                 $5.73

Hypothetical
  (5% return before expenses)              1,000.00                1,019.55                  5.57

*Expenses are equal to the Fund's annualized expense ratio of 1.10%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 7.64% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   97452-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA CORNERSTONE CONSERVATIVE FUND (USCCX)
         NOVEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          5

    Financial Statements                                                       6

    Notes to Financial Statements                                              9

EXPENSE EXAMPLE                                                               21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in a selection of USAA mutual funds and exchange-traded funds
(ETFs) (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/17 o

INVESTMENT                                                                                          ALLOCATION
--------------------------------------------------------------------------------------------------------------
USAA FUNDS:
Aggressive Growth ..................................................................................   0.6%
Emerging Markets ...................................................................................   1.7%
Growth .............................................................................................   0.9%
Income Stock .......................................................................................   1.0%
International ......................................................................................   6.5%
Precious Metals and Minerals .......................................................................   0.4%
S&P 500 Index ......................................................................................   2.8%
Small Cap Stock ....................................................................................   1.4%
Value ..............................................................................................   2.0%
  TOTAL EQUITY & ALTERNATIVE ......................................................................   17.3%

Core Intermediate-Term Bond ETF* ...................................................................   1.8%
Core Short-Term Bond ETF* ..........................................................................   0.1%
MSCI Emerging Markets Value
  Momentum Blend Index ETF* ........................................................................   0.1%
MSCI International Value
  Momentum Blend Index ETF* ........................................................................   1.3%
MSCI USA Small Cap Value
  Momentum Blend Index ETF* ........................................................................     -**
MSCI USA Value Momentum
  Blend Index ETF* .................................................................................   1.4%
  TOTAL EXCHANGE-TRADED ............................................................................   4.7%

Flexible Income ....................................................................................   6.8%
Government Securities ..............................................................................   9.9%
High Income ........................................................................................   4.9%
Income .............................................................................................  25.8%
Intermediate-Term Bond .............................................................................  22.9%
Short-Term Bond ....................................................................................   7.2%
  TOTAL FIXED-INCOME ...............................................................................  77.5%

CASH EQUIVALENTS:
Money Market Instruments ...........................................................................   0.8%
  TOTAL MONEY MARKET INSTRUMENTS ...................................................................   0.8%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable. **Represents less than 0.1%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS
November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (17.3%)
     23,621   USAA Aggressive Growth Fund                                                                 $  1,134
    172,904   USAA Emerging Markets Fund                                                                     3,380
     55,642   USAA Growth Fund                                                                               1,730
     92,428   USAA Income Stock Fund                                                                         1,947
    382,822   USAA International Fund                                                                       12,882
     56,945   USAA Precious Metals and Minerals Fund                                                           724
    147,709   USAA S&P 500 Index Fund                                                                        5,577
    139,898   USAA Small Cap Stock Fund                                                                      2,781
    166,618   USAA Value Fund                                                                                3,841
                                                                                                          --------
              Total Equity & Alternative Funds (cost: $26,594)                                              33,996
                                                                                                          --------

              EXCHANGE-TRADED FUNDS (4.6%)
     69,500   USAA Core Intermediate-Term Bond ETF                                                           3,479
      4,500   USAA Core Short-Term Bond ETF                                                                    225
      2,100   USAA MSCI Emerging Markets Value Momentum Blend Index ETF*                                       105
     51,100   USAA MSCI International Value Momentum Blend Index ETF*                                        2,588
      1,100   USAA MSCI USA Small Cap Value Momentum Blend Index ETF*                                           56
     51,100   USAA MSCI USA Value Momentum Blend Index ETF*                                                  2,651
                                                                                                          --------
              Total Exchange-Traded Funds (cost: $9,020)                                                     9,104
                                                                                                          --------

              FIXED-INCOME FUNDS (77.6%)
  1,447,562   USAA Flexible Income Fund                                                                     13,448
  1,992,006   USAA Government Securities Fund                                                               19,382
  1,173,897   USAA High Income Fund                                                                          9,567
  3,863,673   USAA Income Fund                                                                              50,769
  4,228,400   USAA Intermediate-Term Bond Fund                                                              45,033
  1,551,282   USAA Short-Term Bond Fund                                                                     14,210
                                                                                                          --------
              Total Fixed-Income Funds (cost: $152,308)                                                    152,409
                                                                                                          --------

              MONEY MARKET INSTRUMENTS (0.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
  1,602,259   State Street Institutional Treasury Money Market Fund Premier Class, 1.02%(a)
                (cost: $1,602)                                                                               1,602
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $189,524)                                                          $197,111
                                                                                                          ========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1            LEVEL 2           LEVEL 3                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                     $ 33,996                $-                $-               $ 33,996
Exchange-Traded Funds                             9,104                                                      9,104
Fixed-Income Funds                              152,409                 -                 -                152,409
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                  1,602                 -                 -                  1,602
------------------------------------------------------------------------------------------------------------------
Total                                          $197,111                $-                $-               $197,111
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The underlying USAA Funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Fund. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

     *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at value (cost of $187,922)                  $195,509
   Investments in other securities, at value (cost of $1,602)                                  1,602
   Receivables:
      Capital shares sold                                                                        298
      Dividends from affiliated underlying funds                                                 189
      Interest                                                                                     2
                                                                                            --------
         Total assets                                                                        197,600
                                                                                            --------
LIABILITIES
   Payables:
      Securities purchased                                                                       239
      Capital shares redeemed                                                                    779
   Other accrued expenses and payables                                                            68
                                                                                            --------
         Total liabilities                                                                     1,086
                                                                                            --------
            Net assets applicable to capital shares outstanding                             $196,514
                                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                          $190,268
   Accumulated undistributed net investment income                                             1,053
   Accumulated net realized loss on investments                                               (2,394)
   Net unrealized appreciation of investments                                                  7,587
                                                                                            --------
            Net assets applicable to capital shares outstanding                             $196,514
                                                                                            ========
   Capital shares outstanding, no par value                                                   18,042
                                                                                            ========
   Net asset value, redemption price, and offering price per share                          $  10.89
                                                                                            ========

See accompanying notes to financial statements.

================================================================================

6  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                      $2,460
   Interest                                                                                       15
                                                                                              ------
      Total income                                                                             2,475
                                                                                              ------
EXPENSES
   Custody and accounting fees                                                                    19
   Postage                                                                                         8
   Shareholder reporting fees                                                                      8
   Trustees' fees                                                                                 17
   Registration fees                                                                              26
   Professional fees                                                                              41
   Other                                                                                           8
                                                                                              ------
         Total expenses                                                                          127
   Expenses reimbursed                                                                           (34)
                                                                                              ------
         Net expenses                                                                             93
                                                                                              ------
NET INVESTMENT INCOME                                                                          2,382
                                                                                              ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on sales of affiliated underlying funds                                     198
   Change in net unrealized appreciation/(depreciation) of affiliated
      underlying funds                                                                         2,068
                                                                                              ------
         Net realized and unrealized gain                                                      2,266
                                                                                              ------
   Increase in net assets resulting from operations                                           $4,648
                                                                                              ======

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

----------------------------------------------------------------------------------------------------
                                                                      11/30/2017           5/31/2017
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $  2,382            $  4,581
   Net realized gain (loss) on sales of affiliated underlying funds          198                 (72)
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                              -                 240
   Change in net unrealized appreciation/(depreciation) of
      affiliated underlying funds                                          2,068               6,864
                                                                        ----------------------------
      Increase in net assets resulting from operations                     4,648              11,613
                                                                        ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (2,392)             (4,387)
                                                                        ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              39,203              71,716
   Reinvested dividends                                                    2,383               4,355
   Cost of shares redeemed                                               (22,082)            (46,248)
                                                                        ----------------------------
      Increase in net assets from capital
         share transactions                                               19,504              29,823
                                                                        ----------------------------
   Net increase in net assets                                             21,760              37,049

NET ASSETS
   Beginning of period                                                   174,754             137,705
                                                                        ----------------------------
   End of period                                                        $196,514            $174,754
                                                                        ============================
Accumulated undistributed net investment income:
   End of period                                                        $  1,053            $  1,063
                                                                        ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             3,619               6,825
   Shares issued for dividends reinvested                                    221                 420
   Shares redeemed                                                        (2,038)             (4,408)
                                                                        ----------------------------
      Increase in shares outstanding                                       1,802               2,837
                                                                        ============================

See accompanying notes to financial statements.

================================================================================

8  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek current income. The Fund also considers the potential for capital appreciation.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative and fixed-income funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

    used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

    3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair

================================================================================

10  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

       value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications.

================================================================================

12  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law. Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had net capital loss carryforwards of $2,021,000, for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                       ----------------------------------------
                                     TAX CHARACTER
                       ----------------------------------------
                       (NO EXPIRATION)                BALANCE
                       ---------------               ----------
                           Short-Term                $  109,000
                            Long-Term                 1,912,000
                                                     ----------
                                Total                $2,021,000
                                                     ==========

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $24,272,000 and $2,750,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $8,041,000 and $454,000, respectively, resulting in net unrealized appreciation of $7,587,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.

(6) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services. In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's Statement of Operations and, for the six-month period ended November 30, 2017, were $2,000 for the Fund.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses of $34,000.

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At November 30, 2017, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Aggressive Growth                                                        0.1
Core Intermediate-Term Bond ETF                                          9.9
Core Short-Term Bond ETF                                                 0.8
Emerging Markets                                                         0.3
Flexible Income                                                         17.9
Government Securities                                                    3.1
Growth                                                                   0.1
High Income                                                              0.4
Income                                                                   0.7
Income Stock                                                             0.1
Intermediate-Term Bond                                                   1.1
International                                                            0.3
MSCI Emerging Markets Value Momentum Blend Index ETF                     0.4
MSCI International Value Momentum Blend Index ETF                        4.9
MSCI USA Small Cap Value Momentum Blend Index ETF                        0.3
MSCI USA Value Momentum Blend Index ETF                                  3.4
Precious Metals and Minerals                                             0.1
S&P 500 Index                                                            0.1
Short-Term Bond                                                          0.4
Small Cap Stock                                                          0.2
Value                                                                    0.2

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2017:

                                                                                  CHANGE
                                                                                  IN NET
         ($ IN 000s)                                              REALIZED      UNREALIZED
         AFFILIATED           PURCHASE     SALES       DIVIDEND     GAIN       APPRECIATION/        MARKET VALUE
         USAA FUND             COST(a)    PROCEEDS      INCOME     (LOSS)(b)   DEPRECIATION    05/31/2017  11/30/2017
         ------------------------------------------------------------------------------------------------------------
         Aggressive Growth     $    -       $    -         $  -       $  -          $ 119        $ 1,015      $ 1,134
         Core Intermediate-
           Term Bond ETF        3,480            -            7          -             (1)             -        3,479
         Core Short-Term
           Bond ETF               226            -            -          -             (1)             -          225
         Emerging Markets           -            -            -          -            345          3,035        3,380
         Flexible Income        2,554            -          154          -           (156)        11,050       13,448
         Government
           Securities           3,945            -          195          -           (248)        15,685       19,382
         Growth                     -            -            -          -            190          1,540        1,730
         High Income              301        1,750          301         28           (158)        11,145        9,567
         Income                 5,559            -          809          -            (63)        45,273       50,769
         Income Stock              28        1,000           28        170             35          2,714        1,947
         Intermediate-Term
           Bond                 1,876            -          776          -           (131)        43,288       45,033
         International              -            -            -          -            988         11,894       12,882
         MSCI Emerging
           Markets Value
           Momentum Blend
           Index ETF              105            -            -          -              -              -          105
         MSCI International
           Value Momentum
           Blend Index ETF      2,578            -            -          -             10              -        2,588
         MSCI USA
           Small Cap Value
           Momentum Blend
           Index ETF               55            -            -          -              1              -           56
         MSCI USA Value
           Momentum Blend
           Index ETF            2,576            -            -          -             75              -        2,651
         Precious Metals
           and Minerals             -            -            -          -            (20)           744          724
         S&P 500 Index            145            -           45          -            494          4,938        5,577
         Short-Term Bond          644            -          145          -            (61)        13,627       14,210
         Small Cap Stock           50            -            -          -            303          2,428        2,781
         Value                    150            -            -          -            347          3,344        3,841

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received in cash, if any.

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                         PERIOD ENDED
                               NOVEMBER 30,                 YEAR ENDED MAY 31,                         MAY 31,
                               ---------------------------------------------------------------------------------
                                   2017             2017         2016           2015         2014        2013***
                               ---------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  10.76         $  10.27     $  10.68       $  10.77     $  10.60     $ 10.00
                               ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .13              .31          .35            .31          .34(a)      .35(a)
  Net realized and
    unrealized gain (loss)          .14              .49         (.37)          (.06)         .17(a)      .46(a)
                               ------------------------------------------------------------------------------
Total from investment
  operations                        .27              .80         (.02)           .25          .51(a)      .81(a)
                               ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.14)            (.31)        (.34)          (.32)        (.32)       (.21)
  Realized capital gains              -                -         (.05)          (.02)        (.02)       (.00)(b)
                               ------------------------------------------------------------------------------
Total distributions                (.14)            (.31)        (.39)          (.34)        (.34)       (.21)
                               ------------------------------------------------------------------------------
Net asset value at end
  of period                    $  10.89         $  10.76     $  10.27       $  10.68     $  10.77     $ 10.60
                               ==============================================================================
Total return (%)*                  2.54             7.93         (.05)          2.37         4.99        8.11
Net assets at end of
  period (000)                 $196,514         $174,754     $137,705       $145,626     $109,013     $68,571
Ratios to average
  net assets:**,(c)
  Expenses (%)(e)                   .10(d)           .10          .10            .10          .10         .10(d)
  Expenses, excluding
    reimbursements (%)(e)           .14(d)           .15          .15            .15          .20         .52(d)
  Net investment income (%)        2.55(d)          3.02         3.38           3.03         3.27        3.27(d)
Portfolio turnover (%)                2                7(f)        43(g)           5            1           4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $186,327,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      -                -            -              -         (.00%)(+)   (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(f) Overall decrease in purchases and sales of securities.
(g) Reflects increased trading activity due to changes in net asset allocation strategies.

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expenses paid in the table below.

                                                                                        EXPENSES PAID
                                         BEGINNING               ENDING                DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2017 -
                                        JUNE 1, 2017        NOVEMBER 30, 2017         NOVEMBER 30, 2017
                                        ---------------------------------------------------------------
Actual                                    $1,000.00             $1,025.40                   $0.51

Hypothetical
  (5% return before expenses)              1,000.00              1,024.57                    0.51

*Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly and excludes expenses of the acquired funds, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 2.54% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   97450-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA CORNERSTONE EQUITY FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE EQUITY FUND (UCEQX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          4

    Financial Statements                                                       5

    Notes to Financial Statements                                              8

EXPENSE EXAMPLE                                                               19

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE EQUITY FUND (THE FUND) SEEKS CAPITAL APPRECIATION OVER THE LONG TERM.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests at least 80% of its assets in a selection of USAA mutual funds and exchange-traded funds (ETFs) (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/17 o

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUNDS:
Aggressive Growth ........................................................  1.1%
Emerging Markets .........................................................  8.9%
Growth ...................................................................  7.1%
Income Stock .............................................................  6.9%
International ............................................................ 29.4%
Precious Metals and Minerals .............................................  0.9%
S&P 500 Index ............................................................ 10.7%
Small Cap Stock ..........................................................  4.0%
Value .................................................................... 12.0%
  TOTAL EQUITY & ALTERNATIVE ............................................. 81.0%

MSCI Emerging Markets Value
  Momentum Blend Index ETF* ..............................................  2.1%
MSCI International Value
  Momentum Blend Index ETF* ..............................................  6.4%
MSCI USA Small Cap Value
  Momentum Blend Index ETF* ..............................................  1.9%
MSCI USA Value Momentum
  Blend Index ETF* .......................................................  8.2%
  TOTAL EXCHANGE-TRADED .................................................. 18.6%

CASH EQUIVALENTS:
Money Market Instruments .................................................  0.3%
  TOTAL MONEY MARKET INSTRUMENTS .........................................  0.3%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA CORNERSTONE EQUITY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (81.0%)
   41,376     USAA Aggressive Growth Fund                                                            $  1,987
  798,695     USAA Emerging Markets Fund                                                               15,615
  404,549     USAA Growth Fund                                                                         12,581
  575,217     USAA Income Stock Fund                                                                   12,114
1,543,006     USAA International Fund                                                                  51,922
  121,320     USAA Precious Metals and Minerals Fund                                                    1,542
  500,324     USAA S&P 500 Index Fund                                                                  18,892
  355,699     USAA Small Cap Stock Fund                                                                 7,071
  922,007     USAA Value Fund                                                                          21,252
                                                                                                     --------
              Total Equity & Alternative Funds (cost: $112,816)                                       142,976
                                                                                                     --------
              EXCHANGE-TRADED FUNDS (18.6%)
   72,200     USAA MSCI Emerging Markets Value Momentum Blend Index ETF*                                3,599
  224,200     USAA MSCI International Value Momentum Blend Index ETF*                                  11,356
   66,200     USAA MSCI USA Small Cap Value Momentum Blend Index ETF*                                   3,395
  280,200     USAA MSCI USA Value Momentum Blend Index ETF*                                            14,534
                                                                                                     --------
              Total Exchange-Traded Funds (cost: $32,430)                                              32,884
                                                                                                     --------
              MONEY MARKET INSTRUMENTS (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
  546,023     State Street Institutional Treasury Money Market Fund Premier Class, 1.02%(a)
                (cost: $546)                                                                              546
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $145,792)                                                     $176,406
                                                                                                     ========

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                       $142,976                $-                $-        $142,976
Exchange-Traded Funds                              32,884                 -                 -          32,884
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                      546                 -                 -             546
-------------------------------------------------------------------------------------------------------------
Total                                            $176,406                $-                $-        $176,406
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The underlying USAA Funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Fund. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

4  | USAA CORNERSTONE EQUITY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in affiliated underlying funds, at value (cost of $145,246)   $175,860
   Investments in other securities, at value (cost of $546)                       546
   Cash                                                                         2,519
   Receivables:
      Capital shares sold                                                         370
      Interest                                                                      2
                                                                             --------
         Total assets                                                         179,297
                                                                             --------
LIABILITIES
   Payables:
      Securities purchased                                                      2,519
      Capital shares redeemed                                                     107
   Other accrued expenses and payables                                             68
                                                                             --------
         Total liabilities                                                      2,694
                                                                             --------
            Net assets applicable to capital shares outstanding              $176,603
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $142,970
   Accumulated undistributed net investment income                                407
   Accumulated net realized gain on investments                                 2,612
   Net unrealized appreciation of investments                                  30,614
                                                                             --------
            Net assets applicable to capital shares outstanding              $176,603
                                                                             ========
   Capital shares outstanding, no par value                                    11,268
                                                                             ========
   Net asset value, redemption price, and offering price per share           $  15.67
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  5

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from affiliated underlying funds                 $   361
   Interest                                                                   13
                                                                         -------
      Total income                                                           374
                                                                         -------
EXPENSES
   Custody and accounting fees                                                19
   Postage                                                                    10
   Shareholder reporting fees                                                  8
   Trustees' fees                                                             18
   Registration fees                                                          22
   Professional fees                                                          41
   Other                                                                       8
                                                                         -------
         Total expenses                                                      126
   Expenses reimbursed                                                       (46)
                                                                         -------
         Net expenses                                                         80
                                                                         -------
NET INVESTMENT INCOME                                                        294
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on sales of affiliated underlying funds               2,218
   Change in net unrealized appreciation/(depreciation) of
      affiliated underlying funds                                         12,099
                                                                         -------
         Net realized and unrealized gain                                 14,317
                                                                         -------
   Increase in net assets resulting from operations                      $14,611
                                                                         =======

See accompanying notes to financial statements.

================================================================================

6  | USAA CORNERSTONE EQUITY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

---------------------------------------------------------------------------------------------------
                                                                      11/30/2017          5/31/2017
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $    294           $  1,585
   Net realized gain (loss) on sales of affiliated underlying funds        2,218               (130)
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                              -              1,033
   Change in net unrealized appreciation/(depreciation)
      of affiliated underlying funds                                      12,099             17,011
                                                                        ---------------------------
      Increase in net assets resulting from operations                    14,611             19,499
                                                                        ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       -             (1,627)
   Net realized gains                                                          -             (1,772)
                                                                        ---------------------------
      Distributions to shareholders                                           -             (3,399)
                                                                        ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              33,208             56,058
   Reinvested dividends                                                        -              3,389
   Cost of shares redeemed                                               (14,873)           (31,864)
                                                                        ---------------------------
      Increase in net assets from capital share transactions              18,335             27,583
                                                                        ---------------------------
   Net increase in net assets                                             32,946             43,683

NET ASSETS
   Beginning of period                                                   143,657             99,974
                                                                        ---------------------------
   End of period                                                        $176,603           $143,657
                                                                        ===========================
Accumulated undistributed net investment income:
   End of period                                                        $    407           $    113
                                                                        ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             2,226              4,188
   Shares issued for dividends reinvested                                      -                258
   Shares redeemed                                                          (997)            (2,401)
                                                                        ---------------------------
      Increase in shares outstanding                                       1,229              2,045
                                                                        ===========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation over the long term.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

8  | USAA CORNERSTONE EQUITY FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used.

    3. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for

================================================================================

10  | USAA CORNERSTONE EQUITY FUND

================================================================================

    net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

================================================================================

12  | USAA CORNERSTONE EQUITY FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $48,090,000 and $28,450,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $30,646,000 and $32,000, respectively, resulting in net unrealized appreciation of $30,614,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

(6) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services. In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's Statement of Operations and, for the six-month period ended November 30, 2017, were $2,000 for the Fund.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses of $46,000.

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

================================================================================

14  | USAA CORNERSTONE EQUITY FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At November 30, 2017, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA
    Funds:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Aggressive Growth                                                       0.1
Emerging Markets                                                        1.5
Growth                                                                  0.4
Income Stock                                                            0.4
International                                                           1.2
MSCI Emerging Markets Value Momentum Blend Index ETF                   14.4
MSCI International Value Momentum Blend Index ETF                      21.4
MSCI USA Small Cap Value Momentum Blend Index ETF                      18.9
MSCI USA Value Momentum Blend Index ETF                                18.7
Precious Metals and Minerals                                            0.3
S&P 500 Index                                                           0.3
Small Cap Stock                                                         0.4
Value                                                                   1.3

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following table provides details related to the Fund's investment in the underlying USAA Funds for the six-month period ended November 30, 2017:

                                                                                 CHANGE
                                                                                 IN NET
($ IN 000s)                                                    REALIZED        UNREALIZED
AFFILIATED             PURCHASE        SALES      DIVIDEND      GAIN          APPRECIATION/            MARKET VALUE
USAA FUND               COST(a)      PROCEEDS      INCOME      (LOSS)(b)      DEPRECIATION      05/31/2017     11/30/2017
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth      $   250        $3,000        $  -         $598           $ (139)          $ 4,279          $ 1,987
Emerging Markets           950             -           -            -            1,515            13,150           15,615
Growth                     400             -           -            -            1,369            10,813           12,581
Income Stock             1,356         5,000         156          350              824            14,584           12,114
International            6,550         5,500           -          152            3,980            46,740           51,922
MSCI Emerging
  Markets Value
  Momentum
  Blend Index ETF        3,631             -           -            -              (32)                -            3,599
MSCI
  International
  Value Momentum
  Blend Index ETF       11,319             -           -            -               37                 -           11,356
MSCI USA Small
  Cap Value
  Momentum
  Blend Index ETF        3,331             -           -            -               63                 -            3,395
MSCI USA Value
  Momentum
  Blend Index ETF       14,148             -           -            -              386                 -           14,534
Precious Metals
  and Minerals             100             -           -            -              (38)            1,480            1,542
S&P 500 Index            3,705         8,500         205          639            1,518            21,531           18,892
Small Cap Stock            450         6,450           -          479              721            11,870            7,071
Value                    1,900             -           -            -            1,895            17,456           21,252

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received in cash, if any.

================================================================================

16  | USAA CORNERSTONE EQUITY FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                        PERIOD ENDED
                             NOVEMBER 30,                    YEAR ENDED MAY 31,                      MAY 31,
                            ---------------------------------------------------------------------------------
                                2017          2017          2016          2015          2014          2013***
                            ---------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  14.31      $  12.51       $ 13.61       $ 13.22       $ 11.71       $ 10.00
                            ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .02           .19           .16           .24           .17           .12(a)
  Net realized and
    unrealized gain (loss)      1.34          2.02          (.82)          .42          1.55          1.71(a)
                            ------------------------------------------------------------------------------
Total from investment
  operations                    1.36          2.21          (.66)          .66          1.72          1.83(a)
                            ------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -          (.19)         (.15)         (.24)         (.16)         (.12)
  Realized capital gains           -          (.22)         (.29)         (.03)         (.05)         (.00)(b)
                            ------------------------------------------------------------------------------
Total distributions                -          (.41)         (.44)         (.27)         (.21)         (.12)
                            ------------------------------------------------------------------------------
Net asset value at end
  of period                 $  15.67      $  14.31       $ 12.51       $ 13.61       $ 13.22       $ 11.71
                            ==============================================================================
Total return (%)*               9.50         17.99         (4.77)         5.08         14.84         18.39
Net assets at end of
  period (000)              $176,603      $143,657       $99,974       $91,726       $66,040       $31,555
Ratios to average
  net assets:**,(c)
  Expenses (%)(d)                .10(e)        .10           .10           .10           .10           .10(e)
  Expenses, excluding
    reimbursements (%)(d)        .16(e)        .20           .22           .24           .33          1.13(e)
  Net investment income (%)      .37(e)       1.39          1.36          1.77          1.45          1.09(e)
Portfolio turnover (%)            18             7            15             8             2             5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $159,252,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(d) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   -             -             -             -          (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

18  | USAA CORNERSTONE EQUITY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA Funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before

================================================================================

                                                           EXPENSE EXAMPLE |  19

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expenses paid in the table below.

                                                                                  EXPENSES PAID
                                         BEGINNING              ENDING            DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE          JUNE 1, 2017 -
                                        JUNE 1, 2017       NOVEMBER 30, 2017     NOVEMBER 30, 2017
                                       -----------------------------------------------------------
Actual                                   $1,000.00           $1,095.00                $0.53

Hypothetical
  (5% return before expenses)             1,000.00            1,024.57                 0.51

*Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly and excludes expenses of the acquired funds, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 9.50% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

20  | USAA CORNERSTONE EQUITY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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 ==============================================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (USCRX)
       NOVEMBER 30, 2017

 ==============================================================

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

   Portfolio of investments                                                    4

   Notes to Portfolio of Investments                                          32

   Financial Statements                                                       38

   Notes to Financial Statements                                              41

EXPENSE EXAMPLE                                                               57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) SEEKS CAPITAL APPRECIATION WITH A SECONDARY FOCUS ON CURRENT INCOME.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund's asset allocation is actively managed by adjusting the Fund's investments among asset classes that the Fund's manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs. The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities.

The Fund's investments also include real estate investment trusts (REITs), investments that provide exposure to commodities (such as ETFs or national resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/17 O
                                (% of Net Assets)

Vanguard Short-Term Corporate Bond ETF**................................... 6.1%
Vanguard FTSE Developed Markets ETF**...................................... 5.8%
iShares Core MSCI EAFE ETF**............................................... 3.5%
U.S. Treasury Bond, 3.13%, 8/15/2044....................................... 3.1%
Schwab Fundamental International Large Co.
  Index ETF**.............................................................. 3.0%
iShares Core MSCI Emerging Markets ETF**................................... 3.0%
Vanguard Total Bond Market ETF**........................................... 2.4%
Vanguard Short-Term Bond ETF**............................................. 2.3%
U.S. Treasury Bond, 3.00%, 5/15/2045....................................... 2.3%
U.S. Treasury Note, 1.13%, 2/28/2021....................................... 2.3%

 *Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-31.

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2  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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                         o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES**                                          26.4%
U.S. EQUITY SECURITIES**                                                   23.6%
FIXED INCOME EXCHANGE-TRADED FUNDS**                                       14.2%
U.S. TREASURY SECURITIES                                                   12.6%
U.S. GOVERNMENT AGENCY ISSUES                                               8.5%
CORPORATE OBLIGATIONS                                                       4.2%
MONEY MARKET INSTRUMENTS                                                    4.1%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES**                          1.6%
COMMERCIAL MORTGAGE SECURITIES                                              1.6%
GLOBAL REAL ESTATE EQUITY SECURITIES**                                      1.1%
ASSET-BACKED SECURITIES                                                     0.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.5%
CONVERTIBLE SECURITIES                                                      0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                                   [END CHART]

 *Does not include futures and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  3

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PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (23.6%)

              COMMON STOCKS (15.4%)

              CONSUMER DISCRETIONARY (2.1%)
              -----------------------------
              APPAREL RETAIL (0.3%)
     16,390   American Eagle Outfitters, Inc.                                                           $      264
     18,920   Buckle, Inc.(a)                                                                                  421
      8,670   Caleres, Inc.                                                                                    283
     44,570   Foot Locker, Inc.                                                                              1,909
     70,480   Gap, Inc.                                                                                      2,277
     15,550   TJX Companies, Inc.                                                                            1,175
                                                                                                        ----------
                                                                                                             6,329
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.1%)
     13,830   American Axle & Manufacturing Holdings, Inc.*                                                    248
      2,940   Cooper-Standard Holdings, Inc.*                                                                  371
     20,540   Gentex Corp.                                                                                     421
      3,120   LCI Industries                                                                                   408
     11,330   Lear Corp.                                                                                     2,049
                                                                                                        ----------
                                                                                                             3,497
                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
      2,960   Tesla, Inc.*(a)                                                                                  914
      3,460   Thor Industries, Inc.                                                                            531
                                                                                                        ----------
                                                                                                             1,445
                                                                                                        ----------
              AUTOMOTIVE RETAIL (0.0%)
      4,050   Asbury Automotive Group, Inc.*                                                                   267
      3,380   Group 1 Automotive, Inc.                                                                         274
      2,670   Lithia Motors, Inc. "A"                                                                          313
                                                                                                        ----------
                                                                                                               854
                                                                                                        ----------
              BROADCASTING (0.2%)
     16,976   CBS Corp. "B"                                                                                    951
     95,000   Discovery Communications, Inc. "A"*                                                            1,807
     11,155   Entercom Communications Corp. "A"                                                                129
     26,510   Gray Television, Inc.*                                                                           382
     12,120   Sinclair Broadcast Group, Inc. "A"(a)                                                            413
                                                                                                        ----------
                                                                                                             3,682
                                                                                                        ----------

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4  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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
------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              CABLE & SATELLITE (0.1%)
     87,000   Comcast Corp. "A"                                                                         $    3,266
                                                                                                        ----------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
     10,090   GameStop Corp. "A"(a)                                                                            189
                                                                                                        ----------
              DEPARTMENT STORES (0.1%)
     34,040   Kohl's Corp.                                                                                   1,633
     76,550   Macy's, Inc.                                                                                   1,822
                                                                                                        ----------
                                                                                                             3,455
                                                                                                        ----------
              EDUCATION SERVICES (0.0%)
      6,360   Adtalem Global Education, Inc.                                                                   264
      3,810   Capella Education Co.                                                                            325
        710   Graham Holdings Co. "B"                                                                          414
                                                                                                        ----------
                                                                                                             1,003
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.1%)
      5,080   Big Lots, Inc.                                                                                   300
     27,270   Target Corp.                                                                                   1,634
                                                                                                        ----------
                                                                                                             1,934
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     16,120   Home Depot, Inc.                                                                               2,899
     12,520   Lowe's Companies, Inc.                                                                         1,044
                                                                                                        ----------
                                                                                                             3,943
                                                                                                        ----------
              HOMEBUILDING (0.2%)
      1,340   NVR, Inc.*                                                                                     4,657
     11,770   Toll Brothers, Inc.                                                                              592
     25,200   TRI Pointe Group, Inc.*                                                                          457
                                                                                                        ----------
                                                                                                             5,706
                                                                                                        ----------
              HOMEFURNISHING RETAIL (0.1%)
     72,550   Bed Bath & Beyond, Inc.                                                                        1,624
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     39,300   Carnival Corp.                                                                                 2,580
     15,770   ILG, Inc.                                                                                        443
     15,200   Marriott International, Inc. "A"                                                               1,930
      3,120   Marriott Vacations Worldwide Corp.                                                               419
     16,850   Royal Caribbean Cruises Ltd.                                                                   2,087
                                                                                                        ----------
                                                                                                             7,459
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (0.1%)
     47,630   Viacom, Inc. "B"                                                                               1,349
                                                                                                        ----------
              PUBLISHING (0.0%)
      5,190   Meredith Corp.                                                                                   354
                                                                                                        ----------

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                                                   PORTFOLIO OF INVESTMENTS |  5

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
------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              RESTAURANTS (0.1%)
      6,880   Cheesecake Factory, Inc.(a)                                                               $      337
      7,680   DineEquity, Inc.                                                                                 352
     13,460   McDonald's Corp.                                                                               2,315
                                                                                                        ----------
                                                                                                             3,004
                                                                                                        ----------
              SPECIALTY STORES (0.1%)
     54,650   Dick's Sporting Goods, Inc.                                                                    1,610
     28,760   Hibbett Sports, Inc.*                                                                            574
     43,900   Office Depot, Inc.                                                                               143
                                                                                                        ----------
                                                                                                             2,327
                                                                                                        ----------
              TIRES & RUBBER (0.0%)
      7,500   Cooper Tire & Rubber Co.                                                                         276
                                                                                                        ----------
              Total Consumer Discretionary                                                                  51,696
                                                                                                        ----------
              CONSUMER STAPLES (1.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
     36,550   Archer-Daniels-Midland Co.                                                                     1,458
     12,640   Ingredion, Inc.                                                                                1,750
                                                                                                        ----------
                                                                                                             3,208
                                                                                                        ----------
              BREWERS (0.1%)
     18,790   Molson Coors Brewing Co. "B"                                                                   1,468
                                                                                                        ----------
              DISTILLERS & VINTNERS (0.1%)
     22,650   Brown-Forman Corp. "B"                                                                         1,354
                                                                                                        ----------
              DRUG RETAIL (0.1%)
     20,700   CVS Health Corp.                                                                               1,586
                                                                                                        ----------
              FOOD DISTRIBUTORS (0.0%)
      6,190   Spartannash Co.                                                                                  157
                                                                                                        ----------
              FOOD RETAIL (0.1%)
     55,140   Kroger Co.                                                                                     1,426
                                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.2%)
     54,810   Procter & Gamble Co.                                                                           4,932
                                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
      7,480   Costco Wholesale Corp.                                                                         1,380
     17,940   Wal-Mart Stores, Inc.                                                                          1,744
                                                                                                        ----------
                                                                                                             3,124
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.1%)
     15,960   J.M. Smucker Co.                                                                               1,862
      3,140   Lancaster Colony Corp.                                                                           418

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6  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      3,730   Sanderson Farms, Inc.                                                                     $      633
     23,630   Tyson Foods, Inc. "A"                                                                          1,944
                                                                                                        ----------
                                                                                                             4,857
                                                                                                        ----------
              PERSONAL PRODUCTS (0.0%)
      9,420   USANA Health Sciences, Inc.*                                                                     675
                                                                                                        ----------
              SOFT DRINKS (0.2%)
     46,260   Coca-Cola Co.                                                                                  2,117
     11,140   Dr. Pepper Snapple Group, Inc.                                                                 1,005
     23,440   PepsiCo, Inc.                                                                                  2,731
                                                                                                        ----------
                                                                                                             5,853
                                                                                                        ----------
              TOBACCO (0.1%)
     15,670   Philip Morris International, Inc.                                                              1,610
                                                                                                        ----------
              Total Consumer Staples                                                                        30,250
                                                                                                        ----------
              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     15,110   Chevron Corp.                                                                                  1,798
                                                                                                        ----------
              OIL & GAS DRILLING (0.0%)
     30,930   Rowan Companies plc "A"*                                                                         447
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
      4,400   Dril-Quip, Inc.*                                                                                 211
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     39,040   California Resources Corp.*(a)                                                                   614
    124,070   Denbury Resources, Inc.*                                                                         217
     47,000   Devon Energy Corp.                                                                             1,811
     42,220   Murphy Oil Corp.                                                                               1,180
     46,080   Newfield Exploration Co.*                                                                      1,425
     10,520   WPX Energy, Inc.*                                                                                134
                                                                                                        ----------
                                                                                                             5,381
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.4%)
      8,543   Andeavor                                                                                         901
     46,250   HollyFrontier Corp.                                                                            2,057
     34,810   Marathon Petroleum Corp.                                                                       2,180
     16,490   PBF Energy, Inc. "A"(a)                                                                          534
     15,690   Phillips 66                                                                                    1,531
      3,120   REX American Resources Corp.*                                                                    286
     23,620   Valero Energy Corp.                                                                            2,022
                                                                                                        ----------
                                                                                                             9,511
                                                                                                        ----------

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                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     24,960   Cheniere Energy, Inc.*                                                                    $    1,206
     68,680   Kinder Morgan, Inc.                                                                            1,184
     19,620   ONEOK, Inc.                                                                                    1,018
     70,270   Plains Group Holdings, LP "A"                                                                  1,447
                                                                                                        ----------
                                                                                                             4,855
                                                                                                        ----------
              Total Energy                                                                                  22,203
                                                                                                        ----------
              FINANCIALS (2.4%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      6,680   Ameriprise Financial, Inc.                                                                     1,090
     40,690   Franklin Resources, Inc.                                                                       1,764
     20,590   SEI Investments Co.                                                                            1,449
     14,470   T. Rowe Price Group, Inc.                                                                      1,489
     23,820   Waddell & Reed Financial, Inc. "A"                                                               484
                                                                                                        ----------
                                                                                                             6,276
                                                                                                        ----------
              CONSUMER FINANCE (0.3%)
     18,660   American Express Co.                                                                           1,823
     16,670   Capital One Financial Corp.                                                                    1,534
     33,910   Discover Financial Services                                                                    2,394
      5,090   Encore Capital Group, Inc.*                                                                      233
     28,560   Enova International, Inc.*                                                                       424
     21,240   SLM Corp.*                                                                                       246
     39,964   Synchrony Financial                                                                            1,434
      2,410   World Acceptance Corp.*                                                                          200
                                                                                                        ----------
                                                                                                             8,288
                                                                                                        ----------
              DIVERSIFIED BANKS (0.2%)
     53,047   Citigroup, Inc.                                                                                4,005
     18,400   U.S. Bancorp                                                                                   1,015
                                                                                                        ----------
                                                                                                             5,020
                                                                                                        ----------
              FINANCIAL EXCHANGES & DATA (0.1%)
     10,970   Moody's Corp.                                                                                  1,666
     10,800   MSCI, Inc.                                                                                     1,390
                                                                                                        ----------
                                                                                                             3,056
                                                                                                        ----------
              INSURANCE BROKERS (0.1%)
     11,400   Aon plc                                                                                        1,598
     13,760   Marsh & McLennan Companies, Inc.                                                               1,155
                                                                                                        ----------
                                                                                                             2,753
                                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     23,980   E*Trade Financial Corp.*                                                                       1,155
     29,030   Greenhill & Co., Inc.(a)                                                                         589

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8  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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
------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      4,330   Raymond James Financial, Inc.                                                             $      382
                                                                                                        ----------
                                                                                                             2,126
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.2%)
     20,140   AFLAC, Inc.                                                                                    1,765
     19,990   Athene Holding Ltd. "A"*                                                                         961
      3,350   Primerica, Inc.                                                                                  348
     17,020   Principal Financial Group, Inc.                                                                1,205
     11,800   Prudential Financial, Inc.(b)                                                                  1,367
                                                                                                        ----------
                                                                                                             5,646
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.1%)
     12,330   American Financial Group, Inc.                                                                 1,295
                                                                                                        ----------
              MULTI-SECTOR HOLDINGS (0.0%)
      3,430   Berkshire Hathaway, Inc. "B"*                                                                    662
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
     10,570   Allstate Corp.(b)                                                                              1,085
      8,550   Employers Holdings, Inc.                                                                         419
     11,230   First American Financial Corp.                                                                   624
     25,680   Old Republic International Corp.                                                                 539
     30,260   Progressive Corp.                                                                              1,609
      8,500   W.R. Berkley Corp.                                                                               588
                                                                                                        ----------
                                                                                                             4,864
                                                                                                        ----------
              REGIONAL BANKS (0.5%)
      5,360   Bank of Hawaii Corp.                                                                             455
     31,290   BB&T Corp.                                                                                     1,546
     10,890   Comerica, Inc.                                                                                   907
     29,890   East West Bancorp, Inc.                                                                        1,839
     82,910   Fifth Third Bancorp                                                                            2,530
     13,950   First Financial Bancorp                                                                          396
     84,420   KeyCorp                                                                                        1,602
      4,980   M&T Bank Corp.                                                                                   841
      6,490   PNC Financial Services Group, Inc.                                                               912
    101,850   Regions Financial Corp.                                                                        1,690
     20,750   TCF Financial Corp.                                                                              422
                                                                                                        ----------
                                                                                                            13,140
                                                                                                        ----------
              REINSURANCE (0.1%)
      4,010   Everest Re Group Ltd.                                                                            880
     24,950   Maiden Holdings Ltd.                                                                             162
     13,580   Reinsurance Group of America, Inc.                                                             2,201
                                                                                                        ----------
                                                                                                             3,243
                                                                                                        ----------

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.2%)
     18,240   BofI Holding, Inc.*(a)                                                                    $      504
      6,430   Farmer Mac "C"                                                                                   477
     12,710   Homestreet, Inc.*                                                                                388
      4,390   Meta Financial Group, Inc.                                                                       412
     23,270   Nationstar Mortgage Holdings, Inc.*                                                              421
     41,910   NMI Holdings, Inc. "A"*                                                                          715
     16,580   Provident Financial Services, Inc.                                                               453
     31,610   Radian Group, Inc.                                                                               648
      6,330   Walker & Dunlop, Inc.*                                                                           312
     13,470   Washington Federal, Inc.                                                                         469
                                                                                                        ----------
                                                                                                             4,799
                                                                                                        ----------
              Total Financials                                                                              61,168
                                                                                                        ----------
              HEALTH CARE (2.1%)
              ------------------
              BIOTECHNOLOGY (0.6%)
     16,270   AbbVie, Inc.                                                                                   1,577
     20,400   Amgen, Inc.                                                                                    3,584
      8,360   Biogen, Inc.*                                                                                  2,693
      5,280   Eagle Pharmaceuticals, Inc.*                                                                     312
     29,760   Gilead Sciences, Inc.                                                                          2,225
     13,840   Myriad Genetics, Inc.*                                                                           479
     12,860   United Therapeutics Corp.*                                                                     1,672
     12,080   Vertex Pharmaceuticals, Inc.*                                                                  1,743
                                                                                                        ----------
                                                                                                            14,285
                                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
     18,810   AmerisourceBergen Corp.                                                                        1,596
     17,640   Cardinal Health, Inc.                                                                          1,044
      7,520   McKesson Corp.                                                                                 1,111
                                                                                                        ----------
                                                                                                             3,751
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.3%)
     21,170   Baxter International, Inc.                                                                     1,387
      4,720   C.R. Bard, Inc.                                                                                1,586
     10,900   Globus Medical, Inc. "A"*                                                                        414
      5,900   IDEXX Laboratories, Inc.*                                                                        923
      5,560   Intuitive Surgical, Inc.*                                                                      2,223
      4,750   Masimo Corp.*                                                                                    422
                                                                                                        ----------
                                                                                                             6,955
                                                                                                        ----------
              HEALTH CARE FACILITIES (0.1%)
      9,100   HealthSouth Corp.                                                                                455
     18,700   Select Medical Holdings Corp.*                                                                   330
     11,130   Universal Health Services, Inc. "B"                                                            1,206
                                                                                                        ----------
                                                                                                             1,991
                                                                                                        ----------

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10  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.2%)
      5,640   AMN Healthcare Services, Inc.*                                                            $      283
      2,370   Chemed Corp.                                                                                     583
     16,140   DaVita, Inc.*                                                                                    985
     26,800   Express Scripts Holding Co.*                                                                   1,747
     28,330   MEDNAX, Inc.*                                                                                  1,410
     12,600   Quest Diagnostics, Inc.                                                                        1,241
                                                                                                        ----------
                                                                                                             6,249
                                                                                                        ----------
              HEALTH CARE SUPPLIES (0.1%)
      4,830   Align Technology, Inc.*                                                                        1,260
      4,880   Cooper Companies, Inc.                                                                         1,177
                                                                                                        ----------
                                                                                                             2,437
                                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
      6,840   Cambrex Corp.*                                                                                   334
      6,360   INC Research Holdings, Inc. "A"*                                                                 244
      3,440   Mettler-Toledo International, Inc.*                                                            2,164
      6,760   Thermo Fisher Scientific, Inc.                                                                 1,303
      9,200   Waters Corp.*                                                                                  1,814
                                                                                                        ----------
                                                                                                             5,859
                                                                                                        ----------
              MANAGED HEALTH CARE (0.2%)
      6,980   Anthem, Inc.                                                                                   1,640
     10,560   Centene Corp.*                                                                                 1,078
      6,000   Cigna Corp.                                                                                    1,270
                                                                                                        ----------
                                                                                                             3,988
                                                                                                        ----------
              PHARMACEUTICALS (0.3%)
     18,080   Bristol-Myers Squibb Co.                                                                       1,143
     26,400   Corcept Therapeutics, Inc.*                                                                      474
     43,580   Mallinckrodt plc*                                                                                951
     40,030   Mylan N.V.*                                                                                    1,462
     79,040   Pfizer, Inc.                                                                                   2,866
      9,570   Phibro Animal Health Corp. "A"                                                                   332
     32,770   Sucampo Pharmaceuticals, Inc. "A"*                                                               416
      6,350   Supernus Pharmaceuticals, Inc.*                                                                  240
                                                                                                        ----------
                                                                                                             7,884
                                                                                                        ----------
              Total Health Care                                                                             53,399
                                                                                                        ----------
              INDUSTRIALS (1.7%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
      8,470   Boeing Co.                                                                                     2,344
      3,470   General Dynamics Corp.                                                                           719
      6,900   Huntington Ingalls Industries, Inc.                                                            1,668

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      9,130   L3 Technologies, Inc.                                                                     $    1,813
      4,120   Moog, Inc. "A"*                                                                                  347
      7,640   Rockwell Collins, Inc.                                                                         1,011
      3,170   Teledyne Technologies, Inc.*                                                                     590
                                                                                                        ----------
                                                                                                             8,492
                                                                                                        ----------
              AIRLINES (0.2%)
     23,040   American Airlines Group, Inc.                                                                  1,163
     26,570   Delta Air Lines, Inc.                                                                          1,406
     14,090   JetBlue Airways Corp.*                                                                           302
      6,620   SkyWest, Inc.                                                                                    345
     16,630   United Continental Holdings, Inc.*                                                             1,053
                                                                                                        ----------
                                                                                                             4,269
                                                                                                        ----------
              BUILDING PRODUCTS (0.0%)
     26,280   NCI Building Systems, Inc.*                                                                      439
                                                                                                        ----------
              COMMERCIAL PRINTING (0.0%)
      5,310   Deluxe Corp.                                                                                     378
      9,200   LSC Communications, Inc.                                                                         150
                                                                                                        ----------
                                                                                                               528
                                                                                                        ----------
              CONSTRUCTION & ENGINEERING (0.1%)
      6,080   EMCOR Group, Inc.                                                                                491
     21,580   Jacobs Engineering Group, Inc.                                                                 1,416
     14,900   KBR, Inc.                                                                                        280
                                                                                                        ----------
                                                                                                             2,187
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      8,160   Cummins, Inc.                                                                                  1,366
      4,380   Greenbrier Companies, Inc.(a)                                                                    219
     20,820   PACCAR, Inc.                                                                                   1,464
     11,720   Wabash National Corp.                                                                            236
                                                                                                        ----------
                                                                                                             3,285
                                                                                                        ----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
     15,880   Copart, Inc.*                                                                                    685
      7,780   Viad Corp.                                                                                       448
                                                                                                        ----------
                                                                                                             1,133
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     18,670   Atkore International Group, Inc.*                                                                398
     17,630   Eaton Corp. plc                                                                                1,371
      3,680   EnerSys                                                                                          254
      4,330   Regal-Beloit Corp.                                                                               333
      8,820   Rockwell Automation, Inc.                                                                      1,703
                                                                                                        ----------
                                                                                                             4,059
                                                                                                        ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     33,720   Republic Services, Inc.                                                                   $    2,190
                                                                                                        ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     12,360   ManpowerGroup, Inc.                                                                            1,593
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
      3,740   3M Co.                                                                                           909
      3,730   Roper Technologies, Inc.                                                                         997
                                                                                                        ----------
                                                                                                             1,906
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.3%)
      7,220   Barnes Group, Inc.                                                                               478
      4,880   Crane Co.                                                                                        417
     12,870   Illinois Tool Works, Inc.                                                                      2,178
     15,300   Ingersoll-Rand plc                                                                             1,341
      2,610   Nordson Corp.                                                                                    335
      7,900   Snap-On, Inc.                                                                                  1,338
      8,110   Stanley Black & Decker, Inc.                                                                   1,376
                                                                                                        ----------
                                                                                                             7,463
                                                                                                        ----------
              OFFICE SERVICES & SUPPLIES (0.0%)
     10,090   Herman Miller, Inc.                                                                              361
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.0%)
     16,030   Navigant Consulting, Inc.*                                                                       308
                                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      5,000   GATX Corp.                                                                                       316
     10,800   United Rentals, Inc.*                                                                          1,722
      7,650   W.W. Grainger, Inc.                                                                            1,693
                                                                                                        ----------
                                                                                                             3,731
                                                                                                        ----------
              TRUCKING (0.0%)
      4,040   Old Dominion Freight Line, Inc.                                                                  522
                                                                                                        ----------
              Total Industrials                                                                             42,466
                                                                                                        ----------
              INFORMATION TECHNOLOGY (3.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
     46,120   Cadence Design Systems, Inc.*                                                                  2,025
     26,610   Citrix Systems, Inc.*                                                                          2,332
      9,600   Intuit, Inc.                                                                                   1,509
                                                                                                        ----------
                                                                                                             5,866
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (0.4%)
      5,060   Arista Networks, Inc.*                                                                         1,179
     75,307   Cisco Systems, Inc.                                                                            2,809

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      8,760   F5 Networks, Inc.*                                                                        $    1,176
      8,990   Harris Corp.                                                                                   1,299
      3,340   InterDigital, Inc.                                                                               254
     68,590   Juniper Networks, Inc.                                                                         1,904
      5,650   Plantronics, Inc.                                                                                296
                                                                                                        ----------
                                                                                                             8,917
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     11,040   Alliance Data Systems Corp.                                                                    2,642
     25,690   Automatic Data Processing, Inc.                                                                2,940
     17,140   Convergys Corp.                                                                                  423
      8,620   CSG Systems International, Inc.                                                                  396
     18,090   Fiserv, Inc.*                                                                                  2,378
     24,340   MasterCard, Inc. "A"                                                                           3,662
      5,060   MAXIMUS, Inc.                                                                                    350
     20,120   PayPal Holdings, Inc.*                                                                         1,524
     91,730   Sabre Corp.                                                                                    1,826
     14,540   Vantiv, Inc. "A"*                                                                              1,090
     17,290   Visa, Inc. "A"(a)                                                                              1,947
                                                                                                        ----------
                                                                                                            19,178
                                                                                                        ----------
              ELECTRONIC COMPONENTS (0.1%)
     26,970   Amphenol Corp. "A"                                                                             2,443
                                                                                                        ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      9,060   Keysight Technologies, Inc.*                                                                     394
                                                                                                        ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
     12,200   Benchmark Electronics, Inc.*                                                                     372
     11,870   Jabill, Inc.                                                                                     343
      6,630   Sanmina Corp.*                                                                                   225
                                                                                                        ----------
                                                                                                               940
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
     21,530   Activision Blizzard, Inc.                                                                      1,343
     11,160   Electronic Arts, Inc.*                                                                         1,187
                                                                                                        ----------
                                                                                                             2,530
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (0.4%)
     33,480   Akamai Technologies, Inc.*                                                                     1,868
     47,430   eBay, Inc.*                                                                                    1,645
     15,980   Facebook, Inc. "A"*                                                                            2,831
     28,290   VeriSign, Inc.*(a)                                                                             3,256
                                                                                                        ----------
                                                                                                             9,600
                                                                                                        ----------

================================================================================

14  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.5%)
     25,500   Accenture plc "A"                                                                         $    3,774
      2,520   CACI International, Inc. "A"*                                                                    333
     41,050   Cognizant Technology Solutions Corp. "A"                                                       2,967
     13,180   DXC Technology Co.                                                                             1,267
     23,180   Hackett Group, Inc.                                                                              379
     24,280   International Business Machines Corp.                                                          3,738
      3,870   Science Applications International Corp.                                                         287
     14,520   Teradata Corp.*                                                                                  552
                                                                                                        ----------
                                                                                                            13,297
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
      6,380   Advanced Energy Industries, Inc.*                                                                478
     22,560   Applied Materials, Inc.                                                                        1,191
      5,490   Cabot Microelectronics Corp.                                                                     529
      8,970   KLA-Tencor Corp.                                                                                 917
     10,560   Lam Research Corp.                                                                             2,031
     12,520   Teradyne, Inc.                                                                                   507
      9,020   Xperi Corp.                                                                                      174
                                                                                                        ----------
                                                                                                             5,827
                                                                                                        ----------
              SEMICONDUCTORS (0.4%)
      5,630   Cirrus Logic, Inc.*                                                                              311
     44,640   Intel Corp.                                                                                    2,002
     13,300   Microchip Technology, Inc.                                                                     1,157
     54,390   Micron Technology, Inc.*                                                                       2,305
      4,370   NVIDIA Corp.                                                                                     877
     21,520   QUALCOMM, Inc.                                                                                 1,428
     11,050   Texas Instruments, Inc.                                                                        1,075
                                                                                                        ----------
                                                                                                             9,155
                                                                                                        ----------
              SYSTEMS SOFTWARE (0.2%)
     55,890   CA, Inc.                                                                                       1,848
      8,370   Microsoft Corp.                                                                                  705
     49,780   Oracle Corp.                                                                                   2,442
                                                                                                        ----------
                                                                                                             4,995
                                                                                                        ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      5,190   Arrow Electronics, Inc.*                                                                         419
      9,670   Avnet, Inc.                                                                                      400
     18,490   CDW Corp.                                                                                      1,295
      4,720   ePlus, Inc.*                                                                                     383
      5,730   Insight Enterprises, Inc.*                                                                       223
      3,100   Tech Data Corp.*                                                                                 300
                                                                                                        ----------
                                                                                                             3,020
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
    133,200   Hewlett Packard Enterprise Co.                                                            $    1,858
     28,210   Seagate Technology plc                                                                         1,088
     20,260   Western Digital Corp.                                                                          1,598
     60,640   Xerox Corp.                                                                                    1,798
                                                                                                        ----------
                                                                                                             6,342
                                                                                                        ----------
              Total Information Technology                                                                  92,504
                                                                                                        ----------
              MATERIALS (0.5%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     14,620   LyondellBasell Industries N.V. "A"                                                             1,531
      6,450   Trinseo S.A.                                                                                     476
                                                                                                        ----------
                                                                                                             2,007
                                                                                                        ----------
              DIVERSIFIED CHEMICALS (0.0%)
     12,347   DowDuPont, Inc.                                                                                  889
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.0%)
     78,530   Freeport-McMoRan, Inc.*                                                                        1,093
                                                                                                        ----------
              METAL & GLASS CONTAINERS (0.1%)
     26,650   Crown Holdings, Inc.*                                                                          1,592
                                                                                                        ----------
              PAPER PACKAGING (0.1%)
     10,940   Avery Dennison Corp.                                                                           1,248
      9,900   Sonoco Products Co.                                                                              530
                                                                                                        ----------
                                                                                                             1,778
                                                                                                        ----------
              PAPER PRODUCTS (0.0%)
      5,820   Neenah Paper, Inc.                                                                               520
      8,420   Schweitzer-Mauduit International, Inc.                                                           381
                                                                                                        ----------
                                                                                                               901
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.2%)
     12,100   Celanese Corp. "A"                                                                             1,298
      4,780   Innospec, Inc.                                                                                   341
      8,000   Kraton Corp.*                                                                                    376
      3,220   Minerals Technologies, Inc.                                                                      233
      9,980   Rayonier Advanced Materials, Inc.                                                                188
      3,130   Sherwin-Williams Co.                                                                           1,250
      3,880   Stepan Co.                                                                                       323
                                                                                                        ----------
                                                                                                             4,009
                                                                                                        ----------
              STEEL (0.0%)
     34,180   SunCoke Energy, Inc.*                                                                            389
      5,190   Worthington Industries, Inc.                                                                     216
                                                                                                        ----------
                                                                                                               605
                                                                                                        ----------
              Total Materials                                                                               12,874
                                                                                                        ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
     71,284   CenturyLink, Inc.                                                                         $    1,040
     34,260   Zayo Group Holdings, Inc.*                                                                     1,210
                                                                                                        ----------
                                                                                                             2,250
                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     63,710   AT&T, Inc.                                                                                     2,318
     33,270   Verizon Communications, Inc.                                                                   1,693
                                                                                                        ----------
                                                                                                             4,011
                                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     34,580   T-Mobile US, Inc.*                                                                             2,112
                                                                                                        ----------
              Total Telecommunication Services                                                               8,373
                                                                                                        ----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
     16,690   Hawaiian Electric Industries, Inc.                                                               640
     38,200   Spark Energy, Inc. "A"(a)                                                                        478
                                                                                                        ----------
                                                                                                             1,118
                                                                                                        ----------
              GAS UTILITIES (0.1%)
     29,104   UGI Corp.                                                                                      1,426
                                                                                                        ----------
              MULTI-UTILITIES (0.4%)
     90,380   Ameren Corp.                                                                                   5,781
    108,210   CenterPoint Energy, Inc.                                                                       3,247
                                                                                                        ----------
                                                                                                             9,028
                                                                                                        ----------
              Total Utilities                                                                               11,572
                                                                                                        ----------
              Total Common Stocks (cost: $349,763)                                                         386,505
                                                                                                        ----------

              PREFERRED STOCKS (0.9%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     40,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b),(c)                 4,152
                                                                                                        ----------
              ENERGY (0.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      8,600   Chesapeake Energy Corp., 5.75%, perpetual(b),(c)                                               4,972
                                                                                                        ----------
              FINANCIALS (0.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.3%)
    381,253   Delphi Financial Group, Inc., 4.61%, cumulative redeemable,
                3 mo. USD LIBOR + 3.19%(h)                                                                   7,763
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 5.12%, non-cumulative,
                3 mo. USD LIBOR + 3.56%*(d),(e),(h),(r)                                                 $      750
                                                                                                        ----------
              Total Financials                                                                               8,513
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
    200,000   Qwest Corp., 6.50%(b)                                                                          4,693
                                                                                                        ----------
              Total Preferred Stocks (cost: $27,034)                                                        22,330
                                                                                                        ----------
              EXCHANGE-TRADED FUNDS (7.3%)
    236,600   Consumer Discretionary Select Sector SPDR Fund                                                22,868
    385,800   Consumer Staples Select Sector SPDR Fund                                                      21,624
    262,200   Health Care Select Sector SPDR Fund                                                           21,886
    311,800   Industrial Select Sector SPDR Fund                                                            23,232
     17,200   SPDR S&P 500 ETF Trust                                                                         4,558
    223,440   Vanguard S&P 500 ETF                                                                          54,374
    132,100   Vanguard Small-Cap Value ETF                                                                  17,565
    114,110   Vanguard Total Stock Market ETF                                                               15,558
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $160,213)                                                 181,665
                                                                                                        ----------
              Total U.S. Equity Securities (cost: $537,010)                                                590,500
                                                                                                        ----------
              INTERNATIONAL EQUITY SECURITIES (26.4%)

              COMMON STOCKS (0.1%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
     14,980   Delphi Automotive plc                                                                          1,568
                                                                                                        ----------
              ENERGY (0.0%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
     38,910   TechnipFMC plc                                                                                 1,114
                                                                                                        ----------
              Total Common Stocks (cost: $2,591)                                                             2,682
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (26.3%)
  1,337,975   iShares Core MSCI EAFE ETF                                                                    88,079
  1,326,386   iShares Core MSCI Emerging Markets ETF                                                        74,079
    390,800   iShares Edge MSCI Min Volatility Emerging Markets ETF                                         23,135
    468,200   iShares Edge MSCI Min Volatility EAFE ETF                                                     34,066
    350,100   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                     15,754
  1,116,600   PowerShares FTSE RAFI Emerging Markets Portfolio                                              23,940
  1,379,900   Schwab Fundamental Emerging Markets Large Co. Index ETF                                       40,321
  2,478,900   Schwab Fundamental International Large Co. Index ETF                                          75,755

================================================================================

18  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    509,600   Schwab Fundamental International Small Co. Index ETF                                      $   18,244
    107,983   SPDR S&P Emerging Markets Small Cap ETF                                                        5,519
    214,970   Vanguard FTSE All-World ex-US ETF                                                             11,626
  3,267,000   Vanguard FTSE Developed Markets ETF                                                          145,578
    544,380   Vanguard FTSE Emerging Markets ETF                                                            24,214
    564,450   Vanguard FTSE Europe ETF                                                                      33,060
    182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                                             9,014
    693,900   WisdomTree India Earnings Fund                                                                18,555
    304,200   WisdomTree Japan Hedged Equity Fund                                                           17,829
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $547,365)                                                 658,768
                                                                                                        ----------
              Total International Equity Securities (cost: $549,956)                                       661,450
                                                                                                        ----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.6%)

              GOLD (0.4%)

              AFRICAN GOLD COMPANIES (0.1%)
     30,000   AngloGold Ashanti Ltd. ADR                                                                       314
     25,000   Endeavour Mining Corp.*                                                                          452
     74,000   Gold Fields Ltd. ADR                                                                             313
                                                                                                        ----------
                                                                                                             1,079
                                                                                                        ----------
              AUSTRALIAN GOLD COMPANIES (0.0%)
     25,000   Newcrest Mining Ltd.                                                                             441
                                                                                                        ----------
              EUROPEAN GOLD COMPANIES (0.0%)
      6,700   Randgold Resources Ltd. ADR                                                                      615
                                                                                                        ----------
              NORTH AMERICAN GOLD COMPANIES (0.3%)
     12,200   Agnico-Eagle Mines Ltd.                                                                          533
     80,395   Alamos Gold, Inc. "A"                                                                            510
     35,351   AuRico Metals, Inc.*                                                                              49
    180,000   B2Gold Corp.*                                                                                    459
     23,000   Barrick Gold Corp.                                                                               317
     88,000   Centerra Gold, Inc.*                                                                             498
    227,400   Dundee Precious Metals, Inc.*                                                                    522
    151,000   Eldorado Gold Corp.                                                                              171
     36,000   Goldcorp, Inc.                                                                                   455
    196,721   Hycroft Mining Corp.*(d),(e),(r)                                                                  59
    125,000   IAMGOLD Corp.*                                                                                   679
    120,000   Kinross Gold Corp.*                                                                              499
     55,000   Kirkland Lake Gold Ltd.                                                                          792
    110,000   New Gold, Inc.*                                                                                  341
     20,000   Newmont Mining Corp.                                                                             740
      8,800   Royal Gold, Inc.                                                                                 728
     77,884   SEMAFO, Inc.*                                                                                    193

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     45,000   Tahoe Resources, Inc.                                                                     $      199
    113,000   Yamana Gold, Inc.                                                                                287
                                                                                                        ----------
                                                                                                             8,031
                                                                                                        ----------
              SOUTH AMERICAN GOLD COMPANIES (0.0%)
     44,000   Compania de Minas Buenaventura S.A.ADR                                                           615
                                                                                                        ----------
              Total Gold (cost: $17,800)                                                                    10,781
                                                                                                        ----------
              SILVER (0.0%)
     27,500   MAG Silver Corp.*                                                                                291
     25,000   Pan American Silver Corp.                                                                        379
     25,000   Wheaton Precious Metals Corp.                                                                    522
                                                                                                        ----------
              Total Silver (cost: $1,112)                                                                    1,192
                                                                                                        ----------
              EXCHANGE-TRADED FUNDS (1.2%)
     74,000   First Trust Global Tactical Commodity Strategy Fund*                                           1,518
    256,100   PowerShares DB Commodity Index Tracking Fund*                                                  4,138
    492,000   United States Commodity Index Fund*                                                           20,167
     27,000   VanEck Vectors Gold Miners ETF                                                                   607
    101,000   VanEck Vectors Junior Gold Miners ETF                                                          3,197
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $32,755)                                                   29,627
                                                                                                        ----------
              Total Precious Metals and Commodity-Related Securities (cost: $51,667)                        41,600
                                                                                                        ----------

              GLOBAL REAL ESTATE EQUITY SECURITIES (1.1%)

              COMMON STOCKS (0.4%)

              REAL ESTATE SERVICES (0.1%)
     46,920   CBRE Group, Inc. "A"*                                                                          2,034
     20,360   HFF, Inc. "A"                                                                                    919
                                                                                                        ----------
                                                                                                             2,953
                                                                                                        ----------
              REITs - HEALTH CARE (0.0%)
     23,630   Sabra Health Care REIT, Inc.                                                                     455
                                                                                                        ----------
              REITs - HOTEL & RESORT (0.0%)
     29,000   RLJ Lodging Trust                                                                                629
                                                                                                        ----------
              REITs - RETAIL (0.1%)
    114,990   Brixmor Property Group, Inc.                                                                   2,078
                                                                                                        ----------
              REITs - SPECIALIZED (0.2%)
     17,980   American Tower Corp.                                                                           2,588
      9,420   SBA Communications Corp.*                                                                      1,599
                                                                                                        ----------
                                                                                                             4,187
                                                                                                        ----------
                Total Common Stocks (cost: $9,776)                                                          10,302
                                                                                                        ----------

================================================================================

20  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
     60,000   Arbor Realty Trust, Inc., 7.38%*(b) (cost: $1,500)                                        $    1,534
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (0.6%)
    182,920   Vanguard REIT ETF (cost: $14,776)                                                             15,436
                                                                                                        ----------
              Total Global Real Estate Equity Securities (cost: $26,052)                                    27,272
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON
(000)                                                                      RATE        MATURITY
------------------------------------------------------------------------------------------------------------------
              BONDS (42.6%)

              CORPORATE OBLIGATIONS (4.2%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              DEPARTMENT STORES (0.1%)
$     2,481   Neiman Marcus Group Ltd., LLC, LIBOR + 3.25%(f)             4.49%        10/25/2020            2,034
                                                                                                        ----------
              SPECIALTY STORES (0.3%)
      4,778   Academy Ltd., LIBOR + 4%(f)                                 5.31          7/01/2022            3,860
      3,000   Guitar Center, Inc.(b),(c)                                  6.50          4/15/2019            2,831
                                                                                                        ----------
                                                                                                             6,691
                                                                                                        ----------
              Total Consumer Discretionary                                                                   8,725
                                                                                                        ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              FOOD RETAIL (0.1%)
      2,100   BI-LO, LLC & BI-LO Finance Corp.(b),(c)                     9.25          2/15/2019            2,021
                                                                                                        ----------
              ENERGY (0.4%)
              -------------
              OIL & GAS DRILLING (0.0%)
      3,683   Schahin II Finance Co. SPV Ltd.(c),(g)                      5.88          9/25/2023              553
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      1,300   Enbridge Energy Partners, LP(b)                             7.38         10/15/2045            1,703
      3,030   Energy Transfer Partners, LP, 3 mo.
                USD LIBOR + 3.0175%(b)                                    4.39(h)      11/01/2066            2,725
      2,352   Southern Union Co., 3 mo.
                USD LIBOR + 3.0175%(b)                                    4.39(h)      11/01/2066            2,024
      2,300   Tallgrass Energy GP, LP(b),(c)                              5.50          9/15/2024            2,398
                                                                                                        ----------
                                                                                                             8,850
                                                                                                        ----------
              Total Energy                                                                                   9,403
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              FINANCIALS (3.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
$     2,600   Ares Capital Corp.(b)                                       3.63%         1/19/2022       $    2,618
      9,200   Prospect Capital Corp.(b)                                   5.00          7/15/2019            9,433
                                                                                                        ----------
                                                                                                            12,051
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.3%)
      4,800   Prudential Financial, Inc.,
                3 mo. USD LIBOR + 3.92%                                   5.63(h)       6/15/2043            5,208
      3,000   StanCorp Financial Group, Inc.,
                3 mo. USD LIBOR + 2.51%(b)                                3.83(h)       6/01/2067            3,000
                                                                                                        ----------
                                                                                                             8,208
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.4%)
     10,510   Nationwide Mutual Insurance Co.,
                3 mo. USD LIBOR + 2.29%(b),(c)                            3.61(h)      12/15/2024           10,511
                                                                                                        ----------
              MULTI-SECTOR HOLDINGS (0.3%)
      5,325   BNSF Funding Trust I,
                3 mo. USD LIBOR + 2.35%(b)                                6.61(h)      12/15/2055            6,111
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
      5,200   Allstate Corp., 3 mo. USD LIBOR + 2.938%                    5.75(h)       8/15/2053            5,681
      5,479   AmTrust Financial Services, Inc.(a)                         6.13          8/15/2023            5,349
      4,521   AmTrust Financial Services, Inc.(b)                         2.75         12/15/2044            3,275
      4,050   HSB Group, Inc., 3 mo. USD LIBOR + 0.91%(b)                 2.27(h)       7/15/2027            3,613
                                                                                                        ----------
                                                                                                            17,918
                                                                                                        ----------
              REGIONAL BANKS (0.8%)
      1,000   Allfirst Preferred Capital Trust,
                3 mo. USD LIBOR + 1.5%(b)                                 2.86(h)       7/15/2029              956
      2,200   Compass Bank(b)                                             3.88          4/10/2025            2,204
      8,000   Cullen/Frost Capital Trust II,
                3 mo. USD LIBOR + 1.55%(b)                                2.87(h)       3/01/2034            7,142
      4,000   First Maryland Capital Trust I,
                3 mo. USD LIBOR + 1%(b)                                   2.36(h)       1/15/2027            3,775
      2,000   Huntington Capital Trust II "B",
                3 mo. USD LIBOR + 0.625%(b)                               1.95(h)       6/15/2028            1,793
      5,039   Manufacturers & Traders Trust Co.,
                3 mo. USD LIBOR + 0.64%(b)                                1.96(h)      12/01/2021            5,013
                                                                                                        ----------
                                                                                                            20,883
                                                                                                        ----------
               Total Financials                                                                             75,682
                                                                                                        ----------

================================================================================

22  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.1%)
              ------------------

              HEALTH CARE FACILITIES (0.1%)
$     5,000   Community Health Systems, Inc.(b)                           6.88%         2/01/2022       $    3,037
                                                                                                        ----------
              INDUSTRIALS (0.0%)
              ------------------
              AIRLINES (0.0%)
        402   America West Airlines, Inc.
                Pass-Through Trust (INS)(b)                               7.93          7/02/2020              413
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        800   Artesyn Embedded Technologies, Inc.(b),(c)                  9.75         10/15/2020              788
                                                                                                        ----------
              Total Industrials                                                                              1,201
                                                                                                        ----------
              REAL ESTATE (0.1%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.0%)
        950   Crescent Communities, LLC /
                Crescent Ventures, Inc.(b),(c)                            8.88         10/15/2021            1,014
                                                                                                        ----------
              REITs - HEALTH CARE (0.1%)
      1,000   Sabra Health Care, LP(b)                                    5.13          8/15/2026            1,018
                                                                                                        ----------
              Total Real Estate                                                                              2,032
                                                                                                        ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
        500   NextEra Energy Capital Holdings, Inc.,
                3 mo. USD LIBOR + 3.348%(b)                               4.66(h)       9/01/2067              500
                                                                                                        ----------
              MULTI-UTILITIES (0.1%)
      2,300   WEC Energy Group, Inc.,
                3 mo. USD LIBOR + 2.1125%(b)                              3.53(h)       5/15/2067            2,221
                                                                                                        ----------
              Total Utilities                                                                                2,721
                                                                                                        ----------
              Total Corporate Obligations (cost: $100,750)                                                 104,822
                                                                                                        ----------

              CONVERTIBLE SECURITIES (0.2%)

              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
        906   Hycroft Mining Corp.(d),(e),(i),(r)                          15.00(s)    10/22/2020            1,259
      3,750   Pretium Resources, Inc.(c)                                    2.25        3/15/2022            3,846
                                                                                                        ----------
                                                                                                             5,105
                                                                                                        ----------
              Total Materials                                                                                5,105
                                                                                                        ----------
              Total Convertible Securities (cost: $4,511)                                                    5,105
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
$     2,850   Petroleos Mexicanos Co.(b),(c)                              5.38%         3/13/2022       $    3,054
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      1,400   TransCanada Trust, 3 mo. USD LIBOR + 3.528%(b)              5.63(h)       5/20/2075            1,484
                                                                                                        ----------
              Total Energy                                                                                   4,538
                                                                                                        ----------
              FINANCIALS (0.2%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.2%)
      5,650   QBE Capital Funding III Ltd., USD Swap
              Semi-Annual 30/360 10 YR + 4.05%(b),(c)                     7.25(h)       5/24/2041            6,293
                                                                                                        ----------
              MATERIALS (0.1%)
              ----------------
              GOLD (0.1%)
      3,000   Newcrest Finance Property Ltd.(b),(c)                       4.45         11/15/2021            3,159
                                                                                                        ----------
              Total Eurodollar and Yankee Obligations (cost: $12,696)                                       13,990
                                                                                                        ----------

              ASSET-BACKED SECURITIES (0.7%)

              FINANCIALS (0.7%)
              -----------------
              ASSET-BACKED FINANCING (0.7%)
      2,700   Avis Budget Rental Car Funding AESOP, LLC(c)                2.96          7/20/2020            2,706
      1,700   Avis Budget Rental Car Funding AESOP, LLC(c)                3.75          7/20/2020            1,703
        780   Napier Park Rail Lease, LLC                                 3.37         10/21/2047              780
      1,600   Navient Student Loan Trust,
                1 mo. USD LIBOR + 1.5%                                    2.83(h)       8/25/2050            1,596
      2,385   SCF Equipment Trust, LLC(c)                                 3.41         12/20/2023            2,384
      3,000   SLC Student Loan Trust, 3 mo. USD LIBOR + 0.45%             1.81(h)       7/15/2036            2,860
      2,305   SLM Student Loan Trust, 3 mo. USD LIBOR + 0.22%             1.59(h)       1/25/2041            2,144
        892   SLM Student Loan Trust, 3 mo. USD LIBOR + 0.55%             1.92(h)      10/25/2065              854
      2,374   Synchrony Credit Card Master Note Trust                     2.95          5/15/2024            2,381
                                                                                                        ----------
                                                                                                            17,408
                                                                                                        ----------
              Total Financials                                                                              17,408
                                                                                                        ----------
              Total Asset-Backed Securities (cost: $16,445)                                                 17,408
                                                                                                        ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
        739   Sequoia Mortgage Trust, 1 mo. USD LIBOR + 0.9%              2.18(h)       9/20/2033              719
        709   Wells Fargo Mortgage Backed Securities Trust                3.30(q)       4/25/2035              670
                                                                                                        ----------
              Total Financials                                                                               1,389
                                                                                                        ----------
              Total Collateralized Mortgage Obligations (cost: $1,420)                                       1,389
                                                                                                        ----------

================================================================================

24  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (1.6%)

              FINANCIALS (1.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
$       113   Banc of America Commercial Mortgage, Inc.(c)                5.60%(q)     12/10/2042       $      109
      5,167   Banc of America Commercial Mortgage, Inc.                   5.76          7/10/2044            3,712
      3,500   Banc of America Commercial Mortgage, Inc.                   6.47(q)       2/10/2051            3,509
      2,672   Bear Stearns Commercial Mortgage Securities, Inc.(c)        5.66(q)       9/11/2041            2,695
      1,000   Citigroup Commercial Mortgage Trust                         6.42(q)      12/10/2049              645
        573   Commercial Mortgage Trust                                   5.38         12/10/2046              577
     10,567   Credit Suisse Commercial Mortgage
                Pass-Through Trust, 1 mo. USD LIBOR + 0.19%               1.46(h)       2/15/2040            9,949
      6,900   FREMF Mortgage Trust(c)                                     3.68(q)       8/25/2045            7,002
      2,030   GE Capital Commercial Mortgage Corp.                        5.61(q)      12/10/2049            2,057
        333   GMAC Commercial Mortgage Securities, Inc.                   4.97         12/10/2041              335
      1,000   GMAC Commercial Mortgage Securities, Inc.                   4.98(q)      12/10/2041            1,013
      2,472   J.P. Morgan Chase Commercial
                Mortgage Securities Corp.                                 5.37          5/15/2047            2,489
      1,174   ML-CFC Commercial Mortgage Trust                            5.98(q)       8/12/2049            1,181
        256   Morgan Stanley Capital I Trust                              5.57(q)       3/12/2044              255
                                                                                                        ----------
                                                                                                            35,528
                                                                                                        ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
     25,748   CSAIL Commercial Mortgage Trust(d)                          1.97(q)       1/15/2049            2,722
     21,173   UBS Commercial Mortgage Trust(c),(d)                        2.08(q)       5/10/2045            1,557
                                                                                                        ----------
                                                                                                             4,279
                                                                                                        ----------
              Total Financials                                                                              39,807
                                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $40,860)                                          39,807
                                                                                                        ----------

              U.S. GOVERNMENT AGENCY ISSUES (8.5%)(j)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
      3,750   Fannie Mae(+)                                               2.15          1/25/2023            3,697
      8,000   Freddie Mac(+)                                              3.51          4/25/2030            8,291
      8,400   Freddie Mac(+)                                              3.33          5/25/2025            8,757
     14,000   Freddie Mac(+)                                              3.00         12/25/2025           14,234
                                                                                                        ----------
                                                                                                            34,979
                                                                                                        ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (7.1%)
      6,899   Fannie Mae(+)(b)                                            4.00         11/01/2045            7,215
     13,357   Freddie Mac(+)(b)                                           3.00          4/01/2046           13,350
     32,169   Freddie Mac(+)(b)                                           3.00          6/01/2046           32,151
      4,549   Freddie Mac(+)(b)                                           3.00          8/01/2046            4,546
     13,371   Freddie Mac(+)(b)                                           3.00          1/01/2047           13,362
     38,098   Freddie Mac(+)(b)                                           3.00          3/01/2047           38,054

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     8,919   Freddie Mac(+)(b)                                           3.00%         4/01/2047       $    8,911
     27,092   Freddie Mac(+)(b)                                           3.00          4/01/2047           27,065
     14,705   Freddie Mac(+)(b)                                           3.00          6/01/2047           14,693
     18,612   Freddie Mac(+)(b)                                           3.50          4/01/2046           19,099
          7   Government National Mortgage Assn. I(b)                     6.50          4/15/2024                8
                                                                                                        ----------
                                                                                                           178,454
                                                                                                        ----------
              Total U.S. Government Agency Issues (cost: $214,372)                                         213,433
                                                                                                        ----------

              U.S. TREASURY SECURITIES (12.6%)

              BONDS (6.3%)(o)
     72,700   3.13%, 8/15/2044                                                                              76,916
     11,520   3.18%, 8/15/2044 (STRIPS Principal)(k)                                                         5,367
     13,000   3.00%, 11/15/2044                                                                             13,440
     55,500   3.00%, 5/15/2045                                                                              57,348
      5,000   3.00%, 5/15/2047                                                                               5,166
                                                                                                        ----------
                                                                                                           158,237
                                                                                                        ----------
              INFLATION-INDEXED NOTES (1.0%)
     24,989   0.13%, 4/15/2021(b)                                                                           24,831
                                                                                                        ----------
              NOTES (5.3%)(o)
     58,000   1.13%, 2/28/2021(p)                                                                           56,475
     19,000   1.63%, 4/30/2023                                                                              18,453
      1,000   2.38%, 8/15/2024                                                                               1,004
      5,000   2.25%, 11/15/2025                                                                              4,958
     48,000   1.63%, 2/15/2026                                                                              45,305
      6,500   2.38%, 5/15/2027                                                                               6,473
                                                                                                        ----------
                                                                                                           132,668
                                                                                                        ----------
              Total U.S. Treasury Securities (cost: $311,657)                                              315,736
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (14.2%)
    134,100   iShares 1-3 Year Credit Bond ETF                                                              14,055
    174,650   iShares Core U.S. Aggregate Bond ETF                                                          19,051
    277,500   PowerShares Fundamental High Yield Corporate Bond Portfolio                                    5,267
    860,900   Vanguard Mortgage-Backed Securities ETF                                                       45,232
    739,700   Vanguard Short-Term Bond ETF                                                                  58,702
  1,924,700   Vanguard Short-Term Corporate Bond ETF                                                       153,264
    750,200   Vanguard Total Bond Market ETF                                                                61,149
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $358,149)                                                 356,720
                                                                                                        ----------
              Total Bonds (cost: $1,060,860)                                                             1,068,410
                                                                                                        ----------

================================================================================

26  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.1%)

              COMMERCIAL PAPER (3.8%)

              CONSUMER DISCRETIONARY (0.6%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
$     4,879   Hyundai Capital America(b),(c),(l)                          1.48%         1/09/2018       $    4,871
                                                                                                        ----------
              AUTOMOTIVE RETAIL (0.2%)
      5,677   Autozone Inc.(b),(c),(l)                                    1.43          1/04/2018            5,669
                                                                                                        ----------
              HOME FURNISHINGS (0.2%)
      3,495   Leggett & Platt, Inc.(b),(c),(l)                            1.36         12/06/2017            3,495
                                                                                                        ----------
              Total Consumer Discretionary                                                                  14,035
                                                                                                        ----------
              CONSUMER STAPLES (0.8%)
              -----------------------
              BREWERS (0.2%)
      5,100   Molson Coors Brewing Co.(b),(c),(l)                         1.50         12/08/2017            5,098
                                                                                                        ----------
              DISTILLERS & VINTNERS (0.1%)
      1,446   Constellation Brands, Inc.(b),(c),(l)                       1.50         12/07/2017            1,446
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.5%)
      7,000   Campbell Soup Co.(b),(c),(l)                                1.27         12/04/2017            6,999
      6,000   Tyson Foods, Inc.(b),(c),(l)                                1.31         12/06/2017            5,999
                                                                                                        ----------
                                                                                                            12,998
                                                                                                        ----------
              Total Consumer Staples                                                                        19,542
                                                                                                        ----------
              ENERGY (1.3%)
              -------------
              OIL & GAS DRILLING (0.3%)
      7,200   Nabors Industries, Inc.(b),(c),(l)                          2.00          1/08/2018            7,181
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,398   EOG Resources, Inc.(b),(c),(l)                              1.40         12/20/2017            3,396
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.9%)
      5,000   Enbridge Energy Partners(b),(c),(l)                         2.01         12/14/2017            4,996
      4,070   Energy Transfer Partners(b),(c),(l)                         1.75         12/05/2017            4,069
      1,161   Spectra Energy Partners(b),(c),(l)                          1.47         12/11/2017            1,161
      7,100   Spectra Energy Partners(b),(c),(l)                          1.47         12/18/2017            7,095
      4,464   Spectra Energy Partners, LP(b),(c),(l)                      1.40         12/04/2017            4,464
                                                                                                        ----------
                                                                                                            21,785
                                                                                                        ----------
              Total Energy                                                                                  32,362
                                                                                                        ----------
              MATERIALS (0.6%)
              ----------------
              DIVERSIFIED CHEMICALS (0.4%)
      2,042   Ei Du Pont De Nemours(b),(c),(l)                            1.37         12/05/2017            2,042
      2,177   Ei Du Pont De Nemours(b),(c),(l)                            1.34         12/08/2017            2,176

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
$     3,760   Ei Du Pont De Nemours(b),(c),(l)                            1.35%        12/12/2017       $    3,758
      3,240   Ei Du Pont De Nemours(b),(c),(l)                            1.38         12/19/2017            3,238
                                                                                                        ----------
                                                                                                            11,214
                                                                                                        ----------
              PAPER PACKAGING (0.2%)
      5,000   Westrock Co.(b),(c),(l)                                     1.35         12/07/2017            4,999
                                                                                                        ----------
              Total Materials                                                                               16,213
                                                                                                        ----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
      5,847   Florida Power & Light Co.(b)                                1.37         12/29/2017            5,841
                                                                                                        ----------
              GAS UTILITIES (0.3%)
      7,100   Southern Co. Gas Capital(b),(c),(l)                         1.37         12/12/2017            7,097
                                                                                                        ----------
              Total Utilities                                                                               12,938
                                                                                                        ----------
              Total Commercial Paper (cost: $95,090)                                                        95,090
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
  8,026,615   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.02%(b),(m) (cost: $8,026)                                                   8,026
                                                                                                        ----------
              Total Money Market Instruments (cost: $103,116)                                              103,116
                                                                                                        ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH
              CASH COLLATERAL FROM SECURITIES LOANED (0.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
     65,220   Federated Government Obligations Fund Institutional Class, 0.94%(m)                               65
  3,411,243   Goldman Sachs Financial Square Government Fund Institutional Class, 0.96%(m)                   3,411
  2,014,618   Invesco Government & Agency Portfolio Institutional Class, 0.98%(m)                            2,015
    106,321   Morgan Stanley Institutional Liquidity Funds Government
                Portfolio Institutional Class, 0.97%(m)                                                        107
    211,117   Western Asset Institutional Government Reserves Institutional Class, 1.00%(m)                    211
                                                                                                        ----------
              Total Short-Term Investments Purchased with Cash
                Collateral from Securities Loaned (cost: $5,809)                                             5,809
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $2,334,470)                                                      $2,498,157
                                                                                                        ==========

================================================================================

28  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                NOTIONAL            CONTRACT         APPRECIATION/
NUMBER OF                                   EXPIRATION           AMOUNT              VALUE          (DEPRECIATION)
CONTRACTS     SECURITY                         DATE               (000)              (000)                   (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES(n)

              LONG FUTURES

              EQUITY CONTRACTS
      1,170   E-mini S&P 500                12/15/2017           143,972  USD     $ 154,902                $10,930
      1,853   Euro Stoxx 50                 12/15/2017            64,790  EURO       78,804                  1,688
        363   TOPIX Index                   12/07/2017         5,979,724  JPY        57,960                  4,828
                                                                                  ---------                -------
                                                                                    291,666                 17,446
                                                                                  ---------                -------
              TOTAL LONG FUTURES                                                  $ 291,666                $17,446
                                                                                  ---------                -------

              SHORT FUTURES

              INTEREST RATE CONTRACTS
      (411)   U.S. Treasury Bond             3/20/2018           (63,060) USD     $ (62,356)               $   704
                                                                                  ---------                -------
              EQUITY CONTRACTS
      (241)   E-mini S&P Midcap 400         12/15/2017           (43,086) USD       (45,790)                (2,704)
                                                                                  ---------                -------
              TOTAL SHORT FUTURES                                                 $(108,146)               $(2,000)
                                                                                  ---------                -------

              TOTAL FUTURES                                                       $ 183,520                $15,446
                                                                                  =========                =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                   $  386,505           $      -           $    -       $  386,505
  Preferred Stocks                                         -             21,580              750           22,330
  Exchange-Traded Funds                              181,665                  -                -          181,665
International Equity Securities:
  Common Stocks                                        2,682                  -                -            2,682
  Exchange-Traded Funds                              658,768                  -                -          658,768
Precious Metals and Commodity-
  Related Securities:
  Common Stocks                                       11,914                  -               59           11,973
  Exchange-Traded Funds                               29,627                  -                -           29,627
Global Real Estate Equity Securities:
  Common Stocks                                       10,302                  -                -           10,302
  Preferred Stocks                                         -              1,534                -            1,534
  Exchange-Traded Funds                               15,436                  -                -           15,436
Bonds:
  Corporate Obligations                                    -            104,822                -          104,822
  Convertible Securities                                   -              3,846            1,259            5,105
  Eurodollar and Yankee Obligations                        -             13,990                -           13,990
  Asset-Backed Securities                                  -             17,408                -           17,408
  Collateralized Mortgage Obligations                      -              1,389                -            1,389
  Commercial Mortgage Securities                           -             39,807                -           39,807
  U.S. Government Agency Issues                            -            213,433                -          213,433
  U.S. Treasury Securities                           310,369              5,367                -          315,736
  Exchange-Traded Funds                              356,720                  -                -          356,720
Money Market Instruments:
  Commercial Paper                                         -             95,090                -           95,090
  Government & U.S. Treasury Money
  Market Funds                                         8,026                  -                -            8,026
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                                 5,809                  -                -            5,809
Futures(1)                                            18,150                  -                -           18,150
------------------------------------------------------------------------------------------------------------------
Total                                             $1,995,973           $518,266           $2,068       $2,516,307
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                          LEVEL 1            LEVEL 2          LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                        $  (2,704)           $      -           $    -       $   (2,704)
------------------------------------------------------------------------------------------------------------------
Total                                             $  (2,704)           $      -           $    -       $   (2,704)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

30  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

------------------------------------------------------------------------------------------------------------------
                                          RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                    COMMON         PREFERRED           CONVERTIBLE
($ IN 000s)                                                         STOCKS            STOCKS            SECURITIES
------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                           $ 256              $600                $1,642
Purchases                                                                -                 -                    64
Sales                                                                    -                 -                     -
Transfers into Level 3                                                   -                 -                     -
Transfers out of Level 3                                                 -                 -                     -
Net realized gain (loss) on investments                                  -                 -                     -
Change in net unrealized appreciation/(depreciation) of investments   (197)              150                 (447)
------------------------------------------------------------------------------------------------------------------
Balance as of November 30, 2017                                      $  59              $750                $1,259
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

------------------------------------------------------------------------------------------------------------------
                             QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
------------------------------------------------------------------------------------------------------------------
                                         FAIR VALUE AT                                SIGNIFICANT
                                      NOVEMBER 30, 2017        VALUATION             UNOBSERVABLE           RANGE/
ASSETS                                    ($ IN 000's)        TECHNIQUE(S)             INPUT(S)              VALUE
------------------------------------------------------------------------------------------------------------------
BONDS:

Convertible Securities                      $1,259              Market                  Average             $58.24
                                                             Comparables                 Value
                                                                                          Per
                                                                                      Recoverable
                                                                                         Ounce(a)

                                                                                       Comparable             40%
                                                                                        Discount
                                                                                       Adjustment(b)
------------------------------------------------------------------------------------------------------------------

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.7% of net assets at November 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans

================================================================================

32  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    LIBOR  London Interbank Offered Rate

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    STRIPS Separate trading of registered interest and principal of securities

    USD    U.S. Dollar

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

34  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2017.

    (c) Restricted security that is not registered under the Securities
        Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $6,347,000, which represented 0.3% of the Fund's net assets.

    (e) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,068,000, which represented 0.1% of the Fund's net assets.

    (f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (g) At November 30, 2017, the issuer was in default with respect to interest and/or principal payments.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

    (h) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.

    (i) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a

================================================================================

36  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (m) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (n) The contract value of futures purchased and/or sold as a percentage of net assets is 7.3%.

    (o) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (p) Securities with a value of $1,947,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (q) Stated interest rates may change slightly over time as underlying mortgages pay down.

    (r) Security was fair valued at Level 3.

    (s) All of the coupon is PIK.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $7,529) (cost of $2,334,470)                                     $2,498,157
   Cash denominated in foreign currencies (identified cost of $6,064)                                        6,518
   Receivables:
      Capital shares sold                                                                                      547
      Dividends and interest                                                                                 4,221
      Securities sold                                                                                          835
      Other                                                                                                     17
   Variation margin on futures contracts                                                                    15,468
                                                                                                        ----------
         Total assets                                                                                    2,525,763
                                                                                                        ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                       5,809
      Securities purchased                                                                                     629
      Capital shares redeemed                                                                                  908
      Bank overdraft                                                                                         9,791
   Accrued management fees                                                                                   1,208
   Accrued transfer agent's fees                                                                                95
   Other accrued expenses and payables                                                                         351
                                                                                                        ----------
         Total liabilities                                                                                  18,791
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $2,506,972
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $2,150,386
   Accumulated undistributed net investment income                                                          29,496
   Accumulated net realized gain on investments and futures transactions                                   147,536
   Net unrealized appreciation of investments and futures contracts                                        179,133
   Net unrealized depreciation of foreign capital gains tax                                                    (33)
   Net unrealized appreciation of foreign currency translations                                                454
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $2,506,972
                                                                                                        ==========
   Capital shares outstanding, no par value                                                                 90,766
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share                                      $    27.62
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                                                        $ 18,098
   Interest                                                                                                 13,102
   Securities lending (net)                                                                                    128
                                                                                                          --------
      Total income                                                                                          31,328
                                                                                                          --------
EXPENSES
   Management fees                                                                                           7,233
   Administration and servicing fees                                                                         1,839
   Transfer agent's fees                                                                                     2,351
   Custody and accounting fees                                                                                 189
   Postage                                                                                                     126
   Shareholder reporting fees                                                                                   63
   Trustees' fees                                                                                               17
   Registration fees                                                                                            23
   Professional fees                                                                                           100
   Other                                                                                                        19
                                                                                                          --------
         Total expenses                                                                                     11,960
                                                                                                          --------
NET INVESTMENT INCOME                                                                                       19,368
                                                                                                          --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                                           98,893
      Foreign currency transactions                                                                             49
      Futures transactions                                                                                  12,196
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                            2,188
      Foreign capital gains tax                                                                                (23)
      Foreign currency translations                                                                            358
      Futures contracts                                                                                      6,589
                                                                                                          --------
         Net realized and unrealized gain                                                                  120,250
                                                                                                          --------
   Increase in net assets resulting from operations                                                       $139,618
                                                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

------------------------------------------------------------------------------------------------------------------
                                                                                     11/30/2017          5/31/2017
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                             $   19,368         $   41,137
   Net realized gain on investments                                                      98,893             64,969
   Net realized gain on long-term capital gain distributions
      from other investment companies                                                         -                200
   Net realized gain (loss) on foreign currency transactions                                 49                (19)
   Net realized loss on options                                                               -               (633)
   Net realized gain on futures transactions                                             12,196             16,216
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                         2,188            103,200
      Foreign capital gains tax                                                             (23)               (10)
      Foreign currency translations                                                         358                114
      Futures contracts                                                                   6,589              8,692
                                                                                     -----------------------------
      Increase in net assets resulting from operations                                  139,618            233,866
                                                                                     -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                      -            (46,001)
                                                                                     -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                            100,594            216,662
   Reinvested dividends                                                                       -             45,536
   Cost of shares redeemed                                                             (131,647)          (330,418)
                                                                                     -----------------------------
      Decrease in net assets from capital share transactions                            (31,053)           (68,220)
                                                                                     -----------------------------
   Net increase in net assets                                                           108,565            119,645

NET ASSETS
   Beginning of period                                                                2,398,407          2,278,762
                                                                                     -----------------------------
   End of period                                                                     $2,506,972         $2,398,407
                                                                                     =============================
Accumulated undistributed net investment income:
   End of period                                                                     $   29,496         $   10,128
                                                                                     =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                            3,757              8,677
   Shares issued for dividends reinvested                                                     -              1,875
   Shares redeemed                                                                       (4,918)           (13,252)
                                                                                     -----------------------------
      Decrease in shares outstanding                                                     (1,161)            (2,700)
                                                                                     =============================

See accompanying notes to financial statements.

================================================================================

40  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek capital appreciation with a secondary focus on current income.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for

================================================================================

42  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

44  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an

================================================================================

46  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2017*
    (IN THOUSANDS)

                                    ASSET DERIVATIVES                     LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------------
                             STATEMENT OF                               STATEMENT OF
DERIVATIVES NOT              ASSETS AND                                 ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                                LIABILITIES
HEDGING INSTRUMENTS          LOCATION                FAIR VALUE         LOCATION               FAIR VALUE
---------------------------------------------------------------------------------------------------------
Equity contracts             Net unrealized           $17,446**         Net unrealized           $2,704**
                             appreciation of                            depreciation of
                             investments and                            investments and
                             futures contracts                          futures contracts
---------------------------------------------------------------------------------------------------------
Interest rate contracts      Net unrealized               704**                                       -
                             appreciation of
                             investments and
                             futures contracts
---------------------------------------------------------------------------------------------------------
Total                                                 $18,150                                    $2,704
---------------------------------------------------------------------------------------------------------

    *For open derivative instruments as of November 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended November 30, 2017.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2017 (IN THOUSANDS)

                                                                                           CHANGE IN
                                                                                           UNREALIZED
DERIVATIVES NOT                                                                            APPRECIATION/
ACCOUNTED FOR AS              STATEMENT OF                      REALIZED GAIN (LOSS)       (DEPRECIATION)
HEDGING INSTRUMENTS           OPERATIONS LOCATION               ON DERIVATIVES             ON DERIVATIVES
---------------------------------------------------------------------------------------------------------
Equity contracts              Net realized gain on                    $13,511                   $5,557
                              Futures transactions /
                              Change in net unrealized
                              appreciation/(depreciation)
                              of Futures contracts
---------------------------------------------------------------------------------------------------------
Interest rate contracts       Net realized gain on                     (1,315)                   1,032
                              Futures transactions/
                              Change in net unrealized
                              appreciation/(depreciation)
                              of Futures contracts
---------------------------------------------------------------------------------------------------------
Total                                                                 $12,196                   $6,589
---------------------------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

48  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

================================================================================

50  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $9,000, which represents 3.1% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $679,117,000 and $733,463,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $205,999,000 and $42,312,000, respectively, resulting in net unrealized appreciation of $163,687,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
    ON LOAN                     NON-CASH COLLATERAL                CASH COLLATERAL
----------------------------------------------------------------------------------
   $7,529,000                       $1,953,000                      $5,809,000

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and

================================================================================

52  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $7,233,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,839,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,351,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                                     NET REALIZED
                                                                   COST TO          GAIN (LOSS) TO
        SELLER                         PURCHASER                  PURCHASER             SELLER
--------------------------------------------------------------------------------------------------
Cornerstone Moderately           Cornerstone Moderate              $ 87,000           $      (-)*
  Aggressive
Cornerstone Moderate             Cornerstone Moderately             180,000               2,000
                                   Aggressive
Cornerstone Aggressive           Cornerstone Moderately             581,000              30,000
                                   Aggressive

* Represents less than $500.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

================================================================================

54  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                  NOVEMBER 30,                    YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------------------
                                   2017            2017            2016            2015            2014            2013
                             ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    26.09      $    24.08      $    26.27      $    26.02      $    24.17      $    21.48
                             ------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .21             .45             .55             .56             .62             .61
  Net realized and
    unrealized gain (loss)         1.32            2.06           (2.06)            .33            1.83            2.69
                             ------------------------------------------------------------------------------------------
Total from investment
  operations                       1.53            2.51           (1.51)            .89            2.45            3.30
                             ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.50)           (.56)           (.64)           (.60)           (.61)
  Realized capital gains              -               -            (.12)              -               -               -
                             ------------------------------------------------------------------------------------------
Total distributions                   -            (.50)           (.68)           (.64)           (.60)           (.61)
                             ------------------------------------------------------------------------------------------
Net asset value at
  end of period              $    27.62      $    26.09      $    24.08      $    26.27      $    26.02      $    24.17
                             ==========================================================================================
Total return (%)*                  5.86           10.59           (5.73)           3.47           10.24           15.49
Net assets at end of
  period (000)               $2,506,972      $2,398,407      $2,278,762      $2,526,548      $2,491,487      $2,294,760
Ratios to average
  net assets:**
  Expenses (%)(a)                   .98(d)         1.06            1.13            1.16            1.18(b)         1.22
  Expenses, excluding
    reimbursements (%)(a)           .98(d)         1.06            1.13            1.16            1.18            1.22
  Net investment income (%)        1.58(d)         1.78            2.18            2.14            2.46            2.54
Portfolio turnover (%)               29              69              87(c)           62              57              81

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $2,446,459,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -               -               -               -            (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to October 1, 2013, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average net assets.
(c) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                   BEGINNING                ENDING             DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE          JUNE 1, 2017 -
                                  JUNE 1, 2017         NOVEMBER 30, 2017      NOVEMBER 30, 2017
                                  -------------------------------------------------------------
Actual                              $1,000.00             $1,058.60                 $5.06

Hypothetical
  (5% return before expenses)        1,000.00              1,020.16                  4.96

*Expenses are equal to the Fund's annualized expense ratio of 0.98%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 5.86% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

58  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   27800-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA CORNERSTONE MODERATELY CONSERVATIVE FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (UCMCX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

   Portfolio of Investments                                                    4

   Notes to Portfolio of Investments                                          25

   Financial Statements                                                       31

   Notes to Financial Statements                                              34

EXPENSE EXAMPLE                                                               50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME WITH A SECONDARY FOCUS ON CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, and money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund's asset allocation is actively managed by adjusting the Fund's investments among asset classes that the Fund's manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures. The implementation of the asset allocation may involve the extensive use of equity and fixed- income ETFs. The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities. The Fund's investments also include real estate investment trusts (REITs), investments that provide exposure to commodities (such as ETFs or natural resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/17 o
                                (% of Net Assets)

Vanguard Short-Term
  Corporate Bond ETF** ...................................................  5.6%
Vanguard Total Bond Market ETF** .........................................  4.3%
U.S. Treasury Bond, 3.13%, 8/15/2044 .....................................  4.3%
U.S. Treasury Note, 1.13%, 2/28/2021 .....................................  3.5%
Schwab Fundamental International
  Large Co. Index ETF** ..................................................  3.1%
U.S. Treasury Note, 2.25%, 11/15/2025 ....................................  2.9%
Freddie Mac, 3.50%, 4/01/2046 ............................................  2.6%
Freddie Mac, 3.00%, 3/01/2047 ............................................  2.4%
iShares Core U.S. Aggregate Bond ETF** ...................................  2.1%
Freddie Mac, 3.00%, 6/01/2046 ............................................  1.9%

 *Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-24.

================================================================================

2  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

                         o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. TREASURY SECURITIES                                                   20.8%
U.S. EQUITY SECURITIES**                                                   18.4%
INTERNATIONAL EQUITY SECURITIES**                                          17.2%
FIXED INCOME EXCHANGE-TRADED FUNDS**                                       15.7%
U.S. GOVERNMENT AGENCY ISSUES                                              12.4%
CORPORATE OBLIGATIONS                                                       5.9%
MONEY MARKET INSTRUMENTS                                                    3.2%
COMMERCIAL MORTGAGE SECURITIES                                              2.3%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            1.2%
ASSET-BACKED SECURITIES                                                     0.7%
CONVERTIBLE SECURITIES                                                      0.6%
GLOBAL REAL ESTATE EQUITY SECURITIES**                                      0.6%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.4%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

 *Does not include futures and short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (18.4%)

              COMMON STOCKS (11.0%)

              CONSUMER DISCRETIONARY (1.4%)
              -----------------------------
              APPAREL RETAIL (0.2%)
      3,170   Foot Locker, Inc.                                                                         $      136
      5,010   Gap, Inc.                                                                                        162
      1,100   TJX Companies, Inc.                                                                               83
                                                                                                        ----------
                                                                                                               381
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.1%)
        810   Lear Corp.                                                                                       146
                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.0%)
        200   Tesla, Inc.*                                                                                      62
                                                                                                        ----------
              BROADCASTING (0.1%)
      1,201   CBS Corp. "B"                                                                                     67
      6,780   Discovery Communications, Inc. "A"*                                                              129
        789   Entercom Communications Corp. "A"                                                                  9
                                                                                                        ----------
                                                                                                               205
                                                                                                        ----------
              CABLE & SATELLITE (0.1%)
      6,180   Comcast Corp. "A"                                                                                232
                                                                                                        ----------
              DEPARTMENT STORES (0.1%)
      2,410   Kohl's Corp.                                                                                     116
      5,440   Macy's, Inc.                                                                                     129
                                                                                                        ----------
                                                                                                               245
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.1%)
      1,930   Target Corp.                                                                                     116
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.1%)
      1,150   Home Depot, Inc.                                                                                 207
        890   Lowe's Companies, Inc.                                                                            74
                                                                                                        ----------
                                                                                                               281
                                                                                                        ----------
              HOMEBUILDING (0.1%)
         90   NVR, Inc.*                                                                                       313
                                                                                                        ----------

================================================================================

4  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.1%)
      5,160   Bed Bath & Beyond, Inc.                                                                   $      116
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
      2,800   Carnival Corp.                                                                                   184
      1,080   Marriott International, Inc. "A"                                                                 137
      1,210   Royal Caribbean Cruises Ltd.                                                                     150
                                                                                                        ----------
                                                                                                               471
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (0.0%)
      3,390   Viacom, Inc. "B"                                                                                  96
                                                                                                        ----------
              RESTAURANTS (0.1%)
        950   McDonald's Corp.                                                                                 163
                                                                                                        ----------
              SPECIALTY STORES (0.1%)
      3,880   Dick's Sporting Goods, Inc.                                                                      114
                                                                                                        ----------
              Total Consumer Discretionary                                                                   2,941
                                                                                                        ----------
              CONSUMER STAPLES (0.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,590   Archer-Daniels-Midland Co.                                                                       104
        890   Ingredion, Inc.                                                                                  123
                                                                                                        ----------
                                                                                                               227
                                                                                                        ----------
              BREWERS (0.0%)
      1,330   Molson Coors Brewing Co."B"                                                                      104
                                                                                                        ----------
              DISTILLERS & VINTNERS (0.0%)
      1,610   Brown-Forman Corp. "B"                                                                            96
                                                                                                        ----------
              DRUG RETAIL (0.1%)
      1,480   CVS Health Corp.                                                                                 113
                                                                                                        ----------
              FOOD RETAIL (0.0%)
      3,910   Kroger Co.                                                                                       101
                                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.2%)
     `3,890   Procter & Gamble Co.                                                                             350
                                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
        540   Costco Wholesale Corp.                                                                           100
      1,280   Wal-Mart Stores, Inc.                                                                            124
                                                                                                        ----------
                                                                                                               224
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.1%)
      1,130   J.M. Smucker Co.                                                                                 132
      1,680   Tyson Foods, Inc. "A"                                                                            138
                                                                                                        ----------
                                                                                                               270
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.2%)
      3,280   Coca-Cola Co.                                                                             $      150
        790   Dr. Pepper Snapple Group, Inc.                                                                    71
      1,670   PepsiCo, Inc.                                                                                    195
                                                                                                        ----------
                                                                                                               416
                                                                                                        ----------
              TOBACCO (0.1%)
      1,110   Philip Morris International, Inc.                                                                114
                                                                                                        ----------
              Total Consumer Staples                                                                         2,015
                                                                                                        ----------
              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
      1,080   Chevron Corp.                                                                                    129
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      3,350   Devon Energy Corp.                                                                               129
      2,990   Murphy Oil Corp.                                                                                  84
      3,250   Newfield Exploration Co.*                                                                        100
                                                                                                        ----------
                                                                                                               313
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.3%)
        480   Andeavor                                                                                          50
      3,280   HollyFrontier Corp.                                                                              146
      2,470   Marathon Petroleum Corp.                                                                         155
      1,120   Phillips 66                                                                                      109
      1,680   Valero Energy Corp.                                                                              144
                                                                                                        ----------
                                                                                                               604
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      1,770   Cheniere Energy, Inc.*                                                                            86
      4,870   Kinder Morgan, Inc.                                                                               84
      1,390   ONEOK, Inc.                                                                                       72
      4,970   Plains Group Holdings, LP "A"                                                                    102
                                                                                                        ----------
                                                                                                               344
                                                                                                        ----------
              Total Energy                                                                                   1,390
                                                                                                        ----------
              FINANCIALS (1.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        470   Ameriprise Financial, Inc.                                                                        77
      2,890   Franklin Resources, Inc.                                                                         125
      1,460   SEI Investments Co.                                                                              103
      1,030   T. Rowe Price Group, Inc.                                                                        106
                                                                                                        ----------
                                                                                                               411
                                                                                                        ----------
              CONSUMER FINANCE (0.2%)
      1,320   American Express Co.                                                                             129
      1,180   Capital One Financial Corp.                                                                      108

================================================================================

6  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      2,410   Discover Financial Services                                                               $      170
      2,837   Synchrony Financial                                                                              102
                                                                                                        ----------
                                                                                                               509
                                                                                                        ----------
              DIVERSIFIED BANKS (0.2%)
      3,770   Citigroup, Inc.                                                                                  285
      1,310   U.S. Bancorp                                                                                      72
                                                                                                        ----------
                                                                                                               357
                                                                                                        ----------
              FINANCIAL EXCHANGES & DATA (0.1%)
        780   Moody's Corp.                                                                                    118
        760   MSCI, Inc.                                                                                        98
                                                                                                        ----------
                                                                                                               216
                                                                                                        ----------
              INSURANCE BROKERS (0.1%)
        800   Aon plc                                                                                          112
        970   Marsh & McLennan Companies, Inc.                                                                  82
                                                                                                        ----------
                                                                                                               194
                                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
      1,710   E*Trade Financial Corp.*                                                                          82
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.2%)
      1,430   AFLAC, Inc.                                                                                      126
      1,420   Athene Holding Ltd. "A"*                                                                          68
      1,210   Principal Financial Group, Inc.                                                                   86
        840   Prudential Financial, Inc.                                                                        97
                                                                                                        ----------
                                                                                                               377
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.0%)
        870   American Financial Group, Inc.                                                                    91
                                                                                                        ----------
              MULTI-SECTOR HOLDINGS (0.0%)
        250   Berkshire Hathaway, Inc."B"*                                                                      48
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
        760   Allstate Corp.                                                                                    78
      2,160   Progressive Corp.                                                                                115
                                                                                                        ----------
                                                                                                               193
                                                                                                        ----------
              REGIONAL BANKS (0.4%)
      2,220   BB&T Corp.                                                                                       110
        770   Comerica, Inc.                                                                                    64
      1,690   East West Bancorp, Inc.                                                                          104
      5,900   Fifth Third Bancorp                                                                              180
      6,010   KeyCorp                                                                                          114
        360   M&T Bank Corp.                                                                                    61

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        470   PNC Financial Services Group, Inc.                                                        $       66
      7,250   Regions Financial Corp.                                                                          120
                                                                                                        ----------
                                                                                                               819
                                                                                                        ----------
              REINSURANCE (0.1%)
        290   Everest Re Group Ltd.                                                                             64
        660   Reinsurance Group of America, Inc.                                                               107
                                                                                                        ----------
                                                                                                               171
                                                                                                        ----------
              Total Financials                                                                               3,468
                                                                                                        ----------
              HEALTH CARE (1.6%)
              ------------------
              BIOTECHNOLOGY (0.5%)
      1,160   AbbVie, Inc.                                                                                     113
      1,450   Amgen, Inc.                                                                                      255
        590   Biogen, Inc.*                                                                                    190
      2,130   Gilead Sciences, Inc.                                                                            159
        800   United Therapeutics Corp.*                                                                       104
        860   Vertex Pharmaceuticals, Inc.*                                                                    124
                                                                                                        ----------
                                                                                                               945
                                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
      1,340   AmerisourceBergen Corp.                                                                          114
      1,260   Cardinal Health, Inc.                                                                             74
        530   McKesson Corp.                                                                                    78
                                                                                                        ----------
                                                                                                               266
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.2%)
      1,500   Baxter International, Inc.                                                                        99
        340   C.R. Bard, Inc.                                                                                  114
        430   IDEXX Laboratories, Inc.*                                                                         67
        390   Intuitive Surgical, Inc.*                                                                        156
                                                                                                        ----------
                                                                                                               436
                                                                                                        ----------
              HEALTH CARE FACILITIES (0.0%)
        790   Universal Health Services, Inc. "B"                                                               86
                                                                                                        ----------
              HEALTH CARE SERVICES (0.2%)
      1,150   DaVita, Inc.*                                                                                     70
      1,910   Express Scripts Holding Co.*                                                                     124
      1,590   MEDNAX, Inc.*                                                                                     79
        890   Quest Diagnostics, Inc.                                                                           88
                                                                                                        ----------
                                                                                                               361
                                                                                                        ----------
              HEALTH CARE SUPPLIES (0.1%)
        350   Align Technology, Inc.*                                                                           91
        340   Cooper Companies, Inc.                                                                            82
                                                                                                        ----------
                                                                                                               173
                                                                                                        ----------

================================================================================

8  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
        250   Mettler-Toledo International, Inc.*                                                       $      157
        480   Thermo Fisher Scientific, Inc.                                                                    93
        650   Waters Corp.*                                                                                    128
                                                                                                        ----------
                                                                                                               378
                                                                                                        ----------
              MANAGED HEALTH CARE (0.1%)
        500   Anthem, Inc.                                                                                     117
        750   Centene Corp.*                                                                                    77
        430   Cigna Corp.                                                                                       91
                                                                                                        ----------
                                                                                                               285
                                                                                                        ----------
              PHARMACEUTICALS (0.2%)
      1,280   Bristol-Myers Squibb Co.                                                                          81
      3,140   Mallinckrodt plc*                                                                                 69
      2,860   Mylan N.V.*                                                                                      104
      5,630   Pfizer, Inc.                                                                                     204
                                                                                                        ----------
                                                                                                               458
                                                                                                        ----------
              Total Health Care                                                                              3,388
                                                                                                        ----------
              INDUSTRIALS (1.1%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
        610   Boeing Co.                                                                                       169
        240   General Dynamics Corp.                                                                            50
        490   Huntington Ingalls Industries, Inc.                                                              118
        650   L3 Technologies, Inc.                                                                            129
        540   Rockwell Collins, Inc.                                                                            72
                                                                                                        ----------
                                                                                                               538
                                                                                                        ----------
              AIRLINES (0.1%)
      1,640   American Airlines Group, Inc.                                                                     83
      1,890   Delta Air Lines, Inc.                                                                            100
      1,190   United Continental Holdings, Inc.*                                                                75
                                                                                                        ----------
                                                                                                               258
                                                                                                        ----------
              CONSTRUCTION & ENGINEERING (0.0%)
      1,530   Jacobs Engineering Group, Inc.                                                                   100
                                                                                                        ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
        580   Cummins, Inc.                                                                                     97
      1,480   PACCAR, Inc.                                                                                     104
                                                                                                        ----------
                                                                                                               201
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      1,250   Eaton Corp. plc                                                                                   97
        620   Rockwell Automation, Inc.                                                                        120
                                                                                                        ----------
                                                                                                               217
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,390   Republic Services, Inc.                                                                   $      155
                                                                                                        ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        620   ManpowerGroup, Inc.                                                                               80
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.1%)
        260   3M Co.                                                                                            63
        260   Roper Technologies, Inc.                                                                          70
                                                                                                        ----------
                                                                                                               133
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.2%)
        910   Illinois Tool Works, Inc.                                                                        154
      1,080   Ingersoll-Rand plc                                                                                94
        560   Snap-On, Inc.                                                                                     95
        570   Stanley Black & Decker, Inc.                                                                      97
                                                                                                        ----------
                                                                                                               440
                                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
        780   United Rentals, Inc.*                                                                            124
        540   W.W. Grainger, Inc.                                                                              120
                                                                                                        ----------
                                                                                                               244
                                                                                                        ----------
              Total Industrials                                                                              2,366
                                                                                                        ----------
              INFORMATION TECHNOLOGY (2.8%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
      3,280   Cadence Design Systems, Inc.*                                                                    144
      1,900   Citrix Systems, Inc.*                                                                            167
        680   Intuit, Inc.                                                                                     107
                                                                                                        ----------
                                                                                                               418
                                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
        360   Arista Networks, Inc.*                                                                            84
      5,353   Cisco Systems, Inc.                                                                              200
        620   F5 Networks, Inc.*                                                                                83
        630   Harris Corp.                                                                                      91
      4,880   Juniper Networks, Inc.                                                                           135
                                                                                                        ----------
                                                                                                               593
                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
        780   Alliance Data Systems Corp.                                                                      187
      1,820   Automatic Data Processing, Inc.                                                                  208
      1,280   Fiserv, Inc.*                                                                                    168
      1,730   MasterCard, Inc. "A"                                                                             260
      1,430   PayPal Holdings, Inc.*                                                                           108
      6,510   Sabre Corp.                                                                                      130

================================================================================

10  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      1,030   Vantiv, Inc. "A"*                                                                         $       77
      1,230   Visa, Inc. "A"                                                                                   139
                                                                                                        ----------
                                                                                                             1,277
                                                                                                        ----------
              ELECTRONIC COMPONENTS (0.1%)
      1,910   Amphenol Corp."A"                                                                                173
                                                                                                        ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      1,530   Activision Blizzard, Inc.                                                                         96
        790   Electronic Arts, Inc.*                                                                            84
                                                                                                        ----------
                                                                                                               180
                                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (0.3%)
      2,380   Akamai Technologies, Inc.*                                                                       133
      3,370   eBay, Inc.*                                                                                      117
      1,130   Facebook, Inc. "A"*                                                                              200
      2,010   VeriSign, Inc.*                                                                                  231
                                                                                                        ----------
                                                                                                               681
                                                                                                        ----------
              IT CONSULTING & OTHER SERVICES (0.4%)
      1,810   Accenture plc"A"                                                                                 268
      2,920   Cognizant Technology Solutions Corp. "A"                                                         211
        940   DXC Technology Co.                                                                                90
      1,720   International Business Machines Corp.                                                            265
                                                                                                        ----------
                                                                                                               834
                                                                                                        ----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      1,600   Applied Materials, Inc.                                                                           84
        640   KLA-Tencor Corp.                                                                                  66
        750   Lam Research Corp.                                                                               144
                                                                                                        ----------
                                                                                                               294
                                                                                                        ----------
              SEMICONDUCTORS (0.3%)
      3,170   Intel Corp.                                                                                      142
        950   Microchip Technology, Inc.                                                                        83
      3,880   Micron Technology, Inc.*                                                                         164
        310   NVIDIA Corp.                                                                                      62
      1,530   QUALCOMM, Inc.                                                                                   102
        790   Texas Instruments, Inc.                                                                           77
                                                                                                        ----------
                                                                                                               630
                                                                                                        ----------
              SYSTEMS SOFTWARE (0.2%)
      3,980   CA, Inc.                                                                                         132
        600   Microsoft Corp.                                                                                   50
      3,530   Oracle Corp.                                                                                     173
                                                                                                        ----------
                                                                                                               355
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.0%)
      1,320   CDW Corp.                                                                                 $       92
                                                                                                        ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
      9,480   Hewlett Packard Enterprise Co.                                                                   132
      2,000   Seagate Technology plc                                                                            77
      1,430   Western Digital Corp.                                                                            113
      4,300   Xerox Corp.                                                                                      128
                                                                                                        ----------
                                                                                                               450
                                                                                                        ----------
              Total Information Technology                                                                   5,977
                                                                                                        ----------
              MATERIALS (0.3%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
      1,030   LyondellBasell Industries N.V."A"                                                                108
                                                                                                        ----------
              DIVERSIFIED CHEMICALS (0.0%)
        887   DowDuPont, Inc.                                                                                   64
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.0%)
      5,580   Freeport-McMoRan, Inc.*                                                                           77
                                                                                                        ----------
              METAL & GLASS CONTAINERS (0.1%)
      1,890   Crown Holdings, Inc.*                                                                            113
                                                                                                        ----------
              PAPER PACKAGING (0.0%)
        770   Avery Dennison Corp.                                                                              88
                                                                                                        ----------
              SPECIALTY CHEMICALS (0.1%)
        860   Celanese Corp. "A"                                                                                92
        220   Sherwin-Williams Co.                                                                              88
                                                                                                        ----------
                                                                                                               180
                                                                                                        ----------
              Total Materials                                                                                  630
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
      5,065   CenturyLink, Inc.                                                                                 74
      2,430   Zayo Group Holdings, Inc.*                                                                        86
                                                                                                        ----------
                                                                                                               160
                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      4,530   AT&T, Inc.                                                                                       165
      2,370   Verizon Communications, Inc.                                                                     121
                                                                                                        ----------
                                                                                                               286
                                                                                                        ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      2,460   T-Mobile US, Inc.*                                                                               150
                                                                                                        ----------
              Total Telecommunication Services                                                                 596
                                                                                                        ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              UTILITIES (0.3%)
              ----------------
              GAS UTILITIES (0.0%)
      2,070   UGI Corp.                                                                                 $      101
                                                                                                        ----------
              MULTI-UTILITIES (0.3%)
      6,460   Ameren Corp.                                                                                     413
      7,680   CenterPoint Energy, Inc.                                                                         231
                                                                                                        ----------
                                                                                                               644
                                                                                                        ----------
              Total Utilities                                                                                  745
                                                                                                        ----------
              Total Common Stocks (cost: $21,492)                                                           23,516
                                                                                                        ----------

              PREFERRED STOCKS (1.9%)

              CONSUMER STAPLES (0.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
     32,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                                     929
      5,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                       519
                                                                                                        ----------
                                                                                                             1,448
                                                                                                        ----------
              Total Consumer Staples                                                                         1,448
                                                                                                        ----------
              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      1,120   Chesapeake Energy Corp., 5.75%, perpetual(a)                                                     648
                                                                                                        ----------
              FINANCIALS (0.7%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
     27,414   Delphi Financial Group, Inc., 4.61%, cumulative redeemable,
                3mo. USD LIBOR + 3.19%(i)                                                                      558
                                                                                                        ----------
              REGIONAL BANKS (0.5%)
      1,035   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                        1,068
                                                                                                        ----------
              Total Financials                                                                               1,626
                                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
     20,000   Qwest Corp., 6.50%                                                                               469
                                                                                                        ----------
              Total Preferred Stocks (cost: $4,438)                                                          4,191
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (5.5%)
      7,900   Consumer Discretionary Select Sector SPDR Fund                                                   764
     12,900   Consumer Staples Select Sector SPDR                                                              723
      8,800   Health Care Select Sector SPDR Fund                                                              735
     10,400   Industrial Select Sector SPDR Fund                                                               775

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      1,200   iShares Core S&P 500 ETF                                                                  $      320
     11,680   Vanguard S&P 500 ETF                                                                           2,842
     28,400   Vanguard Small-Cap Value ETF(c)                                                                3,776
     12,840   Vanguard Total Stock Market ETF                                                                1,751
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $9,995)                                                    11,686
                                                                                                        ----------
              Total U.S. Equity Securities (cost: $35,925)                                                  39,393
                                                                                                        ----------

              INTERNATIONAL EQUITY SECURITIES (17.2%)

              COMMON STOCKS (0.1%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.1%)
      1,060   Aptiv plc                                                                                        111
                                                                                                        ----------
              ENERGY (0.0%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
      2,760   TechnipFMC plc                                                                                    79
                                                                                                        ----------
              Total Common Stocks (cost: $183)                                                                 190
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (17.1%)
     58,265   iShares Core MSCI EAFE ETF                                                                     3,836
     64,338   iShares Core MSCI Emerging Markets ETF                                                         3,593
     35,600   iShares Edge MSCI Minimum Volatility EAFE ETF                                                  2,590
     29,900   iShares Edge MSCI Minimum Volatility Emerging Markets ETF                                      1,770
     31,400   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                      1,413
     87,600   PowerShares FTSE RAFI Emerging Markets Portfolio                                               1,878
     98,700   Schwab Fundamental Emerging Markets Large Co. Index ETF                                        2,884
    216,800   Schwab Fundamental International Large Co. Index ETF                                           6,626
     43,100   Schwab Fundamental International Small Co. Index ETF                                           1,543
      7,496   SPDR S&P Emerging Markets Small Cap ETF                                                          383
     22,160   Vanguard FTSE All-World ex-US ETF                                                              1,199
     65,200   Vanguard FTSE Developed Markets ETF                                                            2,905
     36,000   Vanguard FTSE Emerging Markets ETF                                                             1,601
     35,250   Vanguard FTSE Europe ETF                                                                       2,065
      5,259   WisdomTree Emerging Markets SmallCap Dividend Fund                                               260
     29,552   WisdomTree India Earnings Fund                                                                   790
     21,720   WisdomTree Japan Hedged Equity Fund                                                            1,273
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $31,382)                                                   36,609
                                                                                                        ----------
              Total International Equity Securities (cost: $31,565)                                         36,799
                                                                                                        ----------

================================================================================

14  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.2%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)
     24,262   Hycroft Mining Corp., acquired 9/22/2014 - 6/09/2015;
                cost $850*(d),(e),(f) (cost: $850)                                                      $        7
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (1.2%)
     11,700   First Trust Global Tactical Commodity Strategy Fund*                                             240
     35,900   PowerShares DB Commodity Index Tracking Fund*                                                    580
     22,900   United States Commodity Index Fund*                                                              939
     24,800   VanEck Vectors Gold Miners ETF                                                                   557
      8,800   VanEck Vectors Junior Gold Miners ETF                                                            279
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $2,890)                                                     2,595
                                                                                                        ----------
              Total Precious Metals and Commodity-Related Securities (cost: $3,740)                          2,602
                                                                                                        ----------

              GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

              COMMON STOCKS (0.3%)

              REAL ESTATE SERVICES (0.1%)
              ---------------------------
      3,350   CBRE Group, Inc. "A"*                                                                            145
                                                                                                        ----------
              REITs - RETAIL (0.1%)
              ---------------------
      8,170   Brixmor Property Group, Inc.                                                                     148
                                                                                                        ----------
              REITs - SPECIALIZED (0.1%)
              --------------------------
      1,280   American Tower Corp.                                                                             184
        670   SBA Communications Corp.*                                                                        114
                                                                                                        ----------
                                                                                                               298
                                                                                                        ----------
              Total Common Stocks (cost: $562)                                                                 591
                                                                                                        ----------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
              -----------------------
      8,000   Arbor Realty Trust, Inc., 7.38%* (cost: $200)                                                    204
                                                                                                        ----------

              EXCHANGE-TRADED FUNDS (0.2%)
      5,000   Vanguard REIT ETF (cost: $397)                                                                   422
                                                                                                        ----------
              Total Global Real Estate Equity Securities (cost: $1,159)                                      1,217
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              BONDS (59.1%)

              CORPORATE OBLIGATIONS (5.9%)

              CONSUMER DISCRETIONARY (0.6%)
              -----------------------------
              DEPARTMENT STORES (0.2%)
$       397   Neiman Marcus Group Ltd., LLC,
                LIBOR + 3.25%(g)                                          4.49%        10/25/2020       $      326
                                                                                                        ----------
              SPECIALTY STORES (0.4%)
        598   Academy Ltd., LIBOR + 4%(g)                                 5.31          7/01/2022              483
        400   Guitar Center, Inc.(a)                                      6.50          4/15/2019              377
                                                                                                        ----------
                                                                                                               860
                                                                                                        ----------
              Total Consumer Discretionary                                                                   1,186
                                                                                                        ----------
              CONSUMER STAPLES (0.1%)
              -----------------------
              FOOD RETAIL (0.1%)
        300   BI-LO, LLC & BI-LO Finance Corp.(a)                         9.25          2/15/2019              289
                                                                                                        ----------
              ENERGY (1.0%)
              -------------
              OIL & GAS DRILLING (0.1%)
        912   Schahin II Finance Co. SPV Ltd.(a),(h)                      5.88          9/25/2023              137
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.9%)
        650   Enbridge Energy Partners, LP                                7.38         10/15/2045              851
        400   Energy Transfer Partners, LP, 3 mo. USD
                LIBOR + 3.0175%                                           4.39(i)      11/01/2066              360
        200   Martin Midstream Partners, LP & Martin Midstream
                Finance Corp.                                             7.25          2/15/2021              204
        200   Southern Union Co., 3 mo. USD LIBOR + 3.0175%               4.39(i)      11/01/2066              172
        300   Tallgrass Energy Partners, LP & Tallgrass Energy
                Finance Corp.(a)                                          5.50          9/15/2024              313
                                                                                                        ----------
                                                                                                             1,900
                                                                                                        ----------
              Total Energy                                                                                   2,037
                                                                                                        ----------
              FINANCIALS (3.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
        350   Ares Capital Corp.                                          3.63          1/19/2022              353
        900   Prospect Capital Corp.                                      5.00          7/15/2019              923
                                                                                                        ----------
                                                                                                             1,276
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.5%)
        600   Prudential Financial, Inc., 3 mo. USD
                LIBOR + 3.92%                                             5.63(i)       6/15/2043              651
        400   StanCorp Financial Group, Inc., 3 mo. USD
                LIBOR + 2.51%                                             3.83(i)       6/01/2067              400
                                                                                                        ----------
                                                                                                             1,051
                                                                                                        ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.5%)
$     1,100   Nationwide Mutual Insurance Co., 3 mo. USD
                LIBOR + 2.29%(a)                                          3.61%(i)     12/15/2024       $    1,100
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.0%)
        700   Allstate Corp., 3 mo. USD LIBOR + 2.938%                    5.75(i)       8/15/2053              765
        549   AmTrust Financial Services, Inc.(c)                         6.13          8/15/2023              536
        451   AmTrust Financial Services, Inc.                            2.75         12/15/2044              326
        550   HSB Group, Inc., 3 mo. USD LIBOR + 0.91%                    2.27(i)       7/15/2027              491
                                                                                                        ----------
                                                                                                             2,118
                                                                                                        ----------
              REGIONAL BANKS (0.9%)
        100   Compass Bank                                                3.88          4/10/2025              100
      1,000   Cullen/Frost Capital Trust II, 3 mo. USD
                LIBOR + 1.55%                                             2.87(i)       3/01/2034              893
        100   First Maryland Capital Trust I, 3 mo. USD
                LIBOR + 1%                                                2.36(i)       1/15/2027               94
      1,000   SunTrust Capital I, 3 mo. USD LIBOR + 0.67%                 2.09(i)       5/15/2027              923
                                                                                                        ----------
                                                                                                             2,010
                                                                                                        ----------
              Total Financials                                                                               7,555
                                                                                                        ----------
              HEALTH CARE (0.2%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
        600   Community Health Systems, Inc.                              6.88          2/01/2022              364
                                                                                                        ----------
              INDUSTRIALS (0.1%)
              ------------------
              AIRLINES (0.1%)
        163   Continental Airlines, Inc. Pass-Through Trust "B"           6.25         10/11/2021              172
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        100   Artesyn Embedded Technologies, Inc.(a)                      9.75         10/15/2020               98
                                                                                                        ----------
              Total Industrials                                                                                270
                                                                                                        ----------
              REAL ESTATE (0.1%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.1%)
        285   Crescent Communities, LLC & Crescent
                Ventures, Inc.(a)                                         8.88         10/15/2021              304
                                                                                                        ----------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
        300   NextEra Energy Capital Holdings, Inc., 3 mo. USD
                LIBOR + 3.348%                                            4.66(i)       9/01/2067              300
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.1%)
$       300   WEC Energy Group, Inc., 3 mo. USD
                LIBOR + 2.1125%                                           3.53%(i)      5/15/2067       $      290
                                                                                                        ----------
              Total Utilities                                                                                  590
                                                                                                        ----------
              Total Corporate Obligations (cost: $12,732)                                                   12,595
                                                                                                        ----------

              CONVERTIBLE SECURITIES (0.6%)

              MATERIALS (0.6%)
              ----------------
              GOLD (0.6%)
        604   Hycroft Mining Corp., acquired 10/21/2015 - 10/02/2017;
                cost $583(d),(e),(f),(j)                                 15.00(k)      10/22/2020              839
        500   Pretium Resources, Inc.(a)                                  2.25          3/15/2022              513
                                                                                                        ----------
                                                                                                             1,352
                                                                                                        ----------
              Total Materials                                                                                1,352
                                                                                                        ----------
              Total Convertible Securities (cost: $1,074)                                                    1,352
                                                                                                        ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

              FINANCIALS (0.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
        250   QBE Capital Funding III Ltd., USD Swap Semi-Annual
                30/360 10 YR + 4.05%(a)                                   7.25(i)       5/24/2041              278
                                                                                                        ----------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
        300   Newcrest Finance Property Ltd.(a)                           4.45         11/15/2021              316
                                                                                                        ----------
              Total Eurodollar and Yankee Obligations (cost: $503)                                             594
                                                                                                        ----------

              ASSET-BACKED SECURITIES (0.7%)

              FINANCIALS (0.7%)
              -----------------
              ASSET-BACKED FINANCING (0.7%)
        375   Avis Budget Rental Car Funding AESOP, LLC(a)                2.96          7/20/2020              376
        233   Avis Budget Rental Car Funding AESOP, LLC(a)                3.75          7/20/2020              234
        105   Napier Park Rail Lease, LLC                                 3.37         10/21/2047              105
        200   Navient Student Loan Trust, 1 mo. USD
                LIBOR + 1.5%                                              2.83(i)       8/25/2050              199
        307   SCF Equipment Trust, LLC(a)                                 3.41         12/20/2023              307
        320   Synchrony Credit Card Master Note Trust                     2.95          5/15/2024              321
                                                                                                        ----------
                                                                                                             1,542
                                                                                                        ----------
              Total Financials                                                                               1,542
                                                                                                        ----------
              Total Asset-Backed Securities (cost: $1,519)                                                   1,542
                                                                                                        ----------

================================================================================

18  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)

              FINANCIALS (0.4%)
              -----------------
              ASSET-BACKED FINANCING (0.4%)
$        53   Sequoia Mortgage Trust, 1 mo. USD LIBOR + 0.9%              2.18%(i)      9/20/2033       $       52
                                                                                                        ----------
        841   Structured Asset Mortgage Investments, Inc., 1 mo.
                USD LIBOR + 0.5%                                          1.78(i)       7/19/2035              781
         48   Wells Fargo Mortgage Backed Securities Trust                3.00(l)       4/25/2035               45
                                                                                                        ----------
                                                                                                               878
                                                                                                        ----------
              Total Financials                                                                                 878
                                                                                                        ----------
              Total Collateralized Mortgage Obligations (cost: $916)                                           878
                                                                                                        ----------

              COMMERCIAL MORTGAGE SECURITIES (2.3%)

              FINANCIALS (2.3%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.1%)
        207   Banc of America Commercial Mortgage, Inc.                   5.00          7/10/2044              149
        800   Banc of America Commercial Mortgage, Inc.                   6.47(l)       2/10/2051              802
      1,069   Bear Stearns Commercial Mortgage Securities, Inc.(a)        5.66(l)       9/11/2041            1,078
         50   Citigroup Commercial Mortgage Trust                         6.42(l)      12/10/2049               32
        170   Commercial Mortgage Trust                                   5.38         12/10/2046              171
        548   Credit Suisse Commercial Mortgage Pass-Through
                Trust, 1 mo. USD LIBOR + 0.19%                            1.46(i)       2/15/2040              516
        830   FREMF Mortgage Trust(a)                                     3.68(l)       8/25/2045              842
        225   GE Capital Commercial Mortgage Corp.                        5.61(l)      12/10/2049              228
         38   GMAC Commercial Mortgage Securities, Inc.                   4.97         12/10/2041               38
        593   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                          5.37          5/15/2047              597
         26   Morgan Stanley Capital I Trust                              5.57(l)       3/12/2044               26
                                                                                                        ----------
                                                                                                             4,479
                                                                                                        ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
      3,231   CSAIL Commercial Mortgage Trust, acquired
                5/18/2016; cost $399(d)                                   1.97(l)       1/15/2049              342
      2,789   UBS Commercial Mortgage Trust, acquired
                11/01/2016; cost $258(a),(d)                              2.27(l)       5/10/2045              205
                                                                                                        ----------
              Total Interest-Only Commercial Mortgage-Backed
                Securities                                                                                     547
                                                                                                        ----------
              Total Financials                                                                               5,026
                                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $5,078)                                            5,026
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                    COUPON                             VALUE
(000)         SECURITY                                                     RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (12.4%)(m)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
$       500   Fannie Mae(+)                                               2.15%         1/25/2023       $      493
      1,100   Freddie Mac(+)                                              3.33          5/25/2025            1,147
      1,000   Freddie Mac(+)                                              3.51          4/25/2030            1,036
                                                                                                        ----------
                                                                                                             2,676
                                                                                                        ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (11.1%)
      1,702   Freddie Mac(+)                                              3.00          4/01/2046            1,701
      4,021   Freddie Mac(+)                                              3.00          6/01/2046            4,019
      1,837   Freddie Mac(+)                                              3.00          9/01/2046            1,836
        926   Freddie Mac(+)                                              3.00         10/01/2046              925
      1,868   Freddie Mac(+)                                              3.00         11/01/2046            1,866
      2,865   Freddie Mac(+)                                              3.00          1/01/2047            2,863
      5,134   Freddie Mac(+)                                              3.00          3/01/2047            5,128
      5,335   Freddie Mac(+)                                              3.50          4/01/2046            5,475
                                                                                                        ----------
                                                                                                            23,813
                                                                                                        ----------
              Total U.S. Government Agency Issues (cost: $26,846)                                           26,489
                                                                                                        ----------

              U.S. TREASURY SECURITIES (20.8%)(n)

              BONDS (8.4%)
      8,700   3.13%, 8/15/2044(b)                                                                            9,205
      4,000   3.17%, 8/15/2044 (STRIPS Principal)(o)                                                         1,864
      2,285   3.00%, 11/15/2044(b)                                                                           2,362
        300   2.50%, 2/15/2045(b)                                                                              281
      3,000   3.00%, 5/15/2045(b)                                                                            3,100
      1,000   3.00%, 5/15/2047(b)                                                                            1,033
                                                                                                        ----------
                                                                                                            17,845
                                                                                                        ----------

              NOTES (12.4%)
      7,600   1.13%, 2/28/2021(p)                                                                            7,400
        618   2.00%, 2/15/2023                                                                                 612
      3,800   1.63%, 4/30/2023                                                                               3,690
      1,500   2.50%, 5/15/2024                                                                               1,519
      1,500   2.38%, 8/15/2024                                                                               1,507
        800   2.25%, 11/15/2024(b)                                                                             797
      6,200   2.25%, 11/15/2025(b)                                                                           6,147
      2,000   1.63%, 2/15/2026(b)                                                                            1,888
      1,000   2.25%, 2/15/2027(b)                                                                              986
      2,000   2.38%, 5/15/2027(b)                                                                            1,992
                                                                                                        ----------
                                                                                                            26,538
                                                                                                        ----------
              Total U.S. Treasury Securities (cost: $43,964)                                                44,383
                                                                                                        ----------

================================================================================

20  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (15.7%)
      7,100   iShares 1-3 Year Credit Bond ETF                                                          $      744
     40,730   iShares Core U.S. Aggregate Bond ETF                                                           4,443
     27,600   PowerShares Fundamental High Yield Corporate Bond Portfolio                                      524
     53,300   Vanguard Mortgage-Backed Securities ETF                                                        2,800
     47,500   Vanguard Short-Term Bond ETF                                                                   3,770
    151,700   Vanguard Short-Term Corporate Bond ETF                                                        12,080
    113,100   Vanguard Total Bond Market ETF                                                                 9,219
                                                                                                        ----------
              Total Exchange-Traded Funds (cost: $33,658)                                                   33,580
                                                                                                        ----------
              Total Bonds (cost: $126,290)                                                                 126,439
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON
(000)                                                                      RATE        MATURITY
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.2%)

              COMMERCIAL PAPER (0.5%)

              ENERGY (0.5%)
              -------------
              OIL & GAS DRILLING (0.5%)
$     1,000   Nabors Industries, Inc.(a),(q) (cost: $997)                 2.00%        1/08/2018               997
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)
  5,704,753   State Street Institutional Treasury Money Market Fund Premier
                Class, 1.02%(r) (cost:$5,705)                                                                5,705
                                                                                                        ----------
              Total Money Market Instruments (cost: $6,702)                                                  6,702
                                                                                                        ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
    737,800   Federated Government Obligations Fund Institutional
                Class, 0.94%(r)                                                                                738
      1,675   Fidelity Government Portfolio Class I, 0.97%(r)                                                    2
     33,600   Goldman Sachs Financial Square Government Fund Institutional
                Class, 0.96%(r)                                                                                 33

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    941,125   Invesco Government & Agency Portfolio Institutional
                Class, 0.98%(r)                                                                           $    941
                                                                                                          --------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $1,714)                                                             1,714
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $207,095)                                                          $214,866
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                NOTIONAL           CONTRACT          APPRECIATION/
NUMBER OF                                   EXPIRATION           AMOUNT              VALUE          (DEPRECIATION)
CONTRACTS     SECURITY                         DATE               (000)              (000)                   (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES(s)

              LONG FUTURES

              EQUITY CONTRACTS
        128   Euro Stoxx 50                 12/15/2017             4,475  EURO      $ 5,444                 $  117
         28   TOPIX Index                   12/07/2017           461,054  JPY         4,471                    374
         58   E-mini S&P 500                12/15/2017             7,137  USD         7,679                    542
                                                                                    -------                 ------
                                                                                     17,594                  1,033
                                                                                    -------                 ------
              TOTAL LONG FUTURES                                                     17,594                  1,033
                                                                                    =======                 ======

              SHORT FUTURES

              INTEREST RATE CONTRACTS
       (26)   U.S. Treasury Bond             3/20/2018            (3,989) USD       $(3,945)                $   44

              EQUITY CONTRACTS
       (18)   E-mini S&P Midcap 400         12/15/2017            (3,228) USD        (3,420)                  (192)
                                                                                    -------                 ------
              TOTAL SHORT FUTURES                                                   $(7,365)                $ (148)
                                                                                    -------                 ------

              TOTAL FUTURES                                                         $10,229                 $  885
                                                                                    =======                 ======

================================================================================

22  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1           LEVEL 2           LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                     $ 23,516            $     -             $  -          $ 23,516
  Preferred Stocks                                         -              4,191                -             4,191
  Exchange-Traded Funds                               11,686                  -                -            11,686
International Equity Securities:
  Common Stocks                                          190                  -                -               190
  Exchange-Traded Funds                               36,609                  -                -            36,609
Precious Metals and Commodity-Related
  Securities:
  Common Stocks                                            -                  -                7                 7
  Exchange-Traded Funds                                2,595                  -                -             2,595
Global Real Estate Equity Securities:
  Common Stocks                                          591                  -                -               591
  Preferred Stocks                                         -                204                -               204
  Exchange-Traded Funds                                  422                  -                -               422
Bonds:
  Corporate Obligations                                    -             12,595                -            12,595
  Convertible Securities                                   -                513              839             1,352
  Eurodollar and Yankee Obligations                        -                594                -               594
  Asset-Backed Securities                                  -              1,542                -             1,542
  Collateralized Mortgage Obligations                      -                878                -               878
  Commercial Mortgage Securities                           -              5,026                -             5,026
  U.S. Government Agency Issues                            -             26,489                -            26,489
  U.S. Treasury Securities                            42,519              1,864                -            44,383
  Exchange-Traded Funds                               33,580                  -                -            33,580
Money Market Instruments:
  Commercial Paper                                         -                997                -               997
  Government & U.S. Treasury Money
    Market Funds                                       5,705                  -                -             5,705
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                       1,714                  -                -             1,714
Futures(1)                                             1,077                  -                -             1,077
------------------------------------------------------------------------------------------------------------------
Total                                               $160,204            $54,893             $846          $215,943
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                          LEVEL 1            LEVEL 2          LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                          $  (192)            $     -             $  -          $   (192)
------------------------------------------------------------------------------------------------------------------
Total                                               $  (192)            $     -             $  -          $   (192)
------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

------------------------------------------------------------------------------------------------------------------
                                          RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
($ in 000s)                                                  COMMON STOCKS                   CORPORATE OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                            $ 31                                  $1,094
Purchases                                                                -                                      43
Sales                                                                    -                                       -
Transfers into Level 3                                                   -                                       -
Transfers out of Level 3                                                 -                                       -
Net realized gain (loss) on investments                                  -                                       -
Change in net unrealized appreciation/(depreciation)
  of investments                                                       (24)                                   (298)
------------------------------------------------------------------------------------------------------------------
Balance as of November 30, 2016                                       $  7                                  $  839
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

------------------------------------------------------------------------------------------------------------------
                             QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
------------------------------------------------------------------------------------------------------------------
                                         FAIR VALUE AT                               SIGNIFICANT
                                       NOVEMBER 30, 2017       VALUATION             UNOBSERVABLE           RANGE/
ASSETS                                   ($ IN 000's)         TECHNIQUE(S)             INPUT(S)              VALUE
------------------------------------------------------------------------------------------------------------------
Bonds:
Convertible Securities                       $839               Market                  Average             $58.24
                                                              Comparables                Value
                                                                                          Per
                                                                                      Recoverable
                                                                                        Ounce(a)

                                                                                       Comparable             40%
                                                                                        Discount
                                                                                      Adjustment(b)
------------------------------------------------------------------------------------------------------------------

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

================================================================================

24  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.4% of net assets at November 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

    ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

26  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    LIBOR  London Interbank Offered Rate

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    STRIPS Separate trading of registered interest and principal of securities

    USD    U.S. Dollar

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2017.

    (c) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $1,393,000, which represented 0.7% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    (e) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $846,000, which represented 0.4% of the Fund's net assets.

    (f) Security was fair valued at Level 3.

    (g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (h) At November 30, 2017, the issuer was in default with respect to interest and/or principal payments.

    (i) Floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.

    (j) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (k) All of the coupon is PIK.

    (l) Stated interest rates may change slightly over time as underlying mortgages pay down.

    (m) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal

================================================================================

28  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

        Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (n) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (p) Securities with a value of $487,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (q) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

        has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (r) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (s) The contract value of futures purchased and/or sold as a percentage of net assets is 4.8%.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

30  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $1,685) (cost of $207,095)                                         $214,866
   Cash denominated in foreign currencies (identified cost of $450)                                            484
   Receivables:
      Capital shares sold                                                                                      176
      USAA Asset Management Company (Note 6C)                                                                   52
      Dividends and interest                                                                                   477
      Securities sold                                                                                           83
      Other                                                                                                      1
   Variation margin on futures contracts                                                                       886
                                                                                                          --------
         Total assets                                                                                      217,025
                                                                                                          --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                       1,714
      Securities purchased                                                                                      62
      Capital shares redeemed                                                                                  174
      Bank overdraft                                                                                           962
   Accrued management fees                                                                                      87
   Accrued transfer agent's fees                                                                                23
   Other accrued expenses and payables                                                                         112
                                                                                                          --------
         Total liabilities                                                                                   3,134
                                                                                                          --------
             Net assets applicable to capital shares outstanding                                          $213,891
                                                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                        $198,973
   Accumulated undistributed net investment income                                                             494
   Accumulated net realized gain on investments and futures transactions                                     5,734
   Net unrealized appreciation of investments and futures contracts                                          8,656
   Net unrealized appreciation of foreign currency translations                                                 34
                                                                                                          --------
             Net assets applicable to capital shares outstanding                                          $213,891
                                                                                                          ========
   Capital shares outstanding, no par value                                                                 18,297
                                                                                                          ========
   Net asset value, redemption price, and offering price per share                                        $  11.69
                                                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                               $ 1,295
   Interest                                                                                                  1,571
   Securities lending (net)                                                                                      8
                                                                                                           -------
      Total income                                                                                           2,874
                                                                                                           -------
EXPENSES
   Management fees                                                                                             536
   Administration and servicing fees                                                                           161
   Transfer agent's fees                                                                                       267
   Custody and accounting fees                                                                                  76
   Postage                                                                                                      11
   Shareholder reporting fees                                                                                   11
   Trustees' fees                                                                                               17
   Registration fees                                                                                            15
   Professional fees                                                                                            46
   Other                                                                                                         8
                                                                                                           -------
            Total expenses                                                                                   1,148
   Expenses reimbursed                                                                                        (183)
                                                                                                           -------
            Net expenses                                                                                       965
                                                                                                           -------
NET INVESTMENT INCOME                                                                                        1,909
                                                                                                           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                                                            6,329
      Foreign currency transactions                                                                              3
      Futures transactions                                                                                     672
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                             (906)
      Foreign currency translations                                                                             27
      Futures contracts                                                                                        334
                                                                                                           -------
            Net realized and unrealized gain                                                                 6,459
                                                                                                           -------
   Increase in net assets resulting from operations                                                        $ 8,368
                                                                                                           =======

See accompanying notes to financial statements.

================================================================================

32  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

------------------------------------------------------------------------------------------------------------------
                                                                                     11/30/2017          5/31/2017
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                               $  1,909           $  4,240
   Net realized gain (loss) on investments                                                6,329               (488)
   Net realized gain on long-term capital gain distributions
      from other investment companies                                                         -                 13
   Net realized gain on foreign currency transactions                                         3                  -
   Net realized loss on options                                                               -                (49)
   Net realized gain on futures transactions                                                672              1,231
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                          (906)            11,002
      Foreign currency translations                                                          27                  7
      Futures contracts                                                                     334                534
                                                                                       ---------------------------
      Increase in net assets resulting from operations                                    8,368             16,490
                                                                                       ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                 (1,814)            (4,356)
                                                                                       ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                             25,137             49,002
   Reinvested dividends                                                                   1,632              3,904
   Cost of shares redeemed                                                              (28,702)           (50,146)
                                                                                       ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                              (1,933)             2,760
                                                                                       ---------------------------
   Net increase in net assets                                                             4,621             14,894

NET ASSETS
   Beginning of period                                                                  209,270            194,376
                                                                                       ---------------------------
   End of period                                                                       $213,891           $209,270
                                                                                       ===========================
Accumulated undistributed net investment income:
   End of period                                                                       $    494           $    399
                                                                                       ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                            2,188              4,478
   Shares issued for dividends reinvested                                                   142                361
   Shares redeemed                                                                       (2,493)            (4,592)
                                                                                       ---------------------------
      Increase (decrease) in shares outstanding                                            (163)               247
                                                                                       ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic
946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

34  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

        events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

================================================================================

36  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

    10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

================================================================================

38  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2017*
    (IN THOUSANDS)

                               ASSET DERIVATIVES                LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                        STATEMENT OF                              STATEMENT OF
DERIVATIVES NOT         ASSETS AND                                ASSETS AND
ACCOUNTED FOR AS        LIABILITIES                               LIABILITIES
HEDGING INSTRUMENTS     LOCATION                FAIR VALUE        LOCATION            FAIR VALUE
------------------------------------------------------------------------------------------------
Interest rate           Net unrealized          $   44**             -                  $  -
contracts               appreciation of
                        investments and
                        futures contracts
------------------------------------------------------------------------------------------------
Equity contracts        Net unrealized           1,033**             -                   192**
                        appreciation of
                        investments and
                        futures contracts
------------------------------------------------------------------------------------------------
Total                                           $1,077               -                  $192
------------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended November 30, 2017.

   ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED NOVEMBER 30, 2017 (IN THOUSANDS)

                                                                                   CHANGE IN
                                                                                   UNREALIZED
DERIVATIVES NOT                                                                    APPRECIATION/
ACCOUNTED FOR AS        STATEMENT OF                      REALIZED GAIN (LOSS)     (DEPRECIATION)
HEDGING INSTRUMENTS     OPERATIONS LOCATION               ON DERIVATIVES           ON DERIVATIVES
------------------------------------------------------------------------------------------------
Interest rate           Net realized gain (loss)               $(81)                   $ 66
contracts               on Futures transactions/
                        Change in net unrealized
                        appreciation/(depreciation)
                        of Futures contracts
------------------------------------------------------------------------------------------------
Equity contracts        Net realized gain (loss) on             753                     268
                        Futures transactions/
                        Change in net unrealized
                        appreciation/(depreciation)
                        of Futures contracts
------------------------------------------------------------------------------------------------
Total                                                          $672                    $334
------------------------------------------------------------------------------------------------

================================================================================

40  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The

================================================================================

42  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had long-term capital loss carryforwards of $816,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $52,629,000 and $53,436,000, respectively.

================================================================================

44  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as their cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $11,911,000 and $4,140,000, respectively, resulting in net unrealized appreciation of $7,771,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
     $1,685                              $-                           $1,714

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $536,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $161,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Fund to 0.90% of its average net assets, excluding extraordinary expenses and before

================================================================================

46  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

    reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses of $183,000, of which $52,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $267,000. At November 30, 2017, the Fund recorded a reclassification of less than $500 for SAS adjustments to capital gains payable.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 890,000 shares, which represents 4.9% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                                         NET REALIZED
                                                                     COST TO            GAIN (LOSS) TO
SELLER                               PURCHASER                      PURCHASER               SELLER
------------------------------------------------------------------------------------------------------
Cornerstone Aggressive          Cornerstone Moderately               $29,000                $1,000
                                  Conservative

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

48  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED                                                     PERIOD ENDED
                                   NOVEMBER 30,                  YEAR ENDED MAY 31,                   MAY 31,
                                 ------------------------------------------------------------------------------
                                     2017           2017         2016          2015         2014        2013***
                                 ------------------------------------------------------------------------------
Net asset value at
  beginning of period            $  11.34      $   10.67     $  11.42      $  11.52     $  11.05     $ 10.00
                                 ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .10            .23          .28           .26          .25         .28(a)
  Net realized and unrealized
    gain (loss)                       .35            .68         (.68)          .03          .61         .99(a)
                                 ---------------------------------------------------------------------------
Total from investment
  operations                          .45            .91         (.40)          .29          .86        1.27(a)
                                 ---------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.10)          (.24)        (.26)         (.27)        (.26)       (.22)
  Realized capital gains                -              -         (.09)         (.12)        (.13)          -
                                 ---------------------------------------------------------------------------
Total distributions                  (.10)          (.24)        (.35)         (.39)        (.39)       (.22)
                                 ---------------------------------------------------------------------------
Net asset value at end
  of period                      $  11.69       $  11.34     $  10.67      $  11.42     $  11.52     $ 11.05
                                 ===========================================================================
Total return (%)*                    3.96           8.65        (3.50)         2.58         8.00       12.81
Net assets at end
  of period (000)                $213,891       $209,270     $194,376      $204,535     $167,742     $99,683
Ratios to average
  net assets:**
  Expenses (%)(b)                     .90(c)         .90          .90           .90          .90         .90(c)
  Expenses, excluding
    reimbursements (%)(b)            1.07(c)        1.09         1.09          1.05         1.08        1.25(c)
  Net investment income (%)          1.78(c)        2.12         2.56          2.43         2.40        2.56(c)
Portfolio turnover (%)                 26             55           70(d)         37           36          59

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $213,858,000.
*** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        -              -            -             -         (.00%)(+)   (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

50  | USAA CORNERSTONE MODERATELY CONSERVATIVE FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                            BEGINNING              ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2017 -
                                          JUNE 1, 2017        NOVEMBER 30, 2017       NOVEMBER 30, 2017
                                          -------------------------------------------------------------
Actual                                      $1,000.00             $1,039.60                 $4.60

Hypothetical
  (5% return before expenses)                1,000.00              1,020.56                  4.56

*Expenses are equal to the Fund's annualized expense ratio of 0.90%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 3.96% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   97451-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA CORNERSTONE MODERATE FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE MODERATE FUND (USBSX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

   Portfolio of Investments                                                    4

   Notes to Portfolio of Investments                                          31

   Financial Statements                                                       37

   Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                               56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA CORNERSTONE MODERATE FUND (THE FUND) SEEKS HIGH TOTAL RETURN.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund's asset allocation is actively managed by adjusting the Fund's investments among asset classes that the Fund's manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs. The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment-grade ("junk" or high-yield) fixed-income securities.

The Fund's investments also include real estate investment trusts (REITs), investments that provide exposure to commodities (such as ETFs or national resources companies), and derivatives, including futures and options. Derivatives may be utilized by the Fund to reduce its volatility over time, to enhance returns, or to provide diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 HOLDINGS* - 11/30/17 o
                                (% of Net Assets)

Vanguard Short-Term Corporate Bond ETF** .................................. 5.6%
U.S. Treasury Bond, 3.13%, 8/15/2044 ...................................... 4.0%
Schwab Fundamental International Large Co.
  Index ETF** ............................................................. 3.6%
U.S. Treasury Bond, 3.00%, 5/15/2045 ...................................... 3.4%
Vanguard FTSE Developed Markets ETF** ..................................... 3.0%
Vanguard Total Bond Market ETF** .......................................... 2.7%
iShares Core MSCI EAFE ETF** .............................................. 2.4%
U.S. Treasury Note, 1.13%, 2/28/2021 ...................................... 2.4%
iShares Core MSCI Emerging Markets ETF** .................................. 2.2%
U.S. Treasury Note, 1.63%, 2/15/2026 ...................................... 2.0%

 * Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-30.

================================================================================

2  | USAA CORNERSTONE MODERATE FUND

================================================================================

                        o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES**                                          22.2%
U.S. EQUITY SECURITIES**                                                   20.1%
U.S. TREASURY SECURITIES                                                   16.0%
FIXED INCOME EXCHANGE-TRADED FUNDS**                                       13.6%
U.S. GOVERNMENT AGENCY ISSUES                                              11.0%
CORPORATE OBLIGATIONS                                                       6.5%
MONEY MARKET INSTRUMENTS                                                    4.4%
COMMERCIAL MORTGAGE SECURITIES                                              2.1%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES**                          1.0%
ASSET-BACKED SECURITIES                                                     0.8%
GLOBAL REAL ESTATE EQUITY SECURITIES**                                      0.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                           0.6%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.2%
CONVERTIBLE SECURITIES                                                      0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

 * Does not include futures and short-term investments purchased with cash collateral from securities loaned.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 4-30.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (20.1%)

            COMMON STOCKS (11.4%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            APPAREL RETAIL (0.2%)
     9,230  American Eagle Outfitters, Inc.                                                             $      148
    11,280  Buckle, Inc.(a)                                                                                    251
     4,880  Caleres, Inc.                                                                                      159
    13,730  Foot Locker, Inc.                                                                                  588
    21,710  Gap, Inc.                                                                                          702
     4,790  TJX Companies, Inc.                                                                                362
                                                                                                        ----------
                                                                                                             2,210
                                                                                                        ----------
            AUTO PARTS & EQUIPMENT (0.1%)
     8,810  American Axle & Manufacturing Holdings, Inc.*                                                      158
     1,650  Cooper-Standard Holdings, Inc.*                                                                    208
    11,570  Gentex Corp.                                                                                       237
     1,760  LCI Industries                                                                                     231
     3,490  Lear Corp.                                                                                         631
                                                                                                        ----------
                                                                                                             1,465
                                                                                                        ----------
            AUTOMOBILE MANUFACTURERS (0.1%)
       910  Tesla, Inc.*                                                                                       281
     1,950  Thor Industries, Inc.                                                                              299
                                                                                                        ----------
                                                                                                               580
                                                                                                        ----------
            AUTOMOTIVE RETAIL (0.0%)
     2,280  Asbury Automotive Group, Inc.*                                                                     150
     1,900  Group 1 Automotive, Inc.                                                                           154
     1,500  Lithia Motors, Inc. "A"                                                                            176
                                                                                                        ----------
                                                                                                               480
                                                                                                        ----------
            BROADCASTING (0.1%)
     5,225  CBS Corp. "B"                                                                                      293
    29,290  Discovery Communications, Inc. "A"*                                                                557
     3,436  Entercom Communications Corp. "A"                                                                   40
    14,470  Gray Television, Inc.*                                                                             208
     6,610  Sinclair Broadcast Group, Inc. "A"(a)                                                              225
                                                                                                        ----------
                                                                                                             1,323
                                                                                                        ----------

================================================================================

4  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.1%)
    26,840  Comcast Corp. "A"                                                                           $    1,008
                                                                                                        ----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
     5,680  GameStop Corp. "A"(a)                                                                              107
                                                                                                        ----------
            DEPARTMENT STORES (0.1%)
    10,470  Kohl's Corp.                                                                                       502
    23,550  Macy's, Inc.                                                                                       561
                                                                                                        ----------
                                                                                                             1,063
                                                                                                        ----------
            EDUCATION SERVICES (0.1%)
     3,580  Adtalem Global Education, Inc.                                                                     148
     2,140  Capella Education Co.                                                                              183
       400  Graham Holdings Co. "B"                                                                            233
                                                                                                        ----------
                                                                                                               564
                                                                                                        ----------
            GENERAL MERCHANDISE STORES (0.1%)
     2,860  Big Lots, Inc.                                                                                     169
     8,400  Target Corp.                                                                                       503
                                                                                                        ----------
                                                                                                               672
                                                                                                        ----------
            HOME IMPROVEMENT RETAIL (0.1%)
     4,970  Home Depot, Inc.                                                                                   894
     3,860  Lowe's Companies, Inc.                                                                             322
                                                                                                        ----------
                                                                                                             1,216
                                                                                                        ----------
            HOMEBUILDING (0.2%)
       410  NVR, Inc.*                                                                                       1,425
     6,630  Toll Brothers, Inc.                                                                                334
    14,200  TRI Pointe Group, Inc.*                                                                            257
                                                                                                        ----------
                                                                                                             2,016
                                                                                                        ----------
            HOMEFURNISHING RETAIL (0.0%)
    22,320  Bed Bath & Beyond, Inc.                                                                            500
                                                                                                        ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    12,100  Carnival Corp.                                                                                     794
     8,880  ILG, Inc.                                                                                          250
     4,680  Marriott International, Inc. "A"                                                                   594
     1,760  Marriott Vacations Worldwide Corp.                                                                 236
     5,200  Royal Caribbean Cruises Ltd.                                                                       644
                                                                                                        ----------
                                                                                                             2,518
                                                                                                        ----------
            MOVIES & ENTERTAINMENT (0.0%)
    14,630  Viacom, Inc. "B"                                                                                   414
                                                                                                        ----------
            PUBLISHING (0.0%)
     2,920  Meredith Corp.                                                                                     199
                                                                                                        ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.1%)
     3,880  Cheesecake Factory, Inc.(a)                                                                 $      190
     4,320  DineEquity, Inc.                                                                                   198
     4,150  McDonald's Corp.                                                                                   714
                                                                                                        ----------
                                                                                                             1,102
                                                                                                        ----------
            SPECIALTY STORES (0.1%)
    16,840  Dick's Sporting Goods, Inc.                                                                        496
    16,610  Hibbett Sports, Inc.*                                                                              331
    24,730  Office Depot, Inc.                                                                                  81
                                                                                                        ----------
                                                                                                               908
                                                                                                        ----------
            TIRES & RUBBER (0.0%)
     4,220  Cooper Tire & Rubber Co.                                                                           155
                                                                                                        ----------
            Total Consumer Discretionary                                                                    18,500
                                                                                                        ----------
            CONSUMER STAPLES (0.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    11,250  Archer-Daniels-Midland Co.                                                                         448
     3,890  Ingredion, Inc.                                                                                    539
                                                                                                        ----------
                                                                                                               987
                                                                                                        ----------
            BREWERS (0.0%)
     5,790  Molson Coors Brewing Co. "B"                                                                       452
                                                                                                        ----------
            DISTILLERS & VINTNERS (0.0%)
     6,980  Brown-Forman Corp. "B"                                                                             417
                                                                                                        ----------
            DRUG RETAIL (0.1%)
     6,340  CVS Health Corp.                                                                                   486
                                                                                                        ----------
            FOOD DISTRIBUTORS (0.0%)
     3,480  Spartannash Co.                                                                                     88
                                                                                                        ----------
            FOOD RETAIL (0.0%)
    17,000  Kroger Co.                                                                                         440
                                                                                                        ----------
            HOUSEHOLD PRODUCTS (0.1%)
    16,870  Procter & Gamble Co.                                                                             1,518
                                                                                                        ----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
     2,310  Costco Wholesale Corp.                                                                             426
     5,530  Wal-Mart Stores, Inc.                                                                              538
                                                                                                        ----------
                                                                                                               964
                                                                                                        ----------
            PACKAGED FOODS & MEAT (0.2%)
     4,910  J.M. Smucker Co.                                                                                   573
     1,770  Lancaster Colony Corp.                                                                             236
     2,100  Sanderson Farms, Inc.                                                                              356

================================================================================

6  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     7,280  Tyson Foods, Inc. "A"                                                                       $      599
                                                                                                        ----------
                                                                                                             1,764
                                                                                                        ----------
            PERSONAL PRODUCTS (0.0%)
     5,320  USANA Health Sciences, Inc.*                                                                       382
                                                                                                        ----------
            SOFT DRINKS (0.2%)
    14,250  Coca-Cola Co.                                                                                      652
     3,430  Dr. Pepper Snapple Group, Inc.                                                                     310
     7,220  PepsiCo, Inc.                                                                                      841
                                                                                                        ----------
                                                                                                             1,803
                                                                                                        ----------
            TOBACCO (0.1%)
     4,820  Philip Morris International, Inc.                                                                  495
                                                                                                        ----------
            Total Consumer Staples                                                                           9,796
                                                                                                        ----------
            ENERGY (0.7%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
     4,660  Chevron Corp.                                                                                      555
                                                                                                        ----------
            OIL & GAS DRILLING (0.0%)
    18,020  Rowan Companies plc "A"*                                                                           261
                                                                                                        ----------
            OIL & GAS EQUIPMENT & SERVICES (0.0%)
     2,480  Dril-Quip, Inc.*                                                                                   119
                                                                                                        ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    21,800  California Resources Corp.*(a)                                                                     343
    71,150  Denbury Resources, Inc.*                                                                           124
    14,470  Devon Energy Corp.                                                                                 558
    12,970  Murphy Oil Corp.                                                                                   362
    14,150  Newfield Exploration Co.*                                                                          438
     5,920  WPX Energy, Inc.*                                                                                   75
                                                                                                        ----------
                                                                                                             1,900
                                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.3%)
     3,120  Andeavor                                                                                           329
    14,230  HollyFrontier Corp.                                                                                633
    10,720  Marathon Petroleum Corp.                                                                           671
     9,210  PBF Energy, Inc. "A"                                                                               298
     4,840  Phillips 66                                                                                        472
     1,760  REX American Resources Corp.*                                                                      161
     7,270  Valero Energy Corp.                                                                                623
                                                                                                        ----------
                                                                                                             3,187
                                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     7,680  Cheniere Energy, Inc.*                                                                             371
    21,110  Kinder Morgan, Inc.                                                                                364
     6,040  ONEOK, Inc.                                                                                        313

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    21,550  Plains Group Holdings, LP "A"                                                               $      444
                                                                                                        ----------
                                                                                                             1,492
                                                                                                        ----------
            Total Energy                                                                                     7,514
                                                                                                        ----------
            FINANCIALS (1.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     2,050  Ameriprise Financial, Inc.                                                                         335
    12,530  Franklin Resources, Inc.                                                                           543
     6,340  SEI Investments Co.                                                                                446
     4,450  T. Rowe Price Group, Inc.                                                                          458
    13,450  Waddell & Reed Financial, Inc. "A"                                                                 273
                                                                                                        ----------
                                                                                                             2,055
                                                                                                        ----------
            CONSUMER FINANCE (0.2%)
     5,740  American Express Co.                                                                               561
     5,130  Capital One Financial Corp.                                                                        472
    10,450  Discover Financial Services                                                                        738
     2,860  Encore Capital Group, Inc.*                                                                        131
    16,120  Enova International, Inc.*                                                                         239
    11,970  SLM Corp.*                                                                                         139
    12,322  Synchrony Financial                                                                                442
     1,360  World Acceptance Corp.*                                                                            113
                                                                                                        ----------
                                                                                                             2,835
                                                                                                        ----------
            DIVERSIFIED BANKS (0.1%)
    16,333  Citigroup, Inc.                                                                                  1,233
     5,670  U.S. Bancorp                                                                                       313
                                                                                                        ----------
                                                                                                             1,546
                                                                                                        ----------
            FINANCIAL EXCHANGES & DATA (0.1%)
     3,380  Moody's Corp.                                                                                      513
     3,320  MSCI, Inc.                                                                                         427
                                                                                                        ----------
                                                                                                               940
                                                                                                        ----------
            INSURANCE BROKERS (0.1%)
     3,500  Aon plc                                                                                            491
     4,230  Marsh & McLennan Companies, Inc.                                                                   355
                                                                                                        ----------
                                                                                                               846
                                                                                                        ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
     7,380  E*Trade Financial Corp.*                                                                           355
    16,390  Greenhill & Co., Inc.(a)                                                                           333
     2,440  Raymond James Financial, Inc.                                                                      215
                                                                                                        ----------
                                                                                                               903
                                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.2%)
     6,200  AFLAC, Inc.                                                                                        543

================================================================================

8  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     6,130  Athene Holding Ltd. "A"*                                                                    $      295
     1,880  Primerica, Inc.                                                                                    195
     5,240  Principal Financial Group, Inc.                                                                    371
     3,640  Prudential Financial, Inc.                                                                         422
                                                                                                        ----------
                                                                                                             1,826
                                                                                                        ----------
            MULTI-LINE INSURANCE (0.0%)
     3,800  American Financial Group, Inc.                                                                     399
                                                                                                        ----------
            MULTI-SECTOR HOLDINGS (0.0%)
     1,060  Berkshire Hathaway, Inc. "B"*                                                                      205
                                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
     3,260  Allstate Corp.                                                                                     335
     4,820  Employers Holdings, Inc.                                                                           236
     6,320  First American Financial Corp.                                                                     351
    14,460  Old Republic International Corp.                                                                   303
     9,320  Progressive Corp.                                                                                  496
     4,790  W.R. Berkley Corp.                                                                                 331
                                                                                                        ----------
                                                                                                             2,052
                                                                                                        ----------
            REGIONAL BANKS (0.4%)
     3,020  Bank of Hawaii Corp.                                                                               256
     9,630  BB&T Corp.                                                                                         476
     3,350  Comerica, Inc.                                                                                     279
    10,790  East West Bancorp, Inc.                                                                            664
    25,530  Fifth Third Bancorp                                                                                779
     7,860  First Financial Bancorp                                                                            223
    26,000  KeyCorp                                                                                            494
     1,540  M&T Bank Corp.                                                                                     260
     2,000  PNC Financial Services Group, Inc.                                                                 281
    31,370  Regions Financial Corp.                                                                            520
    11,700  TCF Financial Corp.                                                                                238
                                                                                                        ----------
                                                                                                             4,470
                                                                                                        ----------
            REINSURANCE (0.1%)
     1,240  Everest Re Group Ltd.                                                                              272
    14,060  Maiden Holdings Ltd.                                                                                91
     5,310  Reinsurance Group of America, Inc.                                                                 861
                                                                                                        ----------
                                                                                                             1,224
                                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    10,290  BofI Holding, Inc.*(a)                                                                             284
     3,630  Farmer Mac "C"                                                                                     270
     7,160  Homestreet, Inc.*                                                                                  218
     2,480  Meta Financial Group, Inc.                                                                         233
    13,140  Nationstar Mortgage Holdings, Inc.*                                                                238
    23,660  NMI Holdings, Inc. "A"*                                                                            403

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     9,340  Provident Financial Services, Inc.                                                          $      255
    17,850  Radian Group, Inc.                                                                                 366
     3,560  Walker & Dunlop, Inc.*                                                                             176
     7,590  Washington Federal, Inc.                                                                           264
                                                                                                        ----------
                                                                                                             2,707
                                                                                                        ----------
            Total Financials                                                                                22,008
                                                                                                        ----------
            HEALTH CARE (1.5%)
            ------------------
            BIOTECHNOLOGY (0.4%)
     5,020  AbbVie, Inc.                                                                                       486
     6,280  Amgen, Inc.                                                                                      1,103
     2,570  Biogen, Inc.*                                                                                      828
     2,960  Eagle Pharmaceuticals, Inc.*                                                                       175
     9,170  Gilead Sciences, Inc.                                                                              686
     7,790  Myriad Genetics, Inc.*                                                                             270
     4,370  United Therapeutics Corp.*                                                                         568
     3,720  Vertex Pharmaceuticals, Inc.*                                                                      537
                                                                                                        ----------
                                                                                                             4,653
                                                                                                        ----------
            HEALTH CARE DISTRIBUTORS (0.1%)
     5,800  AmerisourceBergen Corp.                                                                            492
     5,430  Cardinal Health, Inc.                                                                              322
     2,310  McKesson Corp.                                                                                     341
                                                                                                        ----------
                                                                                                             1,155
                                                                                                        ----------
            HEALTH CARE EQUIPMENT (0.2%)
     6,520  Baxter International, Inc.                                                                         427
     1,460  C.R. Bard, Inc.                                                                                    490
     6,140  Globus Medical, Inc. "A"*                                                                          233
     1,820  IDEXX Laboratories, Inc.*                                                                          285
     1,710  Intuitive Surgical, Inc.*                                                                          684
     2,680  Masimo Corp.*                                                                                      238
                                                                                                        ----------
                                                                                                             2,357
                                                                                                        ----------
            HEALTH CARE FACILITIES (0.1%)
     5,130  HealthSouth Corp.                                                                                  256
    10,540  Select Medical Holdings Corp.*                                                                     186
     3,430  Universal Health Services, Inc. "B"                                                                372
                                                                                                        ----------
                                                                                                               814
                                                                                                        ----------
            HEALTH CARE SERVICES (0.2%)
     3,180  AMN Healthcare Services, Inc.*                                                                     160
     1,340  Chemed Corp.                                                                                       330
     4,980  DaVita, Inc.*                                                                                      304
     8,260  Express Scripts Holding Co.*                                                                       538
    10,270  MEDNAX, Inc.*                                                                                      511

================================================================================

10  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     3,880  Quest Diagnostics, Inc.                                                                     $      382
                                                                                                        ----------
                                                                                                             2,225
                                                                                                        ----------
            HEALTH CARE SUPPLIES (0.1%)
     1,490  Align Technology, Inc.*                                                                            388
     1,500  Cooper Companies, Inc.                                                                             362
                                                                                                        ----------
                                                                                                               750
                                                                                                        ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
     3,840  Cambrex Corp.*                                                                                     188
     3,580  INC Research Holdings, Inc. "A"*                                                                   137
     1,060  Mettler-Toledo International, Inc.*                                                                667
     2,080  Thermo Fisher Scientific, Inc.                                                                     401
     2,830  Waters Corp.*                                                                                      558
                                                                                                        ----------
                                                                                                             1,951
                                                                                                        ----------
            MANAGED HEALTH CARE (0.1%)
     2,150  Anthem, Inc.                                                                                       505
     3,260  Centene Corp.*                                                                                     333
     1,850  Cigna Corp.                                                                                        392
                                                                                                        ----------
                                                                                                             1,230
                                                                                                        ----------
            PHARMACEUTICALS (0.2%)
     5,570  Bristol-Myers Squibb Co.                                                                           352
    14,870  Corcept Therapeutics, Inc.*                                                                        267
    13,440  Mallinckrodt plc*                                                                                  293
    12,360  Mylan N.V.*                                                                                        452
    24,360  Pfizer, Inc.                                                                                       883
     5,380  Phibro Animal Health Corp. "A"                                                                     187
    18,460  Sucampo Pharmaceuticals, Inc. "A"*                                                                 234
     3,580  Supernus Pharmaceuticals, Inc.*                                                                    135
                                                                                                        ----------
                                                                                                             2,803
                                                                                                        ----------
            Total Health Care                                                                               17,938
                                                                                                        ----------
            INDUSTRIALS (1.3%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
     2,610  Boeing Co.                                                                                         722
     1,070  General Dynamics Corp.                                                                             222
     2,120  Huntington Ingalls Industries, Inc.                                                                512
     2,810  L3 Technologies, Inc.                                                                              558
     2,320  Moog, Inc. "A"*                                                                                    195
     2,350  Rockwell Collins, Inc.                                                                             311
     1,780  Teledyne Technologies, Inc.*                                                                       332
                                                                                                        ----------
                                                                                                             2,852
                                                                                                        ----------
            AIRLINES (0.1%)
     7,100  American Airlines Group, Inc.                                                                      359

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     8,180  Delta Air Lines, Inc.                                                                       $      433
     7,940  JetBlue Airways Corp.*                                                                             170
     3,730  SkyWest, Inc.                                                                                      194
     5,130  United Continental Holdings, Inc.*                                                                 325
                                                                                                        ----------
                                                                                                             1,481
                                                                                                        ----------
            BUILDING PRODUCTS (0.0%)
    14,850  NCI Building Systems, Inc.*                                                                        248
                                                                                                        ----------
            COMMERCIAL PRINTING (0.0%)
     3,000  Deluxe Corp.                                                                                       213
     5,548  LSC Communications, Inc.                                                                            91
                                                                                                        ----------
                                                                                                               304
                                                                                                        ----------
            CONSTRUCTION & ENGINEERING (0.1%)
     3,420  EMCOR Group, Inc.                                                                                  276
     6,640  Jacobs Engineering Group, Inc.                                                                     436
     8,390  KBR, Inc.                                                                                          157
                                                                                                        ----------
                                                                                                               869
                                                                                                        ----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
     2,510  Cummins, Inc.                                                                                      420
     2,470  Greenbrier Companies, Inc.(a)                                                                      123
     6,420  PACCAR, Inc.                                                                                       452
     6,600  Wabash National Corp.                                                                              133
                                                                                                        ----------
                                                                                                             1,128
                                                                                                        ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     8,940  Copart, Inc.*                                                                                      386
     4,380  Viad Corp.                                                                                         252
                                                                                                        ----------
                                                                                                               638
                                                                                                        ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    10,550  Atkore International Group, Inc.*                                                                  224
     5,420  Eaton Corp. plc                                                                                    422
     2,070  EnerSys                                                                                            143
     2,440  Regal-Beloit Corp.                                                                                 188
     2,710  Rockwell Automation, Inc.                                                                          523
                                                                                                        ----------
                                                                                                             1,500
                                                                                                        ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    10,370  Republic Services, Inc.                                                                            674
                                                                                                        ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     4,750  ManpowerGroup, Inc.                                                                                612
                                                                                                        ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
     1,150  3M Co.                                                                                             280

================================================================================

12  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     1,150  Roper Technologies, Inc.                                                                    $      307
                                                                                                        ----------
                                                                                                               587
                                                                                                        ----------
            INDUSTRIAL MACHINERY (0.2%)
     4,070  Barnes Group, Inc.                                                                                 270
     2,750  Crane Co.                                                                                          235
     3,960  Illinois Tool Works, Inc.                                                                          670
     4,710  Ingersoll-Rand plc                                                                                 413
     1,470  Nordson Corp.                                                                                      188
     2,430  Snap-On, Inc.                                                                                      412
     2,500  Stanley Black & Decker, Inc.                                                                       424
                                                                                                        ----------
                                                                                                             2,612
                                                                                                        ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
     5,680  Herman Miller, Inc.                                                                                203
                                                                                                        ----------
            RESEARCH & CONSULTING SERVICES (0.0%)
     9,030  Navigant Consulting, Inc.*                                                                         173
                                                                                                        ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
     2,820  GATX Corp.                                                                                         178
     3,340  United Rentals, Inc.*                                                                              533
     2,350  W.W. Grainger, Inc.                                                                                520
                                                                                                        ----------
                                                                                                             1,231
                                                                                                        ----------
            TRUCKING (0.0%)
     2,270  Old Dominion Freight Line, Inc.                                                                    294
                                                                                                        ----------
            Total Industrials                                                                               15,406
                                                                                                        ----------
            INFORMATION TECHNOLOGY (2.6%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    14,210  Cadence Design Systems, Inc.*                                                                      624
     8,190  Citrix Systems, Inc.*                                                                              717
     2,950  Intuit, Inc.                                                                                       464
                                                                                                        ----------
                                                                                                             1,805
                                                                                                        ----------
            COMMUNICATIONS EQUIPMENT (0.2%)
     1,560  Arista Networks, Inc.*                                                                             364
    23,196  Cisco Systems, Inc.                                                                                865
     2,690  F5 Networks, Inc.*                                                                                 361
     2,770  Harris Corp.                                                                                       400
     1,880  InterDigital, Inc.                                                                                 143
    21,140  Juniper Networks, Inc.                                                                             587
     3,180  Plantronics, Inc.                                                                                  166
                                                                                                        ----------
                                                                                                             2,886
                                                                                                        ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     3,390  Alliance Data Systems Corp.                                                                        811

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     7,910  Automatic Data Processing, Inc.                                                             $      905
     9,650  Convergys Corp.                                                                                    238
     4,850  CSG Systems International, Inc.                                                                    223
     5,570  Fiserv, Inc.*                                                                                      732
     7,510  MasterCard, Inc. "A"                                                                             1,130
     2,850  MAXIMUS, Inc.                                                                                      197
     6,200  PayPal Holdings, Inc.*                                                                             470
    28,230  Sabre Corp.                                                                                        562
     4,470  Vantiv, Inc. "A"*                                                                                  335
     5,320  Visa, Inc. "A"                                                                                     599
                                                                                                        ----------
                                                                                                             6,202
                                                                                                        ----------
            ELECTRONIC COMPONENTS (0.1%)
     8,310  Amphenol Corp. "A"                                                                                 753
                                                                                                        ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     5,100  Keysight Technologies, Inc.*                                                                       222
                                                                                                        ----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
     6,870  Benchmark Electronics, Inc.*                                                                       209
     6,690  Jabill, Inc.                                                                                       193
     3,730  Sanmina Corp.*                                                                                     127
                                                                                                        ----------
                                                                                                               529
                                                                                                        ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
     6,630  Activision Blizzard, Inc.                                                                          414
     3,440  Electronic Arts, Inc.*                                                                             366
                                                                                                        ----------
                                                                                                               780
                                                                                                        ----------
            INTERNET SOFTWARE & SERVICES (0.3%)
    10,310  Akamai Technologies, Inc.*                                                                         575
    14,610  eBay, Inc.*                                                                                        507
     4,920  Facebook, Inc. "A"*                                                                                872
     8,710  VeriSign, Inc.*                                                                                  1,002
                                                                                                        ----------
                                                                                                             2,956
                                                                                                        ----------
            IT CONSULTING & OTHER SERVICES (0.4%)
     7,850  Accenture plc "A"                                                                                1,162
     1,420  CACI International, Inc. "A"*                                                                      187
    12,640  Cognizant Technology Solutions Corp. "A"                                                           914
     4,060  DXC Technology Co.                                                                                 390
    13,190  Hackett Group, Inc.                                                                                215
     7,470  International Business Machines Corp.                                                            1,150
     2,180  Science Applications International Corp.                                                           162
     8,260  Teradata Corp.*                                                                                    314
                                                                                                        ----------
                                                                                                             4,494
                                                                                                        ----------

================================================================================

14  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.2%)
     3,590  Advanced Energy Industries, Inc.*                                                           $      269
     6,950  Applied Materials, Inc.                                                                            367
     3,090  Cabot Microelectronics Corp.                                                                       298
     2,770  KLA-Tencor Corp.                                                                                   283
     3,250  Lam Research Corp.                                                                                 625
     7,050  Teradyne, Inc.                                                                                     285
     5,080  Xperi Corp.                                                                                         98
                                                                                                        ----------
                                                                                                             2,225
                                                                                                        ----------
            SEMICONDUCTORS (0.2%)
     3,200  Cirrus Logic, Inc.*                                                                                177
    13,750  Intel Corp.                                                                                        616
     4,100  Microchip Technology, Inc.                                                                         357
    16,790  Micron Technology, Inc.*                                                                           712
     1,350  NVIDIA Corp.                                                                                       271
     6,650  QUALCOMM, Inc.                                                                                     441
     3,410  Texas Instruments, Inc.                                                                            332
                                                                                                        ----------
                                                                                                             2,906
                                                                                                        ----------
            SYSTEMS SOFTWARE (0.1%)
    17,220  CA, Inc.                                                                                           570
     2,580  Microsoft Corp.                                                                                    217
    15,330  Oracle Corp.                                                                                       752
                                                                                                        ----------
                                                                                                             1,539
                                                                                                        ----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
     2,920  Arrow Electronics, Inc.*                                                                           236
     5,450  Avnet, Inc.                                                                                        226
     5,700  CDW Corp.                                                                                          399
     2,660  ePlus, Inc.*                                                                                       216
     3,220  Insight Enterprises, Inc.*                                                                         125
     1,740  Tech Data Corp.*                                                                                   168
                                                                                                        ----------
                                                                                                             1,370
                                                                                                        ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
    41,040  Hewlett Packard Enterprise Co.                                                                     573
     8,690  Seagate Technology plc                                                                             335
     6,230  Western Digital Corp.                                                                              491
    18,670  Xerox Corp.                                                                                        554
                                                                                                        ----------
                                                                                                             1,953
                                                                                                        ----------
            Total Information Technology                                                                    30,620
                                                                                                        ----------
            MATERIALS (0.4%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     4,500  LyondellBasell Industries N.V. "A"                                                                 471

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
     3,650  Trinseo S.A.                                                                                $      269
                                                                                                        ----------
                                                                                                               740
                                                                                                        ----------
            DIVERSIFIED CHEMICALS (0.0%)
     3,810  DowDuPont, Inc.                                                                                    274
                                                                                                        ----------
            DIVERSIFIED METALS & MINING (0.0%)
    24,200  Freeport-McMoRan, Inc.*                                                                            337
                                                                                                        ----------
            METAL & GLASS CONTAINERS (0.0%)
     8,210  Crown Holdings, Inc.*                                                                              490
                                                                                                        ----------
            PAPER PACKAGING (0.1%)
     3,370  Avery Dennison Corp.                                                                               385
     5,570  Sonoco Products Co.                                                                                298
                                                                                                        ----------
                                                                                                               683
                                                                                                        ----------
            PAPER PRODUCTS (0.1%)
     3,280  Neenah Paper, Inc.                                                                                 293
     4,740  Schweitzer-Mauduit International, Inc.                                                             215
                                                                                                        ----------
                                                                                                               508
                                                                                                        ----------
            SPECIALTY CHEMICALS (0.1%)
     3,730  Celanese Corp. "A"                                                                                 400
     2,690  Innospec, Inc.                                                                                     192
     4,500  Kraton Corp.*                                                                                      212
     1,810  Minerals Technologies, Inc.                                                                        131
     5,620  Rayonier Advanced Materials, Inc.                                                                  106
       960  Sherwin-Williams Co.                                                                               383
     2,190  Stepan Co.                                                                                         182
                                                                                                        ----------
                                                                                                             1,606
                                                                                                        ----------
            STEEL (0.0%)
    19,360  SunCoke Energy, Inc.*                                                                              221
     2,920  Worthington Industries, Inc.                                                                       121
                                                                                                        ----------
                                                                                                               342
                                                                                                        ----------
            Total Materials                                                                                  4,980
                                                                                                        ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.1%)
    21,915  CenturyLink, Inc.                                                                                  320
    10,530  Zayo Group Holdings, Inc.*                                                                         372
                                                                                                        ----------
                                                                                                               692
                                                                                                        ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    19,660  AT&T, Inc.                                                                                         715
    10,270  Verizon Communications, Inc.                                                                       523
                                                                                                        ----------
                                                                                                             1,238
                                                                                                        ----------

================================================================================

16  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.0%)
    10,660  T-Mobile US, Inc.*                                                                          $      651
                                                                                                        ----------
            Total Telecommunication Services                                                                 2,581
                                                                                                        ----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
     9,400  Hawaiian Electric Industries, Inc.                                                                 361
    21,550  Spark Energy, Inc. "A"(a)                                                                          269
                                                                                                        ----------
                                                                                                               630
                                                                                                        ----------
            GAS UTILITIES (0.0%)
     8,960  UGI Corp.                                                                                          439
                                                                                                        ----------
            MULTI-UTILITIES (0.2%)
    27,990  Ameren Corp.                                                                                     1,790
    33,310  CenterPoint Energy, Inc.                                                                         1,000
                                                                                                        ----------
                                                                                                             2,790
                                                                                                        ----------
            Total Utilities                                                                                  3,859
                                                                                                        ----------
            Total Common Stocks (cost: $119,580)                                                           133,202
                                                                                                        ----------

            PREFERRED STOCKS (1.4%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.7%)
   161,682  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual(b)                                  4,693
    28,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b),(c)                   2,906
                                                                                                        ----------
                                                                                                             7,599
                                                                                                        ----------
            Total Consumer Staples                                                                           7,599
                                                                                                        ----------
            ENERGY (0.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     4,900  Chesapeake Energy Corp., 5.75%, perpetual(b),(c)                                                 2,833
                                                                                                        ----------
            FINANCIALS (0.3%)
            -----------------
            LIFE & HEALTH INSURANCE (0.3%)
   167,198  Delphi Financial Group, Inc., 4.61%, cumulative redeemable,
              3 mo. USD LIBOR + 3.19%(h)                                                                     3,404
                                                                                                        ----------
            REINSURANCE (0.0%)
     1,500  American Overseas Group Ltd., 5.12%, non-cumulative,
              3 mo. USD LIBOR + 3.56%*(d),(e),(h),(s)                                                          375
                                                                                                        ----------
            Total Financials                                                                                 3,779
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   112,000  Qwest Corp., 6.50%(b)                                                                       $    2,628
                                                                                                        ----------
            Total Preferred Stocks (cost: $18,548)                                                          16,839
                                                                                                        ----------

            EXCHANGE-TRADED FUNDS (7.3%)
   121,700  Consumer Discretionary Select Sector SPDR Fund                                                  11,762
   198,400  Consumer Staples Select Sector SPDR                                                             11,120
   134,900  Health Care Select Sector SPDR Fund                                                             11,260
   160,400  Industrial Select Sector SPDR Fund                                                              11,952
    36,600  iShares Core S&P 500 ETF                                                                         9,768
    83,760  Vanguard S&P 500 ETF                                                                            20,383
    71,680  Vanguard Total Stock Market ETF                                                                  9,773
                                                                                                        ----------
            Total Exchange-Traded Funds (cost: $76,080)                                                     86,018
                                                                                                        ----------
            Total U.S. Equity Securities (cost: $214,208)                                                  236,059
                                                                                                        ----------

            INTERNATIONAL EQUITY SECURITIES (22.2%)

            COMMON STOCKS (0.1%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
     4,610  Delphi Automotive plc                                                                              482
                                                                                                        ----------
            ENERGY (0.0%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.0%)
    11,970  TechnipFMC plc                                                                                     343
                                                                                                        ----------
            Total Common Stocks (cost: $797)                                                                   825
                                                                                                        ----------

            EXCHANGE-TRADED FUNDS (22.1%)
   424,860  iShares Core MSCI EAFE ETF                                                                      27,968
   469,500  iShares Core MSCI Emerging Markets ETF                                                          26,222
   167,400  iShares Edge MSCI Min Volatility Emerging Markets ETF                                            9,910
   274,500  iShares Edge MSCI Minimum Volatility EAFE ETF                                                   19,973
   224,400  PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                       10,098
   597,600  PowerShares FTSE RAFI Emerging Markets Portfolio                                                12,813
   599,200  Schwab Fundamental Emerging Markets Large Co. Index ETF                                         17,509
 1,389,900  Schwab Fundamental International Large Co. Index ETF                                            42,475
   231,700  Schwab Fundamental International Small Co. Index ETF                                             8,295
    34,497  SPDR S&P Emerging Markets Small Cap ETF                                                          1,763
   128,620  Vanguard FTSE All-World ex-US ETF                                                                6,956
   788,000  Vanguard FTSE Developed Markets ETF                                                             35,113
   229,780  Vanguard FTSE Emerging Markets ETF                                                              10,221
   231,430  Vanguard FTSE Europe ETF                                                                        13,555

================================================================================

18  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
    59,797  WisdomTree Emerging Markets SmallCap Dividend Fund                                          $    2,957
   223,351  WisdomTree India Earnings Fund                                                                   5,972
   134,370  WisdomTree Japan Hedged Equity Fund                                                              7,875
                                                                                                        ----------
            Total Exchange-Traded Funds (cost: $223,463)                                                   259,675
                                                                                                        ----------
            Total International Equity Securities (cost: $224,260)                                         260,500
                                                                                                        ----------

            PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.0%)

            GOLD (0.0%)

            NORTH AMERICAN GOLD COMPANIES (0.0%)
   110,164  Hycroft Mining Corp.*(d),(e),(s) (cost: $3,919)                                                     33
                                                                                                        ----------

            EXCHANGE-TRADED FUNDS (1.0%)
    65,300  First Trust Global Tactical Commodity Strategy Fund*                                             1,340
   114,500  PowerShares DB Commodity Index Tracking Fund*(a)                                                 1,851
   114,300  United States Commodity Index Fund*                                                              4,685
    81,400  VanEck Vectors Gold Miners ETF                                                                   1,829
    47,200  VanEck Vectors Junior Gold Miners ETF                                                            1,494
                                                                                                        ----------
            Total Exchange-Traded Funds (cost: $12,267)                                                     11,199
                                                                                                        ----------
            Total Precious Metals and Commodity-Related Securities (cost: $16,186)                          11,232
                                                                                                        ----------

            GLOBAL REAL ESTATE EQUITY SECURITIES (0.8%)

            COMMON STOCKS (0.3%)

            REAL ESTATE SERVICES (0.1%)
    14,440  CBRE Group, Inc. "A"*                                                                              626
    11,470  HFF, Inc. "A"                                                                                      518
                                                                                                        ----------
                                                                                                             1,144
                                                                                                        ----------
            REITs - HEALTH CARE (0.0%)
    13,320  Sabra Health Care REIT, Inc.                                                                       256
                                                                                                        ----------
            REITs - HOTEL & RESORT (0.0%)
    16,350  RLJ Lodging Trust                                                                                  354
                                                                                                        ----------
            REITs - RETAIL (0.1%)
    35,420  Brixmor Property Group, Inc.                                                                       640
                                                                                                        ----------
            REITs - SPECIALIZED (0.1%)
     5,540  American Tower Corp.                                                                               798
     2,900  SBA Communications Corp.*                                                                          492
                                                                                                        ----------
                                                                                                             1,290
                                                                                                        ----------
            Total Common Stocks (cost: $3,493)                                                               3,684
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES   SECURITY                                                                                         (000)
------------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (0.1%)

            REITs - MORTGAGE (0.1%)
    24,000  Arbor Realty Trust, Inc., 7.38%*(b) (cost: $600)                                            $      614
                                                                                                        ----------

            EXCHANGE-TRADED FUNDS (0.4%)
    69,100  Vanguard REIT ETF (cost: $5,671)                                                                 5,831
                                                                                                        ----------
            Total Global Real Estate Equity Securities (cost: $9,764)                                       10,129
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                      COUPON
(000)                                                                        RATE          MATURITY
------------------------------------------------------------------------------------------------------------------
            BONDS (51.0%)

            CORPORATE OBLIGATIONS (6.5%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            DEPARTMENT STORES (0.1%)
$    1,588  Neiman Marcus Group Ltd., LLC, LIBOR + 3.25%(f)                  4.49%       10/25/2020          1,301
                                                                                                        ----------
            SPECIALTY STORES (0.4%)
     2,887  Academy Ltd., LIBOR + 4%(f)                                      5.31         7/01/2022          2,332
     2,050  Guitar Center, Inc.(a),(c)                                       6.50         4/15/2019          1,935
                                                                                                        ----------
                                                                                                             4,267
                                                                                                        ----------
            Total Consumer Discretionary                                                                     5,568
                                                                                                        ----------
            CONSUMER STAPLES (0.1%)
            -----------------------
            FOOD RETAIL (0.1%)
     1,200  BI-LO, LLC & BI-LO Finance Corp.(a),(c)                          9.25         2/15/2019          1,155
                                                                                                        ----------
            ENERGY (1.0%)
            -------------
            OIL & GAS DRILLING (0.0%)
     1,407  Schahin II Finance Co. SPV Ltd.(c),(g)                           5.88         9/25/2023            211
                                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.0%)
     2,950  Enbridge Energy Partners, LP(b)                                  7.38        10/15/2045          3,865
     1,900  Energy Transfer Partners, LP, 3 mo.
              USD LIBOR + 3.0175%(a)                                         4.39(h)     11/01/2066          1,709
     2,500  Enterprise TE Partners, 3 mo. USD
              LIBOR + 2.7775%(b)                                             4.09(h)      6/01/2067          2,450
       800  Martin Midstream Partners, LP & Martin Midstream
              Finance Corp.(b)                                               7.25         2/15/2021            818
     1,000  Southern Union Co., 3 mo. USD LIBOR + 3.0175%(b)                 4.39(h)     11/01/2066            861

================================================================================

20  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$    1,400  Tallgrass Energy Partners, LP & Tallgrass Energy
              Finance Corp.(b),(c)                                           5.50%        9/15/2024     $    1,459
                                                                                                        ----------
                                                                                                            11,162
                                                                                                        ----------
            Total Energy                                                                                    11,373
                                                                                                        ----------
            FINANCIALS (4.3%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     1,600  Ares Capital Corp.(b)                                            3.63         1/19/2022          1,611
                                                                                                        ----------
     6,000  Prospect Capital Corp.(b)                                        5.00         7/15/2019          6,152
                                                                                                        ----------
                                                                                                             7,763
                                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.4%)
     2,800  Prudential Financial, Inc., 3 mo. USD
              LIBOR + 3.92%(b)                                               5.63(h)      6/15/2043          3,038
     1,885  StanCorp Financial Group, Inc., 3 mo. USD
              LIBOR + 2.51%(b)                                               3.83(h)      6/01/2067          1,885
                                                                                                        ----------
                                                                                                             4,923
                                                                                                        ----------
            MULTI-LINE INSURANCE (0.5%)
     5,670  Nationwide Mutual Insurance Co., 3 mo. USD
              LIBOR + 2.29%(b),(c)                                           3.61(h)     12/15/2024          5,670
                                                                                                        ----------
            MULTI-SECTOR HOLDINGS (0.3%)
     3,000  BNSF Funding Trust I, 3 mo. USD LIBOR + 2.35%(b)                 6.61(h)     12/15/2055          3,443
                                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
     3,200  Allstate Corp., 3 mo. USD LIBOR + 2.938%(b)                      5.75(h)      8/15/2053          3,496
     3,179  AmTrust Financial Services, Inc.(a)                              6.13         8/15/2023          3,103
     2,621  AmTrust Financial Services, Inc.(b)                              2.75        12/15/2044          1,899
     2,575  HSB Group, Inc., 3 mo. USD LIBOR + 0.91%(b)                      2.27(h)      7/15/2027          2,298
                                                                                                        ----------
                                                                                                            10,796
                                                                                                        ----------
            REGIONAL BANKS (1.6%)
     1,000  Allfirst Preferred Capital Trust, 3 mo. USD
              LIBOR + 1.5%(b)                                                2.86(h)      7/15/2029            956
     2,000  Compass Bank(b)                                                  3.88         4/10/2025          2,004
     4,000  Cullen/Frost Capital Trust II, 3 mo. USD
              LIBOR + 1.55%(b)                                               2.87(h)      3/01/2034          3,571
     2,850  First Maryland CapitalTrust I, 3 mo. USD
              LIBOR + 1%(b)                                                  2.36(h)      1/15/2027          2,690
     2,000  Huntington CapitalTrust II "B", 3 mo. USD
              LIBOR + 0.625%(b)                                              1.95(h)      6/15/2028          1,792
     2,000  Manufacturers & Traders Trust Co., 3 mo. USD
              LIBOR + 0.64%(b)                                               1.96(h)     12/01/2021          1,990
     6,000  Sun Trust Capital I, 3 mo. USD LIBOR + 0.67%(b)                  2.09(h)      5/15/2027          5,537
                                                                                                        ----------
                                                                                                            18,540
                                                                                                        ----------
            Total Financials                                                                                51,135
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
            HEALTH CARE (0.1%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
$    3,000  Community Health Systems, Inc.(a)                                6.88%        2/01/2022     $    1,822
                                                                                                        ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRLINES (0.0%)
       322  America West Airlines, Inc. Pass-Through Trust (INS)(b)          7.93         7/02/2020            330
                                                                                                        ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       500  Artesyn Embedded Technologies, Inc.(b),(c)                       9.75        10/15/2020            493
                                                                                                        ----------
            Total Industrials                                                                                  823
                                                                                                        ----------
            REAL ESTATE (0.1%)
            ------------------
            REAL ESTATE DEVELOPMENT (0.0%)
       599  Crescent Communities, LLC & Crescent
              Ventures, Inc.(b),(c)                                          8.88        10/15/2021            640
                                                                                                        ----------
            REITs - HEALTH CARE (0.1%)
     1,000  Sabra Health Care, LP(b)                                         5.13         8/15/2026          1,018
                                                                                                        ----------
            Total Real Estate                                                                                1,658
                                                                                                        ----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
     2,150  NextEra Energy Capital Holdings, Inc., 3 mo.
              USD LIBOR + 3.348%(b)                                          4.66(h)      9/01/2067          2,150
                                                                                                        ----------
            MULTI-UTILITIES (0.1%)
     1,300  WEC Energy Group, Inc., 3 mo. USD
              LIBOR + 2.1125%(b)                                             3.53(h)      5/15/2067          1,255
                                                                                                        ----------
            Total Utilities                                                                                  3,405
                                                                                                        ----------
            Total Corporate Obligations (cost: $73,199)                                                     76,939
                                                                                                        ----------

            CONVERTIBLE SECURITIES (0.2%)

            MATERIALS (0.2%)
            ----------------
            GOLD (0.2%)
       317  Hycroft Mining Corp.(d),(e),(i),(s)                             15.00(p)     10/22/2020            441
     2,500  Pretium Resources, Inc.(c)                                       2.25         3/15/2022          2,564
                                                                                                        ----------
                                                                                                             3,005
                                                                                                        ----------
            Total Materials                                                                                  3,005
                                                                                                        ----------
            Total Convertible Securities (cost: $2,727)                                                      3,005
                                                                                                        ----------

================================================================================

22  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)

            ENERGY (0.1%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
$      600  TransCanada Trust, 3 mo. USD LIBOR + 3.528%(b)                   5.63%(h)     5/20/2075     $      636
                                                                                                        ----------
            FINANCIALS (0.3%)
            -----------------
            PROPERTY & CASUALTY INSURANCE (0.3%)
     3,430  QBE Capital Funding III Ltd., USD Swap
              Semi-Annual 30/360 10 YR + 4.05%(b),(c)                        7.25(h)      5/24/2041          3,820
                                                                                                        ----------
            MATERIALS (0.2%)
            ----------------
            GOLD (0.2%)
     2,285  Newcrest Finance Property Ltd.(b),(c)                            4.45        11/15/2021          2,407
                                                                                                        ----------
            Total Eurodollar and Yankee Obligations (cost: $6,166)                                           6,863
                                                                                                        ----------

            ASSET-BACKED SECURITIES (0.8%)

            FINANCIALS (0.8%)
            -----------------
            ASSET-BACKED FINANCING (0.8%)
     1,700  Avis Budget Rental Car Funding AESOP, LLC(c)                     2.96         7/20/2020          1,704
       933  Avis Budget Rental Car Funding AESOP, LLC(c)                     3.75         7/20/2020            935
       480  Napier Park Rail Lease, LLC                                      3.37        10/21/2047            480
       950  Navient Student Loan Trust, 1 mo. USD
              LIBOR + 1.5%                                                   2.83(h)      8/25/2050            947
     1,499  SCF Equipment Trust, LLC(c)                                      3.41        12/20/2023          1,499
     2,000  SLC Student Loan Trust, 3 mo. USD LIBOR + 0.45%                  1.81(h)      7/15/2036          1,907
       446  SLM Student Loan Trust, 3 mo. USD LIBOR + 0.55%                  1.92(h)     10/25/2065            427
     1,461  Synchrony Credit Card Master Note Trust                          2.95         5/15/2024          1,465
                                                                                                        ----------
                                                                                                             9,364
                                                                                                        ----------
            Total Financials                                                                                 9,364
                                                                                                        ----------
            Total Asset-Backed Securities (cost: $8,819)                                                     9,364
                                                                                                        ----------

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

            FINANCIALS (0.2%)
            -----------------
       264  Sequoia Mortgage Trust, 1 mo. USD LIBOR + 0.9%                   2.18(h)      9/20/2033            257
     2,440  Structured Asset Mortgage Investments, Inc., 1
              mo. USD LIBOR + 0.5%                                           1.78(h)      7/19/2035          2,265
       279  Wells Fargo Mortgage Backed Securities Trust                     3.00(r)      4/25/2035            264
                                                                                                        ----------
            Total Financials                                                                                 2,786
                                                                                                        ----------
            Total Collateralized Mortgage Obligations (cost: $2,899)                                         2,786
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (2.1%)

            FINANCIALS (2.1%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (1.9%)
$    1,673  Banc of America Commercial Mortgage, Inc.                        5.00%        7/10/2044     $    1,202
     4,000  Banc of America Commercial Mortgage, Inc.                        6.47(r)      2/10/2051          4,011
     3,593  Bear Stearns Commercial Mortgage Securities, Inc.(c)             5.66(r)      9/11/2041          3,624
       400  Citigroup Commercial Mortgage Trust                              6.42(r)     12/10/2049            258
       424  Commercial Mortgage Trust                                        5.38        12/10/2046            427
     4,768  Credit Suisse Commercial Mortgage Pass-Through
              Trust, 1 mo. USD LIBOR + 0.19%                                 1.46(h)      2/15/2040          4,489
     4,200  FREMF Mortgage Trust(c)                                          3.68(r)      8/25/2045          4,262
       275  GE Capital Commercial Mortgage Corp.                             5.61(r)     12/10/2049            278
       190  GMAC Commercial Mortgage Securities, Inc.                        4.97        12/10/2041            192
       500  GMAC Commercial Mortgage Securities, Inc.                        4.98(r)     12/10/2041            507
        45  GMAC Commercial Mortgage Securities, Inc.                        4.81         5/10/2043             46
     1,483  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                               5.37         5/15/2047          1,493
       587  ML-CFC Commercial Mortgage Trust                                 5.98(r)      8/12/2049            590
       205  Morgan Stanley Capital I Trust                                   5.57(r)      3/12/2044            204
                                                                                                        ----------
                                                                                                            21,583
                                                                                                        ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
    15,310  CSAIL Commercial Mortgage Trust(d)                               1.97(r)      1/15/2049          1,619
    12,975  US Commercial Mortgage Trust(c),(d)                              2.27(r)      5/10/2045            954
                                                                                                        ----------
                                                                                                             2,573
                                                                                                        ----------
            Total Financials                                                                                24,156
                                                                                                        ----------
            Total Commercial Mortgage Securities (cost: $24,559)                                            24,156
                                                                                                        ----------

            U.S. GOVERNMENT AGENCY ISSUES (11.0%)(j)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (11.0%)
     2,250  Fannie Mae(+)                                                    2.15         1/25/2023          2,218
     3,450  Fannie Mae(+)                                                    4.00        11/01/2045          3,607
     8,300  Freddie Mac(+)                                                   3.00        12/25/2025          8,439
     8,253  Freddie Mac(+)                                                   3.00         4/01/2046          8,248
    11,617  Freddie Mac(+) (b)                                               3.00         6/01/2046         11,610
     9,098  Freddie Mac(+) (b)                                               3.00         8/01/2046          9,093
    16,236  Freddie Mac(+) (b)                                               3.00         1/01/2047         16,225
    17,274  Freddie Mac(+) (b)                                               3.00         3/01/2047         17,254
    22,254  Freddie Mac(+) (b)                                               3.00         4/01/2047         22,231
     9,825  Freddie Mac(+) (b)                                               3.00         8/01/2047          9,815
     5,200  Freddie Mac(+)                                                   3.33         5/25/2025          5,421

================================================================================

24  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$    9,296  Freddie Mac(+)                                                   3.50%        4/01/2046     $    9,539
     5,000  Freddie Mac(+)                                                   3.51         4/25/2030          5,182
                                                                                                        ----------
                                                                                                           128,882
                                                                                                        ----------
            Total U.S. Government Agency Issues (cost: $129,404)                                           128,882
                                                                                                        ----------

            U.S. TREASURY SECURITIES (16.0%)

            BONDS (8.2%)(q)
       250  3.18%, 8/15/2044 (STRIPS Principal)(l)                                                             116
    44,100  3.13%, 8/15/2044                                                                                46,657
     6,000  3.00%, 11/15/2044                                                                                6,204
    38,200  3.00%, 5/15/2045                                                                                39,472
     4,000  3.00%, 5/15/2047                                                                                 4,133
                                                                                                        ----------
                                                                                                            96,582
                                                                                                        ----------
            INFLATION-INDEXED NOTES (1.0%)
    11,453  0.13%, 4/15/2021                                                                                11,381
                                                                                                        ----------
            NOTES (6.8%)(q)
    28,500  1.13%, 2/28/2021(k)                                                                             27,751
    17,000  1.63%, 4/30/2023                                                                                16,510
     2,000  2.25%, 11/15/2024                                                                                1,992
     5,000  2.25%, 11/15/2025                                                                                4,957
    25,000  1.63%, 2/15/2026                                                                                23,596
     5,000  2.25%, 2/15/2027                                                                                 4,930
                                                                                                        ----------
                                                                                                            79,736
                                                                                                        ----------
            Total U.S. Treasury Securities (cost: $184,901)                                                187,699
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (13.6%)
    62,400  iShares 1-3 Year Credit Bond ETF                                                                 6,540
   156,930  iShares Core U.S. Aggregate Bond ETF                                                            17,118
    44,400  PowerShares Fundamental High Yield Corporate Bond Portfolio                                        843
   297,800  Vanguard Mortgage-Backed Securities ETF                                                         15,647
   273,400  Vanguard Short-Term Bond ETF                                                                    21,697
   831,800  Vanguard Short-Term Corporate Bond ETF                                                          66,236
   382,800  Vanguard Total Bond Market ETF                                                                  31,202
                                                                                                        ----------
            Total Exchange-Traded Funds (cost: $159,669)                                                   159,283
                                                                                                        ----------
            Total Bonds (cost: $592,343)                                                                   598,977
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.4%)

            COMMERCIAL PAPER (4.2%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.4%)
$    4,400  Hyundai Capital America(c),(m)                                   1.37%       12/04/2017     $    4,399
                                                                                                        ----------
            AUTOMOTIVE RETAIL (0.3%)
     4,000  Autozone Inc.(c),(m)                                             1.43         1/04/2018          3,995
                                                                                                        ----------
            Total Consumer Discretionary                                                                     8,394
                                                                                                        ----------
            CONSUMER STAPLES (0.4%)
            -----------------------
            BREWERS (0.4%)
     4,400  Molson Coors Brewing Co.(c),(m)                                  1.55        12/07/2017          4,399
                                                                                                        ----------
            ENERGY (1.3%)
            -------------
            OIL & GAS DRILLING (0.4%)
     4,500  Nabors Industries, Inc.(c),(m)                                   2.00         1/08/2018          4,488
                                                                                                        ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     3,510  Canadian Natural Resources(c),(m)                                1.61        12/21/2017          3,507
                                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     2,500  Energy Transfer Partners, LP(c),(m)                              2.05        12/20/2017          2,498
     4,000  Spectra Energy Partners(c),(m)                                   1.40        12/06/2017          3,999
                                                                                                        ----------
                                                                                                             6,497
                                                                                                        ----------
            Total Energy                                                                                    14,492
                                                                                                        ----------
            MATERIALS (0.7%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
     1,646  Cabot Corp.(c),(m)                                               1.36        12/05/2017          1,646
                                                                                                        ----------
            DIVERSIFIED CHEMICALS (0.3%)
     3,834  Ei Dupont De Nemours(c),(m)                                      1.38        12/19/2017          3,831
                                                                                                        ----------
            PAPER PACKAGING (0.3%)
     2,930  Westrock Co.(c),(m)                                              1.36        12/12/2017          2,929
                                                                                                        ----------
            Total Materials                                                                                  8,406
                                                                                                        ----------
            UTILITIES (1.1%)
            ----------------
            ELECTRIC UTILITIES (0.0%)
       571  Southern California Edison Co.(c),(m)                            1.24        12/04/2017            571
                                                                                                        ----------
            GAS UTILITIES (0.9%)
     4,000  Spire, Inc.(c),(m)                                               1.43        12/14/2017          3,998
     4,034  Southern Co. Gas Capital(c),(m)                                  1.38        12/18/2017          4,031

================================================================================

26  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                      COUPON                           VALUE
(000)       SECURITY                                                         RATE          MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$    2,500  Southern Co. Gas Capital(c),(m)                                  1.40%       12/14/2017     $    2,499
                                                                                                        ----------
                                                                                                            10,528
                                                                                                        ----------
            MULTI-UTILITIES (0.2%)
     2,210  Public Service Co. of North Carolina                             1.70        12/22/2017          2,208
                                                                                                        ----------
            Total Utilities                                                                                 13,307
                                                                                                        ----------
            Total Commercial Paper (cost: $48,998)                                                          48,998
                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
 2,529,363  State Street Institutional Treasury Money Market Fund Premier
              Class, 1.02%(b),(n) (cost: $2,529)                                                             2,529
                                                                                                        ----------
            Total Money Market Instruments (cost: $51,527)                                                  51,527
                                                                                                        ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (0.5%)

            GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
   977,889  Federated Government Obligations Fund
              Institutional Class, 0.94%(n)                                                                    978
   607,171  Fidelity Government Portfolio Class I, 0.97%(n)                                                    607
   824,616  Goldman Sachs Financial Square Government Fund
              Institutional Class, 0.96%(n)                                                                    825
 2,076,719  Invesco Government & Agency Portfolio Institutional Class, 0.98%(n)                              2,077
   113,576  Morgan Stanley Institutional Liquidity Funds Government Portfolio
              Institutional Class, 0.97%(n)                                                                    113
 1,713,947  Western Asset Institutional Government Reserves
              Institutional Class, 1.00%(n)                                                                  1,714
                                                                                                        ----------
            Total Short-Term Investments Purchased with Cash Collateral from
              Securities Loaned (cost: $6,314)                                                               6,314
                                                                                                        ----------

            TOTAL INVESTMENTS (COST: $1,114,602)                                                        $1,174,738
                                                                                                        ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                                                                                     APPRECIATION/
NUMBER OF                                    EXPIRATION          NOTIONAL          CONTRACT         (DEPRECIATION)
CONTRACTS   SECURITY                            DATE            AMOUNT (000)      VALUE (000)                (000)
------------------------------------------------------------------------------------------------------------------
            FUTURES(o)

            LONG FUTURES

            EQUITY CONTRACTS
       472  E-mini S&P 500                   12/15/2017         58,081 USD          $ 62,490                $4,409
       781  Euro Stoxx 50                    12/15/2017         27,308 EURO           33,214                   711
       161  TOPIX Index                      12/07/2017      2,656,085 JPY            25,707                 2,107
                                                                                    --------                ------
            TOTAL LONG FUTURES                                                      $121,411                $7,227
                                                                                    --------                ------

            SHORT FUTURES

            INTEREST RATE CONTRACTS
      (219) U.S. Treasury Bond                3/20/2018       (33,601) USD           (33,226)                  375
                                                                                    --------                ------
            EQUITY CONTRACTS
       (66) E-mini S&P Midcap 400            12/15/2017       (11,714) USD           (12,540)                 (826)
                                                                                    --------                ------
            TOTAL SHORT FUTURES                                                     $(45,766)               $ (451)
                                                                                    --------                ------

            TOTAL FUTURES                                                           $ 75,645                $6,776
                                                                                    ========                ======

================================================================================

28  | USAA CORNERSTONE MODERATE FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                                     $133,202          $      -              $  -        $  133,202
  Preferred Stocks                                         -            16,464               375            16,839
  Exchange-Traded Funds                               86,018                 -                 -            86,018
International Equity Securities:
  Common Stocks                                          825                 -                 -               825
  Exchange-Traded Funds                              259,675                 -                 -           259,675
Precious Metals and Commodity-Related
  Securities:
  Common Stocks                                            -                 -                33                33
  Exchange-Traded Funds                               11,199                 -                 -            11,199
Global Real Estate Equity Securities:
  Common Stocks                                        3,684                 -                 -             3,684
  Preferred Stocks                                         -               614                 -               614
  Exchange-Traded Funds                                5,831                 -                 -             5,831
Bonds:
  Corporate Obligations                                    -            76,939                 -            76,939
  Convertible Securities                                   -             2,564               441             3,005
  Eurodollar and Yankee Obligations                        -             6,863                 -             6,863
  Asset-Backed Securities                                  -             9,364                 -             9,364
  Collateralized Mortgage Obligations                      -             2,786                 -             2,786
  Commercial Mortgage Securities                           -            24,156                 -            24,156
  U.S. Government Agency Issues                            -           128,882                 -           128,882
  U.S. Treasury Securities                           187,583               116                 -           187,699
  Exchange-Traded Funds                              159,283                 -                 -           159,283
Money Market Instruments:
  Commercial Paper                                         -            48,998                 -            48,998
  Government & U.S. Treasury
     Money Market Funds                                2,529                 -                 -             2,529
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
     Market Funds                                      6,314                 -                 -             6,314
Futures(1)                                             7,602                 -                 -             7,602
------------------------------------------------------------------------------------------------------------------
Total                                               $863,745          $317,746              $849        $1,182,340
------------------------------------------------------------------------------------------------------------------

LIABILITIES                                          LEVEL 1           LEVEL 2           LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Futures(1)                                          $  (826)          $      -              $  -        $     (826)
------------------------------------------------------------------------------------------------------------------
Total                                               $  (826)          $      -              $  -        $     (826)
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
                                       RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                           COMMON                  PREFERRED           CONVERTIBLE
($ IN 000s)                                                STOCKS                     STOCKS            SECURITIES
------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                  $ 143                       $300                 $ 574
Purchases                                                       -                          -                    23
Sales                                                           -                          -                     -
Transfers into Level 3                                          -                          -                     -
Transfers out of Level 3                                        -                          -                     -
Net realized gain (loss) on investments                         -                          -                     -
Change in net unrealized appreciation/
  (depreciation) of investments                              (110)                        75                  (156)
------------------------------------------------------------------------------------------------------------------
Balance as of November 30, 2017                             $  33                       $375                 $ 441
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

------------------------------------------------------------------------------------------------------------------
                         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
------------------------------------------------------------------------------------------------------------------
                                    FAIR VALUE AT                                   SIGNIFICANT
                                  NOVEMBER 30, 2017           VALUATION             UNOBSERVABLE            RANGE/
ASSETS                              ($ IN 000's)             TECHNIQUE(S)             INPUT(S)               VALUE
------------------------------------------------------------------------------------------------------------------
BONDS:

Convertible Securities                  $441                    Market                Average               $58.24
                                                             Comparables               Value
                                                                                        Per
                                                                                    Recoverable
                                                                                      Ounce(a)

                                                                                    Comparable                40%
                                                                                      Discount
                                                                                   Adjustment(b)
------------------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

================================================================================

30  | USAA CORNERSTONE MODERATE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.7% of net assets at November 30, 2017.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

32  | USAA CORNERSTONE MODERATE FUND

================================================================================

   U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   LIBOR    London Interbank Offered Rate

   REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   STRIPS   Separate trading of registered interest and principal of securities

   USD      U.S. Dollar

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

   (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2017.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $3,422,000, which represented 0.3% of the Fund's net assets.

   (e) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $849,000, which represented 0.1% of the Fund's net assets.

   (f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (g) At November 30, 2017, the issuer was in default with respect to interest and/or principal payments.

================================================================================

34  | USAA CORNERSTONE MODERATE FUND

================================================================================

   (h) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.

   (i) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   (k) Securities with a value of $1,947,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (l) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

   (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (n) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

   (o) The contract value of futures purchased and/or sold as a percentage of net assets is 6.4%.

   (p) All of the coupon is PIK.

   (q) Rates for U.S. Treasury notes and bonds represent the stated coupon payment rate at time of issuance.

   (r) Stated interest rates may change slightly over time as underlying mortgages pay down.

   (s) Security was fair valued at Level 3.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $6,073) (cost of $1,114,602)                                                              $1,174,738
   Cash denominated in foreign currencies (identified cost of $2,694)                                        2,898
   Receivables:
      Capital shares sold                                                                                      529
      USAA Asset Management Company (Note 6C)                                                                   35
      Dividends and interest                                                                                 2,421
      Securities sold                                                                                          485
      Other                                                                                                      9
   Variation margin on futures contracts                                                                     6,787
                                                                                                        ----------
         Total assets                                                                                    1,187,902
                                                                                                        ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                       6,314
      Securities purchased                                                                                     365
      Capital shares redeemed                                                                                  360
      Bank overdraft                                                                                         5,237
   Accrued management fees                                                                                     567
   Accrued transfer agent's fees                                                                                62
   Other accrued expenses and payables                                                                         218
                                                                                                        ----------
         Total liabilities                                                                                  13,123
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $1,174,779
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $1,048,620
   Accumulated undistributed net investment income                                                           1,872
   Accumulated net realized gain on investments and
      futures transactions                                                                                  57,171
   Net unrealized appreciation of investments and futures contracts                                         66,912
   Net unrealized appreciation of foreign currency translations                                                204
                                                                                                        ----------
            Net assets applicable to capital shares outstanding                                         $1,174,779
                                                                                                        ==========
   Capital shares outstanding, no par value                                                                 74,916
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share                                      $    15.68
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                               $ 7,430
   Interest                                                                                                  7,809
   Securities lending (net)                                                                                     62
                                                                                                           -------
      Total income                                                                                          15,301
                                                                                                           -------
EXPENSES
   Management fees                                                                                           3,388
   Administration and servicing fees                                                                           862
   Transfer agent's fees                                                                                     1,338
   Custody and accounting fees                                                                                 131
   Postage                                                                                                      76
   Shareholder reporting fees                                                                                   38
   Trustees' fees                                                                                               18
   Registration fees                                                                                            20
   Professional fees                                                                                            64
   Other                                                                                                        14
                                                                                                           -------
         Total expenses                                                                                      5,949
   Expenses reimbursed                                                                                        (206)
                                                                                                           -------
         Net expenses                                                                                        5,743
                                                                                                           -------
NET INVESTMENT INCOME                                                                                        9,558
                                                                                                           -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
   Net realized gain on:
      Unaffiliated transactions                                                                             37,085
      Affiliated transactions (Note 8)                                                                           2
      Foreign currency transactions                                                                             21
      Futures transactions                                                                                   5,088
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                            1,468
      Foreign currency translations                                                                            158
      Futures contracts                                                                                      2,918
                                                                                                           -------
         Net realized and unrealized gain                                                                   46,740
                                                                                                           -------
   Increase in net assets resulting from operations                                                        $56,298
                                                                                                           =======

See accompanying notes to financial statements.

================================================================================

38  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

------------------------------------------------------------------------------------------------------------------

                                                                                       11/30/2017        5/31/2017
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                               $    9,558       $   23,126
   Net realized gain on investments                                                        37,087           22,733
   Net realized gain on long-term capital gain
      distributions from other investment companies                                             -               83
   Net realized gain (loss) on foreign currency transactions                                   21               (3)
   Net realized loss on options                                                                 -             (292)
   Net realized gain on futures transactions                                                5,088            6,560
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                           1,468           46,605
      Foreign currency translations                                                           158               48
      Futures contracts                                                                     2,918            3,745
                                                                                       ---------------------------
      Increase in net assets resulting from operations                                     56,298          102,605
                                                                                       ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                   (9,426)         (24,373)
                                                                                       ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                               70,216          134,055
   Reinvested dividends                                                                     9,372           24,223
   Cost of shares redeemed                                                                (71,175)        (174,676)
                                                                                       ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                                                 8,413          (16,398)
                                                                                       ---------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                                                   -                1
                                                                                       ---------------------------
   Net increase in net assets                                                              55,285           61,835
NET ASSETS
   Beginning of period                                                                  1,119,494        1,057,659
                                                                                       ---------------------------
   End of period                                                                       $1,174,779       $1,119,494
                                                                                       ===========================
Accumulated undistributed net investment income:
   End of period                                                                       $    1,872       $    1,740
                                                                                       ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                              4,583            9,288
   Shares issued for dividends reinvested                                                     616            1,705
   Shares redeemed                                                                         (4,644)         (12,117)
                                                                                       ---------------------------
      Increase (decrease) in shares outstanding                                               555           (1,124)
                                                                                       ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek a high total return.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

40  | USAA CORNERSTONE MODERATE FUND

================================================================================

   Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

      procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

   3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

   4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

   6. Repurchase agreements are valued at cost.

   7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

================================================================================

42  | USAA CORNERSTONE MODERATE FUND

================================================================================

   8. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

   The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

   Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund

================================================================================

44  | USAA CORNERSTONE MODERATE FUND

================================================================================

   also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2017, did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2017*
   (IN THOUSANDS)

                                 ASSET DERIVATIVES                     LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                             STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT              ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS          LOCATION            FAIR VALUE        LOCATION             FAIR VALUE
--------------------------------------------------------------------------------------------------
Equity contracts             Net unrealized       $7,227**         Net unrealized         $826**
                             appreciation of                       depreciation of
                             investments and                       investments and
                             futures contracts                     futures contracts
--------------------------------------------------------------------------------------------------
Interest rate contracts      Net unrealized          375**                                   -
                             appreciation of
                             investments and
                             futures contracts
--------------------------------------------------------------------------------------------------
Total                                             $7,602                                  $826
--------------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended November 30, 2017.

   ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2017 (IN THOUSANDS)

                                                                                                 CHANGE IN
                                                                                                 UNREALIZED
DERIVATIVES NOT                                                           REALIZED               APPRECIATION/
ACCOUNTED FOR AS                STATEMENT OF                              GAIN (LOSS)            (DEPRECIATION)
HEDGING INSTRUMENTS             OPERATIONS LOCATION                       ON DERIVATIVES         ON DERIVATIVES
---------------------------------------------------------------------------------------------------------------
Equity contracts                Net realized gain on Futures                $5,789                   $2,356
                                transactions/ Change in net
                                unrealized appreciation/
                                (depreciation) of Futures contracts
---------------------------------------------------------------------------------------------------------------
Interest rate contracts         Net realized gain on Futures                  (701)                     562
                                transactions/ Change in net
                                unrealized appreciation/
                                (depreciation) of Futures contracts
---------------------------------------------------------------------------------------------------------------
Total                                                                       $5,088                   $2,918
---------------------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

46  | USAA CORNERSTONE MODERATE FUND

================================================================================

   For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

48  | USAA CORNERSTONE MODERATE FUND

================================================================================

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $4,000, which represents 1.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $279,866,000 and $297,228,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $78,480,000 and $18,344,000, respectively, resulting in net unrealized appreciation of $60,136,000.

================================================================================

50  | USAA CORNERSTONE MODERATE FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
   $6,073,000                           $-                          $6,314,000

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

   The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $3,388,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $862,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $14,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Fund to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses of $206,000, of which $35,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

52  | USAA CORNERSTONE MODERATE FUND

================================================================================

   provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,338,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                      NET REALIZED
                                                           COST TO    GAIN (LOSS)
SELLER                               PURCHASER            PURCHASER     TO SELLER
----------------------------------------------------------------------------------
Cornerstone Moderate           Cornerstone Moderately      $180,000      $2,000
                                 Aggressive
Cornerstone Moderately         Cornerstone Moderate          87,000          (-)*
  Aggressive
Cornerstone Aggressive         Cornerstone Moderate         219,000       4,000

* Represents less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

54  | USAA CORNERSTONE MODERATE FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               NOVEMBER 30,                                   YEAR ENDED MAY 31,
                              -------------------------------------------------------------------------------------------
                                    2017            2017            2016             2015             2014           2013
                              -------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    15.05      $    14.01      $    15.43       $    15.46       $    14.49       $  13.07
                              -------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .13             .31             .39              .37              .38            .40
  Net realized and
    unrealized gain (loss)           .63            1.06           (1.15)             .10              .98           1.42
                              -------------------------------------------------------------------------------------------
Total from investment
  operations                         .76            1.37            (.76)             .47             1.36           1.82
                              -------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.13)           (.33)           (.38)            (.38)            (.39)          (.40)
  Realized capital gains               -               -            (.28)            (.12)               -              -
                              -------------------------------------------------------------------------------------------
Total distributions                 (.13)           (.33)           (.66)            (.50)            (.39)          (.40)
                              -------------------------------------------------------------------------------------------
Net asset value at
  end of period               $    15.68      $    15.05      $    14.01       $    15.43       $    15.46       $  14.49
                              ===========================================================================================

Total return (%)*                   5.05            9.91           (4.89)            3.10             9.60          14.17
Net assets at end of
  period (000)                $1,174,779      $1,119,494      $1,057,659       $1,150,798       $1,093,783       $944,828
Ratios to average
  net assets:**
  Expenses (%)(a)                   1.00(b)         1.00            1.00             1.00             1.00           1.00
  Expenses, excluding
    reimbursements (%)(a)           1.04(b)         1.10            1.16             1.19             1.22           1.30
 Net investment
   income (%)                       1.66(b)         2.14            2.72             2.46             2.60           2.87
Portfolio turnover (%)                26              66              70(c)            44               46             66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $1,146,062,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       -               -               -                -             (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

56  | USAA CORNERSTONE MODERATE FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                          BEGINNING                ENDING               DURING PERIOD*
                                         ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2017 -
                                         JUNE 1, 2017         NOVEMBER 30, 2017        NOVEMBER 30, 2017
                                         ---------------------------------------------------------------
Actual                                     $1,000.00              $1,050.50                  $5.14

Hypothetical
  (5% return before expenses)               1,000.00               1,020.05                   5.06

*Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 5.05% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   27804-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                        [GRAPHIC OF  USAA EMERGING MARKETS FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA EMERGING MARKETS FUND
       FUND SHARES (USEMX) o INSTITUTIONAL SHARES (UIEMX)
       o ADVISER SHARES (UAEMX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         17

    Financial Statements                                                      19

    Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                               44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of emerging-market companies. The "equity securities" in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/17 o
                                (% of Net Assets)

Diversified Banks ........................................................ 18.8%
Internet Software & Services .............................................  7.8%
Integrated Oil & Gas .....................................................  4.7%
Semiconductors ...........................................................  4.4%
Technology Hardware, Storage, & Peripherals ..............................  3.8%
Wireless Telecommunication Services ......................................  3.7%
Auto Parts & Equipment ...................................................  3.2%
Automobile Manufacturers .................................................  3.0%
Education Services .......................................................  2.2%
IT Consulting & Other Services ...........................................  2.0%

                      o TOP 10 EQUITY HOLDINGS - 11/30/17 o
                                (% of Net Assets)

Sberbank of Russia PJSC ..................................................  3.3%
Samsung Electronics Co. Ltd. .............................................  3.2%
Baidu, Inc. ADR ..........................................................  2.9%
Alibaba Group Holding Ltd. ADR ...........................................  2.3%
Bank Rakyat Indonesia (Persero) Tbk PT ...................................  1.8%
Ping An Insurance (Group) Co. of China Ltd. "H" ..........................  1.8%
ICICI Bank Ltd. ADR ......................................................  1.7%
YPF S.A. ADR .............................................................  1.7%
New Oriental Education & Technology Group, Inc. ADR ......................  1.5%
NetEase, Inc. ADR ........................................................  1.5%

You will find a complete list of securities that the Fund owns on pages 4-16.

================================================================================

2  | USAA EMERGING MARKETS FUND

================================================================================

                        o COUNTRY ALLOCATION - 11/30/17 o

                         [PIE CHART OF COUNTRY ALLOCATION]

CHINA                                                                      24.7%
OTHER*                                                                     15.7%
INDIA                                                                      11.1%
SOUTH KOREA                                                                10.1%
RUSSIA                                                                      8.4%
BRAZIL                                                                      7.6%
TAIWAN                                                                      7.3%
TURKEY                                                                      4.2%
INDONESIA                                                                   4.1%
HONG KONG                                                                   3.9%
MEXICO                                                                      3.6%

                                   [END CHART]

*Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.4%)

              COMMON STOCKS (94.5%)

              CONSUMER DISCRETIONARY (15.2%)
              ------------------------------
              ADVERTISING (0.5%)
      36,276  Innocean Worldwide, Inc.                                                                       $    2,593
     845,828  ITE Group plc                                                                                       2,105
                                                                                                             ----------
                                                                                                                  4,698
                                                                                                             ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
  26,624,000  Bosideng International Holdings Ltd.                                                                2,318
     660,600  Samsonite International S.A.                                                                        2,745
     333,000  Shenzhou International Group                                                                        3,006
                                                                                                             ----------
                                                                                                                  8,069
                                                                                                             ----------
              AUTO PARTS & EQUIPMENT (3.2%)
     395,000  Global PMX Co. Ltd.                                                                                 2,252
     414,958  Hota Industrial Manufacturing Co. Ltd.                                                              1,833
      47,173  Hyundai Mobis Co. Ltd.                                                                             11,856
       7,274  Mando Corp.                                                                                         2,209
   1,818,000  Minth Group Ltd.                                                                                   10,149
   1,641,000  Nexteer Automotive Group Ltd.                                                                       3,530
     301,990  Sundram Fasteners Ltd.                                                                              2,337
                                                                                                             ----------
                                                                                                                 34,166
                                                                                                             ----------
              AUTOMOBILE MANUFACTURERS (2.7%)
   4,695,309  Brilliance China Automotive Holdings Ltd.                                                          12,324
   2,712,000  Dongfeng Motor Group Co. Ltd. "H"                                                                   3,410
      72,060  KIA Motors Corp.                                                                                    2,228
     270,526  Tata Motors Ltd. ADR*                                                                               8,438
     278,710  Tofas Tu[UMLAUT]rk Otomobil Fabrikasi A.S.                                                          2,221
                                                                                                             ----------
                                                                                                                 28,621
                                                                                                             ----------
              CABLE & SATELLITE (0.4%)
     328,659  Cyfrowy Polsat S.A.                                                                                 2,322
   1,550,651  Dish TV India Ltd.*                                                                                 1,962
                                                                                                             ----------
                                                                                                                  4,284
                                                                                                             ----------
              CASINOS & GAMING (0.1%)
     708,900  Genting Berhad                                                                                      1,526
                                                                                                             ----------

================================================================================

4  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              CONSUMER ELECTRONICS (0.2%)
    826,000   Q Technology Group Co. Ltd.(a)                                                                 $    1,787
                                                                                                             ----------
              DEPARTMENT STORES (0.4%)
  2,339,500   Lifestyle China Group Ltd.*                                                                           779
  1,959,500   Lifestyle International Holdings Ltd.                                                               2,685
     31,000   Poya International Co. Ltd.                                                                           384
                                                                                                             ----------
                                                                                                                  3,848
                                                                                                             ----------
              EDUCATION SERVICES (2.2%)
    359,200   Estacio Participacoes S.A.                                                                          3,363
    374,100   Kroton Educacional S.A.                                                                             2,071
    186,549   New Oriental Education & Technology Group, Inc. ADR                                                15,830
    220,200   Ser Educacional S.A.                                                                                1,984
                                                                                                             ----------
                                                                                                                 23,248
                                                                                                             ----------
              FOOTWEAR (0.1%)
    332,000   Yue Yuen Industrial Holdings Ltd.                                                                   1,186
                                                                                                             ----------
              HOME FURNISHINGS (0.1%)
      7,082   Hanssem Co. Ltd.                                                                                    1,194
                                                                                                             ----------
              HOME IMPROVEMENT RETAIL (0.1%)
 12,380,400   ACE Hardware Indonesia                                                                              1,089
                                                                                                             ----------
              HOMEBUILDING (0.1%)
  1,496,390   URBI, Desarrollos Urbanos, S.A. de C.V.*(a),(b)                                                       544
                                                                                                             ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
    186,500   CVC Brasil Operadora e Agencia de Viagens S.A.                                                      2,562
                                                                                                             ----------
              HOUSEHOLD APPLIANCES (1.6%)
    570,000   Basso Industry Corp.                                                                                1,519
  2,669,500   Techtronic Industries Co. Ltd.                                                                     15,432
                                                                                                             ----------
                                                                                                                 16,951
                                                                                                             ----------
              MOTORCYCLE MANUFACTURERS (0.6%)
    117,384   Bajaj Auto Ltd.                                                                                     6,071
                                                                                                             ----------
              MOVIES & ENTERTAINMENT (0.2%)
  5,776,400   mm2 Asia Ltd.*(a)                                                                                   2,313
                                                                                                             ----------
              RESTAURANTS (0.7%)
    661,500   Alsea S.A.B. de C.V.                                                                                2,187
  1,152,400   International Meal Co. Alimentacao S.A. "A"                                                         2,982
  6,366,300   Shakey's Pizza Asia Ventures, Inc.(c)                                                               1,629
                                                                                                             ----------
                                                                                                                  6,798
                                                                                                             ----------
              SPECIALTY STORES (0.2%)
    576,000   Luk Fook Holdings International Ltd.                                                                2,515
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              TEXTILES (0.8%)
  1,848,000   Best Pacific International Holdings Ltd. "H"(a)                                                $    1,169
    181,000   Eclat Textile Co. Ltd.                                                                              1,620
    450,492   Himatsingka Seide Ltd.                                                                              2,296
    541,000   Taiwan Paiho Ltd.                                                                                   2,065
  1,769,000   Weiqiao Textile Co. Ltd. "H"                                                                          875
                                                                                                             ----------
                                                                                                                  8,025
                                                                                                             ----------
              Total Consumer Discretionary                                                                      159,495
                                                                                                             ----------
              CONSUMER STAPLES (3.6%)
              -----------------------
              BREWERS (0.5%)
    867,600   Ambev S.A. ADR                                                                                      5,371
                                                                                                             ----------
              FOOD RETAIL (1.0%)
    293,655   X5 Retail Group N.V. GDR*                                                                          10,895
                                                                                                             ----------
              HOUSEHOLD PRODUCTS (0.4%)
  2,258,100   Kimberly-Clark de Mexico S.A. de C.V. "A"                                                           4,047
                                                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (0.5%)
    228,225   Cia Brasileira de Distribuicao*                                                                     4,880
                                                                                                             ----------
              PACKAGED FOODS & MEAT (0.6%)
     71,036   Adecoagro S.A.*                                                                                       695
     19,121   Binggrae Co. Ltd.                                                                                   1,183
    308,360   Manpasand Beverages Ltd.                                                                            1,889
  1,320,436   Marfrig Global Foods S.A.*                                                                          2,763
                                                                                                             ----------
                                                                                                                  6,530
                                                                                                             ----------
              TOBACCO (0.6%)
     58,418   KT&G Corp.                                                                                          6,549
                                                                                                             ----------
              Total Consumer Staples                                                                             38,272
                                                                                                             ----------
              ENERGY (5.8%)
              -------------
              COAL & CONSUMABLE FUELS (0.8%)
  2,440,000   China Shenhua Energy Co. Ltd. "H"                                                                   6,004
    918,000   United Tractors Tbk PT                                                                              2,274
                                                                                                             ----------
                                                                                                                  8,278
                                                                                                             ----------
              INTEGRATED OIL & GAS (3.4%)
    591,211   Gazprom PAO ADR                                                                                     2,642
    579,622   Gazprom PAO ADR                                                                                     2,603
    191,508   Lukoil PJSC ADR                                                                                    10,715
    429,100   Petroleo Brasileiro S.A.*                                                                           2,016
    766,126   YPF S.A. ADR                                                                                       17,383
                                                                                                             ----------
                                                                                                                 35,359
                                                                                                             ----------

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
  2,772,000   CNOOC Ltd.                                                                                     $    3,755
                                                                                                             ----------
              OIL & GAS REFINING & MARKETING (1.2%)
    882,419   Reliance Industries Ltd.                                                                           12,625
                                                                                                             ----------
              Total Energy                                                                                       60,017
                                                                                                             ----------
              FINANCIALS (22.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    503,962   Edelweiss Financial Services Ltd.                                                                   2,289
                                                                                                             ----------
              CONSUMER FINANCE (0.9%)
    622,250   Aeon Credit Service M Berhad                                                                        2,069
     21,753   Kruk S.A.                                                                                           1,738
  2,366,400   Muangthai Leasing PCL NVDR                                                                          2,808
    806,888   Unifin Financiera, S.A.P.I. DE C.V., SOFOM, E.N.R.                                                  2,641
                                                                                                             ----------
                                                                                                                  9,256
                                                                                                             ----------
              DIVERSIFIED BANKS (18.7%)
    648,371   Akbank T.A.S.                                                                                       1,489
    321,469   Axis Bank Ltd. GDR                                                                                 13,196
    673,723   Banco del Bajio S.A.*(b)                                                                            1,242
    829,495   Banco do Brasil S.A.                                                                                7,584
     53,137   Banco Latinoamericano de Exportaciones S.A. "E"                                                     1,560
    154,676   Bancolombia S.A. ADR                                                                                5,972
    463,400   Bangkok Bank Public Co. Ltd. NVDR                                                                   2,831
 14,521,490   Bank Mandiri (Persero) Tbk PT                                                                       7,945
 81,209,000   Bank Rakyat Indonesia (Persero) Tbk PT                                                             19,273
    253,998   Barclays Africa Group Ltd.                                                                          2,922
 15,722,000   China Construction Bank Corp. "H"                                                                  13,709
    743,714   Commercial International Bank GDR                                                                   3,231
     43,800   Credicorp Ltd.                                                                                      9,243
     17,952   Erste Group Bank AG                                                                                   783
    255,570   Grupo Aval Acciones Y Valores ADR                                                                   2,083
    390,965   Grupo Aval Acciones Y Valores S.A.                                                                    160
    974,900   Grupo Financiero Banorte S.A. "O"                                                                   5,726
  1,839,890   ICICI Bank Ltd. ADR                                                                                17,553
  4,304,900   Jasmine Broadband Internet Infrastructure Fund(d)                                                   1,555
    910,860   Metropolitan Bank & Trust Co.(c)                                                                    1,739
    145,459   OTP Bank plc                                                                                        5,560
    248,434   RBL Bank Ltd.                                                                                       2,002
  9,056,217   Sberbank of Russia PJSC(d)                                                                         34,513
     15,331   Sberbank of Russia PJSC ADR                                                                           254
    184,194   Shinhan Financial Group Co. Ltd.                                                                    8,192
    252,600   Siam Commercial Bank PCL(d)                                                                         1,179

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
    440,821   Standard Bank Group Ltd.                                                                       $    5,560
    158,064   TBC Bank Group plc                                                                                  3,380
  4,768,279   Turkiye Garanti Bankasi A.S.                                                                       11,702
  2,129,599   Turkiye Is Bankasi "C"                                                                              3,355
  1,018,165   Turkiye Vakiflar Bankasi T.A.O. "D"                                                                 1,505
                                                                                                             ----------
                                                                                                                196,998
                                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (0.3%)
  1,371,595   JM Financial Ltd.                                                                                   3,204
                                                                                                             ----------
              LIFE & HEALTH INSURANCE (2.0%)
    326,752   Hanwha Life Insurance Co. Ltd.                                                                      2,240
  1,927,500   Ping An Insurance (Group) Co. of China Ltd. "H"                                                    19,003
                                                                                                             ----------
                                                                                                                 21,243
                                                                                                             ----------
              MULTI-SECTOR HOLDINGS (0.3%)
  3,554,000   First Pacific Co. Ltd.                                                                              2,657
                                                                                                             ----------
              REGIONAL BANKS (0.2%)
  9,995,300   Bank Tabungan Negara Persero Tbk PT                                                                 2,365
                                                                                                             ----------
              SPECIALIZED FINANCE (0.2%)
    817,000   Chailease Holding Co. Ltd.                                                                          2,370
                                                                                                             ----------
              Total Financials                                                                                  240,382
                                                                                                             ----------
              HEALTH CARE (2.1%)
              ------------------
              BIOTECHNOLOGY (0.5%)
    295,234   Biocon Ltd.                                                                                         1,990
      5,449   Hugel, Inc.*                                                                                        2,399
    149,598   ISU ABXIS Co. Ltd.*                                                                                 1,226
                                                                                                             ----------
                                                                                                                  5,615
                                                                                                             ----------
              HEALTH CARE SERVICES (0.2%)
  1,994,500   Universal Medical Financial & Technical Advisory Services Co. Ltd.(a),(b)                           1,852
                                                                                                             ----------
              PHARMACEUTICALS (1.4%)
  1,673,000   China Animal Healthcare Ltd.*(d),(e),(g)                                                              111
  6,731,000   China Medical System Holdings Ltd.                                                                 14,065
                                                                                                             ----------
                                                                                                                 14,176
                                                                                                             ----------
              Total Health Care                                                                                  21,643
                                                                                                             ----------
              INDUSTRIALS (7.7%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
    222,265   Embraer S.A. ADR                                                                                    4,254
     41,584   Korea Aerospace Industries Ltd.                                                                     1,915
                                                                                                             ----------
                                                                                                                  6,169
                                                                                                             ----------

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              AGRICULTURAL & FARM MACHINERY (0.1%)
     86,969   Turk Traktor ve Ziraat Makineleri A.S.                                                         $    1,632
                                                                                                             ----------
              AIR FREIGHT & LOGISTICS (1.2%)
    829,400   ZTO Express (Cayman), Inc. ADR*                                                                    13,320
                                                                                                             ----------
              AIRPORT SERVICES (0.1%)
    226,646   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                                                 1,145
                                                                                                             ----------
              BUILDING PRODUCTS (0.4%)
    292,316   Asian Granito India Ltd.                                                                            2,317
  3,647,394   National Central Cooling Co. PJSC(c)                                                                1,826
                                                                                                             ----------
                                                                                                                  4,143
                                                                                                             ----------
              CONSTRUCTION & ENGINEERING (2.0%)
 11,886,538   China State Construction International Holdings Ltd.                                               15,433
    693,553   Gayatri Projects Ltd.*                                                                              2,243
    637,058   KEC International Ltd.                                                                              3,201
                                                                                                             ----------
                                                                                                                 20,877
                                                                                                             ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
     52,763   China Yuchai International Ltd.                                                                     1,385
                                                                                                             ----------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
  1,468,487   Blue Label Telecoms Ltd.                                                                            1,702
  2,188,200   JMT Network Services PCL NVDR                                                                       2,211
                                                                                                             ----------
                                                                                                                  3,913
                                                                                                             ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
  4,916,000   Ten Pao Group Holdings Ltd.                                                                         1,007
    112,921   Vitzrocell Co. Ltd.*(d),(e),(g)                                                                     1,053
                                                                                                             ----------
                                                                                                                  2,060
                                                                                                             ----------
              HIGHWAYS & RAILTRACKS (0.6%)
  1,255,400   CCR S.A.                                                                                            6,071
                                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (0.8%)
    161,071   Bidvest Group Ltd.                                                                                  2,247
    287,480   Koc Holding A.S. ADR                                                                                6,063
                                                                                                             ----------
                                                                                                                  8,310
                                                                                                             ----------
              INDUSTRIAL MACHINERY (0.2%)
    218,940   Hiwin Technologies Corp.                                                                            2,413
                                                                                                             ----------
              SECURITY & ALARM SERVICES (0.2%)
     19,490   S-1 Corp.                                                                                           1,791
                                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
  3,831,300   AKR Corporindo Tbk PT                                                                               1,799
                                                                                                             ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              TRUCKING (0.6%)
  1,076,997   Localiza Rent a Car S.A.                                                                       $    6,590
                                                                                                             ----------
              Total Industrials                                                                                  81,618
                                                                                                             ----------
              INFORMATION TECHNOLOGY (23.8%)
              ------------------------------
              APPLICATION SOFTWARE (0.2%)
    127,731   Logo Yazilim Sanayi Ve Ticaret A.S.*                                                                1,830
                                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.4%)
    865,307   Sterlite Technologies Ltd.                                                                          3,732
                                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
  1,039,820   Cielo S.A. ADR                                                                                      7,341
  2,094,700   My E.G. Services Berhad                                                                             1,086
                                                                                                             ----------
                                                                                                                  8,427
                                                                                                             ----------
              ELECTRONIC COMPONENTS (1.8%)
    437,637   Flexium Interconnect, Inc.                                                                          1,795
     61,406   Largan Precision Co. Ltd.                                                                          10,523
    749,000   SINBON Electronics Co. Ltd.                                                                         2,143
    879,000   Taiwan Union Technology Corp.                                                                       2,520
  8,710,000   Tongda Group Holdings Ltd.(a)                                                                       2,308
                                                                                                             ----------
                                                                                                                 19,289
                                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
    656,843   Hon Hai Precision Industry Co. Ltd. GDR "S"                                                         4,394
  2,907,100   V.S. Industry Berhad                                                                                2,247
                                                                                                             ----------
                                                                                                                  6,641
                                                                                                             ----------
              HOME ENTERTAINMENT SOFTWARE (0.7%)
  2,573,000   Kingsoft Corp. Ltd.(a)                                                                              7,314
                                                                                                             ----------
              INTERNET SOFTWARE & SERVICES (7.8%)
    134,840   Alibaba Group Holding Ltd. ADR*                                                                    23,877
    128,561   Baidu, Inc. ADR*                                                                                   30,672
    409,157   Mail.Ru Group Ltd. GDR*                                                                            12,009
     47,905   NetEase, Inc. ADR                                                                                  15,747
                                                                                                             ----------
                                                                                                                 82,305
                                                                                                             ----------
              IT CONSULTING & OTHER SERVICES (2.0%)
  3,482,000   Chinasoft International Ltd.(a)                                                                     2,252
    397,972   HCL Technologies Ltd.                                                                               5,222
    156,750   Infosys Ltd.                                                                                        2,364
    198,901   Tata Consultancy Services Ltd.                                                                      8,128
    470,809   Tech Mahindra Ltd.                                                                                  3,582
                                                                                                             ----------
                                                                                                                 21,548
                                                                                                             ----------

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.9%)
     87,355   Jusung Engineering Co. Ltd.*                                                                   $    1,064
     44,905   Koh Young Technology, Inc.                                                                          3,610
    718,000   SDI Corp.                                                                                           2,097
     91,564   Wonik IPS Co. Ltd.*                                                                                 2,911
                                                                                                             ----------
                                                                                                                  9,682
                                                                                                             ----------
              SEMICONDUCTORS (4.4%)
  1,690,000   King Yuan Electronics Co. Ltd.                                                                      1,752
    576,000   MediaTek, Inc.                                                                                      6,260
    462,000   Richwave Technology Corp.                                                                           1,679
    126,000   Silergy Corp.                                                                                       2,672
    144,095   Silicon Motion Technology Corp. ADR                                                                 7,458
    161,630   SK Hynix, Inc.                                                                                     11,407
    385,000   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                                    15,246
                                                                                                             ----------
                                                                                                                 46,474
                                                                                                             ----------
              SYSTEMS SOFTWARE (0.3%)
     66,477   Douzone Bizon Co. Ltd.                                                                              2,095
     39,692   I Controls, Inc.                                                                                      624
     79,765   NIIT Technologies Ltd.                                                                                789
                                                                                                             ----------
                                                                                                                  3,508
                                                                                                             ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
    166,404   DataTec Ltd.                                                                                          685
                                                                                                             ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.8%)
    623,000   Catcher Technology Co. Ltd.                                                                         6,709
     14,412   Samsung Electronics Co. Ltd.                                                                       33,638
                                                                                                             ----------
                                                                                                                 40,347
                                                                                                             ----------
              Total Information Technology                                                                      251,782
                                                                                                             ----------
              MATERIALS (3.9%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    792,228   Bodal Chemicals Ltd.                                                                                2,092
  1,141,652   Petkim Petrokimya Holding A.S.                                                                      1,901
                                                                                                             ----------
                                                                                                                  3,993
                                                                                                             ----------
              CONSTRUCTION MATERIALS (1.7%)
  2,988,500   Anhui Conch Cement Co. Ltd. "H"                                                                    14,349
    483,253   Cemex S.A.B. de C.V. ADR*                                                                           3,668
                                                                                                             ----------
                                                                                                                 18,017
                                                                                                             ----------
              DIVERSIFIED METALS & MINING (1.1%)
    754,024   First Quantum Minerals Ltd.                                                                         8,667
    841,700   Grupo Mexico S.A.B. de C.V. "B"                                                                     2,633
                                                                                                             ----------
                                                                                                                 11,300
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.2%)
    509,253   Century Plyboards (India) Ltd.                                                                 $    2,496
                                                                                                             ----------
              METAL & GLASS CONTAINERS (0.1%)
    220,880   Vitro S.A.B. "A"                                                                                      830
                                                                                                             ----------
              SPECIALTY CHEMICALS (0.2%)
    182,524   Aarti Industries Ltd.                                                                               2,576
                                                                                                             ----------
              STEEL (0.2%)
      5,308   POSCO                                                                                               1,634
                                                                                                             ----------
              Total Materials                                                                                    40,846
                                                                                                             ----------
              REAL ESTATE (2.0%)
              ------------------
              REAL ESTATE DEVELOPMENT (0.1%)
  8,973,000   Megaworld Corp.(c)                                                                                    956
                                                                                                             ----------
              REAL ESTATE OPERATING COMPANIES (0.2%)
    593,385   BR Malls Participacoes S.A.                                                                         2,192
                                                                                                             ----------
              REITs - DIVERSIFIED (0.2%)
  1,685,434   Fibra Uno Administracion S.A.                                                                       2,635
                                                                                                             ----------
              REITs - INDUSTRIAL (0.7%)
  2,806,815   Macquarie Mexico Real Estate Management S.A de C.V.                                                 3,386
  2,171,105   Pla Administradora Industria                                                                        3,586
                                                                                                             ----------
                                                                                                                  6,972
                                                                                                             ----------
              REITs - RESIDENTIAL (0.8%)
 14,142,918   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*                                                     8,885
                                                                                                             ----------
              Total Real Estate                                                                                  21,640
                                                                                                             ----------
              TELECOMMUNICATION SERVICES (5.1%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
    823,400   TIME dotCom Berhad                                                                                  1,842
                                                                                                             ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    156,283   02 Czech Republic A.S.                                                                              1,951
    129,738   Hellenic Telecommunications Organization S.A.                                                       1,568
  1,436,000   HKBN Ltd.                                                                                           1,730
    451,329   Magyar Telekom Telecommunications plc                                                                 808
    204,300   Telekomunikasi Indonesia (Persero) Tbk PT ADR                                                       6,350
                                                                                                             ----------
                                                                                                                 12,407
                                                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (3.7%)
    227,836   America Movil S.A.B. de C.V. ADR "L"                                                                3,896
    380,100   China Mobile Ltd.                                                                                   3,857
    177,365   China Mobile Ltd. ADR                                                                               9,017

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
    103,364   Empresa Nacional de Telecomunicaciones S.A.                                                    $    1,017
    228,618   MegaFon PJSC(d)                                                                                     2,119
    583,400   Mobile TeleSystems ADR                                                                              6,050
    727,536   Mobile TeleSystems PJSC(d)                                                                          3,466
     65,980   PLDT Inc. ADR                                                                                       1,926
    172,956   Sistema PJSC GDR                                                                                      622
    434,200   Turkcell Iletisim Hizmetleri A.S. ADR(a)                                                            4,160
 10,834,562   XL Axiata Tbk PT*                                                                                   2,467
                                                                                                             ----------
                                                                                                                 38,597
                                                                                                             ----------
              Total Telecommunication Services                                                                   52,846
                                                                                                             ----------
              UTILITIES (2.5%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     22,651   Companhia Paranaense de Energia ADR                                                                   158
     46,400   Companhia Paranaense de Energia-Copel                                                                 280
    149,600   Companhia Paranaense de Energia-Copel                                                               1,054
 23,236,212   Enel Chile S.A.                                                                                     2,514
    175,889   Reliance Infrastructure Ltd.                                                                        1,195
     59,304   Reliance Infrastructure Ltd. GDR                                                                    1,214
                                                                                                             ----------
                                                                                                                  6,415
                                                                                                             ----------
              GAS UTILITIES (0.9%)
  2,902,000   China Gas Holdings Ltd.                                                                             8,918
                                                                                                             ----------
              RENEWABLE ELECTRICITY (0.1%)
    202,200   AES Tiete Energia S.A.                                                                                809
                                                                                                             ----------
              WATER UTILITIES (0.9%)
 12,564,000   Beijing Enterprises Water Group Ltd.                                                                9,813
                                                                                                             ----------
              Total Utilities                                                                                    25,955
                                                                                                             ----------
              Total Common Stocks (cost: $766,726)                                                              994,496
                                                                                                             ----------

              PREFERRED STOCKS (1.9%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.3%)
     33,855   Hyundai Motor Co. Ltd.                                                                              3,033
                                                                                                             ----------
              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
  1,370,034   Petroleo Brasileiro S.A. ADR*                                                                      12,851
  4,440,849   Surgutneftegas(d)                                                                                   2,155
                                                                                                             ----------
                                                                                                                 15,006
                                                                                                             ----------
              Total Energy                                                                                       15,006
                                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
NUMBER                                                                                                            VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
     84,157   Banco Bradesco S.A.                                                                            $      840
                                                                                                             ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    103,686   Telefonica Brasil S.A. ADR                                                                          1,510
                                                                                                             ----------
              Total Preferred Stocks (cost: $20,821)                                                             20,389
                                                                                                             ----------

              RIGHTS (0.0%)

              ENERGY (0.0%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
     69,954   Gazprom PJSC(d) (cost: $168)                                                                          158
                                                                                                             ----------
              Total Equity Securities (cost: $787,715)                                                        1,015,043
                                                                                                             ----------
              MONEY MARKET INSTRUMENTS (3.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.5%)
 37,599,030   State Street Institutional Treasury Money Market Fund Premier Class, 1.02%(f)
                (cost: $37,599)                                                                                  37,599
                                                                                                             ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
     94,206   Federated Government Obligations Fund Institutional Class, 0.94%(f)                                    94
    359,521   Fidelity Government Portfolio Class I, 0.97%(f)                                                       359
    157,917   Goldman Sachs Financial Square Government Fund Institutional Class, 0.96%(f)                          158
  7,268,647   Invesco Government & Agency Portfolio Institutional Class, 0.98%(f)                                 7,269
    187,329   Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
                Class, 0.97%(f)                                                                                     187
     12,936   Western Asset Institutional Government Reserves Institutional Class, 1.00%(f)                          13
                                                                                                             ----------
              Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
                (cost: $8,080)                                                                                    8,080
                                                                                                             ----------

              TOTAL INVESTMENTS (COST: $833,394)                                                             $1,060,722
                                                                                                             ==========

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------------
ASSETS                                                    LEVEL 1          LEVEL 2         LEVEL 3                TOTAL
-----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                        $  944,350          $48,982          $1,164           $  994,496
  Preferred Stocks                                         18,234            2,155               -               20,389
  Rights                                                        -              158               -                  158
Money Market Instruments:
  Government & U.S. Treasury Money Market Funds            37,599                -               -               37,599
Short-Term Investments Purchased with Cash Collateral
  from Securities Loaned:
  Government & U.S. Treasury Money Market Funds             8,080                -               -                8,080
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                  $1,008,263          $51,295          $1,164           $1,060,722
-----------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

-----------------------------------------------------------------------------------------------------------------------
                                         RECONCILIATION OF LEVEL 3 INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 COMMON
($ IN 000s)                                                                                                      STOCKS
-----------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                                                                      $ 2,570
Purchases                                                                                                             -
Sales                                                                                                                 -
Transfers into Level 3                                                                                                -
Transfers out of Level 3                                                                                         (1,267)
Net realized gain (loss) on investments                                                                               -
Change in net unrealized appreciation/(depreciation) of investments                                                (139)
-----------------------------------------------------------------------------------------------------------------------
Balance as of November 30, 2017                                                                                 $ 1,164
-----------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                           FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

-----------------------------------------------------------------------------------------------------------------------
                                                   TRANSFERS INTO            TRANSFERS INTO              TRANSFERS INTO
                                                         (OUT OF)                  (OUT OF)                    (OUT OF)
ASSETS ($ IN 000s)                                        LEVEL 1                   LEVEL 2                     LEVEL 3
-----------------------------------------------------------------------------------------------------------------------
Common Stocks(I),(II)                                     $(4,022)                   $4,022                     $     -
Common Stocks(III)                                          1,267                         -                      (1,267)
-----------------------------------------------------------------------------------------------------------------------
Total                                                     $(2,755)                   $4,022                     $(1,267)
-----------------------------------------------------------------------------------------------------------------------

  (I) Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.
 (II) Transferred from Level 1 to Level 2 due to valuation using alternative exchange price.
(III) Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

-----------------------------------------------------------------------------------------------------------------------
                            QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
-----------------------------------------------------------------------------------------------------------------------
                                      FAIR VALUE AT                                    SIGNIFICANT
                                    NOVEMBER 30, 2017            VALUATION             UNOBSERVABLE              RANGE/
ASSETS                                 ($ IN 000's)             TECHNIQUE(S)             INPUT(S)                VALUE
-----------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks                            $  111                 Discounted              Discount                   90%
                                                                Transaction            for lack of
                                                                   Price             marketability(a)

Common Stocks                             1,053                 Discounted              Discount                   30%
                                                                Transaction            for lack of
                                                                   Price             marketability(a)
-----------------------------------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.
  **Quantitative Information table includes certain Level 3 securities using valuation models.
An increase in the discount for the lack of marketability will decrease the value of the security.

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

           return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Securities with a value of $6,150,000, which represented 0.6% of the Fund's net assets, were classified as Level 2 at November 30, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

    (d) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $46,309,000, which represented 4.4% of the Fund's net assets.

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $1,164,000, which represented 0.1% of the Fund's net assets.

    (f) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (g) Security was fair valued at Level 3.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities on
    loan of $8,879) (cost of $833,394)                                                                       $1,060,722
  Cash                                                                                                               30
  Cash denominated in foreign currencies (identified cost of $908)                                                  920
  Receivables:
    Capital shares sold                                                                                           1,220
    Dividends and interest                                                                                        1,245
    Securities sold                                                                                                 329
    Other                                                                                                            32
                                                                                                             ----------
      Total assets                                                                                            1,064,498
                                                                                                             ----------
LIABILITIES
  Payables:
    Upon return of securities loaned                                                                              8,080
    Securities purchased                                                                                            927
    Capital shares redeemed                                                                                         599
  Accrued management fees                                                                                           877
  Accrued transfer agent's fees                                                                                      29
  Other accrued expenses and payables                                                                             1,044
                                                                                                             ----------
      Total liabilities                                                                                          11,556
                                                                                                             ----------
        Net assets applicable to capital shares outstanding                                                  $1,052,942
                                                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                            $  983,276
  Accumulated undistributed net investment income                                                                 4,267
  Accumulated net realized loss on investments                                                                 (161,384)
  Net unrealized appreciation of investments                                                                    227,328
  Net unrealized depreciation of foreign capital gains tax                                                         (578)
  Net unrealized appreciation of foreign currency translations                                                       33
                                                                                                             ----------
        Net assets applicable to capital shares outstanding                                                  $1,052,942
                                                                                                             ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $418,431/21,403 capital shares
      outstanding, no par value)                                                                             $    19.55
                                                                                                             ==========
    Institutional Shares (net assets of $629,106/32,232
      capital shares outstanding, no par value)                                                              $    19.52
                                                                                                             ==========
    Adviser Shares (net assets of $5,405/277 capital shares
      outstanding, no par value)                                                                             $    19.47
                                                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,549)                   $ 13,979
  Interest                                                                   149
  Securities lending (net)                                                   148
                                                                        --------
    Total income                                                          14,276
                                                                        --------
EXPENSES
  Management fees                                                          5,058
  Administration and servicing fees:
    Fund Shares                                                              303
    Institutional Shares                                                     312
    Adviser Shares                                                             4
  Transfer agent's fees:
    Fund Shares                                                              477
    Institutional Shares                                                     312
  Distribution and service fees (Note 7F):
    Adviser Shares                                                             7
  Custody and accounting fees:
    Fund Shares                                                              144
    Institutional Shares                                                     224
    Adviser Shares                                                             2
  Postage:
    Fund Shares                                                               28
    Institutional Shares                                                      22
  Shareholder reporting fees:
    Fund Shares                                                               13
    Institutional Shares                                                       7
  Trustees' fees                                                              18
  Registration fees:
    Fund Shares                                                               18
    Institutional Shares                                                      18
    Adviser Shares                                                            12
  Professional fees                                                           82
  Other                                                                       13
                                                                        --------
      Total expenses                                                       7,074

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

  Expenses paid indirectly:
    Fund Shares                                                         $     (1)
    Institutional Shares                                                      (1)
  Expenses reimbursed:
    Adviser Shares                                                            (7)
                                                                        --------
      Net expenses                                                         7,065
                                                                        --------
NET INVESTMENT INCOME                                                      7,211
                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments (net of foreign taxes withheld of $43)                    75,250
    Foreign currency transactions                                           (175)
  Change in net unrealized appreciation/(depreciation) of:
    Investments                                                           25,643
    Foreign capital gains tax                                               (235)
    Foreign currency translations                                             11
                                                                        --------
      Net realized and unrealized gain                                   100,494
                                                                        --------
  Increase in net assets resulting from operations                      $107,705
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

------------------------------------------------------------------------------------------------------------
                                                                                11/30/2017         5/31/2017
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                         $    7,211         $   6,270
  Net realized gain on investments                                                  75,250             6,040
  Net realized loss on foreign currency transactions                                  (175)             (367)
  Change in net unrealized appreciation/(depreciation) of:
    Investments                                                                     25,643           197,727
    Foreign capital gains tax                                                         (235)              389
    Foreign currency translations                                                       11                33
                                                                                ----------------------------
    Increase in net assets resulting from operations                               107,705           210,092
                                                                                ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                                          -            (2,861)
    Institutional Shares                                                                 -            (6,709)
    Adviser Shares                                                                       -               (32)
                                                                                ----------------------------
      Distributions to shareholders                                                      -            (9,602)
                                                                                ----------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                                        2,751             1,438
  Institutional Shares                                                             (21,983)         (147,397)
  Adviser Shares                                                                         7                 7
                                                                                ----------------------------
    Total net decrease in net assets from
      capital share transactions                                                   (19,225)         (145,952)
                                                                                ----------------------------
  Net increase in net assets                                                        88,480            54,538

NET ASSETS
  Beginning of period                                                              964,462           909,924
                                                                                ----------------------------
  End of period                                                                 $1,052,942         $ 964,462
                                                                                ============================
Accumulated undistributed (overdistribution of) net investment income:
  End of period                                                                 $    4,267         $  (2,944)
                                                                                ============================

See accompanying notes to financial statements.

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes,

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

        except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

        from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    The valuation of securities falling in the Level 3 category are primarily supported by last discounted quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    The valuation methodology applied to certain Level 3 securities changed during the period. Securities that were previously valued at last direct quoted price are now being valued using valuation models as a result of recent relevant company information.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, brokerage commission recapture credits reduced the expenses of the Fund Shares, Institutional Shares and Adviser Shares by $1,000, $1,000, and less than $500, respectively. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. Effective October 1, 2017, the Adviser Shares no longer charge redemptions fees. For the six-month period ended November 30, 2017, the Adviser Shares did not charge any redemption fees.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

    of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of less than $4,000, which represents 1.3% of the total fees paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had net capital loss carryforwards of $222,144,000, for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                       --------------------------------------
                                    TAX CHARACTER
                       --------------------------------------
                       (NO EXPIRATION)              BALANCE
                       ---------------           ------------
                       Short-Term                $ 64,127,000
                        Long-Term                 158,017,000
                                                 ------------
                            Total                $222,144,000
                                                 ============

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $294,752,000 and $306,456,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $270,234,000 and $42,906,000, respectively, resulting in net unrealized appreciation of $227,328,000.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
      ON LOAN                 NON-CASH COLLATERAL                CASH COLLATERAL
--------------------------------------------------------------------------------
    $8,879,000                     $1,313,000                       $8,080,000

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                          SIX-MONTH PERIOD ENDED            YEAR ENDED
                                                            NOVEMBER 30, 2017              MAY 31, 2017
------------------------------------------------------------------------------------------------------------
                                                          SHARES        AMOUNT        SHARES          AMOUNT
                                                          --------------------------------------------------
FUND SHARES:
Shares sold                                                2,003      $ 37,940         4,525       $  72,724
Shares issued from reinvested
  dividends                                                    -             -           183           2,824
Shares redeemed                                           (1,858)      (35,189)       (4,652)        (74,110)
                                                          --------------------------------------------------
Net increase from
  capital share transactions                                 145      $  2,751            56       $   1,438
                                                          ==================================================
INSTITUTIONAL SHARES:
Shares sold                                                2,248      $ 41,896         4,745       $  75,415
Shares issued from
  reinvested dividends                                         -             -           415           6,398
Shares redeemed                                           (3,368)      (63,879)      (14,298)       (229,210)
                                                          --------------------------------------------------
Net decrease from
  capital share transactions                              (1,120)     $(21,983)       (9,138)      $(147,397)
                                                          ==================================================
ADVISER SHARES:
Shares sold                                                    -*     $      8             1       $      26
Shares issued from
  reinvested dividends                                         -             -             -*              -*
Shares redeemed                                               (-)*          (1)           (1)            (19)
                                                          --------------------------------------------------
Net increase from
  capital share transactions                                   -*     $      7             -*      $       7
                                                          ==================================================

*Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Emerging Markets Funds Index.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 100 to 400                              +/- 4
    +/- 401 to 700                              +/- 5
    +/- 701 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $5,058,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(54,000), $(61,000), and $(1,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.03)%, (0.02)%, and (0.03)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into Investment Subadvisory Agreements with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management LLC (Lazard), and Victory Capital Management Inc. (Victory Capital), under which Brandes, Lazard, and Victory Capital each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Brandes a subadvisory fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets over $300 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Brandes manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Brandes, of $580,000.

    The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for assets over $200 million up to $400 million; 0.65% for assets over $400 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Lazard manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Lazard, of $2,449,000.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

    The Manager (not the Fund) pays Victory Capital a subadvisory fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets over $50 million up to $150 million; and 0.70% for assets over $150 million on the portion of the Fund's average net assets that Victory Capital manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Victory Capital, of $638,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $303,000, $312,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Adviser Shares to 1.75% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to October 1, 2017, the Adviser Shares' expense limitation was 1.65% of its average net assets. For the six-month period ended November 30, 2017,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    the Adviser Shares incurred reimbursable expenses of $7,000, of which less than $500 was receivable from manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $477,000, $312,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                 0.3
Cornerstone Equity                                                       1.5
Target Retirement Income                                                 0.6
Target Retirement 2020                                                   0.7
Target Retirement 2030                                                   1.2
Target Retirement 2040                                                   2.0
Target Retirement 2050                                                   1.3
Target Retirement 2060                                                   0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 271,000 Adviser Shares, which represents 97.7% of the Adviser Shares outstanding and 0.5% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         NOVEMBER 30,                          YEAR ENDED MAY 31,
                                         ------------------------------------------------------------------------------
                                             2017           2017         2016          2015        2014            2013
                                         ------------------------------------------------------------------------------
Net asset value at
  beginning of period                    $  17.60       $  14.24     $  16.46      $  18.14    $  17.44        $  15.45
                                         ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                       .12            .07          .11(a)        .08         .14             .17(a)
  Net realized and unrealized
    gain (loss)                              1.83           3.43        (2.22)(a)     (1.52)        .65            1.96(a)
                                         ------------------------------------------------------------------------------
Total from investment operations             1.95           3.50        (2.11)(a)     (1.44)        .79           (2.13)(a)
                                         ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                         -           (.14)        (.11)         (.24)       (.09)           (.14)
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $  19.55       $  17.60     $  14.24      $  16.46    $  18.14        $  17.44
                                         ==============================================================================
Total return (%)*                           11.08          24.70       (12.77)        (7.84)       4.56           13.78
Net assets at end of period (000)        $418,431       $374,130     $302,012      $500,510    $503,052        $476,735
Ratios to average net assets:**
  Expenses (%)(b)                            1.48(d)        1.51         1.58          1.50        1.50            1.58
  Net investment income (%)                  1.26(d)         .50          .73           .71         .83            1.00
Portfolio turnover (%)                         30             45           47            46          48             148(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $403,944,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         NOVEMBER 30,                          YEAR ENDED MAY 31,
                                         ------------------------------------------------------------------------------
                                             2017           2017         2016          2015        2014            2013
                                         ------------------------------------------------------------------------------
Net asset value at beginning of period   $  17.55       $  14.21     $  16.42      $  18.10    $  17.41        $  15.45
                                         ------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                       .14            .12(a)       .18           .13         .18             .20(a)
  Net realized and unrealized
    gain (loss)                              1.83           3.40(a)     (2.25)        (1.53)        .65            1.99(a)
                                         ------------------------------------------------------------------------------
Total from investment operations             1.97           3.52(a)     (2.07)        (1.40)        .83            2.19(a)
                                         ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                         -           (.18)        (.14)         (.28)       (.14)           (.23)
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $  19.52       $  17.55     $  14.21      $  16.42    $  18.10        $  17.41
                                         ==============================================================================
Total return (%)*                           11.23          24.93       (12.53)        (7.64)       4.82           14.18
Net assets at end of period (000)        $629,106       $585,468     $603,981      $637,007    $730,863        $540,580
Ratios to average net assets:**
  Expenses (%)(b)                            1.29(d)        1.29         1.30          1.27        1.29            1.30
  Net investment income (%)                  1.48(d)         .75         1.11           .93        1.03            1.19
Portfolio turnover (%)                         30             45           47            46          48             148(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $623,353,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         NOVEMBER 30,                          YEAR ENDED MAY 31,
                                         ------------------------------------------------------------------------------
                                             2017           2017         2016          2015        2014            2013
                                         ------------------------------------------------------------------------------
Net asset value at beginning of period     $17.55         $14.20      $ 16.40        $18.08      $17.35          $15.40
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                       .10            .05          .09           .05         .09             .11
  Net realized and unrealized gain (loss)    1.82           3.42        (2.21)        (1.53)        .66            1.94
                                           ----------------------------------------------------------------------------
Total from investment operations             1.92           3.47        (2.12)        (1.48)        .75            2.05
                                           ----------------------------------------------------------------------------
Less distributions from:
  Net investment income                         -           (.12)        (.08)         (.20)       (.02)           (.10)
                                           ----------------------------------------------------------------------------
Redemption fees added to beneficial
  interests                                     -              -            -           .00(a)        -               -
                                           ----------------------------------------------------------------------------
Net asset value at end of period           $19.47         $17.55      $ 14.20        $16.40      $18.08          $17.35
                                           ============================================================================
Total return (%)*                           10.94          24.53       (12.93)        (8.09)       4.34           13.31
Net assets at end of period (000)          $5,405         $4,864      $ 3,931        $4,560      $4,988          $4,784
Ratios to average net assets:**
  Expenses (%)(b)                            1.68(e),(g)    1.66(d)      1.75          1.79(c)     1.77            2.00
  Expenses, excluding reimbursements (%)(b)  1.98(g)        1.87         1.92          1.95        1.77            2.04
  Net investment income (%)                  1.06(g)         .35          .60           .41         .57             .55
Portfolio turnover (%)                         30             45           47            46          48             148(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $5,234,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to October 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 2.00% of the Advisers Shares' average net assets.
(d) Prior to October 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.75% of the Advisers Shares' average net assets.
(e) Prior to October 1, 2017, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Advisers Shares' average net assets.
(f) Reflects increased trading activity due to changes in subadvisers(s) and asset allocation strategies.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING                ENDING             DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE          JUNE 1, 2017 -
                                        JUNE 1, 2017         NOVEMBER 30, 2017      NOVEMBER 30, 2017
                                       --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00              $1,110.80                 $7.83

Hypothetical
  (5% return before expenses)             1,000.00               1,017.65                  7.49

INSTITUTIONAL SHARES
Actual                                    1,000.00               1,112.30                  6.83

Hypothetical
  (5% return before expenses)             1,000.00               1,018.60                  6.53

ADVISER SHARES
Actual                                    1,000.00               1,109.40                  8.88

Hypothetical
  (5% return before expenses)             1,000.00               1,016.65                  8.49

*Expenses are equal to the annualized expense ratio of 1.48% for Fund Shares, 1.29% for Institutional Shares, and 1.68% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 11.08% for Fund Shares, 11.23% for Institutional Shares, and 10.94% for Adviser Shares for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   25559-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA GOVERNMENT SECURITIES FUND
       FUND SHARES (USGNX) o INSTITUTIONAL SHARES (UIGSX)
       o ADVISER SHARES (UAGNX) o R6 SHARES (URGSX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                         10

    Financial Statements                                                      13

    Notes to Financial Statements                                             17

EXPENSE EXAMPLE                                                               36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PROVIDES INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in government securities, U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities
(TIPS); mortgage-backed securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac); U.S. government agency collateralized mortgage obligations; securities issued by U.S. government agencies and instrumentalities; and repurchase agreements collateralized by such investments. The securities issued by U.S. government agencies and instrumentalities are supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to, Fannie Mae, Freddie Mac, the Federal Agricultural Mortgage Corporation (Farmer Mac), Federal Farm Credit Bank, Federal Home Loan Bank, Private Export Funding Corp (Pefco), and the Small Business Administration. The Fund has a target average maturity of 5-10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

COMMERCIAL MORTGAGE-BACKED SECURITIES*                                     36.6%
U.S. TREASURY SECURITIES - NOTES                                           26.6%
30-YEAR FIXED RATE SINGLE-FAMILY MORTGAGES*                                21.1%
COLLATERALIZED  MORTGAGE OBLIGATIONS*                                       3.5%
MUNICIPAL BONDS                                                             3.3%
ASSET-BACKED SECURITIES                                                     3.0%
OTHER U.S. GOVERNMENT SECURITIES*                                           2.8%
15-YEAR FIXED RATE SINGLE-FAMILY MORTGAGES*                                 2.3%
MONEY MARKET INSTRUMENTS                                                    0.4%
10-YEAR FIXED RATE SINGLE-FAMILY MORTGAGES*                                 0.2%

                                   [END CHART]

*Combined in the Portfolio of Investments under Mortgage-Backed Pass-Through
 Securities, Single-Family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-9.

================================================================================

2  | USAA GOVERNMENT SECURITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (66.5%)(A)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (23.6%)
$    1,409   Fannie Mae(+)                                                3.50%            5/01/2021      $  1,457
     3,025   Fannie Mae(+)                                                3.00             2/01/2027         3,091
     5,179   Fannie Mae(+)                                                3.00             2/01/2027         5,293
       812   Fannie Mae(+)                                                5.00            12/01/2035           887
       313   Fannie Mae(+)                                                5.50            11/01/2037           347
       455   Fannie Mae(+)                                                6.00             5/01/2038           512
     2,371   Fannie Mae(+)                                                4.00             8/01/2039         2,490
     4,032   Fannie Mae(+)                                                3.50             1/01/2042         4,154
     6,371   Fannie Mae(+)                                                3.50             5/01/2042         6,565
       102   Freddie Mac(+)                                               5.00             1/01/2021           106
       697   Freddie Mac(+)                                               5.50            12/01/2035           774
     1,788   Freddie Mac(+)                                               4.00             9/01/2040         1,876
     6,437   Freddie Mac(+)                                               3.50             5/01/2042         6,634
     5,296   Freddie Mac(+)                                               3.00             6/01/2042         5,313
        88   Government National Mortgage Assn. I                         5.50            12/15/2018            89
        10   Government National Mortgage Assn. I                         8.50             6/15/2021            10
         8   Government National Mortgage Assn. I                         9.00             7/15/2021             8
         5   Government National Mortgage Assn. I                         8.50             7/15/2022             5
       349   Government National Mortgage Assn. I                         6.00             8/15/2022           364
        31   Government National Mortgage Assn. I                         8.00             6/15/2023            33
       699   Government National Mortgage Assn. I                         4.50             5/15/2024           735
       693   Government National Mortgage Assn. I                         4.50             9/15/2024           725
       725   Government National Mortgage Assn. I                         4.50             9/15/2024           767
       682   Government National Mortgage Assn. I                         4.50            10/15/2024           711
       644   Government National Mortgage Assn. I                         4.50            10/15/2024           680
        50   Government National Mortgage Assn. I                         7.00             4/15/2027            51
       157   Government National Mortgage Assn. I                         7.00             5/15/2027           178
       117   Government National Mortgage Assn. I                         8.00             5/15/2027           125
        91   Government National Mortgage Assn. I                         7.50             2/15/2028           103
       315   Government National Mortgage Assn. I                         6.00             4/15/2028           357
        27   Government National Mortgage Assn. I                         6.50             5/15/2028            30
        98   Government National Mortgage Assn. I                         6.50             5/15/2028           109
         9   Government National Mortgage Assn. I                         6.75             5/15/2028            10
        71   Government National Mortgage Assn. I                         6.50             7/15/2028            80
        14   Government National Mortgage Assn. I                         7.00             7/15/2028            15

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$       38   Government National Mortgage Assn. I                         7.00%            8/15/2028      $     39
        35   Government National Mortgage Assn. I                         7.00             8/15/2028            39
        49   Government National Mortgage Assn. I                         6.50             9/15/2028            55
        79   Government National Mortgage Assn. I                         7.00             9/15/2028            85
        34   Government National Mortgage Assn. I                         6.00            11/15/2028            38
       138   Government National Mortgage Assn. I                         6.50            11/15/2028           153
        27   Government National Mortgage Assn. I                         6.50             1/15/2029            30
        10   Government National Mortgage Assn. I                         6.50             1/15/2029            12
       160   Government National Mortgage Assn. I                         6.00             2/15/2029           180
        18   Government National Mortgage Assn. I                         7.50             3/15/2029            21
        40   Government National Mortgage Assn. I                         7.50             4/15/2029            43
       326   Government National Mortgage Assn. I                         7.00             5/15/2029           358
       413   Government National Mortgage Assn. I                         7.00             6/15/2029           455
       176   Government National Mortgage Assn. I                         6.00             7/15/2029           200
        94   Government National Mortgage Assn. I                         7.50            10/15/2029           105
        20   Government National Mortgage Assn. I                         7.50            10/15/2029            20
        76   Government National Mortgage Assn. I                         8.00             7/15/2030            80
        24   Government National Mortgage Assn. I                         8.00             9/15/2030            27
        13   Government National Mortgage Assn. I                         7.50            12/15/2030            14
        21   Government National Mortgage Assn. I                         7.50             1/15/2031            22
       240   Government National Mortgage Assn. I                         6.50             3/15/2031           267
        36   Government National Mortgage Assn. I                         7.00             8/15/2031            36
        79   Government National Mortgage Assn. I                         7.00             9/15/2031            92
       225   Government National Mortgage Assn. I                         6.50            10/15/2031           250
        87   Government National Mortgage Assn. I                         7.00            10/15/2031            95
        32   Government National Mortgage Assn. I                         7.50            11/15/2031            34
       179   Government National Mortgage Assn. I                         6.50             1/15/2032           200
       248   Government National Mortgage Assn. I                         6.00             5/15/2032           278
        26   Government National Mortgage Assn. I                         7.00             6/15/2032            29
       132   Government National Mortgage Assn. I                         7.00             7/15/2032           146
       293   Government National Mortgage Assn. I                         6.50             8/15/2032           326
       942   Government National Mortgage Assn. I                         6.50             9/15/2032         1,095
       918   Government National Mortgage Assn. I                         6.00             1/15/2033         1,039
       409   Government National Mortgage Assn. I                         6.00             2/15/2033           467
       283   Government National Mortgage Assn. I                         6.00             7/15/2033           318
       241   Government National Mortgage Assn. I                         6.00             9/15/2033           273
     2,586   Government National Mortgage Assn. I                         5.50            10/15/2033         2,887
     1,152   Government National Mortgage Assn. I                         5.50            12/15/2033         1,286
       573   Government National Mortgage Assn. I                         5.50             7/15/2034           646
     1,472   Government National Mortgage Assn. I                         5.50            10/15/2035         1,654
       347   Government National Mortgage Assn. I                         6.00             3/15/2037           391
       285   Government National Mortgage Assn. I                         6.00             9/15/2037           321
       704   Government National Mortgage Assn. I                         5.50             3/15/2038           782
     1,437   Government National Mortgage Assn. I                         5.50             4/15/2038         1,610

================================================================================

4  | USAA GOVERNMENT SECURITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$      457   Government National Mortgage Assn. I                         6.00%            5/15/2038      $    524
       502   Government National Mortgage Assn. I                         6.00             5/15/2038           574
       424   Government National Mortgage Assn. I                         6.00             9/15/2038           476
       485   Government National Mortgage Assn. I                         6.00            10/15/2038           543
       680   Government National Mortgage Assn. I                         6.00            12/15/2038           763
       456   Government National Mortgage Assn. I                         5.00             2/15/2039           497
     2,795   Government National Mortgage Assn. I                         5.50             6/15/2039         3,087
     3,908   Government National Mortgage Assn. I                         4.50             9/15/2039         4,180
     2,811   Government National Mortgage Assn. I                         4.50            11/15/2039         3,009
     4,293   Government National Mortgage Assn. I                         4.50            12/15/2039         4,609
    13,147   Government National Mortgage Assn. I                         4.50             2/15/2040        14,067
     2,730   Government National Mortgage Assn. I                         4.50             3/15/2040         2,896
     1,569   Government National Mortgage Assn. I                         4.50             6/15/2040         1,662
     1,048   Government National Mortgage Assn. I                         4.00             7/15/2040         1,099
     2,569   Government National Mortgage Assn. I                         4.50             7/15/2040         2,730
     1,377   Government National Mortgage Assn. I                         4.00             8/15/2040         1,448
     3,194   Government National Mortgage Assn. I                         4.00             9/15/2040         3,343
     2,626   Government National Mortgage Assn. I                         4.50             1/15/2041         2,792
        11   Government National Mortgage Assn. II                        8.00            12/20/2022            11
     1,732   Government National Mortgage Assn. II                        4.50             4/20/2024         1,824
       268   Government National Mortgage Assn. II                        8.00             8/20/2030           322
       290   Government National Mortgage Assn. II                        7.00             9/20/2030           341
       160   Government National Mortgage Assn. II                        6.00             3/20/2031           181
        59   Government National Mortgage Assn. II                        7.50             4/20/2031            71
        96   Government National Mortgage Assn. II                        6.50             5/20/2031           113
        72   Government National Mortgage Assn. II                        6.50             7/20/2031            83
       189   Government National Mortgage Assn. II                        6.50             8/20/2031           216
       282   Government National Mortgage Assn. II                        6.50             4/20/2032           326
       268   Government National Mortgage Assn. II                        6.50             6/20/2032           312
       410   Government National Mortgage Assn. II                        6.00             8/20/2032           464
       360   Government National Mortgage Assn. II                        6.00             9/20/2032           407
       347   Government National Mortgage Assn. II                        5.50             4/20/2033           386
     1,210   Government National Mortgage Assn. II                        5.00             5/20/2033         1,321
     1,505   Government National Mortgage Assn. II                        5.00             7/20/2033         1,644
       381   Government National Mortgage Assn. II                        6.00            10/20/2033           434
       340   Government National Mortgage Assn. II                        6.00            12/20/2033           367
     1,221   Government National Mortgage Assn. II                        6.00             2/20/2034         1,388
     1,176   Government National Mortgage Assn. II                        5.50             3/20/2034         1,311
     1,123   Government National Mortgage Assn. II                        6.00             3/20/2034         1,268
       936   Government National Mortgage Assn. II                        5.00             6/20/2034         1,032
       843   Government National Mortgage Assn. II                        6.50             8/20/2034           978
       742   Government National Mortgage Assn. II                        6.00             9/20/2034           854
     2,088   Government National Mortgage Assn. II                        6.00            10/20/2034         2,375
       171   Government National Mortgage Assn. II                        6.00            11/20/2034           184

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$    4,279   Government National Mortgage Assn. II                        5.50%            2/20/2035      $  4,769
     3,647   Government National Mortgage Assn. II                        5.50             4/20/2035         4,059
     1,778   Government National Mortgage Assn. II                        5.50             7/20/2035         1,981
     2,243   Government National Mortgage Assn. II                        5.00             9/20/2035         2,449
       714   Government National Mortgage Assn. II                        6.00             5/20/2036           807
       766   Government National Mortgage Assn. II                        5.50             1/20/2037           843
       508   Government National Mortgage Assn. II                        5.00             2/20/2037           546
     2,594   Government National Mortgage Assn. II                        4.00            11/20/2040         2,736
                                                                                                          --------
                                                                                                           145,884
                                                                                                          --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%)
     4,725   Fannie Mae(+)                                                1.50             7/25/2027         4,563
     2,173   Fannie Mae(+)                                                1.38             9/25/2027         2,080
     1,865   Fannie Mae(+)                                                1.50             9/25/2027         1,790
     1,881   Fannie Mae(+)                                                1.50             9/25/2027         1,796
     2,047   Fannie Mae(+)                                                1.50            10/25/2027         1,958
     1,860   Fannie Mae(+), 1 mo. USD LIBOR + 0.3%                        1.63(b)          4/25/2035         1,860
     1,681   Fannie Mae(+), 1 mo. USD LIBOR + 0.3%                        1.63(b)          8/25/2037         1,674
     2,824   Freddie Mac(+)                                               2.00             9/15/2026         2,791
     1,098   Freddie Mac(+), 1 mo. USD LIBOR + 0.3%                       1.55(b)          3/15/2036         1,099
     1,795   Freddie Mac(+), 1 mo. USD LIBOR + 0.55%                      1.80(b)         10/15/2041         1,810
                                                                                                          --------
                                                                                                            21,421
                                                                                                          --------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (36.6%)
     1,946   Fannie Mae(+)                                                2.05             7/01/2019         1,942
     1,725   Fannie Mae(+)                                                1.65             9/25/2019         1,721
     9,819   Fannie Mae(+)                                                1.58             1/01/2020         9,692
    10,000   Fannie Mae(+)                                                2.63             9/01/2021        10,067
    21,201   Fannie Mae(+)                                                2.42            11/01/2022        21,215
     8,265   Fannie Mae(+)                                                2.50             4/01/2023         8,279
     2,151   Fannie Mae(+)                                                2.54             5/01/2023         2,163
     1,648   Fannie Mae(+)                                                3.32             7/25/2023         1,704
     5,000   Fannie Mae(+)                                                2.16            10/25/2023         4,922
     2,356   Fannie Mae(+)                                                2.80(c)          6/25/2025         2,348
     2,422   Fannie Mae(+)                                                2.50             9/25/2026         2,410
     4,000   Fannie Mae(+)                                                3.06             5/25/2027         4,051
     3,000   Freddie Mac(+)                                               4.08(c)         11/25/2020         3,153
     8,500   Freddie Mac(+)                                               2.22            12/25/2018         8,521
     5,000   Freddie Mac(+)                                               2.86             1/25/2021         5,088
     2,250   Freddie Mac(+)                                               2.27             3/25/2022         2,243
     3,341   Freddie Mac(+)                                               1.69             4/25/2022         3,302
     4,000   Freddie Mac(+)                                               2.72             6/25/2022         4,056
     3,000   Freddie Mac(+)                                               2.36             7/25/2022         2,997
    10,000   Freddie Mac(+)                                               2.31             8/25/2022         9,966
     5,000   Freddie Mac(+)                                               2.51            11/25/2022         5,024

================================================================================

6  | USAA GOVERNMENT SECURITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
$    5,000   Freddie Mac(+)                                               2.64%            1/25/2023      $  5,050
     3,000   Freddie Mac(+)                                               3.32(c)          2/25/2023         3,125
     3,000   Freddie Mac(+)                                               2.41             3/25/2023         2,992
     5,000   Freddie Mac(+)                                               3.00             1/25/2024         5,124
    10,030   Freddie Mac(+)                                               3.49             1/25/2024        10,556
     3,000   Freddie Mac(+)                                               3.39             3/25/2024         3,142
    20,000   Freddie Mac(+)                                               2.95             7/25/2024        20,370
     3,752   Freddie Mac(+)                                               2.60             1/25/2025         3,783
     3,000   Freddie Mac(+)                                               3.02             1/25/2025         3,070
    10,000   Freddie Mac(+)                                               3.28(c)          6/25/2025        10,389
     4,718   Freddie Mac(+)                                               2.20             7/25/2025         4,635
     4,000   Freddie Mac(+)                                               3.01             7/25/2025         4,080
     3,000   Freddie Mac(+)                                               2.85             3/25/2026         2,987
     5,000   Freddie Mac(+)                                               2.53             5/25/2026         4,898
     5,000   Freddie Mac(+)                                               2.65             8/25/2026         4,931
     2,448   Freddie Mac(+)                                               3.01             8/25/2026         2,502
     4,500   Freddie Mac(+)                                               3.12             9/25/2026         4,595
     3,000   Freddie Mac(+)                                               3.12             6/25/2027         3,054
     9,274   Freddie Mac(+)                                               3.19             7/25/2027         9,500
     2,879   Freddie Mac(+)                                               3.19             9/25/2027         2,945
                                                                                                          --------
                                                                                                           226,592
                                                                                                          --------
             OTHER U.S. GOVERNMENT SECURITIES (2.8%)
    18,000   Fannie Mae(+)                                                2.13             4/24/2026        17,454
                                                                                                          --------
             Total U.S. Government Agency Issues (cost: $405,403)                                          411,351
                                                                                                          --------
             ASSET-BACKED SECURITIES (3.0%)

             ASSET-BACKED FINANCING (3.0%)
     3,550   Navient Student Loan Trust, 1 mo.
               USD LIBOR + 0.51%                                          1.84(b)          6/25/2031         3,541
     2,000   Navient Student Loan Trust, 1 mo.
               USD LIBOR + 1.05%(d)                                       2.38(b)          6/25/2065         2,028
     3,000   Navient Student Loan Trust, 1 mo.
               USD LIBOR + 0.75%(d)                                       2.08(b)          3/25/2066         3,034
     4,214   Nelnet Student Loan Trust, 3 mo.
               USD LIBOR + 0.25%                                          1.58(b)          6/25/2041         3,818
     1,242   SLM Student Loan Trust, 3 mo.
               USD LIBOR + 0.11%                                          1.48(b)         10/27/2025         1,241
     4,865   SLM Student Loan Trust, 1 mo.
               USD LIBOR + 0.65%                                          1.98(b)          6/25/2055         4,914
                                                                                                          --------
                                                                                                            18,576
                                                                                                          --------
             Total Asset-Backed Securities (cost: $18,389)                                                  18,576
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON                              VALUE
(000)        SECURITY                                                     RATE             MATURITY          (000)
------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (26.6%)(E)

             NOTES (26.6%)
$    5,000   0.88%, 1/31/2018                                             0.88%            1/31/2018      $  4,997
     5,000   1.00%, 5/15/2018                                             1.00             5/15/2018         4,990
    10,000   1.00%, 9/15/2018                                             1.00             9/15/2018         9,952
     7,000   0.75%, 09/30/2018                                            0.75             9/30/2018         6,950
     4,000   1.00%, 3/15/2019                                             1.00             3/15/2019         3,962
     6,000   0.88%, 4/15/2019                                             0.88             4/15/2019         5,930
    20,000   1.50%, 8/15/2020                                             1.50             8/15/2020        19,804
     7,000   1.38%, 5/31/2021                                             1.38             5/31/2021         6,853
     3,000   2.12%, 6/30/2021                                             2.13             6/30/2021         3,013
     3,000   2.00%, 2/15/2022                                             2.00             2/15/2022         2,993
    10,000   1.88%, 7/31/2022                                             1.88             7/31/2022         9,887
    20,000   1.63%, 08/31/2022                                            1.63             8/31/2022        19,545
     4,000   2.00%, 11/30/2022                                            2.00            11/30/2022         3,973
     5,000   2.13%, 11/30/2023                                            2.13            11/30/2023         4,971
    20,000   2.00%, 06/30/2024                                            2.00             6/30/2024        19,641
    20,000   1.88%, 8/31/2024                                             1.88             8/31/2024        19,475
     5,000   2.25%, 11/15/2024                                            2.25            11/15/2024         4,979
     4,000   2.13%, 11/30/2024                                            2.13            11/30/2024         3,951
     4,000   2.00%, 2/15/2025                                             2.00             2/15/2025         3,913
     4,500   2.13%, 5/15/2025                                             2.13             5/15/2025         4,434
                                                                                                          --------
                                                                                                           164,213
                                                                                                          --------
             Total U.S. Treasury Securities (cost: $166,691)                                               164,213
                                                                                                          --------

             MUNICIPAL BONDS (3.3%)

             AIRPORT/PORT (0.8%)
     5,000   Port Auth. of New York & New Jersey                          2.53            10/15/2020         5,043
                                                                                                          --------
             APPROPRIATED DEBT (0.5%)
     3,000   Kansas Dev. Finance Auth.                                    3.94             4/15/2026         3,153
                                                                                                          --------
             GENERAL OBLIGATION (2.0%)
     5,000   State of Connecticut                                         2.92             8/01/2023         4,962
     3,000   State of Texas                                               2.83            10/01/2025         3,024
     4,000   State of Texas                                               3.01            10/01/2026         4,058
                                                                                                          --------
                                                                                                            12,044
                                                                                                          --------
             Total Municipal Bonds (cost: $20,108)                                                          20,240
                                                                                                          --------

================================================================================

8  | USAA GOVERNMENT SECURITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                                                       VALUE
(000)        SECURITY                                                                                        (000)
------------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (0.4%)

             REPURCHASE AGREEMENTS (0.4%)
$    2,408   Credit Agricole Corp. Inv. Bank, 1.04%, acquired 11/30/2017 and due on
               12/01/2017 at $2,408 (collateralized by $5,785 of Fannie Mae(a,+),
               4.50%, due 9/01/2041; market value $2,456) (cost: $2,408)                                  $  2,408
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
     4,893   State Street Institutional U.S. Government Money Market Fund
               Premier Class, 0.99%(f) (cost: $5)                                                                5
                                                                                                          --------
             Total Money Market Instruments (cost: $2,413)                                                   2,413
                                                                                                          --------

             TOTAL INVESTMENTS (COST: $613,004)                                                           $616,793
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1              LEVEL 2              LEVEL 3              TOTAL
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                $      -             $411,351                   $-           $411,351
Asset-Backed Securities                             -               18,576                    -             18,576
U.S. Treasury Securities                      164,213                    -                    -            164,213
Municipal Bonds                                     -               20,240                    -             20,240
Money Market Instruments:
  Repurchase Agreements                             -                2,408                    -              2,408
  Government & U.S. Treasury Money
    Market Funds                                    5                    -                    -                  5
------------------------------------------------------------------------------------------------------------------
Total                                        $164,218             $452,575                   $-           $616,793
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    LIBOR       London Interbank Offered Rate
    USD         U.S. Dollar

o   SPECIFIC NOTES

    (a) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

        intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (b) Variable-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2017.

    (c) Stated interest rates may change slightly over time as underlying mortgages pay down.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (e) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (f) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    See accompanying notes to financial statements.

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $613,004)                                $616,793
   Receivables:
      Capital shares sold                                                                            149
      USAA Asset Management Company (Note 7C)                                                          1
      Interest                                                                                     1,860
                                                                                                --------
         Total assets                                                                            618,803
                                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                        253
      Dividends on capital shares                                                                     73
   Accrued management fees                                                                            63
   Accrued transfer agent's fees                                                                      10
   Other accrued expenses and payables                                                               138
                                                                                                --------
         Total liabilities                                                                           537
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $618,266
                                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                              $616,113
   Undistributed net investment income                                                                 6
   Accumulated net realized loss on investments                                                   (1,642)
   Net unrealized appreciation of investments                                                      3,789
                                                                                                --------
            Net assets applicable to capital shares outstanding                                 $618,266
                                                                                                ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $368,874/37,906 capital shares
         outstanding, no par value)                                                             $   9.73
                                                                                                ========
      Institutional Shares (net assets of $238,005/24,453 capital shares
         outstanding, no par value)                                                             $   9.73
                                                                                                ========
      Adviser Shares (net assets of $5,026/517 capital shares outstanding,
         no par value)                                                                          $   9.72
                                                                                                ========
      R6 Shares (net assets of $6,361/654 capital shares outstanding,
         no par value)                                                                          $   9.73
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                               $ 7,300
                                                                                                 -------
EXPENSES
   Management fees                                                                                   361
   Administration and servicing fees:
      Fund Shares                                                                                    288
      Institutional Shares                                                                            91
      Adviser Shares                                                                                   4
      R6 Shares                                                                                        1
   Transfer agent's fees:
      Fund Shares                                                                                    244
      Institutional Shares                                                                            91
      Adviser Shares                                                                                   1
   Distribution and service fees (Note 7E):
      Adviser Shares                                                                                   7
   Custody and accounting fees:
      Fund Shares                                                                                     55
      Institutional Shares                                                                            18
      Adviser Shares                                                                                   1
      R6 Shares                                                                                        1
   Postage:
      Fund Shares                                                                                     15
   Shareholder reporting fees:
      Fund Shares                                                                                     13
   Trustees' fees                                                                                     18
   Registration fees:
      Fund Shares                                                                                     14
      Institutional Shares                                                                            10
      Adviser Shares                                                                                  11
      R6 Shares                                                                                       11
   Professional fees                                                                                  47
   Other                                                                                              13
                                                                                                 -------
         Total expenses                                                                            1,315

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

   Expenses reimbursed:
      Adviser Shares                                                                             $    (6)
      R6 Shares                                                                                       (9)
                                                                                                 -------
         Net expenses                                                                              1,300
                                                                                                 -------
NET INVESTMENT INCOME                                                                              6,000
                                                                                                 -------
NET UNREALIZED LOSS ON INVESTMENTS
   Change in net unrealized appreciation/(depreciation)                                           (8,089)
                                                                                                 -------
   Decrease in net assets resulting from operations                                              $(2,089)
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                          11/30/2017           5/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $  6,000            $ 11,044
   Net realized gain on investments                                                -                   6
   Change in net unrealized appreciation/(depreciation)
      of investments                                                          (8,089)             (8,036)
                                                                            ----------------------------
      Increase (decrease) in net assets resulting from operations             (2,089)              3,014
                                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                             (3,952)             (8,434)
      Institutional Shares                                                    (1,967)             (2,507)
      Adviser Shares                                                             (52)                (93)
      R6 Shares*                                                                 (57)                (55)
                                                                            ----------------------------
         Distributions to shareholders                                        (6,028)            (11,089)
                                                                            ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                               (17,164)            (35,121)
   Institutional Shares                                                      107,512              28,494
   Adviser Shares                                                               (991)              1,071
   R6 Shares*                                                                  1,406               5,000
                                                                            ----------------------------
      Total net increase (decrease) in net assets
         from capital share transactions                                      90,763                (556)
                                                                            ----------------------------
   Net increase (decrease) in net assets                                      82,646              (8,631)

NET ASSETS
   Beginning of period                                                       535,620             544,251
                                                                            ----------------------------
   End of period                                                            $618,266            $535,620
                                                                            ============================
Undistributed net investment income:
   End of period                                                            $      6            $     34
                                                                            ============================

*R6 Shares commenced operations on December 1, 2016.

See accompanying notes to financial statements.

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal.

The Fund consists of four classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), Government Securities Fund Adviser Shares (Adviser Shares), and Government Securities Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons,

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3.  Repurchase agreements are valued at cost.

    4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

        value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight- line method for short-term securities.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2017, the value of the related collateral exceeded the value of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six- month period ended November 30, 2017, the Adviser Shares charged redemption fees of less than $500.

I INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 0.7% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had net capital loss carryforwards of $1,642,000, for federal income tax purposes, as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                      ------------------------------------------
                                   TAX CHARACTER
                      ------------------------------------------
                      (NO EXPIRATION)                   BALANCE
                      ---------------                 ----------
                      Short-Term                      $1,533,000
                       Long-Term                         109,000
                                                      ----------
                           Total                      $1,642,000
                                                      ==========

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $138,326,000 and $46,989,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $10,026,000 and $6,237,000, respectively, resulting in net unrealized appreciation of $3,789,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. At November 30, 2017, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:


                                                  SIX-MONTH PERIOD ENDED                   YEAR ENDED
                                                    NOVEMBER 30, 2017                     MAY 31, 2017
-----------------------------------------------------------------------------------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                                  ---------------------------------------------------------
FUND SHARES:
Shares sold                                        1,893         $ 18,594            5,118         $ 50,839
                                                  ---------------------------------------------------------
Shares issued from reinvested dividends              369            3,617              776            7,700
Shares redeemed                                   (4,013)         (39,375)          (9,478)         (93,660)
                                                  ---------------------------------------------------------
Net decrease from capital
  share transactions                              (1,751)        $(17,164)          (3,584)        $(35,121)
                                                  =========================================================
INSTITUTIONAL SHARES:
Shares sold                                       11,113         $109,604            3,390         $ 33,537
Shares issued from reinvested dividends              201            1,967              251            2,485
Shares redeemed                                     (414)          (4,059)            (754)          (7,528)
                                                  ---------------------------------------------------------
Net increase from capital
  share transactions                              10,900         $107,512            2,887         $ 28,494
                                                  =========================================================
ADVISER SHARES:
Shares sold                                            3         $     25              122         $  1,203
Shares issued from reinvested dividends                1                9                1                8
Shares redeemed*                                    (105)          (1,025)             (14)            (140)
                                                  ---------------------------------------------------------
Net increase (decrease) from capital
  share transactions                                (101)        $   (991)             109         $  1,071
                                                  =========================================================
R6 SHARES
 (COMMENCED ON DECEMBER 1, 2016):
Shares sold                                          152         $  1,485              510         $  5,000
Shares issued from reinvested dividends                -**              2                -                -
Shares redeemed                                       (8)             (81)               -                -
                                                  ---------------------------------------------------------
Net increase from capital
  share transactions                                 144         $  1,406              510         $  5,000
                                                  =========================================================

* Net of redemption fees, if any.
** Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index measures the total return performance of funds tracked by Lipper that invest 65% of fund assets in securities issued or guaranteed by the U.S. government, its agency, or its instrumentalities, with dollar-weighted average maturities of five to ten years. For the Fund Shares and Adviser Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 7, 2015. The performance period for the R6 Shares commenced on December 1, 2016, and includes the performance of the Fund Shares for periods prior to December 1, 2016. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $361,000, which included a performance adjustment for the Institutional Shares, Adviser Shares, and R6 Shares of $1,000, $(1,000), and less than $500, respectively. For the Institutional Shares, Adviser Shares, and R6 Shares, the performance adjustments were less than 0.1%, (0.04)%, and less than 0.1%, respectively. At November 30, 2017, the Fund Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $288,000, $91,000, $4,000, and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Adviser Shares and R6 Shares to 0.75% and 0.35%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares and R6 Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Fund incurred reimbursable expenses from the Manager for the Adviser Shares and R6 Shares of $6,000, and $9,000, respectively, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $244,000, $91,000, $1,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                3.1
Target Retirement Income                                               11.6
Target Retirement 2020                                                 10.0
Target Retirement 2030                                                  8.7
Target Retirement 2040                                                  3.6
Target Retirement 2050                                                  0.9
Target Retirement 2060                                                  0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 487,000 Adviser Shares and 510,000 R6 Shares, which represents 94.2% of the Adviser Shares outstanding, 78.0% of the R6 Shares outstanding, and 1.6% of the Fund's total outstanding shares.

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              NOVEMBER 30,                           YEAR ENDED MAY 31,
                             -----------------------------------------------------------------------------------
                                 2017           2017           2016           2015           2014           2013
                             -----------------------------------------------------------------------------------
Net asset value at
  beginning of period        $   9.86       $  10.00       $  10.04       $  10.02       $  10.08       $  10.40
                             -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .10            .20            .22            .25            .28            .29
  Net realized and
    unrealized gain (loss)       (.13)          (.14)          (.04)           .03           (.06)          (.32)
                             -----------------------------------------------------------------------------------
Total from investment
  operations                     (.03)           .06            .18            .28            .22           (.03)
                             -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.10)          (.20)          (.22)          (.26)          (.28)          (.29)
                             -----------------------------------------------------------------------------------
Net asset value at end
  of period                  $   9.73       $   9.86       $  10.00       $  10.04       $  10.02       $  10.08
                             ===================================================================================
Total return (%)*                (.30)           .62           1.80           2.78           2.20           (.36)
Net assets at end
  of period (000)            $368,874       $390,897       $432,471       $435,421       $451,688       $553,495
Ratios to average
  net assets:**
  Expenses (%)(a)                 .48(b)         .48            .51            .51            .47            .41
  Net investment
    income (%)                   2.05(b)        2.02           2.17           2.52           2.78           2.77
Portfolio turnover (%)              8             18             14             15              0             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $383,194,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED         YEAR ENDED        PERIOD ENDED
                                                  NOVEMBER 30,           MAY 31,             MAY 31,
                                                  ---------------------------------------------------
                                                      2017                 2017              2016***
                                                  --------------------------------------------------
Net asset value at beginning of period            $   9.86             $  10.00          $   9.94
                                                  -----------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .11                  .21               .18
  Net realized and unrealized gain (loss)             (.13)                (.14)              .06
                                                  -----------------------------------------------
Total from investment operations                      (.02)                 .07               .24
                                                  -----------------------------------------------
Less distributions from:
  Net investment income                               (.11)                (.21)             (.18)
                                                  -----------------------------------------------
Net asset value at end of period                  $   9.73             $   9.86          $  10.00
                                                  ===============================================
Total return (%)*                                     (.25)                 .71              2.39
Net assets at end of period (000)                 $238,005             $133,607          $106,692
Ratios to average net assets:**
  Expenses (%)                                         .38(a)               .40               .44(a)
  Expenses, excluding reimbursements (%)               .38(a)               .40               .44(a)
  Net investment income (%)                           2.15(a)              2.12              2.16(a)
Portfolio turnover (%)                                   8                   18                14

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
  ** For the six-month period ended November 30, 2017, average net assets were
     $182,008,000.
 *** Institutional Shares commenced operations on August 7, 2015.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               NOVEMBER 30,                          YEAR ENDED MAY 31,
                              ----------------------------------------------------------------------------------
                                 2017           2017           2016           2015           2014           2013
                              ----------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 9.85         $10.00         $10.04         $10.01         $10.07         $10.40
                               ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .09            .17            .19            .22            .24            .24
  Net realized and
    unrealized gain (loss)       (.13)          (.15)          (.04)           .04           (.06)          (.33)
                               ---------------------------------------------------------------------------------
Total from investment
  operations                     (.04)           .02            .15            .26            .18           (.09)
                               ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.09)          (.17)          (.19)          (.23)          (.24)          (.24)
  Redemption fees added to
    beneficial interests          .00(a)           -              -            .00(a)           -              -
                               ---------------------------------------------------------------------------------
Net asset value at
  end of period                $ 9.72         $ 9.85         $10.00         $10.04         $10.01         $10.07
                               =================================================================================
Total return (%)*                (.43)           .25           1.55           2.58           1.83           (.94)
Net assets at
  end of period (000)          $5,026         $6,089         $5,088         $5,116         $5,162         $5,150
Ratios to average
  net assets:**
  Expenses (%)(c)                 .75(d)         .75            .75            .80(b)         .84            .90
  Expenses, excluding
    reimbursements (%)(c)         .96(d)         .93            .95           1.05            .84           1.06
  Net investment income (%)      1.78(d)        1.76           1.93           2.22           2.41           2.28
Portfolio turnover (%)              8             18             14             15              0             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $5,805,000.
(a) Represents less than $0.01 per share.
(b) Prior to October 1, 2014, the Manager voluntarily agreed to reimburse the
    Adviser Shares for expenses in excess of 0.90% of their average net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  SIX-MONTH
                                                                 PERIOD ENDED          PERIOD ENDED
                                                                 NOVEMBER 30,             MAY 31,
                                                                -----------------------------------
                                                                    2017                   2017***
                                                                -----------------------------------
Net Asset value at beginning of period                            $ 9.85                 $ 9.80
                                                                  -----------------------------
Income (loss) from investment operations:
  Net investment income                                              .11                    .11
  Net realized and unrealized gain (loss)                           (.12)                   .05
                                                                  -----------------------------
Total from investment operations                                    (.01)                   .16
                                                                  -----------------------------
Less distributions from:
  Net investment income                                             (.11)                  (.11)
                                                                  -----------------------------
Net asset value at end of period                                  $ 9.73                 $ 9.85
                                                                  =============================
Total return (%)*                                                   (.13)                  1.62
Net assets at end of period (000)                                 $6,361                 $5,027
Ratios to average net assets:**
  Expenses (%)(a)                                                    .35                    .35
  Expenses, excluding reimbursements (%)(a)                          .68                   1.12
  Net investment income (%)(a)                                      2.18                   2.22
Portfolio turnover (%)                                                 8                     18

   * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
  ** For the six-month period ended November 30, 2017, average net assets were
     $5,205,000.
 *** R6 Shares commenced operations on December 1, 2016.
 (a) Annualized. The ratio is not indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2017 -
                                       JUNE 1, 2017        NOVEMBER 30, 2017       NOVEMBER 30, 2017
                                      --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00            $  997.00                   $2.40

Hypothetical
  (5% return before expenses)             1,000.00             1,022.66                    2.43

INSTITUTIONAL SHARES
Actual                                    1,000.00               997.50                    1.90

Hypothetical
  (5% return before expenses)             1,000.00             1,023.16                    1.93

ADVISER SHARES
Actual                                    1,000.00               995.70                    3.75

Hypothetical
  (5% return before expenses)             1,000.00             1,021.31                    3.80

R6 SHARES
Actual                                    1,000.00               998.70                    1.75

Hypothetical
  (5% return before expenses)             1,000.00             1,023.31                    1.78

*Expenses are equal to the annualized expense ratio of 0.48% for Fund Shares, 0.38% for Institutional Shares, 0.75% for Adviser Shares, and 0.35% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares, Institutional Shares, Adviser Shares, and R6 Shares (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.30%) for Fund Shares, (0.25%) for Institutional Shares, (0.43%) for Adviser Shares, and (0.13%) for R6 Shares, for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

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   =============================================================================
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[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA GROWTH AND TAX STRATEGY FUND (USBLX)
       NOVEMBER 30, 2017

 ==============================================================

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         32

    Financial Statements                                                      36

    Notes to Financial Statements                                             39

EXPENSE EXAMPLE                                                               54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments (50%-70%) and the remainder in blue chip stocks (30%-50%). The Fund is managed with the goal of minimizing the impact of federal income tax to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/17 o
                                (% of Net Assets)

Diversified Banks ......................................................... 2.5%
Internet Software & Services .............................................. 2.3%
Pharmaceuticals ........................................................... 2.2%
Technology Hardware, Storage, & Peripherals ............................... 2.1%
Systems Software .......................................................... 1.8%
Semiconductors ............................................................ 1.7%
Internet & Direct Marketing Retail ........................................ 1.4%
Integrated Oil & Gas ...................................................... 1.4%
Biotechnology ............................................................. 1.3%
Health Care Equipment ..................................................... 1.3%

                      o TOP 5 TAX-EXEMPT BONDS - 11/30/17 o
                                (% of Net Assets)

Port of Port Arthur Navigation District ................................... 1.3%
Emmaus General Auth. ...................................................... 1.3%
Lewisville ................................................................ 1.2%
Washington Health Care Facilities Auth. ................................... 1.2%
Louisiana Public Facilities Auth. ......................................... 1.1%

                      o TOP 5 BLUE CHIP STOCKS - 11/30/17 o
                                (% of Net Assets)

Apple, Inc. ............................................................... 1.9%
Microsoft Corp. ........................................................... 1.4%
Amazon.com, Inc. .......................................................... 1.0%
Facebook, Inc. "A" ........................................................ 0.9%
Johnson & Johnson ......................................................... 0.8%

You will find a complete list of securities that the Fund owns on pages 4-31.

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2  | USAA GROWTH AND TAX STRATEGY FUND

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                        o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

BLUE CHIP STOCKS                                                           48.3%
TAX-EXEMPT BONDS                                                           45.6%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         6.6%
GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS                               0.4%
U.S. TREASURY BILLS**                                                       0.0%
RIGHTS**                                                                    0.0%

                                   [END CHART]

 * Does not include futures

** Represents less than 0.1% of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  3

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PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (52.2%)

              TAX-EXEMPT BONDS (45.6%)

              ALABAMA (0.3%)
$    1,000    Lower Alabama Gas District                                          5.00%      9/01/2046    $  1,233
                                                                                                          --------
              ARIZONA (0.6%)
     1,300    Phoenix IDA                                                         5.00       7/01/2046       1,391
     1,000    Student and Academic Service, LLC (INS)                             5.00       6/01/2044       1,112
                                                                                                          --------
                                                                                                             2,503
                                                                                                          --------
              CALIFORNIA (3.2%)
     1,200    Jurupa Public Financing Auth.                                       5.00       9/01/2042       1,356
     2,000    Monterey Peninsula Unified School District (INS)(PRE)               5.50       8/01/2034       2,264
     1,000    State                                                               5.00       2/01/2043       1,126
     1,000    State                                                               5.00       8/01/2045       1,161
     1,000    Statewide Communities Dev. Auth. (INS)                              5.00      11/15/2049       1,127
     1,000    Sutter Butte Flood Control Agency (INS)                             5.00      10/01/2040       1,136
     1,500    Twin Rivers Unified School District (INS)                           5.00       8/01/2040       1,684
     1,000    Val Verde Unified School District (INS)                             5.00       8/01/2044       1,129
     4,435    West Contra Costa Unified School District (INS)                     5.05(a)    8/01/2034       2,517
                                                                                                          --------
                                                                                                            13,500
                                                                                                          --------
              COLORADO (1.8%)
     1,000    Denver Convention Center Hotel Auth.                                5.00      12/01/2040       1,123
     1,000    Health Facilities Auth.                                             5.00      12/01/2042       1,072
     1,000    Health Facilities Auth.                                             5.00       6/01/2045       1,089
     1,000    Park Creek Metropolitan District                                    5.00      12/01/2045       1,101
     1,000    Rampart Range Metropolitan District (INS)                           5.00      12/01/2047       1,145
     2,000    Regional Transportation District                                    5.38       6/01/2031       2,159
                                                                                                          --------
                                                                                                             7,689
                                                                                                          --------
              CONNECTICUT (0.0%)
     4,444    Mashantucket (Western) Pequot Tribe(b),(c)                          6.05(d)    7/01/2031         178
                                                                                                          --------
              DISTRICT OF COLUMBIA (0.3%)
     1,100    District of Columbia                                                5.00       7/01/2042       1,201
                                                                                                          --------
              FLORIDA (2.9%)
     1,875    Escambia County Housing Finance Auth. (INS)(PRE)                    5.75       6/01/2031       1,990
     1,000    Halifax Hospital Medical Center                                     5.00       6/01/2046       1,091

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4  | USAA GROWTH AND TAX STRATEGY FUND

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
------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$    1,000    Jacksonville                                                        5.00%     10/01/2029    $  1,118
     2,000    Lee County IDA                                                      5.00      11/01/2025       2,183
       645    Lee County IDA                                                      5.50      10/01/2047         693
     1,300    Miami-Dade County                                                   5.00      10/01/2034       1,405
     1,000    Southeast Overtown/Park West Community
                Redevelopment Agency(e)                                           5.00       3/01/2030       1,111
     1,505    Tampa-Hillsborough County Expressway Auth.                          5.00       7/01/2037       1,669
     1,000    Volusia County Educational Facilities Auth.                         5.00      10/15/2045       1,119
                                                                                                          --------
                                                                                                            12,379
                                                                                                          --------
              GUAM (0.5%)
       750    International Airport Auth. (INS)                                   5.50      10/01/2033         855
     1,000    Waterworks Auth.                                                    5.50       7/01/2043       1,120
                                                                                                          --------
                                                                                                             1,975
                                                                                                          --------
              ILLINOIS (5.5%)
     1,000    Bureau County Township HSD #502 (INS)                               5.00      12/01/2037       1,148
     1,000    Chicago Water                                                       5.00       1/01/2044       1,070
     1,000    Chicago Water                                                       5.00      11/01/2044       1,088
     1,000    Chicago Water                                                       5.00       1/01/2047       1,095
     1,000    Chicago-Midway Airport                                              5.00       1/01/2046       1,140
     1,000    Chicago-O'Hare International Airport (INS)                          5.25       1/01/2033       1,132
     1,000    Chicago-O'Hare International Airport                                5.00       1/01/2041       1,147
     1,000    Cook County                                                         5.00      11/15/2038       1,158
     1,000    Cook County CCD #508 (INS)(f)                                       5.00      12/01/2047       1,096
     1,000    Educational Facilities Auth.                                        4.00      11/01/2036       1,029
     1,000    Finance Auth.                                                       3.90       3/01/2030       1,047
     2,000    Finance Auth. (PRE)                                                 6.00      10/01/2032       2,280
     1,000    Finance Auth.                                                       5.00       5/15/2037       1,082
     1,275    Finance Auth.                                                       5.00       5/15/2040       1,340
     1,000    Finance Auth.                                                       4.00      10/01/2040       1,035
     1,000    Finance Auth.                                                       4.00       2/15/2041       1,018
     1,000    Finance Auth.                                                       5.00       8/15/2044       1,075
     1,000    Finance Auth.                                                       5.00       5/15/2045       1,098
     1,000    Municipal Power Agency                                              4.00      12/01/2041       1,024
     1,235    Springfield Metro Sanitary District                                 5.75       1/01/2053       1,425
                                                                                                          --------
                                                                                                            23,527
                                                                                                          --------
              INDIANA (1.6%)
       500    Ball State Univ. (PRE)                                              5.00       7/01/2030         542
     1,000    Evansville Redevelopment Auth. (INS)                                4.00       2/01/2039       1,040
     1,250    Finance Auth.                                                       5.38      11/01/2032       1,293
     1,000    Finance Auth.                                                       5.00       2/01/2040       1,112
     1,000    Finance Auth.                                                       5.00      10/01/2044       1,076
     1,500    Richmond Hospital Auth.                                             5.00       1/01/2039       1,663
                                                                                                          --------
                                                                                                             6,726
                                                                                                          --------

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                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
              KANSAS (1.1%)
$    1,000    Coffeyville (INS)(e)                                                5.00%      6/01/2042    $  1,089
     1,000    Wichita                                                             4.63       9/01/2033         998
     1,250    Wyandotte County/Kansas City                                        5.00       9/01/2044       1,433
     1,000    Wyandotte County/Kansas City                                        5.00       9/01/2045       1,142
                                                                                                          --------
                                                                                                             4,662
                                                                                                          --------
              KENTUCKY (0.7%)
     1,000    Ashland Medical Center                                              5.00       2/01/2040       1,077
     1,000    Economic Dev. Finance Auth. (INS)                                   6.00      12/01/2033       1,012
     1,000    Economic Dev. Finance Auth.                                         5.00       5/15/2046       1,049
                                                                                                          --------
                                                                                                             3,138
                                                                                                          --------
              LOUISIANA (3.4%)
       705    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                        6.55       9/01/2025         787
     1,000    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                        5.00      10/01/2039       1,133
     1,000    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                        4.00      10/01/2046       1,031
     2,000    Parish of St. John the Baptist                                      5.13       6/01/2037       2,003
     1,000    Public Facilities Auth.                                             5.00      11/01/2045       1,098
     1,000    Public Facilities Auth. (INS)                                       5.25       6/01/2051       1,112
     1,000    Public Facilities Auth.                                             5.00       7/01/2052       1,112
     1,000    Public Facilities Auth.                                             4.00       1/01/2056       1,008
     1,000    Shreveport (INS)                                                    5.00      12/01/2039       1,154
     1,000    Shreveport                                                          5.00      12/01/2040       1,134
     1,500    State                                                               5.00       5/01/2045       1,746
     1,000    Tobacco Settlement Financing Corp.                                  5.25       5/15/2035       1,087
                                                                                                          --------
                                                                                                            14,405
                                                                                                          --------
              MAINE (0.2%)
     1,000    Health and Higher Education Facilities Auth.                        4.00       7/01/2046         888
                                                                                                          --------
              MASSACHUSETTS (1.5%)
     1,000    Dev. Finance Agency                                                 5.00       4/15/2040       1,091
     1,000    Dev. Finance Agency                                                 5.25      11/15/2041       1,120
     1,000    Dev. Finance Agency                                                 5.75       7/15/2043       1,115
     1,000    Dev. Finance Agency                                                 5.00       7/01/2044       1,102
     1,000    Dev. Finance Agency                                                 5.50       7/01/2044       1,103
     1,000    Dev. Finance Agency                                                 5.00       7/01/2046       1,103
                                                                                                          --------
                                                                                                             6,634
                                                                                                          --------
              MICHIGAN (1.1%)
     1,250    Lincoln Consolidated School District (INS)                          5.00       5/01/2040       1,423
     1,000    Livonia Public Schools School District (INS)                        5.00       5/01/2045       1,126

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6  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$    1,000    Wayne County Airport Auth.                                          5.00%     12/01/2044    $  1,127
     1,000    Wyandotte (INS)                                                     5.00      10/01/2044       1,100
                                                                                                          --------
                                                                                                             4,776
                                                                                                          --------
              MINNESOTA (0.5%)
     1,000    Saint Paul Housing and Redevelopment Auth. (PRE)                    5.00      11/15/2044       1,215
     1,000    Saint Paul Housing and Redevelopment Auth.                          5.00      11/15/2047       1,153
                                                                                                          --------
                                                                                                             2,368
                                                                                                          --------
              MISSOURI (0.6%)
     1,270    Health and Educational Facilities Auth.                             5.00       8/01/2045       1,345
     1,000    St. Louis Municipal Finance Corp. (INS)                             5.00      10/01/2038       1,144
                                                                                                          --------
                                                                                                             2,489
                                                                                                          --------
              NEBRASKA (0.3%)
     1,000    Douglas County Hospital Auth.                                       5.00      11/01/2048       1,106
                                                                                                          --------
              NEVADA (1.0%)
     1,000    Carson City(f)                                                      5.00       9/01/2042       1,118
     1,555    Las Vegas Convention and Visitors Auth.                             4.00       7/01/2041       1,605
     1,500    Las Vegas Redevelopment Agency                                      5.00       6/15/2045       1,666
                                                                                                          --------
                                                                                                             4,389
                                                                                                          --------
              NEW JERSEY (2.3%)
     1,000    EDA                                                                 5.00       6/15/2029       1,071
     2,000    EDA (PRE)                                                           5.00       9/01/2033       2,053
     1,000    EDA                                                                 4.00       7/01/2034         993
     2,000    EDA                                                                 5.00       6/15/2042       2,160
     1,000    Educational Facilities Auth.                                        5.00       9/01/2036       1,082
     1,250    South Jersey Transportation Auth.                                   5.00      11/01/2039       1,364
     1,000    Transportation Trust Fund Auth.                                     5.00       6/15/2044       1,074
                                                                                                          --------
                                                                                                             9,797
                                                                                                          --------
              NEW MEXICO (0.2%)
     1,000    Farmington                                                          5.90       6/01/2040       1,087
                                                                                                          --------
              NEW YORK (2.3%)
     1,000    Dormitory Auth. (PRE)                                               5.50       5/01/2037       1,055
     1,205    Dormitory Auth. (INS)                                               5.50       7/01/2040       1,640
       630    Liberty Dev. Corp.                                                  5.25      10/01/2035         798
     1,500    Liberty Dev. Corp.                                                  5.50      10/01/2037       1,972
     1,000    MTA                                                                 5.00      11/15/2042       1,119
     1,000    New York City                                                       5.25       8/15/2023       1,027
     2,000    New York City Trust for Cultural Resources                          5.00      12/01/2039       2,113
                                                                                                          --------
                                                                                                             9,724
                                                                                                          --------
              NORTH CAROLINA (0.3%)
     1,000    Medical Care Commission                                             5.00      10/01/2035       1,123
                                                                                                          --------

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                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
              OHIO (0.2%)
$      750    Southeastern Port Auth. Hospital Facilities                         5.00%     12/01/2043    $    778
                                                                                                          --------
              OKLAHOMA (0.5%)
     1,315    Comanche County Hospital Auth.                                      5.00       7/01/2032       1,365
       750    Tulsa County Industrial Auth.                                       5.25      11/15/2037         840
                                                                                                          --------
                                                                                                             2,205
                                                                                                          --------
              PENNSYLVANIA (3.5%)
     1,500    Berks County IDA                                                    5.00      11/01/2050       1,668
     1,125    Butler County Hospital Auth.                                        5.00       7/01/2039       1,243
     1,000    Chester County IDA                                                  5.00      10/01/2044       1,061
     1,625    Indiana County Hospital Auth.                                       6.00       6/01/2039       1,786
     1,000    Lancaster County Hospital Auth.                                     5.00      11/01/2035       1,114
     1,000    Montgomery County IDA                                               5.25       1/15/2045       1,082
     1,000    Northampton County General Purpose Auth.                            4.00       8/15/2040       1,011
     1,000    Philadelphia School District                                        5.00       9/01/2037       1,094
     1,500    Reading School District (INS)                                       5.00       3/01/2038       1,705
     1,000    Turnpike Commission                                                 5.25      12/01/2044       1,121
     1,000    Turnpike Commission                                                 5.00      12/01/2046       1,110
     1,000    Turnpike Commission                                                 5.00      12/01/2047       1,146
                                                                                                          --------
                                                                                                            15,141
                                                                                                          --------
              PUERTO RICO (0.2%)
     1,000    Commonwealth (INS)                                                  5.00       7/01/2035       1,021
                                                                                                          --------
              RHODE ISLAND (0.3%)
        50    Housing and Mortgage Finance Corp.                                  6.85      10/01/2024          50
     1,000    Turnpike and Bridge Auth.                                           5.00      10/01/2040       1,140
                                                                                                          --------
                                                                                                             1,190
                                                                                                          --------
              SOUTH CAROLINA (0.5%)
     2,000    Piedmont Municipal Power Agency (INS)                               5.75       1/01/2034       2,244
                                                                                                          --------
              TENNESSEE (0.5%)
     1,000    Metropolitan Government of Nashville and Davidson
                County Health and Educational Facilities Board                    5.00      10/01/2045       1,116
     1,000    Metropolitan Government of Nashville and Davidson
                County Health and Educational Facilities Board                    5.00       7/01/2046       1,117
                                                                                                          --------
                                                                                                             2,233
                                                                                                          --------
              TEXAS (6.2%)
     1,000    Central Texas Regional Mobility Auth.                               4.00       1/01/2041       1,010
     1,000    Central Texas Regional Mobility Auth.                               5.00       1/01/2045       1,117
     1,000    Clifton Higher Education Finance Corp. (NBGA)                       5.00       8/15/2039       1,130
     1,000    Harris County Cultural Education Facilities Finance Corp.           5.00       6/01/2038       1,066

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8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
$    1,000    Harris County Hospital District                                     4.00%      2/15/2042    $  1,028
     1,000    Houston                                                             5.00       9/01/2039       1,116
     1,000    Houston                                                             5.00       9/01/2040       1,116
     1,000    Karnes County Hospital District                                     5.00       2/01/2044       1,049
     1,000    Laredo Waterworks and Sewer System                                  4.00       3/01/2041       1,046
     4,890    Lewisville (INS)                                                    5.80       9/01/2025       5,122
     1,000    Matagorda County                                                    4.00       6/01/2030       1,054
     1,000    Mesquite Health Facilities Dev. Corp.                               5.00       2/15/2035       1,051
     1,600    New Hope Cultural Education Facilities Finance Corp.                5.00       4/01/2047       1,704
     1,000    New Hope Cultural Education Facilities Finance Corp.                5.00       7/01/2047         881
     1,500    North Texas Tollway Auth.                                           5.00       1/01/2031       1,707
     1,000    North Texas Tollway Auth.                                           5.00       1/01/2045       1,129
     1,000    Tarrant County Cultural Education Facilities Finance Corp.          5.00      11/15/2036       1,049
     1,000    Tarrant County Cultural Education Facilities Finance Corp.          5.00      11/15/2045       1,036
     1,000    Tarrant County Cultural Education Facilities Finance Corp.          5.00      11/15/2046       1,121
     1,000    Transportation Commission                                           5.00       8/15/2042       1,111
                                                                                                          --------
                                                                                                            26,643
                                                                                                          --------
              VIRGINIA (0.3%)
     1,000    Alexandria IDA                                                      5.00      10/01/2050       1,100
                                                                                                          --------
              WASHINGTON (0.3%)
     1,000    Health Care Facilities Auth.                                        5.00       1/01/2047       1,105
                                                                                                          --------
              WEST VIRGINIA (0.3%)
     1,500    Pleasants County                                                    5.25      10/15/2037       1,500
                                                                                                          --------
              WISCONSIN (0.3%)
     1,000    Health and Educational Facilities Auth.                             5.25       4/15/2035       1,097
                                                                                                          --------
              WYOMING (0.3%)
     1,250    Laramie County                                                      5.00       5/01/2037       1,358
                                                                                                          --------
              Total Tax-Exempt Bonds (cost: $189,989)                                                      195,112
                                                                                                          --------

              TAX-EXEMPT MONEY MARKET INSTRUMENTS (6.6%)

              VARIABLE-RATE DEMAND NOTES (6.6%)

              FLORIDA (1.0%)
       550    Dade County IDA(g)                                                  1.00(o)    4/01/2020         550
     3,700    Escambia County                                                     1.00(o)    4/01/2039       3,700
                                                                                                          --------
                                                                                                             4,250
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                          COUPON                       VALUE
(000)         SECURITY                                                           RATE        MATURITY        (000)
------------------------------------------------------------------------------------------------------------------
              GEORGIA (0.4%)
$      200    Heard County Dev. Auth.(g)                                          1.01%(o)   9/01/2026    $    200
     1,350    Monroe County Dev. Auth.                                            0.99(o)   11/01/2048       1,350
                                                                                                          --------
                                                                                                             1,550
                                                                                                          --------
              ILLINOIS (0.2%)
       700    State (LIQ) (LOC - Deutsche Bank A.G.)(e),(g)                       1.22(o)    7/01/2031         700
                                                                                                          --------
              LOUISIANA (1.1%)
     4,900    Public Facilities Auth.                                             0.98(o)   12/01/2043       4,900
                                                                                                          --------
              OKLAHOMA (0.1%)
       690    Muskogee Industrial Trust                                           0.98(o)    1/01/2025         690
                                                                                                          --------
              PENNSYLVANIA (1.3%)
     5,500    Emmaus General Auth. (INS) (LIQ)                                    1.01(o)   12/01/2028       5,500
                                                                                                          --------
              TEXAS (1.3%)
     5,775    Port of Port Arthur Navigation District                             1.36(o)   11/01/2040       5,775
                                                                                                          --------
              WASHINGTON (1.2%)
     5,000    Health Care Facilities Auth. (LIQ)(e),(g)                           1.32(o)    2/01/2019       5,000
                                                                                                          --------
              Total Variable-Rate Demand Notes                                                              28,365
                                                                                                          --------
              Total Tax-Exempt Money Market Instruments (cost: $28,365)                                     28,365
                                                                                                          --------
              Total Tax-Exempt Securities (cost: $218,354)                                                 223,477
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.4%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
 1,649,638    State Street Institutional Treasury Money Market Fund Premier Class, 1.02%(h)                  1,650
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (0.0%)(n)
$      150    1.08%, 2/01/2018(l)                                                                              150
                                                                                                          --------
              Total Government & U.S. Treasury Money Market Instruments (cost: $1,800)                       1,800
                                                                                                          --------

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (48.3%)

              BLUE CHIP STOCKS (48.3%)

              CONSUMER DISCRETIONARY (5.9%)
              -----------------------------
              ADVERTISING (0.1%)
     3,674    Interpublic Group of Companies, Inc.                                                        $     73
     2,053    Omnicom Group, Inc.                                                                              146
                                                                                                          --------
                                                                                                               219
                                                                                                          --------
              APPAREL RETAIL (0.2%)
     1,129    Foot Locker, Inc.                                                                                 48
     2,024    Gap, Inc.                                                                                         65
     2,256    L Brands, Inc.                                                                                   127
     3,606    Ross Stores, Inc.                                                                                274
     5,796    TJX Companies, Inc.                                                                              438
                                                                                                          --------
                                                                                                               952
                                                                                                          --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     3,343    Hanesbrands, Inc.                                                                                 70
     1,422    Michael Kors Holdings Ltd.*                                                                       83
       713    PVH Corp.                                                                                         96
       517    Ralph Lauren Corp.                                                                                49
     2,615    Tapestry, Inc.                                                                                   109
     1,305    Under Armour, Inc. "A"*                                                                           17
     1,632    Under Armour, Inc. "C"*                                                                           19
     3,036    VF Corp.                                                                                         222
                                                                                                          --------
                                                                                                               665
                                                                                                          --------
              AUTO PARTS & EQUIPMENT (0.1%)
     1,762    BorgWarner, Inc.                                                                                  98
     2,354    Delphi Automotive plc                                                                            247
                                                                                                          --------
                                                                                                               345
                                                                                                          --------
              AUTOMOBILE MANUFACTURERS (0.2%)
    35,629    Ford Motor Co.                                                                                   446
    11,947    General Motors Co.                                                                               515
                                                                                                          --------
                                                                                                               961
                                                                                                          --------
              AUTOMOTIVE RETAIL (0.1%)
       687    Advance Auto Parts, Inc.                                                                          69
       262    AutoZone, Inc.*                                                                                  180
     1,750    CarMax, Inc.*                                                                                    121
       811    O'Reilly Automotive, Inc.*                                                                       191
                                                                                                          --------
                                                                                                               561
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BROADCASTING (0.1%)
     3,467    CBS Corp. "B"                                                                               $    195
     1,843    Discovery Communications, Inc. "C"*                                                               33
       941    Scripps Networks Interactive, Inc. "A"(i)                                                         77
                                                                                                          --------
                                                                                                               305
                                                                                                          --------
              CABLE & SATELLITE (0.5%)
     1,833    Charter Communications, Inc. "A"*                                                                598
    42,060    Comcast Corp. "A"                                                                              1,579
     2,074    DISH Network Corp. "A"*                                                                          105
                                                                                                          --------
                                                                                                             2,282
                                                                                                          --------
              CASINOS & GAMING (0.1%)
     4,715    MGM Resorts International                                                                        161
       728    Wynn Resorts Ltd.                                                                                115
                                                                                                          --------
                                                                                                               276
                                                                                                          --------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
     2,415    Best Buy Co., Inc.                                                                               144
                                                                                                          --------
              CONSUMER ELECTRONICS (0.0%)
       876    Garmin Ltd.                                                                                       54
                                                                                                          --------
              DEPARTMENT STORES (0.0%)
     1,536    Kohl's Corp.                                                                                      74
     2,484    Macy's, Inc.                                                                                      59
     1,034    Nordstrom, Inc.                                                                                   47
                                                                                                          --------
                                                                                                               180
                                                                                                          --------
              DISTRIBUTORS (0.1%)
     1,337    Genuine Parts Co.                                                                                124
     2,623    LKQ Corp.*                                                                                       104
                                                                                                          --------
                                                                                                               228
                                                                                                          --------
              FOOTWEAR (0.2%)
    12,098    NIKE, Inc. "B"                                                                                   731
                                                                                                          --------
              GENERAL MERCHANDISE STORES (0.2%)
     2,347    Dollar General Corp.                                                                             207
     2,162    Dollar Tree, Inc.*                                                                               222
     4,975    Target Corp.                                                                                     298
                                                                                                          --------
                                                                                                               727
                                                                                                          --------
              HOME FURNISHINGS (0.1%)
     1,182    Leggett & Platt, Inc.                                                                             57
       566    Mohawk Industries, Inc.*                                                                         160
                                                                                                          --------
                                                                                                               217
                                                                                                          --------

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.6%)
    10,738    Home Depot, Inc.                                                                            $  1,931
     7,437    Lowe's Companies, Inc.                                                                           620
                                                                                                          --------
                                                                                                             2,551
                                                                                                          --------
              HOMEBUILDING (0.1%)
     3,030    D.R. Horton, Inc.                                                                                155
        35    Lennar Corp.                                                                                       2
     1,737    Lennar Corp. "A"                                                                                 109
     2,649    PulteGroup, Inc.                                                                                  90
                                                                                                          --------
                                                                                                               356
                                                                                                          --------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     3,668    Carnival Corp.                                                                                   241
     2,056    Hilton Worldwide Holdings, Inc.                                                                  159
     2,837    Marriott International, Inc. "A"                                                                 360
     1,621    Norwegian Cruise Line Holdings Ltd.*                                                              88
     1,606    Royal Caribbean Cruises Ltd.                                                                     199
       970    Wyndham Worldwide Corp.                                                                          109
                                                                                                          --------
                                                                                                             1,156
                                                                                                          --------
              HOUSEHOLD APPLIANCES (0.0%)
       674    Whirlpool Corp.                                                                                  114
                                                                                                          --------
              HOUSEWARES & SPECIALTIES (0.0%)
     4,392    Newell Brands, Inc.                                                                              136
                                                                                                          --------
              INTERNET & DIRECT MARKETING RETAIL (1.4%)
     3,633    Amazon.com, Inc.*                                                                              4,275
     1,111    Expedia, Inc.                                                                                    136
     3,933    Netflix, Inc.*                                                                                   738
       436    Priceline Group, Inc.*                                                                           758
       975    TripAdvisor, Inc.*                                                                                34
                                                                                                          --------
                                                                                                             5,941
                                                                                                          --------
              LEISURE PRODUCTS (0.0%)
     1,004    Hasbro, Inc.                                                                                      94
     3,680    Mattel, Inc.                                                                                      67
                                                                                                          --------
                                                                                                               161
                                                                                                          --------
              MOTORCYCLE MANUFACTURERS (0.0%)
     1,600    Harley-Davidson, Inc.                                                                             80
                                                                                                          --------
              MOVIES & ENTERTAINMENT (0.6%)
     6,820    Time Warner, Inc.                                                                                624
     9,704    Twenty-First Century Fox, Inc. "A"                                                               310
     3,605    Twenty-First Century Fox, Inc. "B"                                                               112

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     3,276    Viacom, Inc. "B"                                                                            $     93
    14,415    Walt Disney Co.                                                                                1,511
                                                                                                          --------
                                                                                                             2,650
                                                                                                          --------
              PUBLISHING (0.0%)
     3,584    News Corp. "A"                                                                                    58
                                                                                                          --------
              RESTAURANTS (0.6%)
       222    Chipotle Mexican Grill, Inc.*                                                                     68
     1,252    Darden Restaurants, Inc.                                                                         105
     7,378    McDonald's Corp.                                                                               1,269
    13,153    Starbucks Corp.                                                                                  760
     2,991    Yum! Brands, Inc.                                                                                250
                                                                                                          --------
                                                                                                             2,452
                                                                                                          --------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     1,670    H&R Block, Inc.                                                                                   44
                                                                                                          --------
              SPECIALTY STORES (0.1%)
       558    Signet Jewelers Ltd.                                                                              29
       930    Tiffany & Co.                                                                                     88
     1,196    Tractor Supply Co.                                                                                82
       519    Ulta Beauty, Inc.*                                                                               115
                                                                                                          --------
                                                                                                               314
                                                                                                          --------
              TIRES & RUBBER (0.0%)
     2,609    Goodyear Tire & Rubber Co.                                                                        84
                                                                                                          --------
              Total Consumer Discretionary                                                                  24,944
                                                                                                          --------
              CONSUMER STAPLES (3.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
     5,090    Archer-Daniels-Midland Co.                                                                       203
                                                                                                          --------
              BREWERS (0.0%)
     1,717    Molson Coors Brewing Co. "B"                                                                     134
                                                                                                          --------
              DISTILLERS & VINTNERS (0.1%)
     1,805    Brown-Forman Corp. "B"                                                                           108
     1,572    Constellation Brands, Inc. "A"                                                                   342
                                                                                                          --------
                                                                                                               450
                                                                                                          --------
              DRUG RETAIL (0.3%)
     9,494    CVS Health Corp.                                                                                 727
     7,909    Walgreens Boots Alliance, Inc.                                                                   576
                                                                                                          --------
                                                                                                             1,303
                                                                                                          --------
              FOOD DISTRIBUTORS (0.1%)
     4,424    Sysco Corp.                                                                                      256
                                                                                                          --------

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.0%)
     8,174    Kroger Co.                                                                                  $    211
                                                                                                          --------
              HOUSEHOLD PRODUCTS (0.8%)
     2,300    Church & Dwight Co., Inc.                                                                        108
     1,190    Clorox Co.                                                                                       166
     8,024    Colgate-Palmolive Co.                                                                            581
     3,274    Kimberly-Clark Corp.                                                                             392
    23,230    Procter & Gamble Co.                                                                           2,091
                                                                                                          --------
                                                                                                             3,338
                                                                                                          --------
              HYPERMARKETS & SUPER CENTERS (0.5%)
     3,995    Costco Wholesale Corp.                                                                           737
    13,334    Wal-Mart Stores, Inc.                                                                          1,296
                                                                                                          --------
                                                                                                             2,033
                                                                                                          --------
              PACKAGED FOODS & MEAT (0.6%)
     1,714    Campbell Soup Co.                                                                                 84
     3,679    ConAgra Brands, Inc.                                                                             137
     5,320    General Mills, Inc.                                                                              301
     1,241    Hershey Co.                                                                                      138
     2,388    Hormel Foods Corp.                                                                                87
     1,034    J.M. Smucker Co.                                                                                 121
     2,219    Kellogg Co.                                                                                      147
     5,503    Kraft Heinz Co.                                                                                  448
     1,043    McCormick & Co., Inc.                                                                            107
    14,079    Mondelez International, Inc. "A"                                                                 604
     2,631    Tyson Foods, Inc. "A"                                                                            216
                                                                                                          --------
                                                                                                             2,390
                                                                                                          --------
              PERSONAL PRODUCTS (0.1%)
     4,381    Coty, Inc. "A"                                                                                    76
     2,082    Estee Lauder Companies, Inc. "A"                                                                 260
                                                                                                          --------
                                                                                                               336
                                                                                                          --------
              SOFT DRINKS (0.8%)
    34,835    Coca-Cola Co.                                                                                  1,594
     1,655    Dr. Pepper Snapple Group, Inc.                                                                   149
     3,824    Monster Beverage Corp.*                                                                          240
    12,873    PepsiCo, Inc.                                                                                  1,500
                                                                                                          --------
                                                                                                             3,483
                                                                                                          --------
              TOBACCO (0.6%)
    17,478    Altria Group, Inc.                                                                             1,185
    13,721    Philip Morris International, Inc.                                                              1,410
                                                                                                          --------
                                                                                                             2,595
                                                                                                          --------
              Total Consumer Staples                                                                        16,732
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              ENERGY (2.8%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
    17,264    Chevron Corp.                                                                               $  2,054
    39,572    Exxon Mobil Corp.(i)                                                                           3,296
     6,728    Occidental Petroleum Corp.                                                                       474
                                                                                                          --------
                                                                                                             5,824
                                                                                                          --------
              OIL & GAS DRILLING (0.0%)
      951     Helmerich & Payne, Inc.                                                                           56
                                                                                                          --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     3,740    Baker Hughes, a GE Co.                                                                           111
     7,620    Halliburton Co.                                                                                  318
     3,504    National Oilwell Varco, Inc.                                                                     118
    12,976    Schlumberger Ltd.                                                                                816
     4,157    TechnipFMC plc                                                                                   119
                                                                                                          --------
                                                                                                             1,482
                                                                                                          --------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     5,105    Anadarko Petroleum Corp.                                                                         246
     3,513    Apache Corp.                                                                                     147
     4,115    Cabot Oil & Gas Corp.                                                                            119
     7,694    Chesapeake Energy Corp.*                                                                          31
       788    Cimarex Energy Co.                                                                                91
     1,371    Concho Resources, Inc.*                                                                          192
    11,366    ConocoPhillips                                                                                   578
     4,847    Devon Energy Corp.                                                                               187
     5,272    EOG Resources, Inc.                                                                              539
     1,528    EQT Corp.                                                                                         91
     2,461    Hess Corp.                                                                                       113
     7,765    Marathon Oil Corp.                                                                               115
     2,036    Newfield Exploration Co.*                                                                         63
     4,486    Noble Energy, Inc.                                                                               118
     1,588    Pioneer Natural Resources Co.                                                                    248
     2,081    Range Resources Corp.                                                                             38
                                                                                                          --------
                                                                                                             2,916
                                                                                                          --------
              OIL & GAS REFINING & MARKETING (0.3%)
     1,213    Andeavor                                                                                         128
     4,611    Marathon Petroleum Corp.                                                                         289
     3,797    Phillips 66                                                                                      370
     4,066    Valero Energy Corp.                                                                              348
                                                                                                          --------
                                                                                                             1,135
                                                                                                          --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    17,108    Kinder Morgan, Inc.                                                                              295

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     3,468    ONEOK, Inc.                                                                                 $    180
     7,267    Williams Companies, Inc.                                                                         211
                                                                                                          --------
                                                                                                               686
                                                                                                          --------
              Total Energy                                                                                  12,099
                                                                                                          --------
              FINANCIALS (7.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       518    Affiliated Managers Group, Inc.                                                                  103
     1,383    Ameriprise Financial, Inc.                                                                       226
     9,352    Bank of New York Mellon Corp.                                                                    512
     1,116    BlackRock, Inc.                                                                                  559
     2,997    Franklin Resources, Inc.                                                                         130
     3,613    Invesco Ltd.                                                                                     131
     1,926    Northern Trust Corp.(j)                                                                          188
     3,447    State Street Corp.                                                                               329
     2,189    T. Rowe Price Group, Inc.                                                                        225
                                                                                                          --------
                                                                                                             2,403
                                                                                                          --------
              CONSUMER FINANCE (0.4%)
     6,765    American Express Co.                                                                             661
     4,410    Capital One Financial Corp.                                                                      406
     3,494    Discover Financial Services                                                                      247
     2,650    Navient Corp.                                                                                     33
     6,935    Synchrony Financial                                                                              249
                                                                                                          --------
                                                                                                             1,596
                                                                                                          --------
              DIVERSIFIED BANKS (2.5%)
    89,376    Bank of America Corp.                                                                          2,518
    24,820    Citigroup, Inc.                                                                                1,874
    32,057    JPMorgan Chase & Co.                                                                           3,350
    14,355    U.S. Bancorp                                                                                     792
    40,698    Wells Fargo & Co.(i)                                                                           2,298
                                                                                                          --------
                                                                                                            10,832
                                                                                                          --------
              FINANCIAL EXCHANGES & DATA (0.4%)
       970    CBOE Holdings, Inc.                                                                              120
     3,122    CME Group, Inc.                                                                                  467
     5,361    Intercontinental Exchange, Inc.                                                                  383
     1,532    Moody's Corp.                                                                                    232
     1,159    NASDAQ, Inc.                                                                                      92
     2,291    S&P Global, Inc.                                                                                 379
                                                                                                          --------
                                                                                                             1,673
                                                                                                          --------
              INSURANCE BROKERS (0.3%)
     2,316    Aon plc                                                                                          324
     1,703    Arthur J. Gallagher & Co.                                                                        112

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     4,644    Marsh & McLennan Companies, Inc.                                                            $    390
     1,255    Willis Towers Watson plc                                                                         202
                                                                                                          --------
                                                                                                             1,028
                                                                                                          --------
              INVESTMENT BANKING & BROKERAGE (0.5%)
    10,857    Charles Schwab Corp.                                                                             530
     2,785    E*Trade Financial Corp.*                                                                         134
     3,262    Goldman Sachs Group, Inc.                                                                        808
    12,754    Morgan Stanley                                                                                   658
     1,192    Raymond James Financial, Inc.                                                                    105
                                                                                                          --------
                                                                                                             2,235
                                                                                                          --------
              LIFE & HEALTH INSURANCE (0.4%)
     3,263    AFLAC, Inc.                                                                                      286
       883    Brighthouse Financial, Inc.*                                                                      52
     1,996    Lincoln National Corp.                                                                           153
     9,721    MetLife, Inc.                                                                                    522
     2,366    Principal Financial Group, Inc.                                                                  167
     3,937    Prudential Financial, Inc.                                                                       456
     1,161    Torchmark Corp.                                                                                  103
     2,360    Unum Group                                                                                       134
                                                                                                          --------
                                                                                                             1,873
                                                                                                          --------
              MULTI-LINE INSURANCE (0.2%)
     8,230    American International Group, Inc.                                                               494
     3,318    Hartford Financial Services Group, Inc.                                                          191
     2,514    Loews Corp.                                                                                      126
                                                                                                          --------
                                                                                                               811
                                                                                                          --------
              MULTI-SECTOR HOLDINGS (0.8%)
    17,344    Berkshire Hathaway, Inc. "B"*                                                                  3,348
     2,777    Leucadia National Corp.                                                                           73
                                                                                                          --------
                                                                                                             3,421
                                                                                                          --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
     3,329    Allstate Corp.                                                                                   342
     4,115    Chubb Ltd.                                                                                       626
     1,525    Cincinnati Financial Corp.                                                                       114
     5,434    Progressive Corp.                                                                                289
     2,551    Travelers Companies, Inc.                                                                        346
     2,431    XL Group Ltd.                                                                                     94
                                                                                                          --------
                                                                                                             1,811
                                                                                                          --------
              REGIONAL BANKS (0.6%)
     7,177    BB&T Corp.                                                                                       355
     4,616    Citizens Financial Group, Inc.                                                                   188
     1,753    Comerica, Inc.                                                                                   146

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     6,711    Fifth Third Bancorp                                                                         $    205
     9,930    Huntington Bancshares, Inc.                                                                      143
    10,027    KeyCorp                                                                                          190
     1,384    M&T Bank Corp.                                                                                   234
     4,418    PNC Financial Services Group, Inc.                                                               621
    10,886    Regions Financial Corp.                                                                          180
     4,482    SunTrust Banks, Inc.                                                                             276
     2,072    Zions Bancorp                                                                                    103
                                                                                                          --------
                                                                                                             2,641
                                                                                                          --------
              REINSURANCE (0.0%)
       375    Everest Re Group Ltd.                                                                             82
                                                                                                          --------
              Total Financials                                                                              30,406
                                                                                                          --------
              HEALTH CARE (6.8%)
              ------------------
              BIOTECHNOLOGY (1.3%)
    14,374    AbbVie, Inc.                                                                                   1,393
     2,034    Alexion Pharmaceuticals, Inc.*                                                                   223
     6,536    Amgen, Inc.                                                                                    1,148
     1,878    Biogen, Inc.*                                                                                    605
     7,307    Celgene Corp.*                                                                                   737
    12,195    Gilead Sciences, Inc.                                                                            912
     1,552    Incyte Corp.*                                                                                    154
       708    Regeneron Pharmaceuticals, Inc.*                                                                 256
     2,283    Vertex Pharmaceuticals, Inc.*                                                                    330
                                                                                                          --------
                                                                                                             5,758
                                                                                                          --------
              HEALTH CARE DISTRIBUTORS (0.2%)
     1,544    AmerisourceBergen Corp.                                                                          131
     2,930    Cardinal Health, Inc.                                                                            173
     1,445    Henry Schein, Inc.*                                                                              103
     1,872    McKesson Corp.                                                                                   277
                                                                                                          --------
                                                                                                               684
                                                                                                          --------
              HEALTH CARE EQUIPMENT (1.3%)
    15,828    Abbott Laboratories(i)                                                                           892
     4,622    Baxter International, Inc.                                                                       303
     2,074    Becton, Dickinson & Co.                                                                          473
    12,651    Boston Scientific Corp.*                                                                         332
       662    C.R. Bard, Inc.                                                                                  222
     5,636    Danaher Corp.                                                                                    532
     1,920    Edwards Lifesciences Corp.*                                                                      225
     2,461    Hologic, Inc.*                                                                                   103
       808    IDEXX Laboratories, Inc.*                                                                        126
     1,029    Intuitive Surgical, Inc.*                                                                        411
    12,340    Medtronic plc                                                                                  1,014

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     1,294    ResMed, Inc.                                                                                $    111
     2,966    Stryker Corp.                                                                                    463
       810    Varian Medical Systems, Inc.*                                                                     91
     2,171    Zimmer Biomet Holdings, Inc.                                                                     254
                                                                                                          --------
                                                                                                             5,552
                                                                                                          --------
              HEALTH CARE FACILITIES (0.1%)
     2,661    HCA Healthcare, Inc.*                                                                            226
       832    Universal Health Services, Inc. "B"                                                               90
                                                                                                          --------
                                                                                                               316
                                                                                                          --------
              HEALTH CARE SERVICES (0.2%)
     1,271    DaVita, Inc.*                                                                                     77
     1,218    Envision Healthcare Corp.*                                                                        39
     5,104    Express Scripts Holding Co.*                                                                     333
       927    Laboratory Corp. of America Holdings*                                                            147
     1,226    Quest Diagnostics, Inc.                                                                          121
                                                                                                          --------
                                                                                                               717
                                                                                                          --------
              HEALTH CARE SUPPLIES (0.1%)
       658    Align Technology, Inc.*                                                                          172
       445    Cooper Companies, Inc.                                                                           107
     2,090    Dentsply Sirona, Inc.                                                                            140
                                                                                                          --------
                                                                                                               419
                                                                                                          --------
              HEALTH CARE TECHNOLOGY (0.0%)
     2,904    Cerner Corp.*                                                                                    205
                                                                                                          --------
              LIFE SCIENCES TOOLS & SERVICES (0.4%)
     3,001    Agilent Technologies, Inc.                                                                       208
     1,347    Illumina, Inc.*                                                                                  310
     1,627    Iqvia Holdings, Inc.*                                                                            166
       250    Mettler-Toledo International, Inc.*                                                              157
     1,114    PerkinElmer, Inc.                                                                                 82
     3,572    Thermo Fisher Scientific, Inc.                                                                   689
       690    Waters Corp.*                                                                                    136
                                                                                                          --------
                                                                                                             1,748
                                                                                                          --------
              MANAGED HEALTH CARE (1.0%)
     3,022    Aetna, Inc.                                                                                      545
     2,330    Anthem, Inc.                                                                                     547
     1,565    Centene Corp.*                                                                                   160
     2,271    Cigna Corp.                                                                                      481
     1,316    Humana, Inc.                                                                                     343
     8,807    UnitedHealth Group, Inc.                                                                       2,009
                                                                                                          --------
                                                                                                             4,085
                                                                                                          --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (2.2%)
     3,123    Allergan plc                                                                                $    543
    14,940    Bristol-Myers Squibb Co.                                                                         944
     8,563    Eli Lilly & Co.                                                                                  725
    24,210    Johnson & Johnson(i)                                                                           3,373
    25,543    Merck & Co., Inc.                                                                              1,412
     4,944    Mylan N.V.*                                                                                      180
     1,190    Perrigo Co. plc                                                                                  104
    53,417    Pfizer, Inc.                                                                                   1,937
     4,481    Zoetis, Inc.                                                                                     324
                                                                                                          --------
                                                                                                             9,542
                                                                                                          --------
              Total Health Care                                                                             29,026
                                                                                                          --------
              INDUSTRIALS (4.9%)
              -------------------
              AEROSPACE & DEFENSE (1.2%)
     3,879    Arconic, Inc.                                                                                     95
     5,046    Boeing Co.                                                                                     1,397
     2,590    General Dynamics Corp.                                                                           537
       712    L3 Technologies, Inc.                                                                            141
     2,228    Lockheed Martin Corp.                                                                            711
     1,594    Northrop Grumman Corp.                                                                           490
     2,710    Raytheon Co.                                                                                     518
     1,482    Rockwell Collins, Inc.                                                                           196
     2,574    Textron, Inc.                                                                                    143
       443    TransDigm Group, Inc.                                                                            126
     6,767    United Technologies Corp.                                                                        822
                                                                                                          --------
                                                                                                             5,176
                                                                                                          --------
              AGRICULTURAL & FARM MACHINERY (0.1%)
     2,949    Deere & Co.                                                                                      442
                                                                                                          --------
              AIR FREIGHT & LOGISTICS (0.4%)
     1,279    C.H. Robinson Worldwide, Inc.                                                                    111
     1,610    Expeditors International of Washington, Inc.                                                     104
     2,220    FedEx Corp.                                                                                      514
     6,274    United Parcel Service, Inc. "B"                                                                  762
                                                                                                          --------
                                                                                                             1,491
                                                                                                          --------
              AIRLINES (0.3%)
     1,031    Alaska Air Group, Inc.                                                                            71
     3,997    American Airlines Group, Inc.                                                                    202
     6,141    Delta Air Lines, Inc.                                                                            325
     5,077    Southwest Airlines Co.                                                                           308
     2,553    United Continental Holdings, Inc.*                                                               162
                                                                                                          --------
                                                                                                             1,068
                                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (0.2%)
     1,344    A.O. Smith Corp.                                                                            $     85
       975    Allegion plc                                                                                      82
     1,553    Fortune Brands Home & Security, Inc.                                                             106
     8,596    Johnson Controls International plc                                                               324
     3,073    Masco Corp.                                                                                      132
                                                                                                          --------
                                                                                                               729
                                                                                                          --------
              CONSTRUCTION & ENGINEERING (0.0%)
     1,020    Fluor Corp.                                                                                       49
       963    Jacobs Engineering Group, Inc.                                                                    63
     1,392    Quanta Services, Inc.*                                                                            53
                                                                                                          --------
                                                                                                               165
                                                                                                          --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     5,384    Caterpillar, Inc.                                                                                760
     1,364    Cummins, Inc.                                                                                    228
     3,281    PACCAR, Inc.                                                                                     231
                                                                                                          --------
                                                                                                             1,219
                                                                                                          --------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
      762     Cintas Corp.                                                                                     120
                                                                                                          --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       406    Acuity Brands, Inc.                                                                               69
     2,103    AMETEK, Inc.                                                                                     153
     4,054    Eaton Corp. plc                                                                                  315
     5,920    Emerson Electric Co.                                                                             384
     1,144    Rockwell Automation, Inc.                                                                        221
                                                                                                          --------
                                                                                                             1,142
                                                                                                          --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,086    Republic Services, Inc.                                                                          136
       708    Stericycle, Inc.*                                                                                 47
     3,711    Waste Management, Inc.                                                                           305
                                                                                                          --------
                                                                                                               488
                                                                                                          --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     1,300    Robert Half International, Inc.                                                                   74
                                                                                                          --------
              INDUSTRIAL CONGLOMERATES (1.0%)
     5,398    3M Co.                                                                                         1,312
    80,856    General Electric Co.(i)                                                                        1,479
     6,699    Honeywell International, Inc.                                                                  1,045
       942    Roper Technologies, Inc.                                                                         252
                                                                                                          --------
                                                                                                             4,088
                                                                                                          --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL MACHINERY (0.4%)
     1,435    Dover Corp.                                                                                 $    140
     1,268    Flowserve Corp.                                                                                   54
     2,848    Fortive Corp.                                                                                    213
     2,839    Illinois Tool Works, Inc.                                                                        480
     2,268    Ingersoll-Rand plc                                                                               199
     1,216    Parker-Hannifin Corp.                                                                            228
     1,502    Pentair plc                                                                                      107
       590    Snap-On, Inc.                                                                                    100
     1,292    Stanley Black & Decker, Inc.                                                                     219
     1,548    Xylem, Inc.                                                                                      107
                                                                                                          --------
                                                                                                             1,847
                                                                                                          --------
              RAILROADS (0.4%)
     8,426    CSX Corp.                                                                                        470
       960    Kansas City Southern                                                                             107
     2,582    Norfolk Southern Corp.                                                                           358
     7,288    Union Pacific Corp.                                                                              922
                                                                                                          --------
                                                                                                             1,857
                                                                                                          --------
              RESEARCH & CONSULTING SERVICES (0.1%)
     1,096    Equifax, Inc.                                                                                    125
     3,349    IHS Markit Ltd.*                                                                                 149
     3,607    Nielsen Holdings plc                                                                             133
     1,377    Verisk Analytics, Inc.*                                                                          133
                                                                                                          --------
                                                                                                               540
                                                                                                          --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     2,691    Fastenal Co.                                                                                     141
       744    United Rentals, Inc.*                                                                            119
       478    W.W. Grainger, Inc.                                                                              106
                                                                                                          --------
                                                                                                               366
                                                                                                          --------
              TRUCKING (0.0%)
       714    JB Hunt Transport Services, Inc.                                                                  79
                                                                                                          --------
              Total Industrials                                                                             20,891
                                                                                                          --------
              INFORMATION TECHNOLOGY (11.6%)
              ------------------------------
              APPLICATION SOFTWARE (0.6%)
     4,438    Adobe Systems, Inc.*                                                                             805
       796    ANSYS, Inc.*                                                                                     118
     2,021    Autodesk, Inc.*                                                                                  222
     2,583    Cadence Design Systems, Inc.*                                                                    113
     1,380    Citrix Systems, Inc.*                                                                            121
     2,223    Intuit, Inc.                                                                                     350

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     6,219    salesforce.com, Inc.*                                                                       $    649
     1,398    Synopsys, Inc.*                                                                                  126
                                                                                                          --------
                                                                                                             2,504
                                                                                                          --------
              COMMUNICATIONS EQUIPMENT (0.5%)
    45,146    Cisco Systems, Inc.                                                                            1,684
       561    F5 Networks, Inc.*                                                                                75
     1,100    Harris Corp.                                                                                     159
     3,064    Juniper Networks, Inc.                                                                            85
     1,485    Motorola Solutions, Inc.                                                                         140
                                                                                                          --------
                                                                                                             2,143
                                                                                                          --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
       446    Alliance Data Systems Corp.                                                                      107
     3,991    Automatic Data Processing, Inc.                                                                  457
     3,104    Fidelity National Information Services, Inc.                                                     293
     1,920    Fiserv, Inc.*                                                                                    252
     1,450    Global Payments, Inc.                                                                            146
     8,418    MasterCard, Inc. "A"                                                                           1,267
     2,957    Paychex, Inc.                                                                                    199
    10,200    PayPal Holdings, Inc.*                                                                           772
     1,527    Total System Services, Inc.                                                                      113
    16,518    Visa, Inc. "A"                                                                                 1,860
     3,830    Western Union Co.                                                                                 75
                                                                                                          --------
                                                                                                             5,541
                                                                                                          --------
              ELECTRONIC COMPONENTS (0.1%)
     2,817    Amphenol Corp. "A"                                                                               255
     8,228    Corning, Inc.                                                                                    267
                                                                                                          --------
                                                                                                               522
                                                                                                          --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     1,385    FLIR Systems, Inc.                                                                                65
                                                                                                          --------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     3,258    TE Connectivity Ltd.                                                                             308
                                                                                                          --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
     6,961    Activision Blizzard, Inc.                                                                        434
     2,846    Electronic Arts, Inc.*                                                                           303
                                                                                                          --------
                                                                                                               737
                                                                                                          --------
              INTERNET SOFTWARE & SERVICES (2.3%)
     1,562    Akamai Technologies, Inc.*                                                                        87
     2,716    Alphabet, Inc. "A"*                                                                            2,814
     2,750    Alphabet, Inc. "C"*                                                                            2,809
     9,196    eBay, Inc.*                                                                                      319

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
    21,584    Facebook, Inc. "A"*                                                                         $  3,824
       849    VeriSign, Inc.*                                                                                   98
                                                                                                          --------
                                                                                                             9,951
                                                                                                          --------
              IT CONSULTING & OTHER SERVICES (0.7%)
     5,486    Accenture plc "A"                                                                                812
     5,487    Cognizant Technology Solutions Corp. "A"                                                         397
     1,287    CSRA, Inc.                                                                                        37
     2,609    DXC Technology Co.                                                                               251
       827    Gartner, Inc.*                                                                                   100
     8,094    International Business Machines Corp.                                                          1,246
                                                                                                          --------
                                                                                                             2,843
                                                                                                          --------
              SEMICONDUCTOR EQUIPMENT (0.2%)
     9,813    Applied Materials, Inc.                                                                          518
     1,382    KLA-Tencor Corp.                                                                                 141
     1,473    Lam Research Corp.                                                                               283
                                                                                                          --------
                                                                                                               942
                                                                                                          --------
              SEMICONDUCTORS (1.7%)
     7,516    Advanced Micro Devices, Inc.*                                                                     82
     3,352    Analog Devices, Inc.                                                                             289
     3,703    Broadcom Ltd.                                                                                  1,029
    42,806    Intel Corp.                                                                                    1,919
     2,145    Microchip Technology, Inc.                                                                       187
    10,148    Micron Technology, Inc.*                                                                         430
     5,465    NVIDIA Corp.                                                                                   1,097
     1,030    Qorvo, Inc.*                                                                                      79
    13,797    QUALCOMM, Inc.                                                                                   915
     1,701    Skyworks Solutions, Inc.                                                                         178
     8,840    Texas Instruments, Inc.                                                                          860
     2,233    Xilinx, Inc.                                                                                     155
                                                                                                          --------
                                                                                                             7,220
                                                                                                          --------
              SYSTEMS SOFTWARE (1.8%)
     2,879    CA, Inc.                                                                                          95
    70,165    Microsoft Corp.(i)                                                                             5,906
    27,427    Oracle Corp.                                                                                   1,346
     1,588    Red Hat, Inc.*                                                                                   201
     5,739    Symantec Corp.                                                                                   166
                                                                                                          --------
                                                                                                             7,714
                                                                                                          --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.1%)
    47,055    Apple, Inc.(i)                                                                                 8,086
    15,299    Hewlett Packard Enterprise Co.                                                                   213
    15,371    HP, Inc.                                                                                         330
     2,488    NetApp, Inc.                                                                                     140

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     2,663    Seagate Technology plc                                                                      $    103
     2,659    Western Digital Corp.                                                                            210
     2,213    Xerox Corp.                                                                                       66
                                                                                                          --------
                                                                                                             9,148
                                                                                                          --------
              Total Information Technology                                                                  49,638
                                                                                                          --------
              MATERIALS (1.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     2,956    LyondellBasell Industries N.V. "A"                                                               310
                                                                                                          --------
              CONSTRUCTION MATERIALS (0.1%)
       582    Martin Marietta Materials, Inc.                                                                  122
     1,204    Vulcan Materials Co.                                                                             151
                                                                                                          --------
                                                                                                               273
                                                                                                          --------
              DIVERSIFIED CHEMICALS (0.4%)
    21,255    DowDuPont, Inc.                                                                                1,529
     1,283    Eastman Chemical Co.                                                                             119
                                                                                                          --------
                                                                                                             1,648
                                                                                                          --------
              DIVERSIFIED METALS & MINING (0.0%)
    12,380    Freeport-McMoRan, Inc.*                                                                          172
                                                                                                          --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     2,035    CF Industries Holdings, Inc.                                                                      76
     1,221    FMC Corp.                                                                                        115
     3,873    Monsanto Co.                                                                                     459
     3,264    Mosaic Co.                                                                                        79
                                                                                                          --------
                                                                                                               729
                                                                                                          --------
              GOLD (0.0%)
     4,916    Newmont Mining Corp.                                                                             182
                                                                                                          --------
              INDUSTRIAL GASES (0.2%)
     1,923    Air Products & Chemicals, Inc.                                                                   314
     2,671    Praxair, Inc.                                                                                    411
                                                                                                          --------
                                                                                                               725
                                                                                                          --------
              METAL & GLASS CONTAINERS (0.0%)
     3,094    Ball Corp.                                                                                       123
                                                                                                          --------
              PAPER PACKAGING (0.1%)
       906    Avery Dennison Corp.                                                                             103
     3,771    International Paper Co.                                                                          214
       860    Packaging Corp. of America                                                                       102
     1,821    Sealed Air Corp.                                                                                  88
     2,313    WestRock Co.                                                                                     144
                                                                                                          --------
                                                                                                               651
                                                                                                          --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.3%)
     1,007    Albemarle Corp.                                                                             $    135
     2,321    Ecolab, Inc.                                                                                     315
       719    International Flavors & Fragrances, Inc.                                                         112
     2,183    PPG Industries, Inc.                                                                             255
       768    Sherwin-Williams Co.                                                                             307
                                                                                                          --------
                                                                                                             1,124
                                                                                                          --------
              STEEL (0.0%)
     2,663    Nucor Corp.                                                                                      153
                                                                                                          --------
              Total Materials                                                                                6,090
                                                                                                          --------
              REAL ESTATE (1.4%)
              ------------------
              REAL ESTATE SERVICES (0.0%)
     2,808    CBRE Group, Inc. "A"*                                                                            122
                                                                                                          --------
              REITs - HEALTH CARE (0.1%)
     4,358    HCP, Inc.                                                                                        115
     3,300    Ventas, Inc.                                                                                     211
     3,536    Welltower, Inc.                                                                                  239
                                                                                                          --------
                                                                                                               565
                                                                                                          --------
              REITs - HOTEL & RESORT (0.0%)
     6,924    Host Hotels & Resorts, Inc.                                                                      137
                                                                                                          --------
              REITs - INDUSTRIAL (0.1%)
     3,247    Duke Realty Corp.                                                                                 91
     4,845    ProLogis, Inc.                                                                                   321
                                                                                                          --------
                                                                                                               412
                                                                                                          --------
              REITs - OFFICE (0.1%)
       832    Alexandria Real Estate Equities, Inc.                                                            106
     1,478    Boston Properties, Inc.                                                                          185
       888    SL Green Realty Corp.                                                                             91
     1,602    Vornado Realty Trust                                                                             124
                                                                                                          --------
                                                                                                               506
                                                                                                          --------
              REITs - RESIDENTIAL (0.2%)
     1,258    AvalonBay Communities, Inc.                                                                      228
     3,386    Equity Residential                                                                               227
       709    Essex Property Trust, Inc.                                                                       175
     1,171    Mid-America Apartment Communities, Inc.                                                          120
     2,624    UDR, Inc.                                                                                        103
                                                                                                          --------
                                                                                                               853
                                                                                                          --------
              REITs - RETAIL (0.3%)
       663    Federal Realty Investment Trust                                                                   88
     6,726    GGP, Inc.                                                                                        158

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     3,567    Kimco Realty Corp.                                                                          $     66
     2,496    Realty Income Corp.                                                                              138
     1,543    Regency Centers Corp.                                                                            105
     2,878    Simon Property Group, Inc.                                                                       465
                                                                                                          --------
                                                                                                             1,020
                                                                                                          --------
              REITs - SPECIALIZED (0.6%)
     3,776    American Tower Corp.                                                                             543
     3,745    Crown Castle International Corp.                                                                 423
     1,886    Digital Realty Trust, Inc.                                                                       220
       712    Equinix, Inc.                                                                                    331
     1,147    Extra Space Storage, Inc.                                                                         98
     2,366    Iron Mountain, Inc.                                                                               97
     1,363    Public Storage                                                                                   290
     1,109    SBA Communications Corp.*                                                                        188
     6,942    Weyerhaeuser Co.                                                                                 246
                                                                                                          --------
                                                                                                             2,436
                                                                                                          --------
              Total Real Estate                                                                              6,051
                                                                                                          --------
              TELECOMMUNICATION SERVICES (1.0%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
     9,402    CenturyLink, Inc.                                                                                137
                                                                                                          --------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    57,342    AT&T, Inc.(i)                                                                                  2,086
    38,096    Verizon Communications, Inc.                                                                   1,939
                                                                                                          --------
                                                                                                             4,025
                                                                                                          --------
              Total Telecommunication Services                                                               4,162
                                                                                                          --------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
     2,301    Alliant Energy Corp.                                                                             104
     4,535    American Electric Power Co., Inc.                                                                352
     6,147    Duke Energy Corp.                                                                                548
     2,813    Edison International                                                                             229
     1,670    Entergy Corp.                                                                                    144
     2,886    Eversource Energy                                                                                187
     8,852    Exelon Corp.                                                                                     369
     4,254    FirstEnergy Corp.                                                                                145
     4,239    NextEra Energy, Inc.                                                                             670
     4,728    PG&E Corp.                                                                                       256
     1,023    Pinnacle West Capital Corp.                                                                       94
     6,354    PPL Corp.                                                                                        233

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     9,081    Southern Co.                                                                                $    465
     4,625    Xcel Energy, Inc.                                                                                239
                                                                                                          --------
                                                                                                             4,035
                                                                                                          --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     4,592    AES Corp.                                                                                         49
     2,902    NRG Energy, Inc.                                                                                  80
                                                                                                          --------
                                                                                                               129
                                                                                                          --------
              MULTI-UTILITIES (0.5%)
     2,468    Ameren Corp.                                                                                     158
     3,974    CenterPoint Energy, Inc.                                                                         119
     2,468    CMS Energy Corp.                                                                                 123
     2,789    Consolidated Edison, Inc.                                                                        248
     5,851    Dominion Energy, Inc.                                                                            492
     1,653    DTE Energy Co.                                                                                   191
     3,499    NiSource, Inc.                                                                                    96
     4,608    Public Service Enterprise Group, Inc.                                                            245
     1,301    SCANA Corp.                                                                                       56
     2,211    Sempra Energy                                                                                    268
     2,943    WEC Energy Group, Inc.                                                                           205
                                                                                                          --------
                                                                                                             2,201
                                                                                                          --------
              WATER UTILITIES (0.0%)
     1,625    American Water Works Co., Inc.                                                                   149
                                                                                                          --------
              Total Utilities                                                                                6,514
                                                                                                          --------
              Total Blue Chip Stocks (cost: $103,881)                                                      206,553
                                                                                                          --------

              RIGHTS (0.0%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              FOOD RETAIL (0.0%)

     1,460    Safeway Casa Ley CVR*(b),(k),(p)                                                                   1
     1,460    Safeway PDC, LLC CVR*(b),(k),(p)                                                                   -
                                                                                                          --------
                                                                                                                 1
                                                                                                          --------
              Total Consumer Staples                                                                             1
                                                                                                          --------
              Total Rights (cost: $1)                                                                            1
                                                                                                          --------
              Total Equity Securities (cost: $103,882)                                                     206,554
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $324,036)                                                          $431,831
                                                                                                          ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
                                                                   NOTIONAL         CONTRACT         APPRECIATION/
NUMBER OF                                        EXPIRATION         AMOUNT            VALUE         (DEPRECIATION)
CONTRACTS     SECURITY                              DATE             (000)            (000)                  (000)
------------------------------------------------------------------------------------------------------------------

              FUTURES(m)

              LONG FUTURES

              EQUITY CONTRACTS
        11    E-mini S&P 500                     12/15/2017       1,416 USD            1,456                    40
                                                                                      ------              --------
              Total Long Futures                                                      $1,456              $     40
                                                                                      ------              --------
              TOTAL FUTURES                                                           $1,456              $     40
                                                                                      ======              ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1             LEVEL 2             LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Securities:
  Tax-Exempt Bonds                              $      -            $195,112                  $-          $195,112
  Tax-Exempt Money Market Instruments:
    Variable-Rate Demand Notes                         -              28,365                   -            28,365
Government & U.S. Treasury Money
  Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                   1,650                   -                   -             1,650
  U.S. Treasury Bills                                150                   -                   -               150
Equity Securities:
  Blue Chip Stocks                               206,553                   -                   -           206,553
  Rights                                               -                   -                   1                 1
Futures(1)                                            40                   -                   -                40
------------------------------------------------------------------------------------------------------------------
Total                                           $208,393            $223,477                  $1          $431,871
------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                        RECONCILIATION OF LEVEL 3 INVESTMENTS
------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                                                                 RIGHTS
------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2017                                                                                      $1
Purchases                                                                                                        -
Sales                                                                                                            -
Transfers into Level 3                                                                                           -
Transfers out of Level 3                                                                                         -
Net realized gain (loss) on investments                                                                          -
Change in net unrealized appreciation/(depreciation) of investments                                              -
------------------------------------------------------------------------------------------------------------------
Balance as of November 30, 2017                                                                                 $1
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CCD     Community College District

    EDA     Economic Development Authority

    HSD     High School District

    IDA     Industrial Development Authority/Agency

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    MTA       Metropolitan Transportation Authority

    PRE       Pre-refunded to a date prior to maturity

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G., JP Morgan Chase & Co., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at November 30, 2017, was $179,000, which represented less than 0.1% of the Fund's net assets.

    (c) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

    (d) Up to 6.05% of the coupon may be PIK.

    (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (f) At November 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $2,214,000, of which all were when-issued securities.

    (g) At November 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (h) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (i) The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2017.

    (j) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    (k) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.

    (l) Securities with a value of $150,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (m) The contract value of futures purchased and/or sold as a percentage of net assets is 0.3%.

    (n) Rate represents an annualized yield at time of purchase, not coupon rate.

    (o) Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

    (p) Security was fair valued at Level 3.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $324,036)                           $431,831
   Cash                                                                                          16
   Receivables:
      Capital shares sold                                                                       242
      Dividends and interest                                                                  3,056
   Variation margin on futures contracts                                                         40
                                                                                           --------
           Total assets                                                                     435,185
                                                                                           --------
LIABILITIES
   Payables:
      Securities purchased                                                                    6,805
      Capital shares redeemed                                                                   152
   Accrued management fees                                                                      115
   Accrued transfer agent's fees                                                                 14
   Other accrued expenses and payables                                                          139
                                                                                           --------
          Total liabilities                                                                   7,225
                                                                                           --------
              Net assets applicable to capital shares outstanding                          $427,960
                                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $325,817
   Accumulated undistributed net investment income                                            1,808
   Accumulated net realized loss on investments and futures transactions                     (7,500)
   Net unrealized appreciation of investments and futures contracts                         107,835
                                                                                           --------
              Net assets applicable to capital shares outstanding                          $427,960
                                                                                           ========
   Capital shares outstanding, no par value                                                  21,804
                                                                                           ========
   Net asset value, redemption price, and offering price per share                         $  19.63
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                $ 2,082
   Interest                                                                                   4,110
                                                                                            -------
       Total income                                                                           6,192
                                                                                            -------
EXPENSES
   Management fees                                                                              890
   Administration and servicing fees                                                            306
   Transfer agent's fees                                                                        156
   Custody and accounting fees                                                                   83
   Postage                                                                                       10
   Shareholder reporting fees                                                                    12
   Trustees' fees                                                                                17
   Registration fees                                                                             20
   Professional fees                                                                             48
   Other                                                                                          9
                                                                                            -------
           Total expenses                                                                     1,551
                                                                                            -------
NET INVESTMENT INCOME                                                                         4,641
                                                                                            -------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                                              829
       Futures transactions                                                                      94
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                           17,487
       Futures contracts                                                                         33
                                                                                            -------
           Net realized and unrealized gain                                                  18,443
                                                                                            -------
   Increase in net assets resulting from operations                                         $23,084
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

----------------------------------------------------------------------------------------------------------------
                                                                                 11/30/2017            5/31/2017
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                           $  4,641             $  8,361
   Net realized gain on investments                                                     829                5,305
   Net realized gain on futures transactions                                             94                  393
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                    17,487               13,470
      Futures contracts                                                                  33                  (69)
                                                                                   -----------------------------
      Increase in net assets resulting from operations                               23,084               27,460
                                                                                   -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                             (4,496)              (8,091)
                                                                                   -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                         38,163               93,123
   Reinvested dividends                                                               4,197                7,516
   Cost of shares redeemed                                                          (24,008)             (56,322)
                                                                                   -----------------------------
      Increase in net assets from capital share transactions                         18,352               44,317
                                                                                   -----------------------------
   Net increase in net assets                                                        36,940               63,686

NET ASSETS
   Beginning of period                                                              391,020              327,334
                                                                                   -----------------------------
   End of period                                                                   $427,960             $391,020
                                                                                   =============================
Accumulated undistributed net investment income:
   End of period                                                                   $  1,808             $  1,663
                                                                                   =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                        2,000                5,140
   Shares issued for dividends reinvested                                               222                  418
   Shares redeemed                                                                   (1,259)              (3,114)
                                                                                   -----------------------------
      Increase in shares outstanding                                                    963                2,444
                                                                                   =============================

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

       judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    5. Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by the value derived from the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options,

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at November 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2017*
    (IN THOUSANDS)


                                    ASSET DERIVATIVES                    LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------------
                             STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT              ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS             LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS          LOCATION            FAIR VALUE        LOCATION            FAIR VALUE
--------------------------------------------------------------------------------------------------
Equity contracts             Net unrealized        $40**                                 $-
                             appreciation of
                             investments and
                             futures contracts
--------------------------------------------------------------------------------------------------

     * For open derivative instruments as of November 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended November 30, 2017.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only the variation margin from the last business day of the reporting period is reported within the Statement of Assets and Liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2017 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
DERIVATIVES NOT                                                            APPRECIATION/
ACCOUNTED FOR AS      STATEMENT OF OPERATIONS       REALIZED GAIN (LOSS)   (DEPRECIATION)
HEDGING INSTRUMENTS   LOCATION                      ON DERIVATIVES         ON DERIVATIVES
-----------------------------------------------------------------------------------------
Equity contracts      Net realized gain                      $94                $33
                      on futures transactions/
                      Change in net unrealized
                      appreciation/(depreciation)
                      of futures contracts
-----------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2017, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,205,000; of which all were when-issued securities.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 0.5% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2017, the Fund had pre-enactment capital loss carryforwards of $8,288,000 and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                        PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
                        ----------------------------------------
                        EXPIRES                        BALANCE
                        -------                     ------------
                         2018                        $8,288,000
                                                     ----------
                         Total                       $8,288,000
                                                     ==========

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $28,379,000 and $25,389,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $112,808,000 and $5,013,000, respectively, resulting in net unrealized appreciation of $107,795,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended November 30, 2017, the Fund had no securities on loan.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed,

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average net assets. Prior to October 1, 2017, the Fund's base fee was accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

    The performance adjustment is calculated monthly by comparing the Fund's performance over the performance period to the Composite Index which is comprised of 51% of the Lipper General Municipal Bond Funds Index, which measures the total return performance of the largest funds tracked by Lipper that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and 49% of the Lipper Large-Cap Core Funds Index, which measures the total return performance of the funds tracked by Lipper that by portfolio practice invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 500 Index.

    The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 20 to 50                                 +/- 4
    +/- 51 to 100                                +/- 5
    +/- 101 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $890,000, which included a 0.01% performance adjustment of $11,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with Northern Trust Investments, Inc. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager. The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $130,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $306,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $156,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                       YEAR ENDED MAY 31,
                            -----------------------------------------------------------------------------------
                                2017           2017           2016           2015           2014           2013
                            -----------------------------------------------------------------------------------
Net asset value at
  beginning of period       $  18.76       $  17.79       $  17.48       $  16.86       $  15.59       $  14.02
                            -----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          .22            .42            .43            .44            .41            .37
  Net realized and
    unrealized gain              .86            .96            .35            .59           1.26           1.57
                            -----------------------------------------------------------------------------------
Total from investment
  operations                    1.08           1.38            .78           1.03           1.67           1.94
                            -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.21)          (.41)          (.47)          (.41)          (.40)          (.37)
                            -----------------------------------------------------------------------------------
Net asset value at
  end of period             $  19.63       $  18.76       $  17.79       $  17.48       $  16.86       $  15.59
                            ===================================================================================
Total return (%)*               5.81           7.88           4.60           6.16          10.92          14.07
Net assets at end of
  period (000)              $427,960       $391,020       $327,334       $283,181       $221,445       $188,461
Ratios to average
  net assets:**
  Expenses (%)(a)                .76(b)         .84            .87            .85            .92            .96
  Net investment
    income (%)                  2.28(b)        2.33           2.53           2.63           2.60           2.51
Portfolio turnover (%)             7              4             10              9              5              5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were $406,751,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                         BEGINNING                ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE           JUNE 1, 2017 -
                                        JUNE 1, 2017         NOVEMBER 30, 2017       NOVEMBER 30, 2017
                                       ---------------------------------------------------------------
Actual                                   $1,000.00               $1,058.10                 $3.92

Hypothetical
  (5% return before expenses)             1,000.00                1,021.26                  3.85

*Expenses are equal to the Fund's annualized expense ratio of 0.76%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 5.81% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   27801-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

 ==============================================================

         SEMIANNUAL REPORT
         USAA INTERNATIONAL FUND
         FUND SHARES (USIFX) o INSTITUTIONAL SHARES (UIIFX)
         o ADVISER SHARES (UAIFX)
         NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        27

    Financial Statements                                                     29

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks including rights and warrants.

The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may invest a significant percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size, including mid-and small-cap companies. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/17 o
                                (% of Net Assets)

Pharmaceuticals ........................................................... 7.7%
Diversified Banks ......................................................... 7.2%
Packaged Foods & Meat ..................................................... 3.9%
Integrated Oil & Gas ...................................................... 3.6%
Life & Health Insurance ................................................... 2.9%
Distillers & Vintners ..................................................... 2.8%
Electrical Components & Equipment ......................................... 2.8%
Personal Products ......................................................... 2.7%
Restaurants ............................................................... 2.6%
Auto Parts & Equipment .................................................... 2.3%

                      o TOP 10 EQUITY HOLDINGS - 11/30/17 o
                                (% of Net Assets)

Nestle S.A. ............................................................... 2.4%
Bayer AG .................................................................. 2.1%
UBS Group AG .............................................................. 1.7%
ING Groep N.V. ............................................................ 1.7%
AIA Group Ltd. ............................................................ 1.7%
Pernod Ricard S.A. ........................................................ 1.7%
Roche Holding AG .......................................................... 1.7%
SAP SE .................................................................... 1.6%
Air Liquide S.A. .......................................................... 1.5%
Schneider Electric SE ..................................................... 1.5%

You will find a complete list of securities that the Fund owns on pages 4-26.

================================================================================

2  | USAA INTERNATIONAL FUND

================================================================================

                        o COUNTRY ALLOCATION - 11/30/17 o

                        [PIE CHART OF COUNTRY ALLOCATION]

JAPAN                                                                      20.7%
UNITED KINGDOM                                                             13.8%
FRANCE                                                                     12.8%
SWITZERLAND                                                                 9.7%
GERMANY                                                                     8.9%
NETHERLANDS                                                                 4.3%
OTHERS*                                                                    32.4%

                                   [END CHART]

* Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.8%)

              COMMON STOCKS (98.8%)

              CONSUMER DISCRETIONARY (12.5%)
              ------------------------------
              ADVERTISING (1.2%)
   54,900     Gendai Agency, Inc.                                                             $      266
2,951,278     WPP plc                                                                             52,167
                                                                                              ----------
                                                                                                  52,433
                                                                                              ----------
              APPAREL RETAIL (0.7%)
  996,549     Hennes & Mauritz AB "B"(a)                                                          23,464
  105,300     Honeys Co. Ltd.                                                                      1,076
  147,330     Nishimatsuya Chain Co. Ltd.                                                          1,778
   72,800     PAL Group Holdings Co. Ltd.                                                          2,241
                                                                                              ----------
                                                                                                  28,559
                                                                                              ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.7%)
4,348,000     361 Degrees International Ltd.                                                       1,525
   12,796     Hermes International                                                                 6,745
   74,622     Luxottica Group S.p.A.                                                               4,339
  192,150     LVMH Moet Hennessy Louis Vuitton SE(a)                                              55,919
  114,100     Sanyo Shokai Ltd.                                                                    2,142
   45,964     Ted Baker plc                                                                        1,634
5,554,000     Xtep International Holdings Ltd.(a)                                                  2,062
                                                                                              ----------
                                                                                                  74,366
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (2.3%)
  292,400     Aisan Industry Co. Ltd.                                                              3,323
  856,700     Denso Corp.                                                                         47,994
  132,500     Exedy Corp.                                                                          3,938
   84,700     F-Tech, Inc.                                                                         1,394
   18,115     Faurecia                                                                             1,386
  140,400     Futaba Industrial Co. Ltd.                                                           1,307
  100,500     G-Tekt Corp.                                                                         2,113
   59,300     Imasen Electric Industrial Co. Ltd.                                                    704
   50,300     Kasai Kogyo Co. Ltd.                                                                   875
  237,400     Keihin Corp.                                                                         4,649
  213,700     Nissin Kogyo Co. Ltd.                                                                4,164
  208,600     NOK Corp.                                                                            5,064
  262,439     Schaeffler AG                                                                        4,578

================================================================================

4  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  296,270     Showa Corp.                                                                     $    3,588
  234,100     Sumitomo Riko Co. Ltd.                                                               2,456
  249,800     Tokai Rika Co. Ltd.                                                                  5,178
  182,700     Toyoda Gosei Co. Ltd.                                                                4,557
2,036,000     Xinyi Glass Holdings Ltd.                                                            2,484
   57,000     Yorozu Corp.                                                                         1,258
                                                                                              ----------
                                                                                                 101,010
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.4%)
  365,500     Honda Motor Co. Ltd.                                                                12,159
  639,680     Mitsubishi Motors Corp.                                                              4,462
   29,260     Renault S.A.                                                                         2,973
                                                                                              ----------
                                                                                                  19,594
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.2%)
  171,810     Bilia AB "A"                                                                         1,606
1,052,434     Halfords Group plc                                                                   4,888
1,348,126     Vertu Motors plc                                                                       866
                                                                                              ----------
                                                                                                   7,360
                                                                                              ----------
              BROADCASTING (0.8%)
  174,785     Fuji Media Holdings, Inc.                                                            2,600
   44,885     M6-Metropole Television S.A.                                                         1,181
  172,420     Nippon Television Holdings, Inc.                                                     3,112
  546,087     ProSiebenSat.1 Media AG                                                             17,367
  329,663     RAI Way S.p.A.(b)                                                                    2,091
  252,596     Television Francaise 1 S.A.                                                          4,023
  180,800     Tokyo Broadcasting System, Inc.                                                      4,423
   85,230     TV Asahi Holdings Corp.                                                              1,808
                                                                                              ----------
                                                                                                  36,605
                                                                                              ----------
              CABLE & SATELLITE (0.1%)
  387,916     NOS SGPS S.A.                                                                        2,636
                                                                                              ----------
              CASINOS & GAMING (0.0%)
  330,000     Melco International Dev. Ltd.                                                          949
                                                                                              ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
  231,835     CECONOMY AG                                                                          3,038
  144,600     EDION Corp.                                                                          1,620
  167,638     Unieuro S.p.A.(b)                                                                    2,834

                                                                                              ----------
                                                                                                   7,492

                                                                                              ----------
              CONSUMER ELECTRONICS (0.3%)
  540,010     Funai Electric Co. Ltd.                                                              4,141
  190,000     Nikon Corp.                                                                          3,759
1,960,100     Pioneer Corp.*                                                                       3,797
                                                                                              ----------
                                                                                                  11,697
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DEPARTMENT STORES (0.1%)
1,035,980     Marks & Spencer Group plc                                                       $    4,388
                                                                                              ----------
              DISTRIBUTORS (0.1%)
   46,300     Arata Corp.                                                                          2,427
                                                                                              ----------
              EDUCATION SERVICES (0.1%)
   61,500     Benesse Holdings, Inc.                                                               2,164
  215,435     IDP Education Ltd.                                                                     942
                                                                                              ----------
                                                                                                   3,106
                                                                                              ----------
              FOOTWEAR (0.1%)
8,212,000     Daphne International Holdings Ltd.*                                                    547
  578,863     Geox S.p.A.                                                                          2,024
                                                                                              ----------
                                                                                                   2,571
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.1%)
  818,854     B&M European Value Retail S.A.                                                       4,229
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (0.1%)
   15,080     Hornbach Holding AG & Co. KGaA                                                       1,380
  222,700     Kohnan Shoji Co. Ltd.                                                                4,630
                                                                                              ----------
                                                                                                   6,010
                                                                                              ----------
              HOMEBUILDING (0.2%)
  273,500     Haseko Corp.                                                                         4,236
  126,900     Meiwa Estate Co. Ltd.                                                                  960
  279,509     Redrow plc                                                                           2,279
                                                                                              ----------
                                                                                                   7,475
                                                                                              ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
  630,801     Dalata Hotel Group plc*                                                              4,370
  303,706     Scandic Hotels Group AB(b)                                                           3,954
                                                                                              ----------
                                                                                                   8,324
                                                                                              ----------
              HOUSEHOLD APPLIANCES (0.1%)
   38,400     SodaStream International Ltd.*                                                       2,703
                                                                                              ----------
              INTERNET & DIRECT MARKETING RETAIL (0.0%)
  760,670     Qliro Group AB*                                                                      1,508
                                                                                              ----------
              LEISURE FACILITIES (0.1%)
  445,600     Tokyo Dome Corp.                                                                     4,395
                                                                                              ----------
              LEISURE PRODUCTS (0.3%)
   50,321     Games Workshop Group plc                                                             1,332
  124,020     Sankyo Co. Ltd.                                                                      3,995
  189,081     Technogym S.p.A.(b)                                                                  1,815
   37,219     Trigano S.A.                                                                         5,885
                                                                                              ----------
                                                                                                  13,027
                                                                                              ----------

================================================================================

6  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (0.3%)
  218,500     Avex Group Holdings, Inc.                                                       $    3,007
  684,917     Cineworld Group plc                                                                  5,095
   58,840     CTS Eventim AG & Co. KGaA                                                            2,856
  235,326     Mondo TV S.p.A.                                                                      1,798
                                                                                              ----------
                                                                                                  12,756
                                                                                              ----------
              PUBLISHING (0.0%)
  137,531     Arnoldo Mondadori Editore S.p.A.*                                                      375
   45,600     Proto Corp.                                                                            668
                                                                                              ----------
                                                                                                   1,043
                                                                                              ----------
              RESTAURANTS (2.6%)
  378,076     Collins Foods Ltd.                                                                   1,727
2,648,510     Compass Group plc                                                                   53,692
  206,788     Greggs plc                                                                           3,714
  926,906     SSP Group plc                                                                        8,092
1,055,824     Yum China Holdings, Inc.                                                            43,109
                                                                                              ----------
                                                                                                 110,334
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
    2,100     Studio Alice Co. Ltd.                                                                   49
                                                                                              ----------
              SPECIALTY STORES (0.2%)
  417,571     Card Factory plc                                                                     1,549
  584,355     JD Sports Fashion plc                                                                2,606
  751,377     Pets At Home Group plc                                                               1,770
  179,900     Xebio Holdings Co. Ltd.                                                              3,304
                                                                                              ----------
                                                                                                   9,229
                                                                                              ----------
              TEXTILES (0.0%)
  134,600     Shikibo Ltd.                                                                         1,689
                                                                                              ----------
              Total Consumer Discretionary                                                       537,964
                                                                                              ----------
              CONSUMER STAPLES (13.6%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.1%)
  113,500     Chubu Shiryo Co. Ltd.                                                                2,284
  383,347     Costa Group Holdings Ltd.                                                            1,827
                                                                                              ----------
                                                                                                   4,111
                                                                                              ----------
              BREWERS (1.0%)
4,003,858     Ambev S.A. ADR                                                                      24,784
  163,776     Carlsberg A/S "B"                                                                   19,394
                                                                                              ----------
                                                                                                  44,178
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (2.8%)
1,423,586     Diageo plc                                                                      $   49,450
  464,904     Pernod Ricard S.A.                                                                  72,517
                                                                                              ----------
                                                                                                 121,967
                                                                                              ----------
              DRUG RETAIL (0.1%)
  169,300     Cawachi Ltd.                                                                         4,212
                                                                                              ----------
              FOOD DISTRIBUTORS (0.1%)
  763,349     Conviviality plc                                                                     4,207
   40,600     Lacto Japan Co. Ltd.                                                                 1,483
                                                                                              ----------
                                                                                                   5,690
                                                                                              ----------
              FOOD RETAIL (0.5%)
   25,500     Arcs Co. Ltd.                                                                          588
   27,100     Heiwado Co. Ltd.                                                                       583
1,830,243     J Sainsbury plc                                                                      5,750
  191,609     Loblaw Companies Ltd.                                                               10,089
1,258,729     Tesco plc                                                                            3,303
                                                                                              ----------
                                                                                                  20,313
                                                                                              ----------
              HOUSEHOLD PRODUCTS (1.6%)
  473,566     Essity Aktiebolag "B"*                                                              13,753
  599,280     Reckitt Benckiser Group plc                                                         52,567
   67,200     S.T. Corp.                                                                           1,788
                                                                                              ----------
                                                                                                  68,108
                                                                                              ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
  204,519     Metro AG*                                                                            3,992
                                                                                              ----------
              PACKAGED FOODS & MEAT (3.9%)
1,030,659     a2 Milk Co. Ltd.*                                                                    5,939
  383,023     Austevoll Seafood ASA                                                                3,223
   37,470     Cranswick plc                                                                        1,631
  487,527     DANONE S.A.                                                                         41,153
1,123,500     Feed One Co. Ltd.                                                                    2,855
   91,514     La Doria S.p.A.                                                                      1,841
  148,900     Morinaga Milk Industry Co. Ltd.                                                      6,073
1,198,860     Nestle S.A.                                                                        102,672
   11,000     Nisshin Oillio Group Ltd.                                                              338
   80,978     Salmar ASA                                                                           2,372
                                                                                              ----------
                                                                                                 168,097
                                                                                              ----------
              PERSONAL PRODUCTS (2.7%)
  513,784     Beiersdorf AG                                                                       61,147
  368,100     Kao Corp.                                                                           24,327
  128,941     L'Oreal S.A.                                                                        28,515

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   45,000     Sagami Rubber Industries Co. Ltd.                                               $      715
                                                                                              ----------
                                                                                                 114,704
                                                                                              ----------
              TOBACCO (0.7%)
  909,900     Japan Tobacco, Inc.                                                                 30,075
                                                                                              ----------
              Total Consumer Staples                                                             585,447
                                                                                              ----------
              ENERGY (4.4%)
              -------------
              INTEGRATED OIL & GAS (3.6%)
2,571,052     BP plc                                                                              17,006
2,259,338     ENI S.p.A.                                                                          37,137
1,477,084     Gazprom PAO ADR                                                                      6,632
  107,114     Lukoil PJSC ADR                                                                      5,993
  359,194     Petroleo Brasileiro S.A. ADR*                                                        3,491
  428,909     Royal Dutch Shell plc "B"                                                           13,855
  143,279     Statoil ASA                                                                          2,873
1,333,446     Suncor Energy, Inc.                                                                 46,252
  700,600     Surgutneftegas ADR                                                                   3,219
  265,900     Surgutneftegaz ADR                                                                   1,220
  292,778     Total S.A.                                                                          16,520
                                                                                              ----------
                                                                                                 154,198
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
  175,231     Fugro N.V.*                                                                          2,469
  153,015     Ocean Yield ASA                                                                      1,255
  827,949     Saipem S.p.A.*                                                                       3,323
  322,064     Subsea 7 S.A.                                                                        4,704
                                                                                              ----------
                                                                                                  11,751
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
3,371,323     Beach Energy Ltd.                                                                    2,678
   99,733     Det Norske Oljeselskap ASA                                                           2,346
  526,218     Gulf Keystone Petroleum Ltd.*                                                          713
  340,200     INPEX Corp.                                                                          3,824
  374,200     Japan Petroleum Exploration Co. Ltd.                                                 8,555
  230,484     KazMunaiGas Exploration Production GDR                                               2,685
  641,159     Painted Pony Energy Ltd.*(a)                                                         1,491
                                                                                              ----------
                                                                                                  22,292
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (0.0%)
  126,321     CropEnergies AG                                                                      1,274
                                                                                              ----------
              Total Energy                                                                       189,515
                                                                                              ----------
              FINANCIALS (16.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   97,090     Banca Generali S.p.A.                                                                3,407
  275,483     GAM Holding AG                                                                       4,368

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   12,529     HBM Healthcare Investments AG                                                   $    1,644
  592,082     Julius Baer Group Ltd.*                                                             34,788
  485,918     Magellan Financial Group Ltd.                                                        9,299
  899,915     Platinum Asset Management                                                            5,085
  112,500     SBI Holdings, Inc.                                                                   1,994
  482,100     Uranium Participation Corp.*                                                         1,562
                                                                                              ----------
                                                                                                  62,147
                                                                                              ----------
              CONSUMER FINANCE (0.0%)
   27,200     Jaccs Co. Ltd.                                                                         626
                                                                                              ----------
              DIVERSIFIED BANKS (7.2%)
  803,116     Aldermore Group plc*                                                                 3,378
  930,644     Allahabad Bank Ltd.*                                                                 1,109
1,055,039     Alpha Bank AE*                                                                       2,047
  474,987     Bank of Ireland Group plc*                                                           3,705
9,144,194     Barclays plc                                                                        23,929
  137,322     BNP Paribas S.A.                                                                    10,392
  710,622     BPER Banca S.p.A.                                                                    3,887
1,295,265     CaixaBank S.A.                                                                       6,156
  440,991     Canara Bank Ltd.                                                                     2,552
  936,498     Corporation Bank*                                                                      617
  244,400     Dah Sing Financial Holdings Ltd.                                                     1,565
2,871,000     DBS Group Holdings Ltd.                                                             52,008
   78,481     FinecoBank Banca Fineco S.p.A.                                                         791
1,773,185     HSBC Holdings plc                                                                   17,602
4,157,825     ING Groep N.V.                                                                      75,000
  106,048     KB Financial Group, Inc.                                                             5,837
  375,425     KBC Groep N.V.                                                                      30,712
1,592,300     Mitsubishi UFJ Financial Group, Inc.                                                11,207
4,978,100     Mizuho Financial Group, Inc.                                                         9,019
   31,240     Norwegian Finance Holdings ASA*                                                        357
  229,200     Sberbank of Russia PJSC ADR                                                          3,800
   86,627     Shinhan Financial Group Co. Ltd.                                                     3,853
  141,298     Societe Generale S.A.                                                                7,116
  652,048     Standard Chartered plc*                                                              6,512
  249,900     Sumitomo Mitsui Financial Group, Inc.                                               10,096
  151,790     Sumitomo Mitsui Trust Holdings, Inc.                                                 5,616
1,843,224     Unicaja Banco S.A.*(b)                                                               2,786
  421,264     UniCredit S.p.A.*                                                                    8,474
                                                                                              ----------
                                                                                                 310,123
                                                                                              ----------
              DIVERSIFIED CAPITAL MARKETS (1.7%)
4,347,033     UBS Group AG*                                                                       75,076
                                                                                              ----------

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (0.1%)
   120,500    Aizawa Securities Co. Ltd.                                                      $      805
   268,200    Ichiyoshi Securities Co. Ltd.                                                        3,050
    60,700    IwaiCosmo Holdings, Inc.                                                               777
    19,189    Swissquote Group Holding S.A.                                                          679
                                                                                              ----------
                                                                                                   5,311
                                                                                              ----------
              LIFE & HEALTH INSURANCE (2.9%)
 9,177,200    AIA Group Ltd.                                                                      74,380
   305,700    Dai-Ichi Life Holdings, Inc.                                                         6,237
   771,908    Prudential plc                                                                      19,407
11,334,000    Shin Kong Financial Holding Co. Ltd.                                                 3,873
   394,172    Societa Cattolica di Assicurazioni                                                   4,276
   407,178    Storebrand ASA                                                                       3,250
   473,400    T&D Holdings, Inc.                                                                   7,763
   261,109    TONGYANO Life Insurance Co. Ltd.                                                     1,948
    91,404    Wuestenrot & Wuerttembergische AG                                                    2,465
                                                                                              ----------
                                                                                                 123,599
                                                                                              ----------
              MULTI-LINE INSURANCE (1.2%)
   136,301    Ageas                                                                                6,698
   103,490    ASR Nederland N.V.                                                                   4,219
   402,538    Assicurazioni Generali S.p.A.                                                        7,369
    60,794    Topdanmark A/S*                                                                      2,616
    51,568    Vittoria Assicurazioni S.p.A.                                                          746
   100,280    Zurich Insurance Group AG                                                           30,295
                                                                                              ----------
                                                                                                  51,943
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (0.1%)
    50,882    Corporacion Financiera Alba S.A.                                                     3,046
 3,342,000    First Pacific Co. Ltd.                                                               2,499
                                                                                              ----------
                                                                                                   5,545
                                                                                              ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
62,529,000    G-Resources Group Ltd.*                                                                849
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
   258,170    Coface S.A.*                                                                         2,830
   506,462    Hastings Group Holdings plc                                                          2,150
                                                                                              ----------
                                                                                                   4,980
                                                                                              ----------
              REGIONAL BANKS (0.4%)
   126,600    77th Bank Ltd.                                                                       2,979
    14,700    Aichi Bank Ltd.                                                                        824
   128,700    Chiba Kogyo Bank Ltd.                                                                  683
   429,000    FIDEA Holdings Co. Ltd.                                                                778
    25,100    Nanto Bank Ltd.                                                                        677

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   21,900     Oita Bank Ltd.                                                                  $      866
  197,006     Sparebank 1 Nord-Norge                                                               1,456
  265,268     SpareBank 1 SMN                                                                      2,646
  142,960     SpareBank 1 SR-Bank ASA                                                              1,495
    2,052     St. Galler Kantonalbank "A"                                                            959
  593,300     Tochigi Bank Ltd.                                                                    2,530
   58,600     Towa Bank Ltd.                                                                         683
                                                                                              ----------
                                                                                                  16,576
                                                                                              ----------
              SPECIALIZED FINANCE (0.2%)
  474,900     Japan Securities Finance Co.                                                         2,574
  464,249     Plus500 Ltd.                                                                         6,012
   23,400     Ricoh Leasing Co. Ltd.                                                                 801
                                                                                              ----------
                                                                                                   9,387
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
1,083,065     Housing Dev. Finance Corp. Ltd.                                                     28,080
  658,599     OneSavings Bank plc                                                                  3,484
  179,271     Paragon Group Cos. plc                                                               1,173
                                                                                              ----------
                                                                                                  32,737
                                                                                              ----------
              Total Financials                                                                   698,899
                                                                                              ----------
              HEALTH CARE (12.3%)
              -------------------
              BIOTECHNOLOGY (0.1%)
  199,101     Swedish Orphan Biovitrum AB*                                                         2,742
   38,864     Vitrolife AB                                                                         2,939
                                                                                              ----------
                                                                                                   5,681
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
   98,760     Suzuken Co. Ltd.                                                                     3,896
                                                                                              ----------
              HEALTH CARE EQUIPMENT (1.9%)
   22,979     Koninklijke Philips N.V.                                                               892
  497,100     Nikkiso Co. Ltd.                                                                     4,889
  372,300     Olympus Corp.                                                                       15,250
1,277,400     Terumo Corp.                                                                        61,064
                                                                                              ----------
                                                                                                  82,095
                                                                                              ----------
              HEALTH CARE FACILITIES (0.3%)
  365,485     Capio AB(b)                                                                          1,934
  332,431     CVS Group plc                                                                        4,541
1,245,998     Estia Health Ltd.                                                                    3,581
  539,033     Metlifecare Ltd.                                                                     2,222
  324,416     Summerset Group Holdings Ltd.                                                        1,171
                                                                                              ----------
                                                                                                  13,449
                                                                                              ----------

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.1%)
  250,000     China Cord Blood Corp.*                                                         $    2,742
   52,900     Unimat Retirement Community Co. Ltd.                                                   885
                                                                                              ----------
                                                                                                   3,627
                                                                                              ----------
              HEALTH CARE SUPPLIES (1.7%)
  113,290     Essilor International S.A.                                                          14,570
1,179,100     Hoya Corp.                                                                          57,077
                                                                                              ----------
                                                                                                  71,647
                                                                                              ----------
              HEALTH CARE TECHNOLOGY (0.1%)
  578,733     AGFA-Gevaert N.V.*                                                                   2,633
   27,048     CompuGroup Medical SE                                                                1,828
                                                                                              ----------
                                                                                                   4,461
                                                                                              ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
   99,800     CMIC Holdings Co. Ltd.                                                               1,499
  391,862     Qiagen N.V.*                                                                        12,376
                                                                                              ----------
                                                                                                  13,875
                                                                                              ----------
              PHARMACEUTICALS (7.7%)
  165,873     Almirall S.A.(a)                                                                     1,664
  161,487     AstraZeneca plc                                                                     10,433
  704,553     Bayer AG                                                                            89,855
   63,100     Daito Pharmaceutical Co. Ltd.                                                        1,741
   70,400     Eisai Co. Ltd.                                                                       3,985
   19,100     Fuji Pharma Co. Ltd.                                                                   737
   88,503     Galenica AG*(b)                                                                      4,296
  151,951     Indivior plc*                                                                          762
   26,705     Ipsen S.A.                                                                           3,255
   64,800     Kyorin Holdings, Inc.                                                                1,234
  239,375     Merck KGaA                                                                          25,480
  585,585     Novartis AG                                                                         50,121
  963,536     Novo Nordisk A/S "B"                                                                49,740
   12,310     Orion Oyj "A"                                                                          468
  282,657     Roche Holding AG                                                                    71,314
  208,700     Sumitomo Dainippon Pharma Co. Ltd.                                                   3,019
  182,500     Takeda Pharmaceutical Co. Ltd.                                                      10,028
   20,400     Towa Pharmaceutical Co. Ltd.                                                         1,057
  982,000     United Laboratories International Holdings Ltd.*(a)                                    792
                                                                                              ----------
                                                                                                 329,981
                                                                                              ----------
              Total Health Care                                                                  528,712
                                                                                              ----------
              INDUSTRIALS (16.0%)
              -------------------
              AEROSPACE & DEFENSE (1.0%)
  504,947     Chemring Group plc                                                                   1,203
  227,852     Latecoere S.A.*                                                                      1,486

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  113,713     MTU Aero Engines AG                                                             $   20,444
1,762,437     Rolls-Royce Holdings plc*                                                           20,427
   14,333     Saab AB "B"                                                                            697
                                                                                              ----------
                                                                                                  44,257
                                                                                              ----------
              AGRICULTURAL & FARM MACHINERY (0.7%)
   61,300     Iseki & Co. Ltd.                                                                     1,494
1,526,700     Kubota Corp.                                                                        28,758
                                                                                              ----------
                                                                                                  30,252
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (0.3%)
  526,358     CTT-Correios de Portugal S.A.(a)                                                     2,036
  759,000     Mitsui-Soko Holdings Co. Ltd.*                                                       2,428
1,227,758     PostNL N.V.                                                                          5,436
  207,000     Yusen Logistics Co. Ltd.                                                             2,754
                                                                                              ----------
                                                                                                  12,654
                                                                                              ----------
              AIRLINES (0.4%)
  280,007     Air France-KLM*                                                                      3,981
  378,786     Dart Group plc                                                                       3,594
  330,379     Finnair Oyj                                                                          4,711
1,109,331     SAS AB*                                                                              3,419
                                                                                              ----------
                                                                                                  15,705
                                                                                              ----------
              BUILDING PRODUCTS (1.3%)
  158,761     Compagnie de Saint-Gobain                                                            9,045
  304,800     Daikin Industries Co. Ltd.                                                          34,990
  603,300     Nippon Sheet Glass Co. Ltd.*                                                         5,323
  181,800     Noritz Corp.                                                                         3,510
   44,900     Sanko Metal Industrial Co. Ltd.                                                      1,618
                                                                                              ----------
                                                                                                  54,486
                                                                                              ----------
              COMMERCIAL PRINTING (0.1%)
  253,300     Toppan Forms Co. Ltd.                                                                2,746
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (1.3%)
   78,049     Bauer AG                                                                             2,709
1,895,200     Chip Eng Seng Corp. Ltd.                                                             1,286
  472,000     Chiyoda Corp.                                                                        3,087
  378,512     Costain Group plc                                                                    2,196
   25,686     Eiffage S.A.                                                                         2,818
  211,600     JGC Corp.                                                                            3,668
  257,000     Kitano Construction Corp.                                                              939
1,298,900     Lian Beng Group Ltd.                                                                   703
  527,636     Maire Tecnimont S.p.A.                                                               2,425
  158,400     Matsui Construction Co. Ltd.                                                         1,340
   85,094     Morgan Sindall Group plc                                                             1,579

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
1,113,111     Mota - Engil, SGPS, S.A.                                                        $    4,571
  128,800     Nichireki Co. Ltd.                                                                   1,554
   96,400     Nishimatsu Construction Co. Ltd.                                                     2,788
1,694,692     NRW Holdings Ltd.*                                                                   1,692
   73,300     Okumura Corp.                                                                        2,973
  225,100     P.S. Mitsubishi Construction Co., Ltd.                                               1,768
  476,343     Peab AB                                                                              4,282
  917,250     Raubex Group Ltd.                                                                    1,271
  127,900     Shinnihon Corp.                                                                      1,066
   95,700     Tekken Corp.                                                                         2,857
  679,800     Toyo Construction Co. Ltd.                                                           3,781
  205,000     Toyo Engineering Corp.                                                               2,317
2,112,800     United Engineers Ltd.                                                                4,105
                                                                                              ----------
                                                                                                  57,775
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
  101,000     Aichi Corp.                                                                            715
  113,022     Alstom S.A.                                                                          4,666
                                                                                              ----------
                                                                                                   5,381
                                                                                              ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
  328,458     HomeServe plc                                                                        3,551
  277,440     SmartGroup Corp. Ltd.                                                                2,164
                                                                                              ----------
                                                                                                   5,715
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.8%)
   64,500     ENDO Lighting Corp.                                                                    728
  318,900     Fujikura Ltd.                                                                        2,967
   35,000     Iwasaki Electric Co. Ltd.                                                              524
  374,000     Johnson Electric Holdings Ltd.                                                       1,477
  429,629     Legrand S.A.                                                                        32,196
   30,500     Nippon Seisen Co. Ltd.                                                               1,499
  120,708     NKT A/S*                                                                             5,513
  773,328     Schneider Electric SE*                                                              66,466
  291,000     Swcc Showa Holdings Co. Ltd.*                                                        2,580
  259,000     Ushio, Inc.                                                                          3,724
  207,814     Zumtobel Group AG                                                                    2,632
                                                                                              ----------
                                                                                                 120,306
                                                                                              ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
  352,148     Derichebourg S.A.                                                                    3,835
  564,892     RPS Group plc                                                                        2,076
                                                                                              ----------
                                                                                                   5,911
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (1.3%)
   55,818     Adecco Group AG                                                                      4,221
3,823,574     Hays plc                                                                             9,525

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   428,843    Michael Page International                                                      $    2,731
    53,034    Openjob S.p.A. Agenzia Per Il Lavoro*                                                  800
   579,289    Randstad Holdings N.V.                                                              35,675
    54,213    Staffline Group plc                                                                    765
   181,523    SThree plc                                                                             843
                                                                                              ----------
                                                                                                  54,560
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (0.6%)
    71,970    Rheinmetall AG                                                                       9,157
   846,413    Smiths Group plc                                                                    16,976
                                                                                              ----------
                                                                                                  26,133
                                                                                              ----------
              INDUSTRIAL MACHINERY (1.7%)
   147,000    FANUC Corp.                                                                         36,500
   388,784    Fenner plc                                                                           2,027
     3,595    Georg Fischer                                                                        4,729
   141,700    Hisaka Works Ltd.                                                                    1,487
   177,500    Japan Steel Works Ltd.                                                               5,678
    41,900    Luxfer Holdings plc ADR                                                                605
   186,390    Mitsubishi Heavy Industries Ltd.                                                     6,873
    86,100    Nippon Thompson Co. Ltd.                                                               561
   166,000    Ryobi Ltd.                                                                           4,286
    68,200    Sansei Technologies, Inc.                                                              651
    58,033    Stabilus S.A.                                                                        5,001
   490,500    Sunningdale Tech Ltd.                                                                  687
   559,000    Toshiba Machine Co. Ltd.                                                             3,939
    24,589    Washtec AG                                                                           2,250
                                                                                              ----------
                                                                                                  75,274
                                                                                              ----------
              MARINE (0.5%)
   157,967    D/S Norden A/S*                                                                      3,208
   184,000    Iino Kaiun Kaisha Ltd.                                                               1,014
    75,027    Kuehne & Nagel International AG                                                     13,179
    30,700    NS United Kaiun Kaisha Ltd.                                                            726
12,824,000    Pacific Basin Shipping Ltd.*                                                         2,808
                                                                                              ----------
                                                                                                  20,935
                                                                                              ----------
              MARINE PORTS & SERVICES (0.1%)
    70,867    Hamburger Hafen und Logistik AG                                                      2,084
                                                                                              ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
   385,300    KOKUYO Co. Ltd.                                                                      7,292
   169,200    Relia, Inc.                                                                          1,906
                                                                                              ----------
                                                                                                   9,198
                                                                                              ----------

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RAILROADS (1.3%)
  683,737     Canadian National Railway Co.                                                   $   53,318
  167,676     Go-Ahead Group plc                                                                   3,524
                                                                                              ----------
                                                                                                  56,842
                                                                                              ----------
              RESEARCH & CONSULTING SERVICES (1.4%)
1,225,159     Experian plc                                                                        25,483
   30,432     Intertrust N.V.(b)                                                                     565
1,455,258     RELX N.V.                                                                           33,318
                                                                                              ----------
                                                                                                  59,366
                                                                                              ----------
              SECURITY & ALARM SERVICES (0.0%)
  225,993     Prosegur Cash S.A.*(b)                                                                 740
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
   76,600     Advan Co. Ltd.                                                                         706
    3,427     Bossard Holdings AG "A"                                                                764
  851,711     Howden Joinery Group plc                                                             5,187
   48,200     Kamei Corp.                                                                            775
  113,800     Kuroda Electric Co. Ltd.                                                             2,743
  102,400     Nagase & Co. Ltd.                                                                    1,868
   85,700     Onoken Co. Ltd.                                                                      1,549
  236,439     Ramirent Oyj                                                                         2,111
  272,430     Rexel S.A.                                                                           5,024
   21,100     Shinsho Corp.                                                                          570
1,369,431     SIG plc                                                                              3,145
  131,200     Wakita & Co. Ltd.                                                                    1,548
                                                                                              ----------
                                                                                                  25,990
                                                                                              ----------
              TRUCKING (0.1%)
   83,200     Hamakyorex Co. Ltd.                                                                  2,310
                                                                                              ----------
              Total Industrials                                                                  688,620
                                                                                              ----------
              INFORMATION TECHNOLOGY (11.7%)
              ------------------------------
              APPLICATION SOFTWARE (2.2%)
  207,954     Dassault Systemes S.A.                                                              22,353
  615,607     SAP SE                                                                              69,353
   36,408     SimCorp A/S                                                                          2,190
   21,394     Temenos Group AG                                                                     2,640
                                                                                              ----------
                                                                                                  96,536
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
   64,500     Ituran Location & Control Ltd.                                                       2,296
  926,372     LM Ericsson Telephone Co. "B" ADR                                                    5,827
   61,569     Silicom Ltd.                                                                         4,471
                                                                                              ----------
                                                                                                  12,594
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
  745,119     Amadeus IT Group S.A.                                                           $   53,718
                                                                                              ----------
              ELECTRONIC COMPONENTS (1.3%)
   75,181     Austria Technologie & Systemtechnik AG                                               2,154
   90,600     Canon Electronics, Inc.                                                              1,996
  133,300     Hosiden Corp.                                                                        2,095
  110,300     Ibiden Co. Ltd.                                                                      1,751
  540,000     Kyocera Corp.                                                                       37,910
  292,000     Nichicon Corp.                                                                       3,856
  486,600     Simplo Technology Co. Ltd.                                                           2,774
  413,000     Tamura Corp.                                                                         2,969
                                                                                              ----------
                                                                                                  55,505
                                                                                              ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  482,700     Citizen Holdings Co. Ltd.                                                            3,495
   20,650     Comet Holding AG                                                                     3,279
      649     Lem Holding S.A.                                                                     1,032
                                                                                              ----------
                                                                                                   7,806
                                                                                              ----------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
   45,513     G5 Entertainment AB                                                                  1,351
  468,700     GungHo Online Entertainment, Inc.                                                    1,191
  191,500     Marvelous, Inc.                                                                      1,756
   47,441     NHN Entertainment Corp.*                                                             2,951
   71,993     THQ Nordic AB*                                                                         654
    9,136     UbiSoft Entertainment S.A.*                                                            701
                                                                                              ----------
                                                                                                   8,604
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (1.5%)
  139,800     Alibaba Group Holding Ltd. ADR*                                                     24,756
   75,291     Baidu, Inc. ADR*                                                                    17,963
  120,400     DeNA Co. Ltd.                                                                        2,723
  358,300     Gree, Inc.                                                                           2,327
   71,863     Rightmove plc                                                                        3,918
   95,593     Rocket Internet SE*(b)                                                               2,275
    3,972     Xing AG                                                                              1,241
1,477,601     Xlmedia plc                                                                          3,897
  893,214     ZPG plc(b)                                                                           3,900
                                                                                              ----------
                                                                                                  63,000
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (1.6%)
    4,266     Alten S.A.                                                                             355
  760,611     Appen Ltd.                                                                           4,108
  148,987     Computacenter plc                                                                    2,269
   53,461     FDM Group Holdings plc                                                                 685
  992,870     Fujitsu Ltd.                                                                         7,365

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   91,160     Indra Sistemas S.A.*                                                            $    1,242
   62,600     Ines Corp.                                                                             604
   26,700     Interxion Holding N.V.*                                                              1,541
   73,100     Nihon Unisys Ltd.                                                                    1,431
  137,123     Softcat plc                                                                            962
   16,123     Sopra Steria Group                                                                   2,884
1,085,479     Tata Consultancy Services Ltd.                                                      44,359
   65,900     TIS, Inc.                                                                            2,237
                                                                                              ----------
                                                                                                  70,042
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
   50,365     BE Semiconductor Industries N.V.                                                     4,135
   48,366     Siltronic AG*                                                                        7,184
   86,460     Tokyo Seimitsu Co. Ltd.                                                              3,576
                                                                                              ----------
                                                                                                  14,895
                                                                                              ----------
              SEMICONDUCTORS (1.6%)
  235,500     MediaTek, Inc.                                                                       2,560
   99,800     Miraial Co. Ltd.                                                                     1,594
   12,000     Shindengen Electric Manufacturing Co. Ltd.                                             828
1,233,700     Shinko Electric Industries Co. Ltd.                                                  9,427
1,331,477     Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     52,727
                                                                                              ----------
                                                                                                  67,136
                                                                                              ----------
              SYSTEMS SOFTWARE (0.7%)
   26,200     Alpha Systems, Inc.                                                                    559
  269,609     Check Point Software Technologies Ltd.*                                             28,118
   62,800     SRA Holdings, Inc.                                                                   1,947
   17,600     Talend S.A. ADR*                                                                       704
                                                                                              ----------
                                                                                                  31,328
                                                                                              ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
  353,811     Electrocomponents plc                                                                3,019
   22,900     Elematec Corp.                                                                         536
   66,900     Marubun Corp.                                                                          616
  100,800     Ryoyo Electro Corp.                                                                  1,720
                                                                                              ----------
                                                                                                   5,891
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
7,338,000     Acer, Inc.                                                                           5,015
  171,700     Canon, Inc.                                                                          6,557
1,157,164     Compal Electronics, Inc. GDR(c)                                                      4,003
   18,400     Eizo Corp.                                                                             782
   75,600     Fujitsu Frontech Ltd.                                                                1,344
   58,900     Melco Holdings, Inc.                                                                 1,934
                                                                                              ----------
                                                                                                  19,635
                                                                                              ----------
              Total Information Technology                                                       506,690
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (7.6%)
              ----------------
              ALUMINUM (0.0%)
    51,300    UACJ Corp.                                                                      $    1,326
                                                                                              ----------
              COMMODITY CHEMICALS (0.5%)
    28,400    Mitsui Chemicals, Inc.                                                                 915
    36,200    Nippon Carbide Industries Co., Inc.                                                    666
   860,414    Orica Ltd.                                                                          11,064
   276,500    Teijin Ltd.                                                                          5,945
    73,900    Toyobo Co. Ltd.                                                                      1,344
                                                                                              ----------
                                                                                                  19,934
                                                                                              ----------
              CONSTRUCTION MATERIALS (0.3%)
   201,220    Cementir Holding S.p.A.                                                              1,709
   571,630    Forterra plc(b)                                                                      2,240
   130,492    LafargeHolcim Ltd.                                                                   7,136
    43,012    Vicat S.A.                                                                           3,521
                                                                                              ----------
                                                                                                  14,606
                                                                                              ----------
              COPPER (0.0%)
14,504,000    CST Group Ltd.*                                                                         84
                                                                                              ----------
              DIVERSIFIED CHEMICALS (0.0%)
    64,500    Ishihara Sangyo Kaisha Ltd.*                                                         1,173
                                                                                              ----------
              DIVERSIFIED METALS & MINING (1.0%)
   286,819    Anglo American plc                                                                   5,272
    44,464    Eramet*                                                                              4,489
   147,500    Northern Dynasty Minerals Ltd.*(a)                                                     295
    91,100    Pacific Metals Co. Ltd.*                                                             2,377
   600,660    Rio Tinto plc                                                                       28,444
 1,681,306    Western Areas Ltd.(a)                                                                3,904
                                                                                              ----------
                                                                                                  44,781
                                                                                              ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
 7,328,000    China BlueChemical Ltd.                                                              2,036
   588,500    Nufarm Ltd.                                                                          3,944
                                                                                              ----------
                                                                                                   5,980
                                                                                              ----------
              FOREST PRODUCTS (0.1%)
   308,222    Svenska Cellulosa AB "B"                                                             3,006
                                                                                              ----------
              GOLD (0.6%)
   479,060    Acacia Mining plc                                                                    1,118
   178,300    Barrick Gold Corp.                                                                   2,463
   576,167    Centerra Gold, Inc.*                                                                 3,260
 1,175,115    Eldorado Gold Corp.                                                                  1,328
 1,083,964    Gold Fields Ltd.                                                                     4,599

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  605,367     Kinross Gold Corp.*                                                             $    2,518
2,365,530     Ramelius Resources Ltd.*                                                               689
5,457,932     Resolute Mining Ltd.                                                                 4,190
1,597,438     St. Barbara Ltd.                                                                     3,866
                                                                                              ----------
                                                                                                  24,031
                                                                                              ----------
              INDUSTRIAL GASES (2.1%)
  531,241     Air Liquide S.A.                                                                    66,487
  105,178     Linde AG*                                                                           24,556
                                                                                              ----------
                                                                                                  91,043
                                                                                              ----------
              METAL & GLASS CONTAINERS (0.1%)
   31,832     Groupe Guillin                                                                       1,303
2,469,833     Nampak Ltd.*                                                                         3,223
   14,688     Vidrala S.A.                                                                         1,476
                                                                                              ----------
                                                                                                   6,002
                                                                                              ----------
              PAPER PACKAGING (0.1%)
3,592,000     AMVIG Holdings Ltd.                                                                    961
  205,080     Papeles Y Cartones De Europa S.A.                                                    2,461
                                                                                              ----------
                                                                                                   3,422
                                                                                              ----------
              PAPER PRODUCTS (0.2%)
   65,814     Ahlstrom-Munksjo Oyj                                                                 1,473
  342,970     Altri S.G.P.S. S.A.                                                                  2,124
  431,868     Ence Energia Y Celulosa S.A.                                                         2,822
  146,900     Nippon Paper Industries Co. Ltd.                                                     2,811
   59,638     SEMAPA - Sociedade de Investimento e Gestao S.G.P.S. S.A.                            1,202
                                                                                              ----------
                                                                                                  10,432
                                                                                              ----------
              PRECIOUS METALS & MINERALS (0.2%)
  107,304     Anglo American Platinum Ltd.*                                                        2,849
  656,942     Impala Platinum Holdings Ltd.*(a)                                                    1,868
1,713,600     Petra Diamonds Ltd.*                                                                 1,559
                                                                                              ----------
                                                                                                   6,276
                                                                                              ----------
              SPECIALTY CHEMICALS (1.7%)
  470,252     Akzo Nobel N.V.(a)                                                                  42,371
   48,100     DIC Corp.                                                                            1,784
  319,800     JSR Corp.                                                                            6,112
  106,200     Osaka Soda Co. Ltd.                                                                  2,700
  137,200     Shin-Etsu Chemical Co. Ltd.                                                         14,342
  372,094     Synthomer plc                                                                        2,402
   23,300     Takasago International Corp.                                                           734
   29,656     Victrex plc                                                                            964
                                                                                              ----------
                                                                                                  71,409
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              STEEL (0.6%)
  131,900     Chubu Steel Plate Co. Ltd.                                                      $      987
  535,312     Evraz plc                                                                            2,073
  477,826     Ferrexpo plc                                                                         1,637
  178,300     Kyoei Steel Ltd.                                                                     3,175
  273,600     Nakayama Steel Works Ltd.                                                            1,748
  139,200     Neturen Co. Ltd.                                                                     1,447
   90,300     Nippon Koshuha Steel Co. Ltd.                                                          736
   94,234     Salzgitter AG                                                                        4,853
  402,800     Tokyo Steel Manufacturing Co. Ltd.                                                   3,486
  155,750     Yamato Kogyo Co. Ltd.                                                                4,207
                                                                                              ----------
                                                                                                  24,349
                                                                                              ----------
              Total Materials                                                                    327,854
                                                                                              ----------
              REAL ESTATE (1.8%)
              ------------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
4,162,000     Emperor International Holdings Ltd.                                                  1,380
2,326,000     Far East Consortium International Ltd.                                               1,474
  178,000     Heiwa Real Estate Co. Ltd.                                                           3,318
   85,900     Mugen Estate Co. Ltd.                                                                  886
  291,200     Samty Co. Ltd.                                                                       4,290
  289,000     Soundwill Holdings Ltd.                                                                566
   55,400     Sun Frontier Fudousan Co. Ltd.                                                         739
  787,200     Tokyu Fudosan Holdings Corp.                                                         5,666
                                                                                              ----------
                                                                                                  18,319
                                                                                              ----------
              REAL ESTATE DEVELOPMENT (0.2%)
  151,000     Goldcrest Co. Ltd.                                                                   3,098
  252,856     TAG Immobilien AG                                                                    4,630
  835,400     Wheelock Properties Ltd.                                                             1,177
                                                                                              ----------
                                                                                                   8,905
                                                                                              ----------
              REAL ESTATE OPERATING COMPANIES (0.6%)
   11,428     Big Shopping Centers Ltd.                                                              809
   69,812     CA Immobilien Anlagen AG                                                             2,098
  166,457     Dios Fastigheter AB                                                                  1,114
  126,879     Entra ASA(b)                                                                         1,769
  378,723     Gazit Globe Ltd.                                                                     3,944
  315,318     Hemfosa Fastigheter AB                                                               4,140
2,335,849     Klovern AB "B"                                                                       3,181
  212,440     TLG Immobilien AG                                                                    5,235
   19,900     Unizo Holdings Co. Ltd.                                                                533
  164,013     Wihlborgs Fastigheter AB                                                             3,819
                                                                                              ----------
                                                                                                  26,642
                                                                                              ----------

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REAL ESTATE SERVICES (0.1%)
  443,900     Japan Asset Marketing Co. Ltd.*                                                 $      481
  353,163     Savills plc                                                                          4,487
                                                                                              ----------
                                                                                                   4,968
                                                                                              ----------
              REITs - DIVERSIFIED (0.2%)
  602,371     Growthpoint Properties Australia Ltd.(a)                                             1,609
      114     Kenedix, Inc.                                                                          640
2,133,700     Mapletree Greater China Commercial Trust                                             1,867
    1,017     Sekisui House Ltd.                                                                   1,023
1,778,900     Viva Industrial Trust                                                                1,233
                                                                                              ----------
                                                                                                   6,372
                                                                                              ----------
              REITs - HEALTH CARE (0.0%)
    6,221     Aedifica REIT                                                                          592
                                                                                              ----------
              REITs - INDUSTRIAL (0.1%)
1,890,121     Hansteen Holdings REIT plc                                                           3,566
                                                                                              ----------
              REITs - RESIDENTIAL (0.0%)
  676,613     Irish Residential Properties REIT plc                                                1,199
                                                                                              ----------
              REITs - RETAIL (0.2%)
    3,499     Altarea REIT                                                                           804
2,515,200     Immobiliare Grande Distribuzione SIIQ S.p.A.                                         3,224
  101,105     Mercialys S.A. REIT                                                                  2,121
                                                                                              ----------
                                                                                                   6,149
                                                                                              ----------
              Total Real Estate                                                                   76,712
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
  705,000     NetLink NBN Trust*                                                                     429
  277,824     Retelit S.p.A.*                                                                        452
  330,187     SpeedCast International Ltd.                                                         1,294
                                                                                              ----------
                                                                                                   2,175
                                                                                              ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
1,839,415     BT Group plc                                                                         6,488
8,340,000     China Telecom Corp. Ltd. "H"                                                         4,047
  383,368     Hellenic Telecommunications Organization S.A.                                        4,632
1,117,500     HKBN Ltd.                                                                            1,346
  180,921     KT Corp.                                                                             5,062
1,882,030     Magyar Telekom Telecommunications plc                                                3,370
  158,500     Telefonica Brasil S.A.                                                               2,299
                                                                                              ----------
                                                                                                  27,244
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  373,000     China Mobile Ltd.                                                                    3,785
  108,539     Freenet AG                                                                           4,114

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
   134,676    Orange Belgium S.A.                                                             $    2,913
                                                                                              ----------
                                                                                                  10,812
                                                                                              ----------
              Total Telecommunication Services                                                    40,231
                                                                                              ----------
              UTILITIES (1.8%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    51,239    BKW AG                                                                               3,031
   430,300    Companhia Paranaense de Energia-Copel                                                3,033
   105,930    Okinawa Electric Power Co., Inc.                                                     2,759
                                                                                              ----------
                                                                                                   8,823
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
 1,285,202    NTPC Ltd.                                                                            3,648
                                                                                              ----------
              MULTI-UTILITIES (1.4%)
 2,754,012    Centrica plc                                                                         5,386
   457,727    E.ON SE                                                                              5,294
 2,336,306    Engie                                                                               40,891
 1,519,061    Iren S.p.A.                                                                          4,658
   167,924    RWE AG*                                                                              3,847
                                                                                              ----------
                                                                                                  60,076
                                                                                              ----------
              RENEWABLE ELECTRICITY (0.1%)
   187,738    Saeta Yield S.A.                                                                     2,167
   236,239    Scatec Solar ASA(b)                                                                  1,315
                                                                                              ----------
                                                                                                   3,482
                                                                                              ----------
              Total Utilities                                                                     76,029
                                                                                              ----------
              Total Common Stocks (cost: $3,011,705)                                           4,256,673
                                                                                              ----------

              PREFERRED STOCKS (0.0%)

              MATERIALS (0.0%)
              ----------------
              CONSTRUCTION MATERIALS (0.0%)
    53,690    Buzzi Unicem S.p.A. (cost: $544)                                                       812
                                                                                              ----------
              Total Materials                                                                        812
                                                                                              ----------

              EXCHANGE-TRADED FUNDS (0.0%)
    12,635    iShares Core MSCI EAFE ETF (cost: $763)                                                832
                                                                                              ----------

              RIGHTS (0.0%)

              INDUSTRIALS (0.0%)
              ------------------
              AEROSPACE & DEFENSE (0.0%)
81,498,292    Rolls-Royce Holdings plc*(c) (cost: $108)                                              110
                                                                                              ----------
              Total Equity Securities (cost: $3,013,120)                                       4,258,427
                                                                                              ----------

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)         SECURITY                                           RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.2%)

              COMMERCIAL PAPER (0.6%)

              INDUSTRIALS (0.6%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.6%)
$   24,579    General Electric Co.(d)                            1.10%          12/01/2017    $   24,579
                                                                                              ----------
              Total Industrials                                                                   24,579
                                                                                              ----------
              Total Commercial Paper (cost: $24,579)                                              24,579
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
28,817,021    State Street Institutional Treasury Money Market
                Fund Premier Class, 1.02% (e)                                                     28,817
                                                                                              ----------
              Total Government & U.S. Treasury Money Market Funds (cost: $28,817)                 28,817
                                                                                              ----------
              Total Money Market Instruments (cost: $53,396)                                      53,396
                                                                                              ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH

              COLLATERAL FROM SECURITIES LOANED (2.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.6%)
   308,011    Federated Government Obligations Fund Institutional Class, 0.94%(e)                    308
26,165,867    Fidelity Government Portfolio Class I, 0.97%(e)                                     26,166
 5,950,435    Goldman Sachs Financial Square Government Fund Institutional
                Class, 0.96%(e)                                                                    5,950
76,584,690    Invesco Government & Agency Portfolio Institutional Class, 0.98%(e)                 76,585
    44,290    Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 0.97%(e)                                                         44
   835,776    Western Asset Institutional Government Reserves Institutional
                Class, 1.00%(e)                                                                      836
                                                                                              ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $109,889)                                               109,889
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $3,176,405)                                            $4,421,712
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1           LEVEL 2           LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $4,252,670          $ 4,003              $-        $4,256,673
  Preferred Stocks                                812                -               -               812
  Exchange-Traded Funds                           832                -               -               832
  Rights                                            -              110               -               110
Money Market Instruments:
  Commercial Paper                                  -           24,579               -            24,579
  Government & U.S. Treasury
    Money Market Funds                         28,817                -               -            28,817
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                              109,889                -               -           109,889
--------------------------------------------------------------------------------------------------------
Total                                      $4,393,020          $28,692              $-        $4,421,712
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

--------------------------------------------------------------------------------
                           FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                   TRANSFERS INTO              TRANSFERS INTO             TRANSFERS INTO
                                         (OUT OF)                    (OUT OF)                   (OUT OF)
ASSETS ($ IN 000s)                        LEVEL 1                     LEVEL 2                    LEVEL 3
--------------------------------------------------------------------------------------------------------
Common Stocks(I)                           $2,553                     $(2,553)                        $-
--------------------------------------------------------------------------------------------------------
Total                                      $2,553                     $(2,553)                        $-
--------------------------------------------------------------------------------------------------------

(I)Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

           the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Security was fair valued at November 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,113,000, which represented 0.1% of the Fund's net assets.

    (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (e) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $127,630) (cost of $3,176,405)                         $4,421,712
   Cash denominated in foreign currencies (identified cost of $1,630)                              1,633
   Receivables:
      Capital shares sold                                                                          2,593
      Dividends and interest                                                                      10,098
      Securities sold                                                                              5,747
      Other                                                                                          107
                                                                                              ----------
         Total assets                                                                          4,441,890
                                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                           109,889
      Securities purchased                                                                         5,737
   Capital shares redeemed:
      Affiliated transactions (Note 8)                                                             9,787
      Unaffiliated transactions                                                                    1,448
   Unrealized depreciation on foreign currency contracts held, at value                               13
   Accrued management fees                                                                         2,661
   Accrued transfer agent's fees                                                                      64
   Other accrued expenses and payables                                                               987
                                                                                              ----------
         Total liabilities                                                                       130,586
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,311,304
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $2,928,555
   Accumulated undistributed net investment income                                                52,426
   Accumulated net realized gain on investments                                                   85,144
   Net unrealized appreciation of investments                                                  1,245,307
   Net unrealized depreciation of foreign capital gains tax                                         (275)
   Net unrealized appreciation of foreign currency translations                                      147
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $4,311,304
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,856,356/55,037 capital shares
         outstanding, no par value)                                                           $    33.73
                                                                                              ==========
      Institutional Shares (net assets of $2,446,766/72,716 capital shares
         outstanding, no par value)                                                           $    33.65
                                                                                              ==========
      Adviser Shares (net assets of $8,182/244 capital shares
         outstanding, no par value)                                                           $    33.55
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3,288)                                           $40,054
   Interest                                                                                          222
   Securities lending (net)                                                                          332
                                                                                                 -------
      Total income                                                                                40,608
                                                                                                 -------
EXPENSES
   Management fees                                                                                16,151
   Administration and servicing fees:
      Fund Shares                                                                                  1,334
      Institutional Shares                                                                         1,197
      Adviser Shares                                                                                   6
   Transfer agent's fees:
      Fund Shares                                                                                  1,102
      Institutional Shares                                                                         1,197
   Distribution and service fees (Note 7F):
      Adviser Shares                                                                                  10
   Custody and accounting fees:
      Fund Shares                                                                                    265
      Institutional Shares                                                                           339
      Adviser Shares                                                                                   1
   Postage:
      Fund Shares                                                                                     63
      Institutional Shares                                                                            29
   Shareholder reporting fees:
      Fund Shares                                                                                     31
      Institutional Shares                                                                             5
   Trustees' fees                                                                                     17
   Registration fees:
      Fund Shares                                                                                     28
      Institutional Shares                                                                            25
      Adviser Shares                                                                                  13
   Professional fees                                                                                 116
   Other                                                                                              28
                                                                                                 -------
         Total expenses                                                                           21,957
   Expenses reimbursed:
      Adviser Shares                                                                                  (7)
                                                                                                 -------
         Net expenses                                                                             21,950
                                                                                                 -------
NET INVESTMENT INCOME                                                                             18,658
                                                                                                 -------

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                               $124,809
      Foreign currency transactions                                                                  149
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                187,514
      Foreign capital gains tax                                                                      340
      Foreign currency translations                                                                  (12)
                                                                                                --------
         Net realized and unrealized gain                                                        312,800
                                                                                                --------
Increase in net assets resulting from operations                                                $331,458
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                            11/30/2017         5/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $   18,658        $   49,382
   Net realized gain on investments                                            124,809            42,367
   Net realized gain (loss) on foreign currency transactions                       149              (801)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                              187,514           584,580
      Foreign capital gains tax                                                    340              (615)
      Foreign currency translations                                                (12)              373
                                                                            ----------------------------
      Increase in net assets resulting from operations                         331,458           675,286
                                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                    -           (22,090)
      Institutional Shares                                                           -           (33,926)
      Adviser Shares                                                                 -               (87)
                                                                            ----------------------------
         Distributions to shareholders                                               -           (56,103)
                                                                            ----------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                  19,449             8,004
   Institutional Shares                                                        (52,015)          (48,212)
   Adviser Shares                                                                   30                29
                                                                            ----------------------------
      Total net decrease in net assets from
            capital share transactions                                         (32,536)          (40,179)
                                                                            ----------------------------
   Net increase in net assets                                                  298,922           579,004

NET ASSETS
   Beginning of period                                                       4,012,382         3,433,378
                                                                            ----------------------------
   End of period                                                            $4,311,304        $4,012,382
                                                                            ============================
Accumulated undistributed net investment income:
   End of period                                                            $   52,426        $   33,768
                                                                            ============================

See accompanying notes to financial statements.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

        official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

        which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities,

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

        evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

     positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, brokerage commission recapture credits reduced the expenses of the Fund Shares, Institutional Shares, and Adviser Shares each by less than $500. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. Effective October 1, 2017, the Adviser Shares no longer charge redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    For the six-month period ended November 30, 2017, the Adviser Shares did not charge any redemption fees.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $16,000, which represents 5.2% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had long-term capital loss carryforwards of $23,989,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $746,505,000 and $752,526,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $1,330,095,000 and $84,788,000, respectively, resulting in net unrealized appreciation of $1,245,307,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL               CASH COLLATERAL
----------------------------------------------------------------------------------
 $127,630,000                        $24,369,000                      $109,889,000

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED            YEAR ENDED
                                               NOVEMBER 30, 2017             MAY 31, 2017
------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT       SHARES           AMOUNT
                                           -----------------------------------------------------
FUND SHARES:
Shares sold                                 3,751        $ 121,714       8,504         $ 235,535
Shares issued from
  reinvested dividends                          -*               -*        811            21,661
Shares redeemed                            (3,150)        (102,265)     (9,069)         (249,192)
                                           -----------------------------------------------------
Net increase from
  capital share transactions                  601        $  19,449         246         $   8,004
                                           =====================================================
INSTITUTIONAL SHARES:
Shares sold                                 3,523        $ 113,878      10,126         $ 277,737
Shares issued from
  reinvested dividends                          -                -       1,274            33,923
Shares redeemed                            (5,096)        (165,893)    (12,911)         (359,872)
                                           -----------------------------------------------------
Net decrease from
  capital share transactions               (1,573)       $ (52,015)     (1,511)        $ (48,212)
                                           =====================================================
ADVISER SHARES:
Shares sold                                     1        $      30           1         $      30
Shares issued from
  reinvested dividends                          -                -           -*                -*
Shares redeemed                                 -                -           -*               (1)
                                           -----------------------------------------------------
Net increase from
  capital share transactions                    1        $      30           1         $      29
                                           =====================================================

*Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of funds within the Lipper International Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                             ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                          (IN BASIS POINTS)(1)
    --------------------------------------------------------------------
    +/- 100 to 400                                +/- 4
    +/- 401 to 700                                +/- 5
    +/- 701 and greater                           +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

    The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $16,151,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $224,000, $249,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.02%, 0.02%, and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into Investment Subadvisory Agreements with Lazard Asset Management LLC (Lazard), MFS Investment Management (MFS), and Wellington Management Company LLP (Wellington Management) under which Lazard, MFS, and Wellington Management each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.50% for assets up to $100 million, 0.45% for assets over $100 million up to $250 million, 0.40% for assets over $250 million up to $600 million, and 0.375% for assets over $600 million on the portion of the Fund's average net assets that Lazard manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Lazard, of $1,460,000.

    The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA International Fund and the USAA World Growth Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion on the portion of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Fund's average net assets that MFS manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to MFS, of $4,109,000.

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% on the first $700 million and 0.425% on assets over $700 million of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to Wellington Management, of $1,712,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,334,000, $1,197,000, and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $50,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Adviser Shares to 1.35% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through

================================================================================

46  | USAA INTERNATIONAL FUND

================================================================================

    September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Adviser Shares incurred reimbursable expenses of $7,000, of which less than $500 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,102,000, $1,197,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2017, the Fund recorded a payable for capital shares redeemed of $9,787,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of November 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                                0.3
Cornerstone Equity                                                      1.2
Target Retirement Income                                                0.6
Target Retirement 2020                                                  1.5
Target Retirement 2030                                                  4.1
Target Retirement 2040                                                  5.3
Target Retirement 2050                                                  3.2
Target Retirement 2060                                                  0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 240,000 Adviser Shares, which represents 98.4% of the Adviser Shares outstanding and 0.2% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced

================================================================================

48  | USAA INTERNATIONAL FUND

================================================================================

disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                              YEAR ENDED MAY 31,
                           --------------------------------------------------------------------------------------------
                                 2017             2017           2016             2015            2014             2013
                           --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    31.16       $    26.40     $    30.90       $    31.25      $    27.29       $    21.59
                           --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .13              .42            .35(a)           .38             .34(a)           .32(a)
  Net realized and
    unrealized gain (loss)       2.44             4.76          (3.34)(a)          .16            3.86(a)          5.71(a)
                           --------------------------------------------------------------------------------------------
Total from investment
  operations                     2.57             5.18          (2.99)(a)          .54            4.20(a)          6.03(a)
                           --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -             (.42)          (.37)            (.50)           (.24)            (.33)
  Realized capital gains            -                -          (1.14)            (.39)              -                -
                           --------------------------------------------------------------------------------------------
Total distributions                 -             (.42)         (1.51)            (.89)           (.24)            (.33)
                           --------------------------------------------------------------------------------------------
Net asset value at
  end of period            $    33.73       $    31.16     $    26.40       $    30.90      $    31.25       $    27.29
                           ============================================================================================
Total return (%)*                8.25            19.87          (9.75)            1.97           15.44            28.01
Net assets at end of
  period (000)             $1,856,356       $1,696,372     $1,430,667       $1,958,773      $1,836,335       $1,509,000
Ratios to average
  net assets:**
  Expenses (%)(b)                1.10(c)          1.11           1.13             1.12            1.16             1.21
  Net investment
    income (%)                    .84(c)          1.33           1.27             1.42            1.16             1.27
Portfolio turnover (%)             18               40             62(d)            17              14               20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $1,776,294,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)        (.00%)(+)      (.00%)(+)           -            (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

50  | USAA INTERNATIONAL FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                       YEAR ENDED MAY 31,
                           --------------------------------------------------------------------------------------------
                                 2017             2017           2016             2015            2014             2013
                           --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    31.07       $    26.34     $    30.82       $    31.17      $    27.23       $    21.59
                           --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .16              .45            .47(a)           .46             .38              .42(a)
  Net realized and
    unrealized gain (loss)       2.42             4.74          (3.42)(a)          .12            3.85             5.65(a)
                           --------------------------------------------------------------------------------------------
Total from investment
  operations                     2.58             5.19          (2.95)(a)          .58            4.23             6.07(a)
                           --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -             (.46)          (.39)            (.54)           (.29)            (.43)
  Realized capital gains            -                -          (1.14)            (.39)              -                -
                           --------------------------------------------------------------------------------------------
Total distributions                 -             (.46)         (1.53)            (.93)           (.29)            (.43)
                           --------------------------------------------------------------------------------------------
Net asset value at
  end of period            $    33.65       $    31.07     $    26.34       $    30.82      $    31.17       $    27.23
                           ============================================================================================
Total return (%)*                8.30            19.97          (9.61)            2.11           15.60            28.23
Net assets at end of
  period (000)             $2,446,766       $2,308,470     $1,996,349       $1,735,756      $1,720,967       $1,235,652
Ratios to average
  net assets:**
  Expenses (%)(b)                1.01(c)          1.00           1.00              .99            1.01             1.02
  Net investment
    income (%)                    .93(c)          1.43           1.74             1.53            1.33             1.65
Portfolio turnover (%)             18               40             62(d)            17              14               20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $2,389,025,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)        (.00%)(+)      (.00%)(+)           -            (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadviser(s).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                            YEAR ENDED MAY 31,
                           --------------------------------------------------------------------------------------------
                                 2017             2017           2016             2015            2014             2013
                           --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    31.04       $    26.31     $    30.77       $    31.13      $    27.17       $    21.54
                           --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .10              .35            .31              .32             .25              .23
  Net realized and
    unrealized gain (loss)       2.41             4.74          (3.35)             .12            3.84             5.69
                           --------------------------------------------------------------------------------------------
Total from investment
  operations                     2.51             5.09          (3.04)             .44            4.09             5.92
                           --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -             (.36)          (.28)            (.41)           (.13)            (.29)
  Realized capital gains            -                -          (1.14)            (.39)              -                -
                           --------------------------------------------------------------------------------------------
Total distributions                 -             (.36)         (1.42)            (.80)           (.13)            (.29)
                           --------------------------------------------------------------------------------------------
Redemption fees added
  to beneficial interest            -                -            .00(f)             -               -                -
                           --------------------------------------------------------------------------------------------
Net asset value at
  end of period            $    33.55       $    31.04     $    26.31       $    30.77      $    31.13       $    27.17
                           ============================================================================================
Total return (%)*                8.12            19.58          (9.94)            1.62           15.10            27.56
Net assets at end of
  period (000)             $    8,182       $    7,540     $    6,362       $    7,481      $    7,698       $    6,641
Ratios to average
  net assets:**
  Expenses (%)(c)                1.35(d)          1.35           1.37(b)          1.44(a)         1.46             1.55
  Expenses, excluding
    reimbursements (%)(c)        1.53(d)          1.51           1.46             1.51            1.46             1.68
  Net investment income (%)       .59(d)          1.08           1.14             1.07             .85              .97
Portfolio turnover (%)             18               40             62(e)            17              14               20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $7,860,000.
(a) Prior to October 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.55% of the Adviser Shares'
    average net assets.
(b) Prior to October 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.40% of the Adviser Shares'
    average net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)        (.00%)(+)      (.00%)(+)           -            (.00%)(+)        (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects increased trading activity due to changes in subadviser(s).
(f) Represents less than $0.01 per share.

================================================================================

52  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING           ENDING                 DURING PERIOD*
                                        ACCOUNT VALUE       ACCOUNT VALUE            JUNE 1, 2017 -
                                       JUNE 1, 2017       NOVEMBER 30, 2017        NOVEMBER 30, 2017
                                       -------------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00              $1,082.50                  $5.74

Hypothetical
  (5% return before expenses)           1,000.00               1,019.55                   5.57

INSTITUTIONAL SHARES
Actual                                  1,000.00               1,083.00                   5.27

Hypothetical
  (5% return before expenses)           1,000.00               1,020.00                   5.11

ADVISER SHARES
Actual                                  1,000.00               1,081.20                   7.04

Hypothetical
  (5% return before expenses)           1,000.00               1,018.30                   6.83

*Expenses are equal to the annualized expense ratio of 1.10% for Fund Shares, 1.01% for Institutional Shares, and 1.35% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 8.25% for Fund Shares, 8.30% for Institutional Shares, and 8.12% for Adviser Shares for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

54  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23410-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

 ==============================================================

     SEMIANNUAL REPORT
     USAA MANAGED ALLOCATION FUND (UMAFX)
     NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          5

    Financial Statements                                                       7

    Notes to Financial Statements                                             10

EXPENSE EXAMPLE                                                               21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA MANAGED ALLOCATION FUND (THE FUND) SEEKS TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities, as well as, derivatives including futures contracts and hedge funds.*

* The Fund is not offered for sale directly to the general public and currently is available for investment through a USAA discretionary managed account program. The Fund may be offered to other persons and legal entities that USAA Asset Management Company may approve from time to time. There are no minimum initial or subsequent purchase payment amounts for investments in the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EXCHANGE-TRADED FUNDS**                                      99.2%
MONEY MARKET INSTRUMENTS                                                    0.9%

                                   [END CHART]

*Does not include short-term investments purchased with cash collateral from securities loaned.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 3-4.

================================================================================

2  | USAA MANAGED ALLOCATION FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY SECURITIES (99.2%)

                EXCHANGE-TRADED FUNDS (99.2%)

                INTERNATIONAL EXCHANGE-TRADED FUNDS (99.2%)
 6,254,530      iShares Core MSCI EAFE ETF(a)                                                             $411,736
                                                                                                          --------
 8,766,110      Vanguard FTSE Emerging Markets ETF                                                         389,916
                                                                                                          --------
                Total International Exchange-Traded Funds                                                  801,652
                                                                                                          --------
                Total Exchange-Traded Funds                                                                801,652
                                                                                                          --------
                Total Equity Securities (cost: $759,158)                                                   801,652
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                RATE                 MATURITY
------------------------------------------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENTS (0.9%)

                COMMERCIAL PAPER (0.8%)

                FINANCIALS (0.8%)
                -----------------
                ASSET-BACKED FINANCING (0.8%)
$       500     Liberty Street Funding, LLC(b),(c)                   1.22%               12/14/2017            500
      6,450     LMA Americas, LLC(b),(c)                             1.18                12/04/2017          6,449
                                                                                                          --------
                                                                                                             6,949
                                                                                                          --------
                Total Financials                                                                             6,949
                                                                                                          --------
                Total Commercial Paper (cost: $6,949)                                                        6,949
                                                                                                          --------
------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
                GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
    510,760     State Street Institutional Treasury Money Market Fund
                  Premier Class, 1.02%(d) (cost: $511)                                                         511
                                                                                                          --------
                Total Money Market Instruments (cost: $7,460)                                                7,460
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------

                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                 COLLATERAL FROM SECURITIES LOANED (2.9%)

                 GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.9%)
 23,800,000      Invesco Government & Agency Portfolio Institutional Class, 0.98%(d)                      $ 23,800
                                                                                                          --------
                 Total Short-Term Investments Purchased with Cash Collateral
                   from Securities Loaned (cost: $23,800)                                                   23,800
                                                                                                          --------

                 TOTAL INVESTMENTS (COST: $790,418)                                                       $832,912
                                                                                                          ========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                            LEVEL 1             LEVEL 2            LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
    International Exchange-Traded Funds          $801,652              $    -                 $-          $801,652
Money Market Instruments:
  Commercial Paper                                      -               6,949                  -             6,949
  Government & U.S. Treasury Money
    Market Funds                                      511                   -                  -               511
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury Money
    Market Funds                                   23,800                   -                  -            23,800
------------------------------------------------------------------------------------------------------------------
Total                                            $825,963              $6,949                 $-          $832,912
------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA MANAGED ALLOCATION FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 99.2% of net assets at November 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

    (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

See accompanying notes to financial statements.

================================================================================

6  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $23,041) (cost of $790,418)                                                 $832,912
   Receivables:
       Capital shares sold                                                                                    197
       Interest                                                                                                 2
                                                                                                         --------
            Total assets                                                                                  833,111
                                                                                                         --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                                    23,800
       Capital shares redeemed                                                                                326
   Accrued management fees                                                                                    399
   Other accrued expenses and payables                                                                        138
                                                                                                         --------
            Total liabilities                                                                              24,663
                                                                                                         --------
                Net assets applicable to capital shares outstanding                                      $808,448
                                                                                                         ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                       $767,624
   Accumulated undistributed net investment income                                                         13,424
   Accumulated net realized loss on investments                                                           (15,094)
   Net unrealized appreciation of investments                                                              42,494
                                                                                                         --------
                Net assets applicable to capital shares outstanding                                      $808,448
                                                                                                         ========
   Capital shares outstanding, no par value                                                                65,954
                                                                                                         ========
   Net asset value, redemption price, and offering price per share                                       $  12.26
                                                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                              $12,690
   Interest                                                                                                    35
   Securities lending (net)                                                                                   580
                                                                                                          -------
       Total income                                                                                        13,305
                                                                                                          -------
EXPENSES
   Management fees                                                                                          2,374
   Administration and servicing fees                                                                          198
   Transfer agent's fees                                                                                      198
   Custody and accounting fees                                                                                 48
   Postage                                                                                                     50
   Shareholder reporting fees                                                                                   8
   Trustees' fees                                                                                              18
   Registration fees                                                                                           19
   Professional fees                                                                                           46
   Other                                                                                                       10
                                                                                                          -------
       Total expenses                                                                                       2,969
                                                                                                          -------
NET INVESTMENT INCOME                                                                                      10,336
                                                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                                       41,249
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                                         (8,728)
                                                                                                          -------
       Net realized and unrealized gain                                                                    32,521
                                                                                                          -------
   Increase in net assets resulting from operations                                                       $42,857
                                                                                                          =======

See accompanying notes to financial statements.

================================================================================

8  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

-----------------------------------------------------------------------------------------------------------------
                                                                              11/30/2017                5/31/2017
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                        $ 10,336                $  15,726
   Net realized gain on investments                                               41,249                   10,904
   Net realized gain on long-term capital gain
       distributions from other investment companies                                   -                        8
   Change in net unrealized
       appreciation/(depreciation) of investments                                 (8,728)                  36,149
                                                                                ---------------------------------
       Increase in net assets resulting from operations                           42,857                   62,787
                                                                                ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                               -                  (15,780)
                                                                                ---------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                      40,645                  109,626
   Reinvested dividends                                                                -                   15,777
   Cost of shares redeemed                                                       (40,933)                (115,123)
                                                                                ---------------------------------

       Increase (decrease) in net assets from capital
           share transactions                                                       (288)                  10,280
                                                                                ---------------------------------
   Net increase in net assets                                                     42,569                   57,287

NET ASSETS
   Beginning of period                                                           765,879                  708,592
                                                                                ---------------------------------
   End of period                                                                $808,448                $ 765,879
                                                                                =================================
Accumulated undistributed net investment income:
   End of period                                                                $ 13,424                $   3,088
                                                                                =================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                     3,393                    9,699
   Shares issued for dividends reinvested                                              -                    1,462
   Shares redeemed                                                                (3,419)                 (10,219)
                                                                                ---------------------------------
       Increase (decrease) in shares outstanding                                     (26)                     942
                                                                                =================================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is currently available for investment through a USAA discretionary managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

10  | USAA MANAGED ALLOCATION FUND

================================================================================

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

        events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5.  Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

        systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $3,000, which represents 1.0% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

At May 31, 2017, the Fund had net capital loss carryforwards of $56,343,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                       --------------------------------------
                                     TAX CHARACTER
                       --------------------------------------
                       (NO EXPIRATION)              BALANCE
                       ---------------            -----------
                         Short-Term               $13,324,000
                          Long-Term                43,019,000
                                                  -----------
                              Total               $56,343,000
                                                  ===========

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $588,126,000 and $577,076,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Net unrealized appreciation of investments as of November 30, 2017, was $42,494,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

    VALUE OF SECURITIES
         ON LOAN              NON-CASH COLLATERAL            CASH COLLATERAL
    ------------------------------------------------------------------------
       $23,041,000                     $-                      $23,800,000

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The Fund's management fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets. For the six- month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $2,374,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $198,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $198,000.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                                YEAR ENDED MAY 31,
                                ------------------------------------------------------------------------------------
                                    2017           2017            2016           2015           2014           2013
                                ------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  11.61       $  10.90        $  11.99     $    11.99     $    11.32       $  10.67
                                ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .16            .24             .24(a)         .23            .20            .18
  Net realized and
    unrealized gain (loss)           .49            .72            (.97)(a)        .00(b)         .66            .95
                                ------------------------------------------------------------------------------------
Total from investment
  operations                         .65            .96            (.73)(a)        .23            .86           1.13
                                ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -           (.25)           (.21)          (.23)          (.18)          (.23)
  Realized capital gains               -              -            (.15)             -           (.01)          (.25)
                                ------------------------------------------------------------------------------------
Total distributions                    -           (.25)           (.36)          (.23)          (.19)          (.48)
                                ------------------------------------------------------------------------------------
Net asset value at
  end of period                 $  12.26       $  11.61        $  10.90     $    11.99     $    11.99       $  11.32
                                ====================================================================================
Total return (%)*                   5.60           8.94           (6.13)          1.98           7.65          10.70
Net assets at
  end of period (000)           $808,448       $765,879        $708,592     $1,398,614     $1,219,192       $714,894
Ratios to average
  net assets:**
  Expenses (%)(c)                    .75(d)         .76             .75            .74            .73            .74
  Net investment income (%)         2.61(d)        2.13            2.09           2.04           1.80           1.68
Portfolio turnover (%)                74            194(f)           90(f)          35             65             65

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $789,699,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                       -              -               -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects overall decrease in purchases and sales of securities.
(f) Reflects increased trading activity due to large shareholder redemptions.

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                         BEGINNING               ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2017 -
                                        JUNE 1, 2017        NOVEMBER 30, 2017        NOVEMBER 30, 2017
                                       ---------------------------------------------------------------
Actual                                   $1,000.00              $1,056.00                   $3.87

Hypothetical
  (5% return before expenses)             1,000.00               1,021.31                    3.80

*Expenses are equal to the Fund's annualized expense ratio of 0.75%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 5.60% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   93924-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                            [GRAPHIC OF  USAA PRECIOUS METALS AND MINERALS FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES (USAGX) o INSTITUTIONAL SHARES (UIPMX)
       o ADVISER SHARES (UPMMX)
       NOVEMBER 30, 2017

 ==============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                          8

    Financial Statements                                                      10

    Notes to Financial Statements                                             13

EXPENSE EXAMPLE                                                               31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF YOUR CAPITAL AGAINST INFLATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o TOP 10 EQUITY HOLDINGS* - 11/30/17 o
                                (% of Net Assets)

Newmont Mining Corp. ...................................................... 4.9%
Agnico-Eagle Mines Ltd. ................................................... 4.6%
Randgold Resources Ltd. ADR ............................................... 4.6%
Newcrest Mining Ltd. ...................................................... 4.4%
Wheaton Precious Metals Corp. ............................................. 4.2%
Centerra Gold, Inc. ....................................................... 3.4%
Kinross Gold Corp. ........................................................ 3.4%
Compania de Minas Buenaventura S.A. ADR ................................... 3.2%
Royal Gold, Inc. .......................................................... 3.1%
Alamos Gold, Inc. "A" ..................................................... 3.0%

 *Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

================================================================================

2  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                         o ASSET ALLOCATION* - 11/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                       87.6%
SILVER                                                                     10.5%
MONEY MARKET INSTRUMENTS                                                    1.6%
PLATINUM GROUP METALS                                                       0.4%

                                   [END CHART]

 *Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-7.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES         SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------------
                  EQUITY SECURITIES (98.5%)

                  COMMON STOCKS (98.5%)

                  GOLD (87.6%)

                  AFRICAN GOLD COMPANIES (6.5%)
        900,000   AngloGold Ashanti Ltd. ADR                                                              $  9,405
        770,000   Endeavour Mining Corp.*                                                                   13,936
      3,200,000   Gold Fields Ltd. ADR                                                                      13,536
      8,566,400   Great Basin Gold Ltd.*(a),(h)                                                                  -
      6,500,000   Great Basin Gold Ltd.*(a),(b),(c),(h)                                                          -
                                                                                                          --------
                                                                                                            36,877
                                                                                                          --------
                  AUSTRALIAN GOLD COMPANIES (18.2%)
     13,200,000   Doray Minerals Ltd.*(d)                                                                    1,897
      9,473,686   Gascoyne Resources Ltd.*                                                                   2,938
      7,063,636   Kingsgate Consolidated Ltd.*                                                               2,271
      1,425,000   Newcrest Mining Ltd.                                                                      25,125
      3,200,000   Northern Star Resources Ltd.                                                              14,111
      6,400,000   OceanaGold Corp.                                                                          16,469
        900,000   OceanaGold Corp.(d)                                                                        2,316
     10,450,000   Perseus Mining Ltd.*                                                                       2,511
     13,145,000   Perseus Mining Ltd.*(d)                                                                    3,159
     13,500,000   Ramelius Resources Ltd.*(d)                                                                3,931
      7,400,000   Saracen Mineral Holdings Ltd.*                                                             8,368
      6,250,000   St. Barbara Ltd.                                                                          15,128
      3,400,000   Westgold Resources Ltd.*(d)                                                                4,848
                                                                                                          --------
                                                                                                           103,072
                                                                                                          --------
                  EUROPEAN GOLD COMPANIES (6.7%)
      6,500,000   Centamin plc                                                                              11,991
        285,000   Randgold Resources Ltd. ADR                                                               26,152
                                                                                                          --------
                                                                                                            38,143
                                                                                                          --------
                  NORTH AMERICAN GOLD COMPANIES (53.0%)
        600,000   Agnico-Eagle Mines Ltd.                                                                   26,226
      8,403,900   Alacer Gold Corp.*                                                                        13,614
      2,700,000   Alamos Gold, Inc."A"                                                                      17,161
      1,900,000   Asanko Gold, Inc.*(d)                                                                      1,163
      3,044,572   AuRico Metals, Inc.*                                                                       4,225
        240,000   Axmin, Inc.*(b)                                                                                6

================================================================================

4  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES         SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------------
     4,000,000    B2Gold Corp.*                                                                           $ 10,200
       400,000    Barrick Gold Corp.                                                                         5,512
     3,400,000    Centerra Gold, Inc.*                                                                      19,238
     1,500,000    Continental Gold, Inc.*(d)                                                                 3,523
       810,000    Detour Gold Corp.*                                                                         8,790
     5,344,600    Dundee Precious Metals, Inc.*                                                             12,262
     7,000,000    Eldorado Gold Corp.                                                                        7,910
       850,000    Goldcorp, Inc.                                                                            10,744
     7,907,400    Golden Star Resources Ltd.*(d)                                                             6,813
     1,975,000    Guyana Goldfields, Inc.*                                                                   6,705
     1,800,000    IAMGOLD Corp.*                                                                             9,774
     4,600,000    Kinross Gold Corp.*                                                                       19,136
       803,414    Kirkland Lake Gold Ltd.                                                                   11,577
     1,733,200    Klondex Mines Ltd.*                                                                        4,286
     2,100,000    Mandalay Resources Corp.(d)                                                                  488
     5,757,622    Nautilus Minerals, Inc.*(b),(c)                                                              870
     2,400,000    New Gold, Inc.*                                                                            7,440
       750,000    Newmont Mining Corp.                                                                      27,743
       375,000    Northern Star Mining Corp.*(a),(b),(h)                                                         -
       535,700    Osisko Gold Royalties Ltd.                                                                 6,357
     1,052,830    Pretium Resources, Inc.*(d)                                                               11,265
       215,000    Royal Gold, Inc.                                                                          17,785
     4,700,000    SEMAFO, Inc.*                                                                             11,621
     2,183,810    Tahoe Resources, Inc.(d)                                                                   9,682
       400,000    Torex Gold Resources, Inc.*                                                                3,959
     1,900,000    Yamana Gold, Inc.(d)                                                                       4,826
                                                                                                          --------
                                                                                                           300,901
                                                                                                          --------
                  SOUTH AMERICAN GOLD COMPANIES (3.2%)
     1,300,000    Compania de Minas Buenaventura S.A. ADR                                                   18,187
                                                                                                          --------
                  Total Gold (cost: $679,725)                                                              497,180
                                                                                                          --------

                  PLATINUM GROUP METALS (0.4%)
     6,936,200    Platinum Group Metals Ltd.*(d) (cost: $15,579)                                             2,289
                                                                                                          --------

                  SILVER (10.5%)
       700,000    Fresnillo plc                                                                             12,221
       750,000    MAG Silver Corp.*                                                                          7,947
     1,000,000    Pan American Silver Corp.                                                                 15,140
     1,150,000    Wheaton Precious Metals Corp.                                                             24,012
                                                                                                          --------
                  Total Silver (cost: $56,014)                                                              59,320
                                                                                                          --------
                  Total Common Stocks (cost: $751,318)                                                     558,789
                                                                                                          --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES         SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------------
                  WARRANTS (0.0%)

                  GOLD (0.0%)

                  AUSTRALIAN GOLD COMPANIES (0.0%)
       779,738    Westgold Resources Ltd.*(d) (cost: $-)                                                  $    183
                                                                                                          --------
                  Total Equity Securities (cost: $751,318)                                                 558,972
                                                                                                          --------

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON
(000)                                                                      RATE        MATURITY
------------------------------------------------------------------------------------------------------------------
                  MONEY MARKET INSTRUMENTS (1.6%)

                  COMMERCIAL PAPER (1.6%)
$        5,000    Cabot Corp.(e),(f)                                       1.36%       12/05/2017            4,999
         3,951    FMC Corp.(e),(f)                                         1.42        12/01/2017            3,951
                                                                                                             -----
                  Total Commercial Paper (cost: $8,950)                                                      8,950
                                                                                                             -----

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
                  GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
       131,637    State Street Institutional Treasury Money Market Fund Premier Class, 1.02%(g)
                    (cost: $132)                                                                               132
                                                                                                          --------
                  Total Money Market Instruments (cost: $9,082)                                              9,082
                                                                                                          --------

                  SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                  FROM SECURITIES LOANED (2.2%)

                  GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.2%)
       563,629    Federated Government Obligations Fund Institutional Class, 0.94%(g)                          564
     1,011,999    Fidelity Government Portfolio Class I, 0.97%(g)                                            1,012
     1,093,390    Goldman Sachs Financial Square Government Fund Institutional Class, 0.96%(g)               1,093
     9,188,808    Invesco Government & Agency Portfolio Institutional Class, 0.98%(g)                        9,189
       170,174    Morgan Stanley Institutional Liquidity Funds Government Portfolio
                    Institutional Class, 0.97%(g)                                                              170
       402,950    Western Asset Institutional Government Reserves Institutional Class, 1.00%(g)                403
                                                                                                          --------
                  Total Short-Term Investments Purchased with Cash Collateral from
                    Securities Loaned (cost: $12,431)                                                       12,431
                                                                                                          --------

                  TOTAL INVESTMENTS (COST: $772,831)                                                      $580,485
                                                                                                          ========

================================================================================

6  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
ASSETS                                               LEVEL 1           LEVEL 2           LEVEL 3             TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $558,789            $    -                $-          $558,789
  Warrants                                               183                 -                 -               183
Money Market Instruments:
  Commercial Paper                                         -             8,950                 -             8,950
  Government & U.S. Treasury
    Money Market Funds                                   132                 -                 -               132
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                                12,431                 -                 -            12,431
------------------------------------------------------------------------------------------------------------------
Total                                               $571,535            $8,950                $-          $580,485
------------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

--------------------------------------------------------------------------------
                           FAIR VALUE LEVEL TRANSFERS
--------------------------------------------------------------------------------

For the period of June 1, 2017, through November 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

                                                   TRANSFERS INTO           TRANSFERS INTO          TRANSFERS INTO
                                                         (OUT OF)                 (OUT OF)                (OUT OF)
ASSETS ($ IN 000s)                                       LEVEL 1                  LEVEL 2                 LEVEL 3
------------------------------------------------------------------------------------------------------------------
Common Stocks(I)                                         $4,128                  $(4,128)                       $-
------------------------------------------------------------------------------------------------------------------
Total                                                    $4,128                  $(4,128)                       $-
------------------------------------------------------------------------------------------------------------------

(I) Transferred from Level 2 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 85.2% of net assets at November 30, 2017.

o   CATEGORIES AND DEFINITIONS

    WARRANTS - Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2017, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees (the Board). The total value of all such securities was zero.

================================================================================

8  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2017, was $876,000, which represented 0.2% of the Fund's net assets.

    (c) Restricted security that is not registered under the Securities Act of 1933.

    (d) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (g) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

    (h) Security was fair valued at Level 3.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including
       securities on loan of $16,706) (cost of $772,831)                                           $  580,485
   Cash denominated in foreign currencies (identified cost of $4,518)                                   4,487
   Receivables:
       Capital shares sold                                                                                410
       Dividends and interest                                                                             292
       Securities sold                                                                                     84
       Other                                                                                               28
                                                                                                   ----------
           Total assets                                                                               585,786
                                                                                                   ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                                12,431
       Securities purchased                                                                             3,197
       Capital shares redeemed                                                                            508
   Unrealized depreciation on foreign currency contracts held, at value                                     1
   Accrued management fees                                                                                333
   Accrued transfer agent's fees                                                                           52
   Other accrued expenses and payables                                                                  1,818
                                                                                                   ----------
           Total liabilities                                                                           18,340
                                                                                                   ----------
                Net assets applicable to capital shares outstanding                                $  567,446
                                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $1,441,841
   Accumulated undistributed net investment loss                                                      (43,240)
   Accumulated net realized loss on investments                                                      (637,163)
   Net unrealized depreciation of investments                                                        (192,346)
   Net unrealized depreciation of foreign capital gains tax                                            (1,635)
   Net unrealized depreciation of foreign currency translations                                           (11)
                                                                                                   ----------
                Net assets applicable to capital shares outstanding                                $  567,446
                                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $545,830/43,542 capital shares
          outstanding, no par value)                                                              $    12.54
                                                                                                  ==========
       Institutional Shares (net assets of $5,492/432 capital shares
          outstanding, no par value)                                                              $     12.71
                                                                                                  ===========
       Adviser Shares (net assets of $16,124/1,298 capital shares
          outstanding, no par value)                                                              $     12.42
                                                                                                  ===========

See accompanying notes to financial statements.

================================================================================

10  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $139)                                                 $  1,812
   Interest                                                                                                47
   Securities lending (net)                                                                               206
                                                                                                     --------
      Total income                                                                                      2,065
                                                                                                     --------
EXPENSES
   Management fees                                                                                      2,122
   Administration and servicing fees:
      Fund Shares                                                                                         435
      Institutional Shares                                                                                  2
      Adviser Shares                                                                                       13
   Transfer agent's fees:
      Fund Shares                                                                                         878
      Institutional Shares                                                                                  2
      Adviser Shares                                                                                        2
   Distribution and service fees (Note 7D):
      Adviser Shares                                                                                       22
   Custody and accounting fees:
      Fund Shares                                                                                          68
      Institutional Shares                                                                                  1
      Adviser Shares                                                                                        2
   Postage:
      Fund Shares                                                                                          44
      Adviser Shares                                                                                        2
   Shareholder reporting fees:
      Fund Shares                                                                                          24
   Trustees' fees                                                                                          18
   Registration fees:
      Fund Shares                                                                                          20
      Institutional Shares                                                                                 10
      Adviser Shares                                                                                        8
   Professional fees                                                                                       56
   Other                                                                                                   13
                                                                                                     --------
         Total expenses                                                                                 3,742
                                                                                                     --------
NET INVESTMENT LOSS                                                                                    (1,677)
                                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                                                     (15,726)
      Foreign currency transactions                                                                        87
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                         193
      Foreign capital gains tax                                                                          (344)
      Foreign currency translations                                                                       (24)
                                                                                                     --------
         Net realized and unrealized loss                                                             (15,814)
                                                                                                     --------
   Decrease in net assets resulting from operations                                                  $(17,491)
                                                                                                     ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

-------------------------------------------------------------------------------------------------------------
                                                                                    11/30/2017      5/31/2017
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                                       $ (1,677)      $    179
   Net realized loss on investments                                                    (15,726)       (69,821)
   Net realized gain (loss) on foreign currency transactions                                87            (56)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                          193         56,878
      Foreign capital gains tax                                                           (344)          (398)
      Foreign currency translations                                                        (24)            52
                                                                                      -----------------------
      Decrease in net assets resulting from operations                                 (17,491)       (13,166)
                                                                                      -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                            -        (22,606)
      Institutional Shares                                                                   -           (382)
      Adviser Shares                                                                         -           (718)
                                                                                      -----------------------
         Distributions to shareholders                                                       -        (23,706)
                                                                                      -----------------------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
TRANSACTIONS (NOTE 6)
   Fund Shares                                                                         (22,922)       (26,942)
   Institutional Shares                                                                  2,793        (11,312)
   Adviser Shares                                                                       (1,651)         3,767
                                                                                      -----------------------
      Total net decrease in net assets from capital
         share transactions                                                            (21,780)       (34,487)
                                                                                      -----------------------
   Capital contribution from USAA Transfer Agency Company:
      Institutional Shares                                                                   -             13
                                                                                      -----------------------
   Net decrease in net assets                                                          (39,271)       (71,346)

NET ASSETS
   Beginning of period                                                                 606,717        678,063
                                                                                      -----------------------
   End of period                                                                      $567,446       $606,717
                                                                                      =======================
Accumulated undistributed (overdistribution of)
   net investment loss (income):
   End of period                                                                      $(43,240)      $(41,563)
                                                                                      =======================

See accompanying notes to financial statements.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.  Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. Effective October 1, 2017, the Adviser Shares no longer charge redemption fees. For the six-month period ended November 30, 2017, the Adviser Shares charged redemption fees of less than $500.

I. INDEMNIFICATIONS- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 0.8% of the total fees paid to

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had net capital loss carryforwards of $621,463,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used. Late year losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended May 31, 2017, the Fund deferred to June 1, 2017, late year losses of $7,687,000.

                            CAPITAL LOSS CARRYFORWARDS
                    ---------------------------------------
                                   TAX CHARACTER
                    ---------------------------------------
                    (NO EXPIRATION)                BALANCE
                    ----------------            ------------
                    Short-Term                  $ 15,006,000
                     Long-Term                   606,457,000
                                                ------------
                          Total                 $621,463,000
                                                ============

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $22,913,000 and $44,184,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $125,276,000 and $317,622,000, respectively, resulting in net unrealized depreciation of $192,346,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
     ON LOAN                     NON-CASH COLLATERAL             CASH COLLATERAL
--------------------------------------------------------------------------------
  $16,706,000                       $6,942,000                      $12,431,000

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED          YEAR ENDED
                                              NOVEMBER 30, 2017           MAY 31, 2017
------------------------------------------------------------------------------------------
                                           SHARES         AMOUNT       SHARES      AMOUNT
                                           -----------------------------------------------
FUND SHARES:
Shares sold                                 2,083        $ 27,086       7,516    $ 111,147
Shares issued from
  reinvested dividends                          -               -       2,005       22,052
Shares redeemed                            (3,824)        (50,008)    (10,792)    (160,141)
                                           -----------------------------------------------
Net decrease from capital
  share transactions                       (1,741)       $(22,922)     (1,271)   $ (26,942)
                                           ===============================================
INSTITUTIONAL SHARES:
Shares sold                                   449        $  6,016         339    $   4,872
Shares issued from
  reinvested dividends                          -               -          34          378
Shares redeemed                              (238)         (3,223)     (1,157)     (16,562)
                                           -----------------------------------------------
Net increase (decrease) from
  capital share transactions                  211        $  2,793        (784)   $ (11,312)
                                           ===============================================
ADVISER SHARES:
Shares sold                                   176        $  2,280         802    $  12,338
Shares issued from
  reinvested dividends                          -               -          60          648
Shares redeemed*                             (307)         (3,931)       (656)      (9,219)
                                           -----------------------------------------------
Net increase (decrease) from
  capital share transactions                 (131)       $ (1,651)        206    $   3,767
                                           ===============================================

*Net of redemption fees, if any.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    the day-to-day investment of all or a portion of the Fund's assets. For the six-month period ended November 30, 2017, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of funds within the Lipper Precious Metals Equity Funds category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    -------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $2,122,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(119,000), $(15,000), and $(3,000),
    respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.04)%, (0.60)%, and (0.04)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $435,000, $2,000, and $13,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $878,000, $2,000, and $2,000, respectively.

D. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $22,000.

E. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               0.1
Cornerstone Equity                                                     0.3
Target Retirement 2030                                                 0.0*
Target Retirement 2040                                                 0.0*

* Represents less than 0.1%

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 130,000 Adviser Shares, which represents 10.0% of the Adviser Shares outstanding and 0.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                         YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------
                                    2017           2017           2016           2015           2014           2013
                               ------------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  12.93       $  13.90       $  12.29       $  14.12       $   6.69       $  25.80
                                -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                   (.04)(a)        .14            .08           (.06)(a)       (.02)(a)       (.00)(a),(b)
  Net realized and
    unrealized gain (loss)          (.35)(a)       (.60)          1.53(c)       (1.61)(a)      (2.53)(a)      (8.67)(a)
                                -----------------------------------------------------------------------------------
Total from investment
  operations                        (.39)(a)       (.46)          1.61          (1.67)(a)      (2.55)(a)      (8.67)(a)
                                -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -           (.51)             -           (.16)          (.02)             -
  Realized capital gains               -              -              -              -              -           (.44)
                                -----------------------------------------------------------------------------------
Total distributions                    -           (.51)             -           (.16)          (.02)          (.44)
                                -----------------------------------------------------------------------------------
Net asset value at
  end of period                 $  12.54       $  12.93       $  13.90       $  12.29       $  14.12       $  16.69
                                ===================================================================================
Total return (%)*                  (3.02)         (2.68)         13.10(c)      (11.77)        (15.26)        (34.23)
Net assets at end
  of period (000)               $545,830       $585,515       $647,140       $573,456       $710,487       $841,841
Ratios to average
  net assets:**
  Expenses (%)(d)                   1.24(e)        1.22           1.33           1.25           1.24           1.18
  Net investment
    income (loss) (%)               (.56)(e)        .02           (.31)          (.46)          (.13)          (.01)
Portfolio turnover (%)                 4             14             17              8             10             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were $578,541,000.
(a) Calculated using average shares. For the six-month period ended
    November 30, 2017, average shares were 44,441,000.
(b) Represents less than $0.01 per share.
(c) During the year ended May 31, 2016, the Manager reimbursed the Fund Shares
    $50,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund
    Shares' net realized loss and total return was less than $0.01/0.01% per share.
(d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                         YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------
                                    2017           2017           2016           2015           2014           2013
                               ------------------------------------------------------------------------------------
Net asset value at
  beginning of period             $13.07         $13.98        $ 12.34       $  14.17       $  16.77       $  25.87
                                  ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)(a)                (.02)           .07            .01           (.03)           .02            .06
  Net realized and
    unrealized gain (loss)(a)       (.34)          (.47)          1.63(b)       (1.60)         (2.56)         (8.72)
                                  ---------------------------------------------------------------------------------
Total from investment
  operations(a)                     (.36)          (.40)          1.64          (1.63)         (2.54)         (8.66)
                                  ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -           (.51)             -           (.20)          (.06)             -
  Realized capital gains               -              -              -              -              -           (.44)
                                  ---------------------------------------------------------------------------------
Total distributions                    -           (.51)             -           (.20)          (.06)          (.44)
                                  ---------------------------------------------------------------------------------
Net asset value at
  end of period                   $12.71         $13.07        $ 13.98       $  12.34       $  14.17       $  16.77
                                  =================================================================================
Total return (%)*                  (2.75)         (2.23)         13.29(b)      (11.46)        (15.11)        (34.10)
Net assets at end
  of period (000)                 $5,492         $2,893        $14,050       $161,591       $183,768       $317,818
Ratios to average
  net assets:**
  Expenses (%)(c)                    .84(d)         .76            .99            .99           1.00            .99
  Net investment
    income (loss) (%)               (.23)(d)        .46            .13           (.20)           .11            .27
Portfolio turnover (%)                 4             14             17              8             10             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended November 30, 2017, average net assets were
    $4,832,000.
(a) Calculated using average shares. For the six-month period ended
    November 30, 2017, average shares were 351,000.
(b) During the year ended May 31, 2016, the Manager reimbursed the
    Institutional Shares $1,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the
    Institutional Shares' net realized loss and total return was less than
    $0.01/0.01% per share.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 NOVEMBER 30,                         YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------
                                    2017           2017           2016           2015           2014           2013
                               ------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $ 12.82        $ 13.79        $ 12.20        $ 14.01        $ 16.57        $ 25.68
                                 ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                   (.01)           .04           (.04)(a)       (.08)(a)       (.05)(a)       (.06)(a)
  Net realized and
    unrealized gain (loss)          (.39)          (.50)          1.63(a),(b)   (1.58)(a)      (2.51)(a)      (8.61)(a)
                                 ----------------------------------------------------------------------------------
Total from investment
  operations                        (.40)          (.46)          1.59(a)       (1.66)(a)      (2.56)(a)      (8.67)(a)
                                 ----------------------------------------------------------------------------------
Less distributions from:
Net investment income                  -           (.51)             -           (.15)           .00(c)           -
  Realized capital gains               -              -              -              -              -           (.44)
                                 ----------------------------------------------------------------------------------
Total distributions                    -           (.51)             -           (.15)           .00(c)        (.44)
                                 ----------------------------------------------------------------------------------
Redemption fees added
  to beneficial interests(c)         .00            .00            .00            .00            .00            .00
                                 ----------------------------------------------------------------------------------
Net asset value at
  end of period                  $ 12.42        $ 12.82        $ 13.79        $ 12.20        $ 14.01        $ 16.57
                                 ==================================================================================
Total return (%)*                  (3.12)         (2.68)         13.03(b)      (11.83)        (15.45)        (34.39)
Net assets at end
  of period (000)                $16,124        $18,309        $16,873        $12,357        $15,727        $11,052
Ratios to average
  net assets:**
  Expenses (%)(d)                   1.31(f)        1.30           1.37           1.39(e)        1.40           1.45
  Expenses, excluding
    reimbursements (%)(d)           1.31(f)        1.30           1.37           1.39           1.40           1.49
  Net investment loss (%)           (.63)(f)       (.04)          (.36)          (.60)          (.31)          (.23)
Portfolio turnover (%)                 4             14             17              8             10             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were $17,172,000.
(a) Calculated using average shares.
(b) During the year ended May 31, 2016, the Manager reimbursed the Adviser
    Shares $1,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Adviser
    Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Represents less than $0.01 per share.
(d) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                       -              -              -              -           (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Prior to October 1, 2014, the Manager voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.45% of the Adviser Shares'
    average net assets.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                         BEGINNING              ENDING            DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE          JUNE 1, 2017 -
                                        JUNE 1, 2017       NOVEMBER 30, 2017     NOVEMBER 30, 2017
                                       -----------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00           $  969.80                $6.12

Hypothetical
  (5% return before expenses)             1,000.00            1,018.85                 6.28

INSTITUTIONAL SHARES
Actual                                    1,000.00              972.50                 4.15

Hypothetical
  (5% return before expenses)             1,000.00            1,020.86                 4.26

ADVISER SHARES
Actual                                    1,000.00              968.80                 6.47

Hypothetical
  (5% return before expenses)             1,000.00            1,018.50                 6.63

*Expenses are equal to the annualized expense ratio of 1.24% for Fund Shares, 0.84% for Institutional Shares, and 1.31% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.02)% for Fund Shares, (2.75)% for Institutional Shares, and (3.12)% for Adviser Shares for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
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[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ============================================================

         SEMIANNUAL REPORT
         USAA TREASURY MONEY MARKET TRUST(R) (UATXX)
         NOVEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

FINANCIAL INFORMATION

    Portfolio of Investments                                                   3

    Notes to Portfolio of Investments                                          5

    Financial Statements                                                       7

    Notes to Financial Statements                                             10

EXPENSE EXAMPLE                                                               19

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) SEEKS TO PROVIDE INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which consist of U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o PORTFOLIO MIX - 11/30/17 o

                          [PIE CHART OF PORTFOLIO MIX]

U.S. TREASURY BILLS                                               43.8%
REPURCHASE AGREEMENTS                                             37.4%
U.S. TREASURY NOTES                                               18.0%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (61.8%)

              NOTES (18.0%)(c)
   $ 25,000   1.00%, 12/15/2017                                                               $   25,000
     10,000   0.88%, 1/31/2018                                                                     9,996
    155,000   1.56%, 1/31/2018, 3 mo. USTMMR + 0.272%(a)                                         155,081
      8,000   1.00%, 2/15/2018                                                                     7,998
      3,000   0.75%, 2/28/2018                                                                     2,997
     10,000   0.75%, 4/15/2018                                                                     9,982
    157,000   1.48%, 4/30/2018, 3 mo. USTMMR + 0.19%(a)                                          157,150
    138,000   1.46%, 7/31/2018, 3 mo. USTMMR + 0.174%(a)                                         138,188
     83,000   1.46%, 10/31/2018, 3 mo. USTMMR + 0.17%(a)                                          83,176
                                                                                              ----------
                                                                                                 589,568
                                                                                              ----------
              BILLS (43.8%)(e)
     55,000   0.95%, 12/07/2017                                                                   54,991
     40,000   0.90%, 12/14/2017                                                                   39,985
    105,000   1.05%, 12/21/2017                                                                  104,940
     50,000   1.11%, 12/28/2017                                                                   49,964
     87,000   1.09%, 1/04/2018                                                                    86,911
     79,500   1.10%, 1/11/2018                                                                    79,402
     80,000   1.10%, 1/18/2018                                                                    79,882
     86,000   1.12%, 1/25/2018                                                                    85,853
     72,000   1.13%, 2/01/2018                                                                    71,858
     74,000   1.17%, 2/08/2018                                                                    73,846
     60,000   1.17%, 2/15/2018                                                                    59,850
     68,000   1.16%, 2/22/2018                                                                    67,825
     50,000   1.24%, 3/01/2018                                                                    49,861
     44,000   1.25%, 3/08/2018                                                                    43,862
     30,000   1.25%, 3/15/2018                                                                    29,900
     83,000   1.00%, 3/22/2018                                                                    82,693
     55,000   1.26%, 3/29/2018                                                                    54,785
    127,000   1.27%, 4/05/2018                                                                   126,471
    110,000   1.29%, 4/12/2018                                                                   109,510
     50,000   1.28%, 4/19/2018                                                                    49,761
     35,000   1.39%, 5/24/2018                                                                    34,764
                                                                                              ----------
                                                                                               1,436,914
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $2,026,482)                                2,026,482
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (37.4%)
$   107,000   Bank of America, N.A., 1.03%, acquired 11/30/2017 and due
                on 12/01/2017 at $107,000 (collateralized by $110,515 of U.S.
                Treasury, 2.00%(c), due 4/30/2024; market value $109,140)                     $  107,000
    200,000   Credit Agricole Corp. Inv. Bank, 1.03%, acquired 11/30/2017 and due on 12/01/2017 at $200,000 (collateralized by $29,029 of
                U.S. Treasury(b), 1.63%, due 1/15/2018; $165,484 of U.S. Treasury,
                2.50%(c), due 8/15/2023; combined market value $204,000)                         200,000
    225,000   HSBC Bank USA, Inc., 1.00%, acquired 11/30/2017 and due on
                12/01/2017 at $225,000 (collateralized by $229,575 of
                U.S. Treasury, 1.75%(c), due 11/30/2019; market value $229,504)                  225,000
    120,000   Mitsubishi Securities International plc, 1.01%, acquired 11/30/2017 and due on 12/01/2017 at $120,000 (collateralized by $123,117 of
                U.S. Treasury, 0.75% - 8.13%(c), due 8/31/2018 - 5/15/2046; $100
                of U.S Treasury(b), 2.38%, due 1/15/2025; $1,544 of U.S. Treasury,
                1.60%(e), due 10/11/2018; combined market value $122,404)                        120,000
    396,000   Natixis Securities Americas, LLC, 1.03%, acquired 11/30/2017 and due on 12/01/2017 at $396,000 (collateralized by $387,039 of
                U.S Treasury, 1.38% - 7.88%(c), due 9/30/2019 - 11/15/2046; $1 of
                U.S. Treasury(b), 1.88%, due 7/15/2019; $22,880 of GNMA(f),
                3.50%, due 6/15/2026; combined market value $403,932)                            396,000
    176,000   RBC Capital Markets, 1.01%, acquired 11/30/2017 and due on
                12/01/2017 at $176,000 (collateralized by $25,641 of
                U.S. Treasury, 1.56% - 2.94%(d), due 8/15/2018 - 11/15/2046;
                $14,384 of U.S. Treasury(b), 0.13% - 3.38%, due 4/15/2020 -
                2/15/2045; $135,043 of U.S. Treasury, 1.00% - 6.50%(c), due
                12/31/2017 - 8/15/2044; combined market value $179,525)                          176,000
                                                                                              ----------
              Total Repurchase Agreements (cost: $1,224,000)                                   1,224,000
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $3,250,482)                                            $3,250,482
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                     LEVEL 1              LEVEL 2       LEVEL 3              TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Treasury Securities:
  Notes                                         $-           $  589,568            $-         $  589,568
  Bills                                          -            1,436,914             -          1,436,914
Repurchase Agreements                            -            1,224,000             -          1,224,000
--------------------------------------------------------------------------------------------------------
Total                                           $-           $3,250,482            $-         $3,250,482
--------------------------------------------------------------------------------------------------------

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The cost of securities at November 30, 2017, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    USTMMR    Quarterly U.S. Treasury Money Market Rate

o   SPECIFIC NOTES

    (a) Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

    (b) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  5

================================================================================

    (c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (e) Rate represents an annualized yield at time of purchase, not coupon rate.

    (f) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. Government.

See accompanying notes to financial statements.

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                       $2,026,482
   Investment in repurchase agreements (cost approximates market value)                        1,224,000
   Cash                                                                                           10,422
   Receivables:
      Capital shares sold                                                                         47,868
      Interest                                                                                       874
                                                                                              ----------
         Total assets                                                                          3,309,646
                                                                                              ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                     32,846
      Dividends on capital shares                                                                      2
   Accrued management fees                                                                           334
   Other accrued expenses and payables                                                               342
                                                                                              ----------
         Total liabilities                                                                        33,524
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $3,276,122
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $3,276,116
   Undistributed net investment income                                                                 6
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $3,276,122
                                                                                              ==========
   Capital shares outstanding, no par value                                                    3,276,116
                                                                                              ==========
   Net asset value, redemption price, and offering price per share                            $     1.00
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  7

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                               $15,229
                                                                                                 -------
EXPENSES
   Management fees                                                                                 1,881
   Administration and servicing fees                                                               1,505
   Transfer agent's fees                                                                           1,505
   Custody and accounting fees                                                                       135
   Postage                                                                                           151
   Shareholder reporting fees                                                                         20
   Trustees' fees                                                                                     18
   Registration fees                                                                                  63
   Professional fees                                                                                  63
   Other                                                                                              15
                                                                                                 -------
            Total expenses                                                                         5,356
                                                                                                 -------
NET INVESTMENT INCOME                                                                            $ 9,873
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                        11/30/2017             5/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $     9,873           $     2,115
                                                                       ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    (9,867)               (2,115)
                                                                       ---------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             5,431,924             9,649,637
   Reinvested dividends                                                      9,858                 2,113
   Cost of shares redeemed                                              (4,791,716)           (7,214,563)
                                                                       ---------------------------------
      Increase in net assets from capital
         share transactions                                                650,066             2,437,187
                                                                       ---------------------------------
   Net increase in net assets                                              650,072             2,437,187

NET ASSETS
   Beginning of period                                                   2,626,050               188,863
                                                                       ---------------------------------
   End of period                                                       $ 3,276,122           $ 2,626,050
                                                                       =================================

Undistributed net investment income:
   End of period                                                       $         6           $         -
                                                                       =================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           5,431,924             9,649,637
   Shares issued for dividends reinvested                                    9,858                 2,113
   Shares redeemed                                                      (4,791,716)           (7,214,563)
                                                                       ---------------------------------
      Increase in shares outstanding                                       650,066             2,437,187
                                                                       =================================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund seeks to provide investors maximum current income while maintaining the highest degree of safety and liquidity.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $11,000, which represents 3.7% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $1,881,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,505,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $36,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2017, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,505,000.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                             YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------------------
                                   2017            2017         2016           2015             2014             2013
                             ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $     1.00      $     1.00     $   1.00       $   1.00         $   1.00         $   1.00
                             ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income(a)          .00             .00          .00            .00              .00              .00
Less distributions from:
  Net investment income(a)         (.00)           (.00)        (.00)          (.00)            (.00)            (.00)
                             ----------------------------------------------------------------------------------------
Net asset value at
  end of period              $     1.00      $     1.00     $   1.00       $   1.00         $   1.00         $   1.00
                             ========================================================================================
                                    .33             .08(b)       .00(b),(d)     .00(b),(d)       .00(b),(d)       .00(b),(d)
Total return (%)*
Net assets at end
  of period (000)            $3,276,122      $2,626,050     $188,863       $119,654         $128,416         $141,474
Ratios to average
  net assets:**
  Expenses (%)(c)                   .36(e)          .35(b)       .17(b)         .06(b)           .04(b)           .15(b)
  Expenses, excluding
    reimbursements (%)              .36(e)          .39          .49            .52              .48              .49
Net investment
  income (%)(d)                     .65(e)          .12          .00(d)         .00(d)           .00(d)           .00(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoney Net reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $3,007,225,000.
(a) Represents less than $0.01 per share.
(b) The Manager had voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                      -               -            -              -             (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Represents less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

                                                           EXPENSE EXAMPLE |  19

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                           BEGINNING              ENDING               DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE            JUNE 1, 2017 -
                                         JUNE 1, 2017        NOVEMBER 30, 2017        NOVEMBER 30, 2017
                                        ---------------------------------------------------------------
Actual                                    $1,000.00              $1,003.30                   $1.81

Hypothetical
  (5% return before expenses)              1,000.00               1,023.26                    1.83

*Expenses are equal to the Fund's annualized expense ratio of 0.36%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 0.33% for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23416-0118                                (C)2018, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA WORLD GROWTH FUND
         FUND SHARES (USAWX) o INSTITUTIONAL SHARES (UIWGX)
         o ADVISER SHARES (USWGX)
         NOVEMBER 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                  1

INVESTMENT OVERVIEW                                                             2

FINANCIAL INFORMATION

    Portfolio of Investments                                                    4

    Notes to Portfolio of Investments                                          10

    Financial Statements                                                       11

    Notes to Financial Statements                                              15

EXPENSE EXAMPLE                                                                33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2018, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA WORLD GROWTH FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets primarily in equity securities of both foreign (including emerging markets) and domestic issuers. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

While the Fund may invest in companies of any size, it generally focuses on companies with large market capitalizations. The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may invest a significant percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TOP 10 INDUSTRIES - 11/30/17 o
                                (% of Net Assets)

Health Care Equipment ..................................................... 7.8%
Pharmaceuticals ........................................................... 5.5%
Packaged Foods & Meat ..................................................... 5.3%
Household Products ........................................................ 5.1%
Asset Management & Custody Banks .......................................... 5.0%
Industrial Conglomerates .................................................. 4.6%
Distillers & Vintners ..................................................... 4.1%
Apparel, Accessories & Luxury Goods ....................................... 3.9%
Life Sciences Tools & Services ............................................ 3.8%
IT Consulting & Other Services ............................................ 3.2%

                      o TOP 10 EQUITY HOLDINGS - 11/30/17 o
                                (% of Net Assets)

Thermo Fisher Scientific, Inc. ............................................ 2.9%
Bayer AG .................................................................. 2.8%
Honeywell International, Inc. ............................................. 2.7%
Nestle S.A. ............................................................... 2.5%
Accenture plc "A" ......................................................... 2.5%
Visa, Inc. "A" ............................................................ 2.4%
Medtronic plc ............................................................. 2.4%
Diageo plc ................................................................ 2.1%
LVMH Moet Hennessy Louis Vuitton SE ....................................... 2.1%
Stryker Corp. ............................................................. 2.0%

You will find a complete list of securities that the Fund owns on pages 4-9.

================================================================================

2  | USAA WORLD GROWTH FUND

================================================================================

                        o COUNTRY ALLOCATION - 11/30/17 o

                        [PIE CHART OF COUNTRY ALLOCATION]

UNITED STATES                                                     57.8%
FRANCE                                                             9.1%
UNITED KINGDOM                                                     9.0%
SWITZERLAND                                                        8.3%
GERMANY                                                            6.8%
OTHER*                                                            12.7%

                                   [END CHART]

* Includes countries with less than 3% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.0%)

              COMMON STOCKS (99.0%)

              CONSUMER DISCRETIONARY (16.4%)
              -----------------------------
              ADVERTISING (2.1%)
    103,837   Omnicom Group, Inc.                                                             $    7,418
  1,301,928   WPP plc                                                                             23,013
                                                                                              ----------
                                                                                                  30,431
                                                                                              ----------
              APPAREL RETAIL (0.4%)
    196,194   Urban Outfitters, Inc.*                                                              6,106
                                                                                              ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (3.9%)
    371,492   Burberry Group plc                                                                   8,621
    159,994   Compagnie Financiere Richemont S.A.                                                 13,776
      5,718   Hermes International                                                                 3,014
    101,215   LVMH Moet Hennessy Louis Vuitton SE(a)                                              29,455
                                                                                              ----------
                                                                                                  54,866
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (0.7%)
     92,553   Aptiv plc                                                                            9,687
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.6%)
     11,526   AutoZone, Inc.*                                                                      7,916
                                                                                              ----------
              CABLE & SATELLITE (2.5%)
    757,582   Comcast Corp. "A"                                                                   28,440
    604,065   Sky plc*                                                                             7,650
                                                                                              ----------
                                                                                                  36,090
                                                                                              ----------
              CASINOS & GAMING (0.5%)
    570,400   Sands China Ltd.                                                                     2,772
     23,210   Wynn Resorts Ltd.                                                                    3,669
                                                                                              ----------
                                                                                                   6,441
                                                                                              ----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
     45,019   Marriott International, Inc. "A"                                                     5,717
                                                                                              ----------
              MOTORCYCLE MANUFACTURERS (0.4%)
    124,104   Harley-Davidson, Inc.(a)                                                             6,230
                                                                                              ----------

================================================================================

4  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (3.1%)
    190,488   Time Warner, Inc.                                                               $   17,432
    254,821   Walt Disney Co.                                                                     26,710
                                                                                              ----------
                                                                                                  44,142
                                                                                              ----------
              RESTAURANTS (1.5%)
    702,976   Compass Group plc                                                                   14,251
    152,752   Whitbread plc                                                                        7,371
                                                                                              ----------
                                                                                                  21,622
                                                                                              ----------
              SPECIALTY STORES (0.3%)
    275,328   Sally Beauty Holdings, Inc.*                                                         4,694
                                                                                              ----------
              Total Consumer Discretionary                                                       233,942
                                                                                              ----------
              CONSUMER STAPLES (18.2%)
              ------------------------
              BREWERS (2.3%)
  1,237,529   Ambev S.A.                                                                           7,773
     89,447   Carlsberg A/S "B"                                                                   10,592
    136,021   Heineken N.V.                                                                       13,857
                                                                                              ----------
                                                                                                  32,222
                                                                                              ----------
              DISTILLERS & VINTNERS (4.1%)
    851,688   Diageo plc                                                                          29,585
    187,037   Pernod Ricard S.A.                                                                  29,174
                                                                                              ----------
                                                                                                  58,759
                                                                                              ----------
              HOUSEHOLD PRODUCTS (5.1%)
    216,409   Colgate-Palmolive Co.                                                               15,679
    970,955   Essity Aktiebolag "B"*                                                              28,197
    327,086   Reckitt Benckiser Group plc                                                         28,691
                                                                                              ----------
                                                                                                  72,567
                                                                                              ----------
              PACKAGED FOODS & MEAT (5.3%)
    323,350   DANONE S.A.                                                                         27,295
    207,030   Kellogg Co.                                                                         13,697
    413,333   Nestle S.A.                                                                         35,398
                                                                                              ----------
                                                                                                  76,390
                                                                                              ----------
              PERSONAL PRODUCTS (1.4%)
  1,173,980   Coty, Inc. "A"                                                                      20,228
                                                                                              ----------
              Total Consumer Staples                                                             260,166
                                                                                              ----------
              ENERGY (0.9%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.9%)
    108,510   National Oilwell Varco, Inc.                                                         3,641
    156,837   Schlumberger Ltd.                                                                    9,857
                                                                                              ----------
                                                                                                  13,498
                                                                                              ----------
              Total Energy                                                                        13,498
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              FINANCIALS (10.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (5.0%)
    440,336   Bank of New York Mellon Corp.                                                   $   24,104
    282,878   Franklin Resources, Inc.                                                            12,263
    143,646   Julius Baer Group Ltd.*                                                              8,440
    282,133   State Street Corp.                                                                  26,901
                                                                                              ----------
                                                                                                  71,708
                                                                                              ----------
              CONSUMER FINANCE (1.5%)
    221,300   American Express Co.                                                                21,623
                                                                                              ----------
              DIVERSIFIED BANKS (1.0%)
    144,586   Erste Group Bank AG*                                                                 6,307
    742,345   Grupo Financiero Banorte S.A. "O"                                                    4,360
    512,200   Kasikornbank Public Co. Ltd.                                                         3,670
                                                                                              ----------
                                                                                                  14,337
                                                                                              ----------
              DIVERSIFIED CAPITAL MARKETS (1.4%)
  1,117,268   UBS Group AG*                                                                       19,296
                                                                                              ----------
              FINANCIAL EXCHANGES & DATA (0.6%)
     71,331   Deutsche Boerse AG                                                                   8,087
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (1.0%)
     59,848   Goldman Sachs Group, Inc.                                                           14,821
                                                                                              ----------
              REINSURANCE (0.3%)
     47,489   Swiss Re AG                                                                          4,451
                                                                                              ----------
              Total Financials                                                                   154,323
                                                                                              ----------
              HEALTH CARE (18.5%)
              ------------------
              HEALTH CARE EQUIPMENT (7.8%)
    319,129   Abbott Laboratories                                                                 17,989
    413,615   Medtronic plc                                                                       33,970
     29,818   Sonova Holding AG                                                                    4,750
    187,281   Stryker Corp.                                                                       29,216
    226,818   Zimmer Biomet Holdings, Inc.                                                        26,560
                                                                                              ----------
                                                                                                 112,485
                                                                                              ----------
              HEALTH CARE SUPPLIES (1.4%)
     51,318   Cooper Companies, Inc.                                                              12,377
    153,600   Hoya Corp.                                                                           7,435
                                                                                              ----------
                                                                                                  19,812
                                                                                              ----------
              LIFE SCIENCES TOOLS & SERVICES (3.8%)
    216,093   Thermo Fisher Scientific, Inc.                                                      41,654
     66,464   Waters Corp.*                                                                       13,105
                                                                                              ----------
                                                                                                  54,759
                                                                                              ----------

================================================================================

6  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (5.5%)
    307,744   Bayer AG                                                                        $   39,248
     43,202   Johnson & Johnson                                                                    6,019
     97,764   Merck KGaA                                                                          10,407
     89,422   Roche Holding AG                                                                    22,561
                                                                                              ----------
                                                                                                  78,235
                                                                                              ----------
              Total Health Care                                                                  265,291
                                                                                              ----------
              INDUSTRIALS (16.8%)
              ------------------
              AEROSPACE & DEFENSE (1.8%)
     61,330   MTU Aero Engines AG                                                                 11,027
    120,792   United Technologies Corp.                                                           14,670
                                                                                              ----------
                                                                                                  25,697
                                                                                              ----------
              AGRICULTURAL & FARM MACHINERY (0.8%)
    617,500   Kubota Corp.                                                                        11,632
                                                                                              ----------
              AIR FREIGHT & LOGISTICS (1.7%)
    195,682   United Parcel Service, Inc. "B"                                                     23,766
                                                                                              ----------
              AIRPORT SERVICES (1.1%)
     75,534   Aena SME S.A.                                                                       15,027
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
    164,700   Legrand S.A.                                                                        12,342
    217,927   Schneider Electric SE*                                                              18,731
                                                                                              ----------
                                                                                                  31,073
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    132,937   Adecco Group AG                                                                     10,054
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (4.6%)
    112,588   3M Co.                                                                              27,374
    245,837   Honeywell International, Inc.                                                       38,341
                                                                                              ----------
                                                                                                  65,715
                                                                                              ----------
              RAILROADS (3.0%)
    295,290   Canadian National Railway Co.                                                       23,027
    144,484   Kansas City Southern                                                                16,202
     34,697   Union Pacific Corp.                                                                  4,389
                                                                                              ----------
                                                                                                  43,618
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.9%)
    106,835   Brenntag AG                                                                          6,650
     63,446   NOW, Inc.*(a)                                                                          655
     26,285   W.W. Grainger, Inc.                                                                  5,817
                                                                                              ----------
                                                                                                  13,122
                                                                                              ----------
              Total Industrials                                                                  239,704
                                                                                              ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (12.1%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.7%)
    274,554   Cisco Systems, Inc.                                                             $   10,241
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (3.0%)
    113,501   PayPal Holdings, Inc.*                                                               8,595
    305,433   Visa, Inc. "A"(a)                                                                   34,389
                                                                                              ----------
                                                                                                  42,984
                                                                                              ----------
              ELECTRONIC COMPONENTS (0.6%)
     96,631   Amphenol Corp. "A"                                                                   8,754
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (0.8%)
    326,960   eBay, Inc.*                                                                         11,336
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (3.2%)
    237,503   Accenture plc "A"                                                                   35,153
    139,458   Cognizant Technology Solutions Corp. "A"                                            10,080
                                                                                              ----------
                                                                                                  45,233
                                                                                              ----------
              SEMICONDUCTORS (0.4%)
     72,464   Microchip Technology, Inc.                                                           6,303
                                                                                              ----------
              SYSTEMS SOFTWARE (2.4%)
    117,138   Check Point Software Technologies Ltd.*                                             12,216
    449,062   Oracle Corp.                                                                        22,031
                                                                                              ----------
                                                                                                  34,247
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.0%)
      5,927   Samsung Electronics Co. Ltd.                                                        13,834
                                                                                              ----------
              Total Information Technology                                                       172,932
                                                                                              ----------
              MATERIALS (5.3%)
              ----------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
    124,854   Monsanto Co.                                                                        14,775
                                                                                              ----------
              INDUSTRIAL GASES (2.9%)
     86,493   Air Liquide S.A.                                                                    10,825
     91,349   Linde AG*                                                                           21,327
     56,812   Praxair, Inc.                                                                        8,745
                                                                                              ----------
                                                                                                  40,897
                                                                                              ----------
              SPECIALTY CHEMICALS (1.4%)
    224,237   Akzo Nobel N.V.(a)                                                                  20,204
                                                                                              ----------
              Total Materials                                                                     75,876
                                                                                              ----------
              Total Common Stocks                                                              1,415,732
                                                                                              ----------
              Total Equity Securities (cost: $832,039)                                         1,415,732
                                                                                              ----------

================================================================================

8  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
 11,964,764   State Street Institutional Treasury Money Market Fund
                Premier Class, 1.02%(b) (cost: $11,965)                                       $   11,965
                                                                                              ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (3.9%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.9%)
 19,617,514   Fidelity Government Portfolio Class I, 0.97%(b)                                     19,617
 35,451,606   Invesco Government & Agency Portfolio Institutional Class, 0.98%(b)                 35,452
                                                                                              ----------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $55,069)                                                 55,069
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $899,073)                                              $1,482,766
                                                                                              ==========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1       LEVEL 2        LEVEL 3                TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $1,415,732            $-             $-           $1,415,732
Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                11,965             -              -               11,965
Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:
  Government & U.S. Treasury
    Money Market Funds                          55,069             -              -               55,069
--------------------------------------------------------------------------------------------------------
Total                                       $1,482,766            $-             $-           $1,482,766
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2017, through November 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.9% of net assets at November 30, 2017.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of November 30, 2017.

    (b) Rate represents the money market fund annualized seven-day yield at November 30, 2017.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $86,302) (cost of $899,073)                                                     $1,482,766
   Cash denominated in foreign currencies (identified cost of $37)                                    37
   Receivables:
      Capital shares sold                                                                          1,102
      USAA Asset Management Company (Note 7D)                                                          5
      Dividends and interest                                                                       2,394
      Securities sold                                                                              2,911
      Other                                                                                           14
   Unrealized appreciation on foreign currency contracts held, at value                                2
                                                                                              ----------
         Total assets                                                                          1,489,231
                                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                            55,069
      Securities purchased                                                                         2,222
      Capital shares redeemed                                                                        949
   Accrued management fees                                                                           866
   Accrued transfer agent's fees                                                                      63
   Other accrued expenses and payables                                                               370
                                                                                              ----------
         Total liabilities                                                                        59,539
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $1,429,692
                                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            $  784,680
   Accumulated undistributed net investment income                                                 8,379
   Accumulated net realized gain on investments                                                   53,068
   Net unrealized appreciation of investments                                                    583,693
   Net unrealized depreciation of foreign capital gains tax                                         (158)
   Net unrealized appreciation of foreign currency translations                                       30
                                                                                              ----------
            Net assets applicable to capital shares outstanding                               $1,429,692
                                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,392,244/41,887 capital
         shares outstanding, no par value)                                                    $    33.24
                                                                                              ==========
      Institutional Shares (net assets of $27,076/815 capital
         shares outstanding, no par value)                                                    $    33.22
                                                                                              ==========
      Adviser Shares (net assets of $10,372/314 capital
         shares outstanding, no par value)                                                    $    33.09
                                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $249)                                             $10,164
   Interest                                                                                           51
   Securities lending (net)                                                                           27
                                                                                                 -------
      Total income                                                                                10,242
                                                                                                 -------
EXPENSES
   Management fees                                                                                 5,310
   Administration and servicing fees:
      Fund Shares                                                                                  1,015
      Institutional Shares                                                                             7
      Adviser Shares                                                                                  13
   Transfer agent's fees:
      Fund Shares                                                                                  1,037
      Institutional Shares                                                                             7
      Adviser Shares                                                                                  10
   Distribution and service fees (Note 7F):
      Adviser Shares                                                                                  22
   Custody and accounting fees:
      Fund Shares                                                                                    111
      Institutional Shares                                                                             1
      Adviser Shares                                                                                   2
   Postage:
      Fund Shares                                                                                     40
      Adviser Shares                                                                                   1
   Shareholder reporting fees:
      Fund Shares                                                                                     25
   Trustees' fees                                                                                     17
   Registration fees:
      Fund Shares                                                                                     18
      Institutional Shares                                                                            18
      Adviser Shares                                                                                   8
   Professional fees                                                                                  78
   Other                                                                                              16
                                                                                                 -------
         Total expenses                                                                            7,756

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

   Expenses reimbursed:
      Institutional Shares                                                                      $    (9)
      Adviser Shares                                                                                 (1)
                                                                                                 -------
         Net expenses                                                                              7,746
                                                                                                 -------
NET INVESTMENT INCOME                                                                              2,496
                                                                                                 -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain on:
      Investments (net of foreign taxes withheld of $1)                                           31,182
      Foreign currency transactions                                                                   86
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                                 55,787
      Foreign capital gains tax                                                                     (113)
      Foreign currency translations                                                                   (1)
                                                                                                 -------
         Net realized and unrealized gain                                                         86,941
                                                                                                 -------
   Increase in net assets resulting from operations                                              $89,437
                                                                                                 =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2017 (unaudited), and year ended
May 31, 2017

--------------------------------------------------------------------------------------------------------
                                                                             11/30/2017        5/31/2017
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $    2,496       $    8,722
   Net realized gain on investments                                              31,182           30,993
   Net realized gain (loss) on foreign currency transactions                         86             (112)
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                55,787          165,425
      Foreign capital gains tax                                                    (113)             (45)
      Foreign currency translations                                                  (1)              92
                                                                             ---------------------------
      Increase in net assets resulting from operations                           89,437          205,075
                                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                                     -           (8,757)
      Institutional Shares                                                            -              (40)
      Adviser Shares                                                                  -              (84)
                                                                             ---------------------------
         Total distributions of net investment income                                 -           (8,881)
                                                                             ---------------------------
   Net realized gains:
      Fund Shares                                                                     -          (23,893)
      Institutional Shares                                                            -             (125)
      Adviser Shares                                                                  -             (344)
                                                                             ---------------------------
         Total distributions of net realized gains                                    -          (24,362)
                                                                             ---------------------------
      Distributions to shareholders                                                   -          (33,243)
                                                                             ---------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                  (14,392)          (6,270)
   Institutional Shares                                                          19,115              781
   Adviser Shares                                                               (10,424)             657
                                                                             ---------------------------
      Total net decrease in net assets from capital
         share transactions                                                      (5,701)          (4,832)
                                                                             ---------------------------
   Net increase in net assets                                                    83,736          167,000

NET ASSETS
   Beginning of period                                                        1,345,956        1,178,956
                                                                             ---------------------------
   End of period                                                             $1,429,692       $1,345,956
                                                                             ===========================
Accumulated undistributed net investment income:
   End of period                                                             $    8,379       $    5,883
                                                                             ===========================

See accompanying notes to financial statements.

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

       official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

       which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Repurchase agreements are valued at cost.

    6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

    three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

    For the six-month period ended November 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

D. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

    amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2017, there were no custodian and other bank credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. Effective October 1, 2017, the Adviser Shares no longer charge redemption fees. For the six-month period ended November 30, 2017, the Adviser Shares charged redemption fees of $1,000.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust and USAA ETF Trust (together the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Trusts are also assessed facility fees by CAPCO in the amount of 13.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2017, the maximum annual facility fee was 12.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average net assets for the period.

The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 14.0 basis points.

For the six-month period ended November 30, 2017, the Fund paid CAPCO facility fees of $5,000, which represents 1.7% of the total fees paid to CAPCO by the funds of the Trusts. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund's tax year-end of May 31, 2018, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

At May 31, 2017, the Fund had no capital loss carryforwards, for federal income tax purposes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2017, were $68,467,000 and $75,558,000, respectively.

As of November 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2017, were $597,192,000 and $13,499,000, respectively, resulting in net unrealized appreciation of $583,693,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

At November 30, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

VALUE OF SECURITIES
      ON LOAN                              NON-CASH COLLATERAL                  CASH COLLATERAL
-----------------------------------------------------------------------------------------------
    $86,302,000                               $33,584,000                        $55,069,000
-----------------------------------------------------------------------------------------------

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                             SIX-MONTH PERIOD ENDED                    YEAR ENDED
                                                NOVEMBER 30, 2017                     MAY 31, 2017
---------------------------------------------------------------------------------------------------------
                                             SHARES           AMOUNT           SHARES             AMOUNT
                                             ------------------------------------------------------------
FUND SHARES:
Shares sold                                   1,942          $ 62,220           5,012           $ 141,576
Shares issued from reinvested dividends           -                 -           1,177              32,291
Shares redeemed                              (2,392)          (76,612)         (6,400)           (180,137)
                                             ------------------------------------------------------------
Net decrease from capital
  share transactions                           (450)         $(14,392)           (211)          $  (6,270)
                                             ============================================================
INSTITUTIONAL SHARES:
Shares sold                                     602          $ 19,375              44           $   1,210
Shares issued from reinvested dividends           -                 -               1                  34
Shares redeemed                                  (8)             (260)            (17)               (463)
                                             ------------------------------------------------------------
Net increase from capital
  share transactions                            594          $ 19,115              28           $     781
                                             ------------------------------------------------------------
ADVISER SHARES:
Shares sold                                      27          $    861              79           $   2,207
Shares issued from reinvested dividends           -                 -               7                 178
Shares redeemed*                               (348)          (11,285)            (62)             (1,728)
                                             ------------------------------------------------------------
Net increase (decrease) from capital
  share transactions                           (321)         $(10,424)             24           $     657
                                             ============================================================

*Net of redemption fees, if any.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Global Funds Index.

    For the Fund Shares and Adviser Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 7, 2015. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                            ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                         (IN BASIS POINTS)(1)
    ----------------------------------------------------------------------------
    +/- 100 to 400                               +/- 4
    +/- 401 to 700                               +/- 5
    +/- 701 and greater                          +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $5,310,000, which included a performance adjustment for the Fund Shares, and Institutional Shares of $118,000 and less than $500 respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.02% and less than 0.01%. For the six-month period ended November 30, 2017, the Adviser Shares did not incur any performance adjustment.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA World Growth Fund and the USAA International Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% on assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion. For the six-month period ended November 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to MFS, of $2,086,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

    annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,015,000, $7,000, and $13,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2017, the Fund reimbursed the Manager $17,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through September 30, 2018, to limit the total annual operating expenses of the Institutional Shares and Adviser Shares to 1.10% and 1.35%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares and the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through September 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2017, the Institutional Shares and Adviser Shares incurred reimbursable expenses of $9,000 and $1,000, respectively, of which $5,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,037,000, $7,000, and $10,000, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company
    (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $22,000.

G. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2017, USAA and its affiliates owned 173,000 Institutional Shares and 162,000 Adviser Shares, which represents 21.3% of the Institutional Shares outstanding, 51.7% of the Adviser Shares outstanding, and 0.8% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                                YEAR ENDED MAY 31,
                            ----------------------------------------------------------------------------------------------
                                  2017              2017              2016              2015            2014          2013
                            ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    31.16        $    27.20        $    28.69        $    28.00      $    24.24      $  18.41
                            ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .06               .19               .21               .24             .20           .19
  Net realized and
    unrealized gain (loss)        2.02              4.55              (.95)             1.16            4.19          5.85
                            ----------------------------------------------------------------------------------------------
Total from investment
  operations                      2.08              4.74              (.74)             1.40            4.39          6.04
                            ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -              (.21)             (.19)             (.28)           (.19)         (.20)
  Realized capital gains             -              (.57)             (.56)             (.43)           (.44)         (.01)
                            ----------------------------------------------------------------------------------------------
Total distributions                  -              (.78)             (.75)             (.71)           (.63)         (.21)
                            ----------------------------------------------------------------------------------------------
Net asset value at
  end of period             $    33.24        $    31.16        $    27.20        $    28.69      $    28.00      $  24.24
                            ==============================================================================================
Total return (%)*                 6.68             17.81             (2.49)             5.10           18.24         32.93
  Net assets at end
    of period (000)         $1,392,244        $1,319,357        $1,157,148        $1,208,909      $1,128,586      $879,178
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.11(b)           1.13              1.17              1.17            1.19          1.25
  Net investment
    income (%)                     .36(b)            .72               .81               .91             .75           .93
Portfolio turnover (%)               5                12                10                 9               9            12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $1,350,281,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                 -                 -              (.00%)(+)       (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH
                                                      PERIOD ENDED
                                                      NOVEMBER 30,                         YEAR ENDED MAY 31,
                                                      ------------------------------------------------------------
                                                            2017                     2017                  2016***
                                                      ------------------------------------------------------------
Net asset value at beginning of period                   $ 31.14                   $27.14                $28.83
                                                         ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                      .07                      .20                   .24
  Net realized and unrealized gain (loss)                   2.01                     4.55                 (1.11)
                                                         ------------------------------------------------------
Total from investment operations                            2.08                     4.75                 (0.87)
                                                         ------------------------------------------------------
Less distributions from:
  Net investment income                                        -                     (.18)                 (.26)
  Realized capital gains                                       -                     (.57)                 (.56)
                                                         ------------------------------------------------------
Total distributions                                            -                     (.75)                 (.82)
                                                         ------------------------------------------------------
Net asset value at end of period                         $ 33.22                   $31.14                $27.14
                                                         ======================================================
Total return (%)*                                           6.68                    17.89                 (2.92)
                                                         ------------------------------------------------------
Net assets at end of period (000)                        $27,076                   $6,877                $5,228
                                                         ======================================================
Ratios to average net assets:**
  Expenses (%)                                               .96(a)                  1.09                  1.10(a)
  Expenses, excluding reimbursements (%)                    1.09(a)                  1.37                  1.54(a)
  Net investment income (%)                                  .46(a)                   .78                  1.11(a)
Portfolio turnover (%)                                         5                       12                    10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2017, average net assets were
    $14,126,000.
*** Institutional Shares commenced operations on August 7, 2015.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                               YEAR ENDED MAY 31,
                             -----------------------------------------------------------------------------------------
                                  2017             2017            2016            2015            2014           2013
                               ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $ 31.07          $ 27.13         $ 28.55         $ 27.90         $ 24.17         $18.37
                               ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .02              .12             .14             .19             .18            .13
  Net realized and
    unrealized gain (loss)        2.00             4.53            (.93)           1.13            4.16           5.82
                               ---------------------------------------------------------------------------------------
Total from investment
  operations                      2.02             4.65            (.79)           1.32            4.34           5.95
                               ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -             (.14)           (.07)           (.24)           (.17)          (.14)
  Realized capital gains             -             (.57)           (.56)           (.43)           (.44)          (.01)
                               ---------------------------------------------------------------------------------------
Total distributions                  -             (.71)           (.63)           (.67)           (.61)          (.15)
                               ---------------------------------------------------------------------------------------
Redemption fees added
  to benificial interests          .00(b)           .00(b)          .00(b)          .00(b)            -              -
                               ---------------------------------------------------------------------------------------
Net asset value at
  end of period                $ 33.09          $ 31.07         $ 27.13         $ 28.55         $ 27.90         $24.17
                               =======================================================================================
Total return (%)*                 6.50            17.50           (2.72)           4.84           18.08          32.47
Net assets at end
  of period (000)              $10,372          $19,722         $16,580         $26,797         $21,583         $8,490
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.40(d)          1.42            1.42            1.38(c)         1.35           1.60
  Expenses, excluding
    reimbursements (%)(a)         1.41(d)          1.42            1.42            1.38            1.35           1.63
  Net investment income (%)        .12(d)           .45             .49             .72             .64            .59
Portfolio turnover (%)               5               12              10               9               9             12

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the six-month period ended November 30, 2017, average net assets were
     $17,296,000.
(a)  Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                -               -               -            (.00%)(+)      (.00%)(+)
     (+) Represents less than 0.01% of average net assets.
(b)  Represents less than $0.01 per share.
(c)  Prior to October 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.60% of the Adviser Shares'
     average net assets.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2017, through November 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                             EXPENSES PAID
                                        BEGINNING                      ENDING                DURING PERIOD*
                                      ACCOUNT VALUE                ACCOUNT VALUE             JUNE 1, 2017 -
                                       JUNE 1, 2017              NOVEMBER 30, 2017          NOVEMBER 30, 2017
                                      -----------------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00                     $1,066.80                  $5.75

Hypothetical
  (5% return before expenses)            1,000.00                      1,019.50                   5.62

INSTITUTIONAL SHARES
Actual                                   1,000.00                      1,066.80                   5.65

Hypothetical
  (5% return before expenses)            1,000.00                      1,019.60                   5.52

ADVISER SHARES
Actual                                   1,000.00                      1,065.00                   7.30

Hypothetical
  (5% return before expenses)            1,000.00                      1,018.00                   7.13

*Expenses are equal to the annualized expense ratio of 1.11% for Fund Shares, 1.09% for Institutional Shares, and 1.41% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.68% for Fund Shares, 6.68% for Institutional Shares, and 6.50% for Adviser Shares for the six-month period of June 1, 2017, through November 30, 2017.

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   23412-0118                                (C)2018, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2017

By:*     /S/ KRISTEN MILLAN
         -----------------------------------------------------------
         Signature and Title:  Kristen Millan, Assistant Secretary

Date:    January 29, 2018
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    January 29, 2018
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    January 29, 2018
         ------------------------------

*Print the name and title of each signing officer under his or her signature.